UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5518
                                                      --------

                               The RBB Fund, Inc.
            ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             300 East Lombard Street
                               Baltimore, MD 21202
            ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       The Corporation Trust Incorporated
                             300 East Lombard Street
                               Baltimore, MD 21202
            ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-792-2555
                                                            ------------

                    Date of fiscal year end: August 31, 2004
                                             ---------------

                   Date of reporting period: February 29, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                     ==================================








                          THE BEDFORD CLASS




                          MONEY MARKET PORTFOLIO

                          THE RBB FUND, INC.












                         SEMI-ANNUAL REPORT
                         FEBRUARY 29, 2004

                     ==================================

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                         PAR
                                                        (000)         VALUE
                                                       -------    -------------
CERTIFICATES OF DEPOSIT--21.2%
DOMESTIC CERTIFICATES OF DEPOSIT--8.0%
J.P. Morgan Chase Bank
   1.110%, 03/29/04 ................................   $12,000    $  12,000,000
Washington Mutual Bank
   1.070%, 05/12/04 ................................    10,000       10,000,000
                                                                  -------------
                                                                     22,000,000
                                                                  -------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--13.2%
Banco Santander Puerto Rico
   1.080%, 04/26/04 ................................     1,000        1,000,000
   1.070%, 05/20/04 ................................     2,775        2,775,000
Foreningssparbanken AB (Swedbank)
   1.440%, 03/01/05 ................................     6,000        5,999,103
Landesbank Baden-Wurttemberg New York
   1.040%, 03/17/04 ................................    11,345       11,345,025
Toronto Dominion Bank
   1.265%, 04/13/04 ................................     5,000        4,999,971
Westdeutsche Landesbank
   1.400%, 08/05/04 ................................    10,000       10,000,000
                                                                  -------------
                                                                     36,119,099
                                                                  -------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $58,119,099) ..........................                 58,119,099
                                                                  -------------
COMMERCIAL PAPER--24.0%
BANKS--11.5%
Bank of America Corp.
   1.030%, 03/17/04 ................................    12,725       12,719,175
Depfa Bank P.L.C.
   1.125%, 03/05/04 ................................     4,000        3,999,500
Nationwide Building Society
   1.090%, 03/31/04 ................................    15,000       14,986,375
                                                                  -------------
                                                                     31,705,050
                                                                  -------------
BROKER DEALER SECURITIES--9.9%
Concord Minutemen Capital Co. LLC
   1.060%, 04/08/04 ................................     5,000        4,994,406
Lake Constance Funding LLC
   1.040%, 03/17/04 ................................    11,230       11,224,809
Tannehill Capital Co. LLC
   1.040%, 03/22/04 ................................    11,052       11,045,295
                                                                  -------------
                                                                     27,264,510
                                                                  -------------


                                                         PAR
                                                        (000)         VALUE
                                                       -------    -------------
COMMERCIAL PAPER--(CONTINUED)
CANNED, FROZEN, PRESERVED FRUIT--2.6%
Sara Lee Corp.
   1.060%, 03/22/04 ................................   $ 7,000    $   6,995,671
                                                                  -------------
     TOTAL COMMERCIAL PAPER
       (Cost $65,965,231) ..........................                 65,965,231
                                                                  -------------
MUNICIPAL BONDS--0.1%
MISSISSIPPI--0.1%
Mississippi Business Finance Corp.
   IDR RB (Choctaw Foods, Inc.)
   Series 1995 (Rabobank)+
   1.130%, 03/07/04 ................................       200          200,000
                                                                  -------------
     TOTAL MUNICIPAL BONDS
       (Cost $200,000) .............................                    200,000
                                                                  -------------
VARIABLE RATE OBLIGATIONS--16.7%
BANKS--8.0%
Canadian Imperial Bank of New York++
   1.058%, 03/01/04 ................................    10,000        9,999,982
HBOs Treasury Services P.L.C.++
   1.160%, 03/24/04 ................................    10,000       10,000,000
Westpac Banking Corp.++
   1.100%, 03/11/04 ................................     2,000        2,000,000
                                                                  -------------
                                                                     21,999,982
                                                                  -------------
ASSET BACKED SECURITIES--4.0%
Merrill Lynch & Co., Inc.++
   1.102%, 04/05/04 ................................    11,000       11,000,000
                                                                  -------------
LIFE INSURANCE--4.7%
John Hancock Global Funding++
   1.220%, 03/11/04 ................................     8,000        8,003,416
Metlife Global Funding++
   1.100%, 03/01/04 ................................     5,000        5,000,000
                                                                  -------------
                                                                     13,003,416
                                                                  -------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $46,003,398) ..........................                 46,003,398
                                                                  -------------
AGENCY OBLIGATIONS--12.8%
Federal Home Loan Bank
   4.875%, 04/16/04 ................................     5,000        5,022,169


                 See Accompanying Notes to Financial Statements.

                                The BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                         PAR
                                                        (000)         VALUE
                                                       -------    -------------
AGENCY OBLIGATIONS--(CONTINUED)
Federal Home Loan Mortgage Corp.
   1.375%, 11/15/04 ................................   $ 5,000    $   5,000,000
Federal National Mortgage Assn.
   1.040%, 05/18/04 ................................    10,000        9,997,604
   3.000%, 06/15/04 ................................     2,000        2,010,209
   1.200%, 08/13/04 ................................    10,000       10,000,000
   1.500%, 12/03/04 ................................     3,000        3,000,000
                                                                  -------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $35,029,982) ..........................                 35,029,982
                                                                  -------------
MEDIUM TERM NOTES--4.5%
Goldman Sachs Group, Inc.
   1.230%, 05/18/04 ................................    12,500       12,500,000
                                                                  -------------
     TOTAL MEDIUM TERM NOTES
       (Cost $12,500,000) ..........................                 12,500,000
                                                                  -------------
MASTER NOTES--2.9%
SECURITY/BROKER/DEALER
Morgan Stanley Mortgage Capital
   1.233%, 02/26/05 ................................     8,000        8,000,000
                                                                  -------------
     TOTAL MASTER NOTES
       (Cost $8,000,000) ...........................                  8,000,000
                                                                  -------------
REPURCHASE AGREEMENTS--17.6%
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/27/04 to be repurchased at
   $45,003,938 collateralized by
   $7,368,891 Federal Mortgage
   Association Corporation bonds
   4.50% due 02/15/33 and
   Federal National Mortgage
   Association Strips
   collateralized by $37,858,109
   at a rate of 5.50% to 0.00%
   due 07/01/33 to 03/01/34. Market
   Value of collateral is
   $46,581,750.)
   1.050%, 03/01/04 ................................    45,000       45,000,000


                                                         PAR
                                                        (000)         VALUE
                                                       -------    -------------
REPURCHASE AGREEMENTS--(CONTINUED)
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/27/04 to be repurchased at
   $3,400,094 collateralized by
   $3,417,486 United States
   Treasury Notes 2.250% due
   02/15/07. Market Value of
   collateral is $3,485,836.)
   0.990%, 03/01/04 ...............................    $ 3,400    $   3,400,000
                                                                  -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $48,400,000) .........................                  48,400,000
                                                                  -------------
TOTAL INVESTMENTS AT VALUE--98.8%
   (Cost $274,217,710) ............................                 274,217,710
                                                                  -------------
ASSETS IN EXCESS OF
   OTHER LIABILITIES--0.2% ........................                     520,242
                                                                  -------------

NET ASSETS (Applicable to
   85,081,614 Bedford Shares
   and 189,654,642 Sansom
   Street shares and 800 other
   shares)--100.0% ................................               $ 274,737,952
                                                                  =============

NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($274,737,952 / 274,737,056) ...................                       $1.00
                                                                          =====

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 29, 2004 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 29, 2004 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR ..............................................Industrial Development Revenue
LOC ............................................................Letter of Credit
RAN ...................................................Revenue Anticipation Note
RB .................................................................Revenue Bond
VRDN ..................................................Variable Rate Demand Note


                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
                                   (UNAUDITED)

Investment Income
   Interest ..................................................      $1,504,730
                                                                    ----------
Expenses
   Investment advisory and administration fees ...............         610,972
   Distribution fees .........................................         265,046
   Transfer agent fees .......................................          64,700
   Printing fees .............................................          48,001
   Custodian fees ............................................          32,745
   Legal fees ................................................          23,194
   Directors' fees ...........................................          18,879
   Audit fees ................................................          16,353
   Registration fees .........................................           4,500
   Insurance expense .........................................           3,608
   Service organization fees .................................           3,342
   Miscellaneous .............................................           1,633
                                                                    ----------
        Total Expenses .......................................       1,092,973

   Less fees waived ..........................................        (489,806)
   Less expense reimbursement by advisor .....................         (23,851)
                                                                    ----------
        Net total expenses ...................................         579,316
                                                                    ----------
Net investment income ........................................         925,414
                                                                    ----------
Realized gain on investments .................................             896
                                                                    ----------
Net increase in net assets resulting from operations .........      $  926,310
                                                                    ==========







                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                             FOR THE              FOR THE
                                                                        SIX MONTHS ENDED         YEAR ENDED
                                                                        FEBRUARY 29, 2004     AUGUST 31, 2003
                                                                        -----------------     ---------------
                                                                          (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ..............................................     $    925,414         $  2,499,023
  Net gain on investments ............................................              896                3,622
                                                                           ------------         ------------
  Net increase in net assets resulting from operations ...............          926,310            2,502,645
                                                                           ------------         ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ...................................................          (83,300)            (377,857)
    Sansom Street shares .............................................         (842,114)          (2,121,166)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ...................................................           (1,077)             (42,292)
    Sansom Street shares .............................................           (2,545)             (96,036)
                                                                           ------------         ------------

      Total distributions to shareholders ............................         (929,036)          (2,637,351)
                                                                           ------------         ------------
Net capital share transactions (See Note 3) ..........................       (4,038,046)         (18,176,747)
                                                                           ------------         ------------
Total decrease in net assets .........................................       (4,040,772)         (18,311,453)
Net Assets:
  Beginning of period ................................................      278,778,724          297,090,177
                                                                           ------------         ------------
  End of period ......................................................     $274,737,952         $278,778,724
                                                                           ============         ============







                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                     MONEY MARKET PORTFOLIO
                                          ---------------------------------------------------------------------------------------
                                             FOR THE            FOR THE           FOR THE           FOR THE           FOR THE
                                            SIX MONTHS           YEAR              YEAR              YEAR              YEAR
                                              ENDED              ENDED             ENDED             ENDED             ENDED
                                        FEBRUARY 29, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                        -----------------   ---------------   ---------------   ---------------   ---------------
                                           (UNAUDITED)
Net asset value, beginning of year .....     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                             --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ...............       0.0010            0.0046            0.0157            0.0460            0.0512
   Net gains on securities .............           --            0.0005                --                --                --
                                             --------          --------          --------          --------          --------
     Total from investment
       operations ......................       0.0010            0.0051            0.0157            0.0460            0.0512
                                             --------          --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ...........................      (0.0010)          (0.0046)          (0.0157)          (0.0460)          (0.0512)
   Distributions (from capital gains) ..           --           (0.0005)               --                --                --
                                             --------          --------          --------          --------          --------
     Total distributions ...............      (0.0010)          (0.0051)          (0.0157)          (0.0460)          (0.0512)
                                             --------          --------          --------          --------          --------
Net asset value, end of year ...........     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                             ========          ========          ========          ========          ========

Total Return ...........................        0.20%             0.53%             1.59%             4.70%             5.24%

Ratios /Supplemental Data
   Net assets, end of year (000) .......      $85,082           $80,406           $52,878          $676,964          $423,977
   Ratios of expenses to average
     net assets(b) .....................         .95%              .98%             1.00%             1.00%              .97%
   Ratios of net investment income
     to average net assets .............         .20%              .46%             1.75%             4.46%             5.15%

(a) Financial Highlights relate solely to the Bedford Class of shares within this portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.37% for the six months ended February 29, 2004 and 1.30%, 1.25%, 1.19% and 1.05% for the years ended August 31, 2003, 2002, 2001 and 2000, respectively.





                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Fund") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion shares are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

          A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

          B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

          C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

          D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

          F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

            PORTFOLIO                            ANNUAL RATE
     ------------------------    ----------------------------------------------
     Money Market Portfolio      .45% of first $250 million of net assets;
                                 .40% of next $250 million of net assets;
                                 .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2004, advisory fees and waivers for the investment portfolio were as follows:

                                 GROSS                              NET
                               ADVISORY                          ADVISORY
                                  FEE            WAIVER             FEE
                              -----------     -----------     --------------
     Money Market Portfolio     $587,778       $(489,806)        $97,972

     As of February 29, 2004, the Money Market Portfolio owed BIMC $6,632 in advisory fees.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is allocated to each portfolio of RBB based on the Portfolio's average net assets as a percentage of the total RBB net assets. The Portfolio portion of this fee for the period September 1, 2003 to February 29, 2004 was $23,194.

     The investment advisor/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 29, 2004, the expense caps were as follows:

     PORTFOLIO                     CLASS OF SHARES           EXPENSE CAP
     ----------                   -----------------         -------------
     Money Market Portfolio        Bedford                       .97%
                                   Sansom Street                 .20%

     Effective January 7, 2003, the Money Market Portfolio expense caps for the Bedford Class and Sansom Street Class changed from 1.00% to .97% and .49% to ..20%, respectively.

     Reimbursed expenses for the six months ended February 29, 2004 were $23,851 for the Money Market Portfolio.

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 29, 2004, distribution fees paid to PFPC Distributors for each class were as follows:

                                                       DISTRIBUTION
                                                            FEE
                                                       ------------

         Money Market Portfolio
             Bedford Class                               $265,046
             Sansom Street Class                               --
                                                         --------
                 Total Money Market Portfolio            $265,046
                                                         ========

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2004, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                    TRANSFER AGENCY
                                                          FEE
                                                    ---------------
     Money Market Portfolio
         Bedford Class                                  $51,500
         Sansom Street Class                             13,200
                                                        -------
              Total Money Market Portfolio              $64,700
                                                        =======

     PFPC Trust Co. serves as custodian for the Fund's Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

             PORTFOLIO                        ANNUAL RATE
   ------------------------  --------------------------------------------------
   Money Market Portfolio    .025% of first $50 million of gross assets;
                             .020% of next $50 million of gross assets;
                             .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 29, 2004, service organization fees were $3,342 for the Money Market Portfolio.

     As of February 29, 2004, the Money Market Portfolio owed PFPC and its affiliates $60,107 for their services.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                      MONEY MARKET PORTFOLIO
                                                               ------------------------------------
                                                                    FOR THE             FOR THE
                                                               SIX MONTHS ENDED       YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
                                                               -----------------    ---------------
                                                                  (UNAUDITED)
                                                                     VALUE               VALUE
                                                               -----------------    ---------------
     Shares sold:
         Bedford Class                                           $   187,153,525    $   312,708,677
         Sansom Street Class                                       1,007,523,224      1,864,927,379
                                                                 ---------------    ---------------
            Total Shares Sold                                      1,194,676,749      2,177,636,056
     Shares issued on reinvestment of dividends:
         Bedford Class                                                    85,919            430,446
         Sansom Street Class                                              41,616            172,379
                                                                 ---------------    ---------------
            Total Shares Reinvested                                      127,535            602,825
     Shares repurchased:
         Bedford Class                                              (182,566,088)      (285,586,385)
         Sansom Street Class                                      (1,016,276,242)    (1,910,829,243)
                                                                 ---------------    ---------------
            Total Shares Repurchased                              (1,198,842,330)    (2,196,415,628)
                                                                 ---------------    ---------------
     Net decrease                                                $    (4,038,046)   $   (18,176,747)
                                                                 ===============    ===============
     Bedford Shares authorized                                     1,500,000,000      1,500,000,000
                                                                 ===============    ===============

NOTE 4. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 533-7719 and on the Securities and Exchange Commission's website at http://www.sec.gov.

NOTE 5. NET ASSETS

     At February 29, 2004, net assets consisted of the following:

                                                               MONEY MARKET
                                                                PORTFOLIO
                                                               ------------
Paid-in capital                                                $274,737,056
Accumulated net realized gain/(loss) on investments                     896
                                                               ------------
   Total net assets                                            $274,737,952
                                                               ============

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Portfolio currently offers one other class of shares representing interest in the Money Market Portfolio: Sansom Street. The Sansom Street Class is marketed to different types of investors. Additional information regarding the Sansom Street shares is available in its annual report. The financial highlights of the Sansom Street Class are as follows:

THE SANSOM STREET FAMILY (a)
                                                                      MONEY MARKET PORTFOLIO
                                        -----------------------------------------------------------------------------------------
                                            FOR THE             FOR THE           FOR THE           FOR THE           FOR THE
                                          SIX MONTHS             YEAR              YEAR              YEAR              YEAR
                                             ENDED               ENDED             ENDED             ENDED             ENDED
                                        FEBRUARY 29, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                        -----------------   ---------------   ---------------   ---------------   ---------------
                                           (UNAUDITED)
Net asset value, beginning of year .....     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                             --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ...............       0.0047            0.0114            0.0209            0.0511            0.0560
   Net gains on securities .............           --            0.0005                --                --                --
                                             --------          --------          --------          --------          --------
     Total net income from investment
       operations ......................       0.0047            0.0119            0.0209            0.0511            0.0560
                                             --------          --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ...........................      (0.0047)          (0.0114)          (0.0209)          (0.0511)          (0.0560)
   Distributions (from capital gains) ..           --           (0.0005)               --                --                --
                                             --------          --------          --------          --------          --------
     Total distributions ...............      (0.0047)          (0.0119)          (0.0209)          (0.0511)          (0.0560)
                                             --------          --------          --------          --------          --------
Net asset value, end of year ...........     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                             ========          ========          ========          ========          ========
     Total Return ......................        0.94%             1.21%             2.11%             5.23%             5.75%

Ratios/Supplemental Data
   Net assets, end of year (000) .......     $189,656          $198,373          $244,212          $201,632          $326,745
   Ratios of expenses to average
     net assets(b) .....................         .20%              .30%              .49%              .49%              .49%
   Ratios of net investment income to
     average net assets ................         .94%             1.14%             2.10%             5.23%             5.42%

(a) Financial highlights relate solely to the Sansom Street Class of shares within this portfolio.

(b) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .57% for the six months ended February 29, 2004 and .57%, .64%, .61% and .61% for the years ended August 31, 2003, 2002,
     2001 and 2000, respectively.

                             ADDITIONAL INFORMATION



     PricewaterhouseCoopers LLP ("PwC") resigned as the auditor of the Money Market Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Money Market Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent auditors to audit RBB's financial statements with respect to the Money Market Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i)  concerned  the   application  of  accounting   principles  to  a  specified
transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
304).

     The above information is required to be included in our shareholder reports for two years following a change of independent auditors.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                             TERM OF OFFICE                                       PORTFOLIOS IN         OTHER
     NAME, ADDRESS,       POSITION(S) HELD   AND LENGTH OF       PRINCIPAL OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
    AND DATE OF BIRTH        WITH FUND        TIME SERVED 1       DURING PAST 5 YEARS              OVERSEEN BY    HELD BY DIRECTOR
                                                                                                     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky            Director     - 1988 to present   Since 1969, Director and Vice           16         Director, Comcast
 Comcast Corporation                                           Chairman, Comcast Corporation                         Corporation.
 1500 Market Street,                                           (cable television and
 35th Fl.                                                      communications); Director, NDS
 Philadelphia, PA 19102                                        Group PLC (provider of systems
 DOB: 7/16/33                                                  and applications for digital
                                                               pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay             Director     - 1988 to present   Since 2000, Vice President, Fox         16               None
 Fox Chase Cancer Center                                       Chase Cancer Center(biomedical
 333 Cottman Avenue                                            research and medical care); prior
 Philadelphia, PA 19111                                        to 2000, Executive Vice President,
 DOB: 12/06/35                                                 Fox Chase Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman           Director     - 1991 to present   Since December 2000, Director,          16               None
 106 Pierrepont Street                                         Gabelli Partners, L.P. (an
 Brooklyn, NY 11201                                            investment partnership); Chief
 DOB: 5/21/48                                                  Operating Officer and member of
                                                               the Board of Directors of
                                                               Outercurve Technologies (wireless
                                                               enabling services) until April 2001;
                                                               Chief Operating Officer and member
                                                               of the Executive Operating Committee
                                                               of Warburg Pincus Asset Management,
                                                               Inc.; Executive Officer and Director
                                                               of Credit Suisse Asset Management
                                                               Securities, Inc. (formerly
                                                               Counsellors Securities, Inc.) and
                                                               Director/Trustee of various investment
                                                               companies advised by Warburg Pincus
                                                               Asset Management, Inc. until September
                                                               15, 1999; Prior to 1997, Managing
                                                               Director of Warburg Pincus Asset
                                                               Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg          Director     - 1991 to present   Since 1974, Chairman, Director and      16          Director, Moyco
 Moyco Technologies, Inc.                                      President, Moyco Technologies, Inc.                  Technologies,
 200 Commerce Drive                                            (manufacturer of precision coated and                     Inc.
 Montgomeryville, PA 18936                                     industrial abrasives); Since 1999,
 DOB: 3/24/34                                                  Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                             TERM OF OFFICE                                       PORTFOLIOS IN         OTHER
     NAME, ADDRESS,       POSITION(S) HELD   AND LENGTH OF       PRINCIPAL OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
    AND DATE OF BIRTH        WITH FUND        TIME SERVED         DURING PAST 5 YEARS              OVERSEEN BY    HELD BY DIRECTOR
                                                                                                     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky             Director     - 1991 to present   Since July 2002, Senior Vice            16         None
 Oppenheimer & Company, Inc.                                   President and prior thereto,
 200 Park Avenue                                               Executive Vice President of
 New York, NY 10166                                            Oppenheimer & Company, Inc.
 DOB:4/16/38                                                   (formerly Fahnestock & Co., Inc.,
                                                               a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall           Director     - 2002 to present   Director of PFPC Inc. from January      16         None
 400 Bellevue Parkway                                          1987 to April 2002; Chairman and
 Wilmington, DE 19809                                          Chief Executive Officer of PFPC Inc.
 DOB: 9/25/38                                                  until April 2002; Executive Vice
                                                               President of PNC Bank, National
                                                               Association from October 1981 to
                                                               April 2002; Director of PFPC
                                                               International Ltd. (financial services)
                                                               from August 1993 to April 2002;
                                                               Director of PFPC International (Cayman)
                                                               Ltd. (financial services) from
                                                               September 1996 to April 2002, and
                                                               Director of International Dollar
                                                               Reserve Fund, Ltd. (Cayman mutual fund
                                                               Company) from September 1993 to
                                                               present; Governor of the Investment
                                                               Company Institute (investment company
                                                               industry trade organization) from July
                                                               1996 to January 2002; Director of PNC
                                                               Asset Management, Inc. (investment
                                                               advisory) from September 1994 to March
                                                               1998; Director of PNC National Bank
                                                               from October 1995 to November 1997;
                                                               Director of Haydon Bolts, Inc. (bolt
                                                               manufacturer) and Parkway Real Estate
                                                               Company (subsidiary of Haydon Bolts,
                                                               Inc.) since 1984. Mr. Carnall provides
                                                               consulting services from time to time
                                                               to PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                             TERM OF OFFICE                                       PORTFOLIOS IN         OTHER
     NAME, ADDRESS,       POSITION(S) HELD   AND LENGTH OF       PRINCIPAL OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
    AND DATE OF BIRTH        WITH FUND        TIME SERVED         DURING PAST 5 YEARS              OVERSEEN BY    HELD BY DIRECTOR
                                                                                                     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach           President and   - 1991 to present   Certified Public Accountant; Vice       N/A               N/A
 400 Bellevue Parkway        Treasurer            and          Chairman of the Board, Fox Chase
 4th Floor                                 - 1988 to present   Cancer Center; Trustee Emeritus,
 Wilmington, DE 19809                                          Pennsylvania School for the Deaf;
 DOB: 6/29/24                                                  Trustee Emeritus, Immaculata
                                                               University; President or Vice
                                                               President and Treasurer of various
                                                               investment companies advised by
                                                               subsidiaries of PNC Bank Corp. from
                                                               1981 to 1997; Managing General
                                                               Partner, President and Treasurer of
                                                               Chestnut Street Exchange Fund;
                                                               Director of the Bradford Funds, Inc.
                                                               from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                Secretary     - Since 2003        Since 2000, Vice President and Counsel, N/A               N/A
 301 Bellevue Parkway                                          PFPC Inc. (financial services company);
 2nd Floor                                                     Associate, Stradley, Ronon, Stevens &
 Wilmington, DE 19809                                          Young, LLC (law firm) from 1996-2000.
 DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

INVESTMENT ADVISER
BlackRock Institutional
Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT AUDITORS
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996











This report is  submitted  for  the general
information  of  the  shareholders  of  the
Portfolio.  It  is  not authorized for  the
distribution  to  prospective  investors in
the  Portfolio  unless  it  is  preceded or
accompanied by a current  prospectus  which
includes details regarding the  Portfolio's
objectives, policies and other information.
Total   investment   return   is  based  on
historical  results and is  not intended to
indicate   future    performance.   Current
performance may be lower or higher than the performance data provided in the report.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
      BEAR
    STEARNS

--------------------------------------------------------------------------------
                                           -------------------------------------

                                             MONEY MARKET
                                             PORTFOLIO















                                             Semi-Annual Report
                                             February 29, 2004

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                         PAR
                                                        (000)         VALUE
                                                       -------    ------------
CERTIFICATES OF DEPOSIT--21.2%
DOMESTIC CERTIFICATES OF DEPOSIT--8.0%
J.P. Morgan Chase Bank
   1.110%, 03/29/04 ................................   $12,000    $ 12,000,000
Washington Mutual Bank
   1.070%, 05/12/04 ................................    10,000      10,000,000
                                                                  ------------
                                                                    22,000,000
                                                                  ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--13.2%
Banco Santander Puerto Rico
   1.080%, 04/26/04 ................................     1,000       1,000,000
   1.070%, 05/20/04 ................................     2,775       2,775,000
Foreningssparbanken AB
   (Swedbank)
   1.440%, 03/01/05 ................................     6,000       5,999,103
Landesbank Baden-Wurttemberg
   New York
   1.040%, 03/17/04 ................................    11,345      11,345,025
Toronto Dominion Bank
   1.265%, 04/13/04 ................................     5,000       4,999,971
Westdeutsche Landesbank
   1.400%, 08/05/04 ................................    10,000      10,000,000
                                                                  ------------
                                                                    36,119,099
                                                                  ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $58,119,099) ..........................                58,119,099
                                                                  ------------
COMMERCIAL PAPER--24.0%
BANKS--11.5%
Bank of America Corp.
   1.030%, 03/17/04 ................................    12,725      12,719,175
Depfa Bank P.L.C.
   1.125%, 03/05/04 ................................     4,000       3,999,500
Nationwide Building Society
   1.090%, 03/31/04 ................................    15,000      14,986,375
                                                                  ------------
                                                                    31,705,050
                                                                  ------------
BROKER DEALER SECURITIES--9.9%
Concord Minutemen Capital Co.
   LLC.
   1.060%, 04/08/04 ................................     5,000       4,994,406
Lake Constance Funding LLC.
   1.040%, 03/17/04 ................................    11,230      11,224,809
Tannehill Capital Co. LLC.
   1.040%, 03/22/04 ................................    11,052      11,045,295
                                                                  ------------
                                                                    27,264,510
                                                                  ------------
CANNED, FROZEN, PRESERVED FRUIT--2.6%
Sara Lee Corp.
   1.060%, 03/22/04 ................................     7,000       6,995,671
                                                                  ------------
     TOTAL COMMERCIAL PAPER
       (Cost $65,965,231) ..........................                65,965,231
                                                                  ------------


                                                         PAR
                                                        (000)         VALUE
                                                       -------    ------------
MUNICIPAL BONDS--0.1%
MISSISSIPPI--0.1%
Mississippi Business Finance
   Corp. IDR RB (Choctaw Foods,
   Inc.) Series 1995 (Rabobank)+
   1.130%, 03/07/04 ................................   $   200    $    200,000
                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $200,000) .............................                   200,000
                                                                  ------------
VARIABLE RATE OBLIGATIONS--16.7%
BANKS--8.0%
Canadian Imperial Bank of
   New York++
   1.058%, 03/01/04 ................................    10,000       9,999,982
HBOs Treasury Services P.L.C.++
   1.160%, 03/24/04 ................................    10,000      10,000,000
Westpac Banking Corp.++
   1.100%, 03/11/04 ................................     2,000       2,000,000
                                                                  ------------
                                                                    21,999,982
                                                                  ------------
ASSET BACKED SECURITIES--4.0%
Merrill Lynch & Co., Inc.++
   1.102%, 04/05/04 ................................    11,000      11,000,000
                                                                  ------------
LIFE INSURANCE--4.7%
John Hancock Global Funding++
   1.220%, 03/11/04 ................................     8,000       8,003,416
Metlife Global Funding++
   1.100%, 03/01/04 ................................     5,000       5,000,000
                                                                  ------------
                                                                    13,003,416
                                                                  ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $46,003,398) ..........................                46,003,398
                                                                  ------------
AGENCY OBLIGATIONS--12.8%
Federal Home Loan Bank
   4.875%, 04/16/04 ................................     5,000       5,022,169
Federal Home Loan Mortgage
   Corp.
   1.375%, 11/15/04 ................................     5,000       5,000,000
Federal National Mortgage Assn.
   1.040%, 05/18/04 ................................    10,000       9,997,604
   3.000%, 06/15/04 ................................     2,000       2,010,209
   1.200%, 08/13/04 ................................    10,000      10,000,000
   1.500%, 12/03/04 ................................     3,000       3,000,000
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $35,029,982) ..........................                35,029,982
                                                                  ------------
MEDIUM TERM NOTES--4.5%
Goldman Sachs Group, Inc.
   1.230%, 05/18/04 ................................    12,500      12,500,000
                                                                  ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $12,500,000) ..........................                12,500,000
                                                                  ------------




                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                         PAR
                                                        (000)         VALUE
                                                       -------    ------------
MASTER NOTES--2.9%
SECURITY/BROKER/DEALER
Morgan Stanley Mortgage Capital
   1.233%, 02/26/05 ................................   $ 8,000    $  8,000,000
                                                                  ------------
     TOTAL MASTER NOTES
       (Cost $8,000,000) ...........................                 8,000,000
                                                                  ------------
REPURCHASE AGREEMENTS--17.6%
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/27/04 to be repurchased at
   $45,003,938 collateralized by
   $7,368,891 Federal Mortgage
   Association Corporation bonds
   4.50% due 02/15/33 and Federal
   National Mortgage Association
   Strips collateralized by
   $37,858,109 at a rate of 5.50%
   to 0.00% due 07/01/33 to
   03/01/34. Market Value of
   collateral is $46,581,750.)
   1.050%, 03/01/04 ................................    45,000      45,000,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/27/04 to be repurchased at
   $3,400,094 collateralized by
   $3,417,486 United States
   Treasury Notes 2.250% due
   02/15/07. Market Value of
   collateral is $3,485,836.)
   0.990%, 03/01/04 ................................     3,400       3,400,000
                                                                  ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $48,400,000) ..........................                48,400,000
                                                                  ------------
TOTAL INVESTMENTS AT VALUE--98.8%
   (Cost $274,217,710) .............................               274,217,710
                                                                  ------------
ASSETS IN EXCESS OF
   OTHER LIABILITIES--0.2% .........................                   520,242
                                                                  ------------
NET ASSETS (Applicable to
   85,081,614 Bedford Shares
   and 189,654,642 Sansom
   Street shares and 800 other
   shares)--100.0% .................................              $274,737,952
                                                                  ============

NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($274,737,952 / 274,737,056) ....................                     $1.00
                                                                         =====

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 29, 2004 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 29, 2004 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR ..............................................Industrial Development Revenue
LOC ............................................................Letter of Credit
RAN ...................................................Revenue Anticipation Note
RB .................................................................Revenue Bond
VRDN ..................................................Variable Rate Demand Note











                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
                                   (UNAUDITED)

Investment Income
   Interest ....................................................     $1,504,730
                                                                     ----------
Expenses
   Investment advisory and administration fees .................        610,972
   Distribution fees ...........................................        265,046
   Transfer agent fees .........................................         64,700
   Printing fees ...............................................         48,001
   Custodian fees ..............................................         32,745
   Legal fees ..................................................         23,194
   Directors' fees .............................................         18,879
   Audit fees ..................................................         16,353
   Registration fees ...........................................          4,500
   Insurance expense ...........................................          3,608
   Service organization fees ...................................          3,342
   Miscellaneous ...............................................          1,633
                                                                     ----------
        Total Expenses .........................................      1,092,973

   Less fees waived ............................................       (489,806)
   Less expense reimbursement by advisor .......................        (23,851)
                                                                     ----------
        Net total expenses .....................................        579,316
                                                                     ----------
Net investment income ..........................................        925,414
                                                                     ----------
Realized gain on investments ...................................            896
                                                                     ----------
Net increase in net assets resulting from operations ...........     $  926,310
                                                                     ==========











                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                              FOR THE              FOR THE
                                                                         SIX MONTHS ENDED         YEAR ENDED
                                                                         FEBRUARY 29, 2004     AUGUST 31, 2003
                                                                         -----------------     ---------------
                                                                            (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ..............................................     $     925,414        $   2,499,023
  Net gain on investments ............................................               896                3,622
                                                                           -------------        -------------
  Net increase in net assets resulting from operations ...............           926,310            2,502,645
                                                                           -------------        -------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ...................................................           (83,300)            (377,857)
    Sansom Street shares .............................................          (842,114)          (2,121,166)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ...................................................            (1,077)             (42,292)
    Sansom Street shares .............................................            (2,545)             (96,036)
                                                                           -------------        -------------

      Total distributions to shareholders ............................          (929,036)          (2,637,351)
                                                                           -------------        -------------
Net capital share transactions (See Note 3) ..........................        (4,038,046)         (18,176,747)
                                                                           -------------        -------------
Total decrease in net assets .........................................        (4,040,772)         (18,311,453)
Net Assets:
  Beginning of period ................................................       278,778,724          297,090,177
                                                                           -------------        -------------
  End of period ......................................................     $ 274,737,952        $ 278,778,724
                                                                           =============        =============











                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                           MONEY MARKET PORTFOLIO
                                         -----------------------------------------------------------------------------------------
                                              FOR THE            FOR THE          FOR THE           FOR THE           FOR THE
                                             SIX MONTHS            YEAR             YEAR              YEAR              YEAR
                                               ENDED               ENDED            ENDED             ENDED             ENDED
                                         FEBRUARY 29, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                         -----------------   ---------------   ---------------   ---------------   ---------------
                                           (UNAUDITED)
Net asset value, beginning of year ...        $  1.00            $  1.00           $  1.00          $   1.00          $   1.00
                                              -------            -------           -------          --------          --------
Income from investment operations:
  Net investment income ..............         0.0010             0.0046            0.0157            0.0460            0.0512
  Net gains on securities ............             --             0.0005                --                --                --
                                              -------            -------           -------          --------          --------
   Total from investment
     operations ......................         0.0010             0.0051            0.0157            0.0460            0.0512
                                              -------            -------           -------          --------          --------
Less distributions
  Dividends (from net investment
   income) ...........................        (0.0010)           (0.0046)          (0.0157)          (0.0460)          (0.0512)
  Distributions (from capital gains)..             --            (0.0005)               --                --                --
                                              -------            -------           -------          --------          --------
   Total distributions ...............        (0.0010)           (0.0051)          (0.0157)          (0.0460)          (0.0512)
                                              -------            -------           -------          --------          --------
Net asset value, end of year .........        $  1.00            $  1.00           $  1.00          $   1.00          $   1.00
                                              =======            =======           =======          ========          ========

Total Return .........................          0.20%              0.53%             1.59%             4.70%             5.24%

Ratios /Supplemental Data
  Net assets, end of year (000) ......        $85,082            $80,406           $52,878          $676,964          $423,977
  Ratios of expenses to average
   net assets(b) .....................           .95%               .98%             1.00%             1.00%              .97%
  Ratios of net investment income
   to average net assets .............           .20%               .46%             1.75%             4.46%             5.15%

(a) Financial Highlights relate solely to the Bedford Class of shares within this portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.37% for the six months ended February 29, 2004 and 1.30%, 1.25%, 1.19% and 1.05% for the years ended August 31, 2003, 2002, 2001 and 2000, respectively.












                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Fund") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion shares are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

          A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

          B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

          C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

          D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

          E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

          PORTFOLIO                         ANNUAL RATE
   -------------------------    ----------------------------------------------
   Money Market Portfolio       .45% of first $250 million of net assets;
                                .40% of next $250 million of net assets;
                                .35% of net assets in excess of $500 million.


     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2004, advisory fees and waivers for the investment portfolio were as follows:

                                    GROSS                           NET
                                  ADVISORY                       ADVISORY
                                     FEE           WAIVER           FEE
                                 -----------    ------------    -----------
     Money Market Portfolio        $587,778      $(489,806)       $97,972

     As of February 29, 2004, the Money Market Portfolio owed BIMC $6,632 in advisory fees.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is allocated to each portfolio of RBB based on the Portfolio's average net assets as a percentage of the total RBB net assets. The Portfolio portion of this fee for the period September 1, 2003 to February 29, 2004 was $23,194.

     The investment advisor/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 29, 2004, the expense caps were as follows:

     PORTFOLIO                     CLASS OF SHARES            EXPENSE CAP
     ----------                   -----------------         ---------------
     Money Market Portfolio        Bedford                        .97%
                                   Sansom Street                  .20%

     Effective January 7, 2003, the Money Market Portfolio expense caps for the Bedford Class and Sansom Street Class changed from 1.00% to .97% and .49% to ..20%, respectively.

     Reimbursed expenses for the six months ended February 29, 2004 were $23,851 for the Money Market Portfolio.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 29, 2004, distribution fees paid to PFPC Distributors for each class were as follows:

                                                            DISTRIBUTION
                                                                 FEE
                                                            ------------

         Money Market Portfolio
             Bedford Class                                    $265,046
             Sansom Street Class                                    --
                                                              --------
                 Total Money Market Portfolio                 $265,046
                                                              ========

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2004, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                     TRANSFER AGENCY
                                                           FEE
                                                     ---------------
     Money Market Portfolio
         Bedford Class                                    $51,500
         Sansom Street Class                               13,200
                                                          -------
              Total Money Market Portfolio                $64,700
                                                          =======

     PFPC Trust Co. serves as custodian for the Fund's Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

           PORTFOLIO                            ANNUAL RATE
   ------------------------    ------------------------------------------------
   Money Market Portfolio      .025% of first $50 million of gross assets;
                               .020% of next $50 million of gross assets;
                               .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 29, 2004, service organization fees were $3,342 for the Money Market Portfolio.

     As of February 29, 2004, the Money Market Portfolio owed PFPC and its affiliates $60,107 for their services.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                                    MONEY MARKET PORTFOLIO
                                                                           -------------------------------------
                                                                              FOR THE SIX            FOR THE
                                                                             MONTHS ENDED           YEAR ENDED
                                                                           FEBRUARY 29, 2004     AUGUST 31, 2003
                                                                           -----------------     ---------------
                                                                              (UNAUDITED)
                                                                                 VALUE                VALUE
                                                                            ---------------      ---------------
     Shares sold:
         Bedford Class                                                      $   187,153,525      $   312,708,677
         Sansom Street Class                                                  1,007,523,224        1,864,927,379
                                                                            ---------------      ---------------
            Total Shares Sold                                                 1,194,676,749        2,177,636,056
     Shares issued on reinvestment of dividends:
         Bedford Class                                                               85,919              430,446
         Sansom Street Class                                                         41,616              172,379
                                                                            ---------------      ---------------
            Total Shares Reinvested                                                 127,535              602,825
     Shares repurchased:
         Bedford Class                                                         (182,566,088)        (285,586,385)
         Sansom Street Class                                                 (1,016,276,242)      (1,910,829,243)
                                                                            ---------------      ---------------
            Total Shares Repurchased                                         (1,198,842,330)      (2,196,415,628)
                                                                            ---------------      ---------------
     Net decrease                                                           $    (4,038,046)     $   (18,176,747)
                                                                            ===============      ===============

     Bedford Shares authorized                                                1,500,000,000        1,500,000,000
                                                                            ===============      ===============

NOTE 4. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 447-1139 and on the Securities and Exchange Commission's website at http://www.sec.gov.

NOTE 5. NET ASSETS

     At February 29, 2004, net assets consisted of the following:

                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $274,737,056
Accumulated net realized gain/(loss) on investments                     896
                                                               ------------
   Total net assets                                            $274,737,952
                                                               ============

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Portfolio currently offers one other class of shares representing interest in the Money Market Portfolio: Sansom Street. The Sansom Street Class is marketed to different types of investors. Additional information regarding the Sansom Street shares is available in its annual report. The financial highlights of the Sansom Street Class are as follows:

THE SANSOM STREET FAMILY (a)

                                                                             MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                                FOR THE            FOR THE           FOR THE           FOR THE           FOR THE
                                               SIX MONTHS           YEAR              YEAR              YEAR              YEAR
                                                 ENDED              ENDED             ENDED             ENDED             ENDED
                                           FEBRUARY 29, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                           -----------------   ---------------   ---------------   ---------------   ---------------
                                              (UNAUDITED)
Net asset value, beginning of year .......     $   1.00           $   1.00          $   1.00          $   1.00           $   1.00
                                               --------           --------          --------          --------           --------
Income from investment operations:
   Net investment income .................       0.0047             0.0114            0.0209            0.0511             0.0560
   Net gains on securities ...............           --             0.0005                --                --                 --
                                               --------           --------          --------          --------           --------
     Total net income from investment
       operations ........................       0.0047             0.0119            0.0209            0.0511             0.0560
                                               --------           --------          --------          --------           --------
Less distributions
   Dividends (from net investment
     income) .............................      (0.0047)           (0.0114)          (0.0209)          (0.0511)           (0.0560)
   Distributions (from capital gains) ....           --            (0.0005)               --                --                 --
                                               --------           --------          --------          --------           --------
     Total distributions .................      (0.0047)           (0.0119)          (0.0209)          (0.0511)           (0.0560)
                                               --------           --------          --------          --------           --------
Net asset value, end of year .............     $   1.00           $   1.00          $   1.00          $   1.00           $   1.00
                                               ========           ========          ========          ========           ========
     Total Return ........................        0.94%              1.21%             2.11%             5.23%              5.75%

Ratios/Supplemental Data
   Net assets, end of year (000) .........     $189,656           $198,373          $244,212          $201,632           $326,745
   Ratios of expenses to average
     net assets(b) .......................         .20%               .30%              .49%              .49%               .49%
   Ratios of net investment income to
     average net assets ..................         .94%              1.14%             2.10%             5.23%              5.42%

(a) Financial highlights relate solely to the Sansom Street Class of shares within this portfolio.

(b) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .57% for the six months ended February 29, 2004 and .57%, .64%, .61% and .61% for the years ended August 31, 2003, 2002,
     2001 and 2000, respectively.

                             ADDITIONAL INFORMATION



     PricewaterhouseCoopers LLP ("PwC") resigned as the auditor of the Money Market Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Money Market Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent auditors to audit RBB's financial statements with respect to the Money Market Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i)  concerned  the   application  of  accounting   principles  to  a  specified
transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
304).

     The above information is required to be included in our shareholder reports for two years following a change of independent auditors.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (800) 447-1139.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                               TERM OF OFFICE                                           PORTFOLIOS IN      OTHER
    NAME, ADDRESS,         POSITION(S) HELD    AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST    FUND COMPLEX   DIRECTORSHIPS
  AND DATE OF BIRTH            WITH FUND        TIME SERVED                   5 YEARS                    OVERSEEN BY      HELD BY
                                                                                                          DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky              Director    - 1988 to present    Since 1969, Director and Vice Chairman,      16         Director,
 Comcast Corporation                                             Comcast Corporation (cable television                    Comcast
 1500 Market Street, 35th Fl.                                    and communications); Director, NDS                     Corporation.
 Philadelphia, PA 19102                                          Group PLC (provider of systems and
 DOB: 7/16/33                                                    applications for digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay               Director    - 1988 to present    Since 2000, Vice President, Fox              16            None
 Fox Chase Cancer Center                                         Chase Cancer Center (biomedical
 333 Cottman Avenue                                              research and medical care); prior
 Philadelphia, PA 19111                                          to 2000, Executive Vice President,
 DOB: 12/06/35                                                   Fox Chase Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman             Director    - 1991 to present    Since December 2000, Director,               16            None
 106 Pierrepont Street                                           Gabelli Partners, L.P. (an investment
 Brooklyn, NY 11201                                              partnership); Chief Operating Officer
 DOB: 5/21/48                                                    and member of the Board of Directors
                                                                 of Outercurve Technologies (wireless
                                                                 enabling services) until April 2001;
                                                                 Chief Operating Officer and member of
                                                                 the Executive Operating Committee of
                                                                 Warburg Pincus Asset Management, Inc.;
                                                                 Executive Officer and Director of
                                                                 Credit Suisse Asset Management
                                                                 Securities, Inc. (formerly Counsellors
                                                                 Securities, Inc.) and Director/Trustee
                                                                 of various investment companies
                                                                 advised by Warburg Pincus Asset
                                                                 Management, Inc. until September 15,
                                                                 1999; Prior to 1997, Managing
                                                                 Director of Warburg Pincus Asset
                                                                 Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg            Director    - 1991 to present    Since 1974, Chairman, Director and           16         Director,
 Moyco Technologies, Inc.                                        President, Moyco Technologies, Inc.                      Moyco
 200 Commerce Drive                                              (manufacturer of precision coated and                 Technologies,
 Montgomeryville, PA 18936                                       industrial abrasives); Since 1999,                        Inc.
 DOB: 3/24/34                                                    Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                               TERM OF OFFICE                                           PORTFOLIOS IN      OTHER
    NAME, ADDRESS,         POSITION(S) HELD    AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST    FUND COMPLEX   DIRECTORSHIPS
  AND DATE OF BIRTH            WITH FUND        TIME SERVED                   5 YEARS                    OVERSEEN BY      HELD BY
                                                                                                          DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky               Director    - 1991 to present    Since July 2002, Senior Vice President       16            None
 Oppenheimer & Company, Inc.                                     and prior thereto, Executive Vice
 200 Park Avenue                                                 President of Oppenheimer & Company,
 New York, NY 10166                                              Inc. (formerly Fahnestock & Co., Inc.,
 DOB:4/16/38                                                     a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall             Director    - 2002 to present    Director of PFPC Inc. from January 1987      16            None
 400 Bellevue Parkway                                            to April 2002; Chairman and Chief
 Wilmington, DE 19809                                            Executive Officer of PFPC Inc. until
 DOB: 9/25/38                                                    April 2002; Executive Vice President of
                                                                 PNC Bank, National Association from
                                                                 October 1981 to April 2002; Director of
                                                                 PFPC International Ltd. (financial
                                                                 services) from August 1993 to April 2002;
                                                                 Director of PFPC International (Cayman)
                                                                 Ltd. (financial services) from September
                                                                 1996 to April 2002, and Director of
                                                                 International Dollar Reserve Fund, Ltd.
                                                                 (Cayman mutual fund Company) from September
                                                                 1993 to present; Governor of the Investment
                                                                 Company Institute (investment company
                                                                 industry trade organization) from July 1996
                                                                 to January 2002; Director of PNC Asset
                                                                 Management, Inc. (investment advisory) from
                                                                 September 1994 to March 1998; Director of
                                                                 PNC National Bank from October 1995 to
                                                                 November 1997; Director of Haydon Bolts, Inc.
                                                                 (bolt manufacturer) and Parkway Real Estate
                                                                 Company (subsidiary of Haydon Bolts, Inc.)
                                                                 since 1984. Mr. Carnall provides consulting
                                                                 services from time to time to PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                               TERM OF OFFICE                                           PORTFOLIOS IN      OTHER
    NAME, ADDRESS,         POSITION(S) HELD    AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST    FUND COMPLEX   DIRECTORSHIPS
  AND DATE OF BIRTH            WITH FUND        TIME SERVED                   5 YEARS                    OVERSEEN BY      HELD BY
                                                                                                          DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach            President and   - 1991 to present    Certified Public Accountant; Vice Chairman   N/A           N/A
 400 Bellevue Parkway         Treasurer                          of the Board, Fox Chase Cancer Center;
 4th Floor                                         and           Trustee Emeritus, Pennsylvania School for
 Wilmington, DE 19809                                            the Deaf; Trustee Emeritus, Immaculata
 DOB: 6/29/24                               - 1988 to present    University; President or Vice President
                                                                 and Treasurer of various investment
                                                                 companies advised by subsidiaries of PNC
                                                                 Bank Corp. from 1981 to 1997; Managing
                                                                 General Partner, President and Treasurer
                                                                 of Chestnut Street Exchange Fund; Director
                                                                 of the Bradford Funds, Inc. from 1996 to
                                                                 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                  Secretary    - Since 2003         Since 2000, Vice President and Counsel,      N/A           N/A
 301 Bellevue Parkway                                            PFPC Inc. (financial services company);
 2nd Floor                                                       Associate, Stradley, Ronon, Stevens &
 Wilmington, DE 19809                                            Young, LLC (law firm) from 1996-2000.
 DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      The
                    Bear Stearns
                      Funds

                    383 MADISON AVENUE
                    NEW YORK, NY 10179
                    1.800.766.4111


                    MONEY MARKET PORTFOLIO


                    INVESTMENT ADVISER
                    BlackRock Institutional Management Corporation 100 Bellevue Parkway
                    Wilmington, DE 19809


                    TRANSFER AGENT
                    PFPC Inc.
                    760 Moore Road
                    King of Prussia, PA 19406


                    DISTRIBUTOR
                    PFPC Distributors, Inc.
                    760 Moore Road
                    King of Prussia, PA 19406


                    CUSTODIAN
                    PFPC Trust Company
                    8800 Tinicum Blvd.
                    Suite 200
                    Philadelphia, PA 19153


                    INDEPENDENT AUDITORS
                    Deloitte & Touche LLP
                    1700 Market Street
                    Philadelphia, PA 19103-3984


                    COUNSEL
                    Drinker Biddle & Reath LLP
                    One Logan Square
                    18th and Cherry Streets
                    Philadelphia, PA 19103-6996


                    This report is submitted for the general
                    information of  the shareholders  of the
                    Portfolio. It is not authorized for  the
                    distribution  to  prospective  investors
                    in the  Portfolio unless  it is preceded
                    or  accompanied by  a current prospectus
                    which  includes  details  regarding  the
                    Portfolio's  objectives,   policies  and
                    other   information.   Total  investment
                    return is  based  on historical  results
                    and  is not intended  to indicate future
                    performance. Current performance  may be
                    lower or  higher  than  the  performance
                    data provided in the report.                    BSF-R-023-04

                                                               SHAREBUILDER
                                                             BEDFORD SHARES
                                          OF THE RBB MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                  Managed by BlackRock Institutional Management Corporation









                                                          [GRAPHIC OMITTED]
                                                            SHAREBUILDER(R)




                                                         SEMI-ANNUAL REPORT

                                                          February 29, 2004

                                                       www.sharebuilder.com

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------   ------------
CERTIFICATES OF DEPOSIT--21.2%
DOMESTIC CERTIFICATES OF DEPOSIT--8.0%
J.P. Morgan Chase Bank
   1.110%, 03/29/04 ..................................   $12,000   $ 12,000,000
Washington Mutual Bank
   1.070%, 05/12/04 ..................................    10,000     10,000,000
                                                                   ------------
                                                                     22,000,000
                                                                   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--13.2%
Banco Santander Puerto Rico
   1.080%, 04/26/04 ..................................     1,000      1,000,000
   1.070%, 05/20/04 ..................................     2,775      2,775,000
Foreningssparbanken AB
   (Swedbank)
   1.440%, 03/01/05 ..................................     6,000      5,999,103
Landesbank Baden-Wurttemberg
   New York
   1.040%, 03/17/04 ..................................    11,345     11,345,025
Toronto Dominion Bank
   1.265%, 04/13/04 ..................................     5,000      4,999,971
Westdeutsche Landesbank
   1.400%, 08/05/04 ..................................    10,000     10,000,000
                                                                   ------------
                                                                     36,119,099
                                                                   ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $58,119,099) ............................               58,119,099
                                                                   ------------
COMMERCIAL PAPER--24.0%
BANKS--11.5%
Bank of America Corp.
   1.030%, 03/17/04 ..................................    12,725     12,719,175
Depfa Bank P.L.C.
   1.125%, 03/05/04 ..................................     4,000      3,999,500
Nationwide Building Society
   1.090%, 03/31/04 ..................................    15,000     14,986,375
                                                                   ------------
                                                                     31,705,050
                                                                   ------------
BROKER DEALER SECURITIES--9.9%
Concord Minutemen Capital Co.
   LLC.
   1.060%, 04/08/04 ..................................     5,000      4,994,406
Lake Constance Funding LLC.
   1.040%, 03/17/04 ..................................    11,230     11,224,809
Tannehill Capital Co. LLC.
   1.040%, 03/22/04 ..................................    11,052     11,045,295
                                                                   ------------
                                                                     27,264,510
                                                                   ------------
CANNED, FROZEN, PRESERVED FRUIT--2.6%
Sara Lee Corp.
   1.060%, 03/22/04 ..................................     7,000      6,995,671
                                                                   ------------
     TOTAL COMMERCIAL PAPER
       (Cost $65,965,231) ............................               65,965,231
                                                                   ------------


                                                           PAR
                                                          (000)        VALUE
                                                         -------   ------------
MUNICIPAL BONDS--0.1%
MISSISSIPPI--0.1%
Mississippi Business Finance
   Corp. IDR RB (Choctaw Foods,
   Inc.) Series 1995 (Rabobank)+
   1.130%, 03/07/04 ..................................   $   200   $    200,000
                                                                   ------------
     TOTAL MUNICIPAL BONDS
       (Cost $200,000) ...............................                  200,000
                                                                   ------------
VARIABLE RATE OBLIGATIONS--16.7%
BANKS--8.0%
Canadian Imperial Bank of
   New York++
   1.058%, 03/01/04 ..................................    10,000      9,999,982
HBOs Treasury Services P.L.C.++
   1.160%, 03/24/04 ..................................    10,000     10,000,000
Westpac Banking Corp.++
   1.100%, 03/11/04 ..................................     2,000      2,000,000
                                                                   ------------
                                                                     21,999,982
                                                                   ------------
ASSET BACKED SECURITIES--4.0%
Merrill Lynch & Co., Inc.++
   1.102%, 04/05/04 ..................................    11,000     11,000,000
                                                                   ------------
LIFE INSURANCE--4.7%
John Hancock Global Funding++
   1.220%, 03/11/04 ..................................     8,000      8,003,416
Metlife Global Funding++
   1.100%, 03/01/04 ..................................     5,000      5,000,000
                                                                   ------------
                                                                     13,003,416
                                                                   ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $46,003,398) ............................               46,003,398
                                                                   ------------
AGENCY OBLIGATIONS--12.8%
Federal Home Loan Bank
   4.875%, 04/16/04 ..................................     5,000      5,022,169
Federal Home Loan Mortgage
   Corp.
   1.375%, 11/15/04 ..................................     5,000      5,000,000
Federal National Mortgage Assn.
   1.040%, 05/18/04 ..................................    10,000      9,997,604
   3.000%, 06/15/04 ..................................     2,000      2,010,209
   1.200%, 08/13/04 ..................................    10,000     10,000,000
   1.500%, 12/03/04 ..................................     3,000      3,000,000
                                                                   ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $35,029,982) ............................               35,029,982
                                                                   ------------
MEDIUM TERM NOTES--4.5%
Goldman Sachs Group, Inc.
   1.230%, 05/18/04 ..................................    12,500     12,500,000
                                                                   ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $12,500,000) ............................               12,500,000
                                                                   ------------




                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------   ------------
MASTER NOTES--2.9%
SECURITY/BROKER/DEALER
Morgan Stanley Mortgage Capital
   1.233%, 02/26/05 ..................................   $ 8,000   $  8,000,000
                                                                   ------------
     TOTAL MASTER NOTES
       (Cost $8,000,000) .............................                8,000,000
                                                                   ------------
REPURCHASE AGREEMENTS--17.6%
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/27/04 to be repurchased at
   $45,003,938 collateralized by
   $7,368,891 Federal Mortgage
   Association Corporation
   bonds 4.50% due 02/15/33
   and Federal National Mortgage
   Association Strips collateralized
   by $37,858,109 at a rate of
   5.50% to 0.00% due 07/01/33
   to 03/01/34. Market Value of
   collateral is $46,581,750.)
   1.050%, 03/01/04 ..................................    45,000     45,000,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/27/04 to be repurchased at
   $3,400,094 collateralized by
   $3,417,486 United States
   Treasury Notes 2.250% due
   02/15/07. Market Value of
   collateral is $3,485,836.)
   0.990%, 03/01/04 ..................................     3,400      3,400,000
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $48,400,000) ............................               48,400,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE--98.8%
   (Cost $274,217,710) ...............................              274,217,710
                                                                   ------------
ASSETS IN EXCESS OF
   OTHER LIABILITIES--0.2% ...........................                  520,242
                                                                   ------------

NET ASSETS (Applicable to
   85,081,614 Bedford Shares
   and 189,654,642 Sansom
   Street shares and 800 other
   shares)--100.0% ...................................             $274,737,952
                                                                   ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($274,737,952 / 274,737,056).......................                    $1.00
                                                                          =====

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 29, 2004 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 29, 2004 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR .............................................Industrial Development Revenue
LOC ...........................................................Letter of Credit
RAN ..................................................Revenue Anticipation Note
RB ................................................................Revenue Bond
VRDN .................................................Variable Rate Demand Note






                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
                                   (UNAUDITED)

Investment Income
   Interest ....................................................     $1,504,730
                                                                     ----------
Expenses
   Investment advisory and administration fees .................        610,972
   Distribution fees ...........................................        265,046
   Transfer agent fees .........................................         64,700
   Printing fees ...............................................         48,001
   Custodian fees ..............................................         32,745
   Legal fees ..................................................         23,194
   Directors' fees .............................................         18,879
   Audit fees ..................................................         16,353
   Registration fees ...........................................          4,500
   Insurance expense ...........................................          3,608
   Service organization fees ...................................          3,342
   Miscellaneous ...............................................          1,633
                                                                     ----------
        Total Expenses .........................................      1,092,973

  Less fees waived .............................................       (489,806)
   Less expense reimbursement by advisor .......................        (23,851)
                                                                     ----------
        Net total expenses .....................................        579,316
                                                                     ----------
Net investment income ..........................................        925,414
                                                                     ----------
Realized gain on investments ...................................            896
                                                                     ----------
Net increase in net assets resulting from operations ...........     $  926,310
                                                                     ==========











                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE             FOR THE
                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                             FEBRUARY 29, 2004    AUGUST 31, 2003
                                                                             -----------------    ---------------
                                                                                (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ...................................................    $    925,414         $  2,499,023
  Net gain on investments .................................................             896                3,622
                                                                               ------------         ------------
  Net increase in net assets resulting from operations ....................         926,310            2,502,645
                                                                               ------------         ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ........................................................         (83,300)            (377,857)
    Sansom Street shares ..................................................        (842,114)          (2,121,166)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ........................................................          (1,077)             (42,292)
    Sansom Street shares ..................................................          (2,545)             (96,036)
                                                                               ------------         ------------

      Total distributions to shareholders .................................        (929,036)          (2,637,351)
                                                                               ------------         ------------
Net capital share transactions (See Note 3) ...............................      (4,038,046)         (18,176,747)
                                                                               ------------         ------------
Total decrease in net assets ..............................................      (4,040,772)         (18,311,453)
Net Assets:
  Beginning of period .....................................................     278,778,724          297,090,177
                                                                               ------------         ------------
  End of period ...........................................................    $274,737,952         $278,778,724
                                                                               ============         ============










                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                           MONEY MARKET PORTFOLIO
                                         -----------------------------------------------------------------------------------------
                                              FOR THE            FOR THE           FOR THE           FOR THE           FOR THE
                                            SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                               ENDED              ENDED             ENDED             ENDED             ENDED
                                         FEBRUARY 29, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                         -----------------   ---------------   ---------------   ---------------   ---------------
                                            (UNAUDITED)
Net asset value, beginning of year .....      $   1.00          $   1.00           $   1.00          $   1.00          $   1.00
                                              --------          --------           --------          --------          --------
Income from investment operations:
  Net investment income ................        0.0010            0.0046             0.0157            0.0460            0.0512
  Net gains on securities ..............            --            0.0005                 --                --                --
                                              --------          --------           --------          --------          --------
   Total from investment
     operations ........................        0.0010            0.0051             0.0157            0.0460            0.0512
                                              --------          --------           --------          --------          --------
Less distributions
  Dividends (from net investment
   income) .............................       (0.0010)          (0.0046)           (0.0157)          (0.0460)          (0.0512)
  Distributions (from capital gains) ...            --           (0.0005)                --                --                --
                                              --------          --------           --------          --------          --------
   Total distributions .................       (0.0010)          (0.0051)           (0.0157)          (0.0460)          (0.0512)
                                              --------          --------           --------          --------          --------
Net asset value, end of year ...........      $   1.00          $   1.00           $   1.00          $   1.00          $   1.00
                                              ========          ========           ========          ========          ========

Total Return ...........................         0.20%             0.53%              1.59%             4.70%             5.24%

Ratios /Supplemental Data
  Net assets, end of year (000) ........      $ 85,082          $ 80,406           $ 52,878          $676,964          $423,977
  Ratios of expenses to average
   net assets(b) .......................          .95%              .98%              1.00%             1.00%              .97%
  Ratios of net investment income
   to average net assets ...............          .20%              .46%              1.75%             4.46%             5.15%

(a) Financial Highlights relate solely to the Bedford Class of shares within this portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.37% for the six months ended February 29, 2004 and 1.30%, 1.25%, 1.19% and 1.05% for the years ended August 31, 2003, 2002, 2001 and 2000, respectively.






                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Fund") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion shares are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

           PORTFOLIO                            ANNUAL RATE
   ------------------------     ---------------------------------------------
   Money Market Portfolio       .45% of first $250 million of net assets;
                                .40% of next $250 million of net assets;
                                .35% of net assets in excess of $500 million.


     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2004, advisory fees and waivers for the investment portfolio were as follows:

                                     GROSS                       NET
                                   ADVISORY                   ADVISORY
                                      FEE         WAIVER        FEE
                                 ------------  -----------  ------------
     Money Market Portfolio        $587,778     $(489,806)    $97,972

     As of February 29, 2004, the Money Market Portfolio owed BIMC $6,632 in advisory fees.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is allocated to each portfolio of RBB based on the Portfolio's average net assets as a percentage of the total RBB net assets. The Portfolio portion of this fee for the period September 1, 2003 to February 29, 2004 was $23,194.

     The investment advisor/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 29, 2004, the expense caps were as follows:

     PORTFOLIO                     CLASS OF SHARES               EXPENSE CAP
     ----------                   ----------------------        -------------
     Money Market Portfolio        Bedford                           .97%
                                   Sansom Street                     .20%

     Effective January 7, 2003, the Money Market Portfolio expense caps for the Bedford Class and Sansom Street Class changed from 1.00% to .97% and .49% to ..20%, respectively.

     Reimbursed expenses for the six months ended February 29, 2004 were $23,851 for the Money Market Portfolio.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 29, 2004, distribution fees paid to PFPC Distributors for each class were as follows:

                                                       DISTRIBUTION
                                                            FEE
                                                       ------------

          Money Market Portfolio
              Bedford Class                              $265,046
              Sansom Street Class                              --
                                                         --------
                  Total Money Market Portfolio           $265,046
                                                         ========

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2004, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                       TRANSFER AGENCY
                                                             FEE
                                                       ---------------
          Money Market Portfolio
              Bedford Class                               $51,500
              Sansom Street Class                          13,200
                                                          -------
                  Total Money Market Portfolio            $64,700
                                                          =======

     PFPC Trust Co. serves as custodian for the Fund's Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

        PORTFOLIO                            ANNUAL RATE
  -----------------------  --------------------------------------------------
  Money Market Portfolio   .025% of first $50 million of gross assets;
                           .020% of next $50 million of gross assets;
                           .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 29, 2004, service organization fees were $3,342 for the Money Market Portfolio.

     As of February 29, 2004, the Money Market Portfolio owed PFPC and its affiliates $60,107 for their services.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                                   MONEY MARKET PORTFOLIO
                                                                           -------------------------------------
                                                                              FOR THE SIX           FOR THE
                                                                             MONTHS ENDED          YEAR ENDED
                                                                           FEBRUARY 29, 2004     AUGUST 31, 2003
                                                                           -----------------     ---------------
                                                                               (UNAUDITED)
                                                                                  VALUE                VALUE
                                                                           -----------------     ---------------
     Shares sold:
         Bedford Class                                                      $   187,153,525      $   312,708,677
         Sansom Street Class                                                  1,007,523,224        1,864,927,379
                                                                            ---------------      ---------------
            Total Shares Sold                                                 1,194,676,749        2,177,636,056
     Shares issued on reinvestment of dividends:
         Bedford Class                                                               85,919              430,446
         Sansom Street Class                                                         41,616              172,379
                                                                            ---------------      ---------------
            Total Shares Reinvested                                                 127,535              602,825
     Shares repurchased:
         Bedford Class                                                         (182,566,088)        (285,586,385)
         Sansom Street Class                                                 (1,016,276,242)      (1,910,829,243)
                                                                            ---------------      ---------------
            Total Shares Repurchased                                         (1,198,842,330)      (2,196,415,628)
                                                                            ---------------      ---------------
     Net decrease                                                           $    (4,038,046)     $   (18,176,747)
                                                                            ===============      ===============

     Bedford Shares authorized                                                1,500,000,000        1,500,000,000
                                                                            ===============      ===============

NOTE 4. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 533-7719 and on the Securities and Exchange Commission's website at http://www.sec.gov.

Note 5. Net Assets

     At February 29, 2004, net assets consisted of the following:

                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $274,737,056
Accumulated net realized gain/(loss) on investments                     896
                                                               ------------
   Total net assets                                            $274,737,952
                                                               ============

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Portfolio currently offers one other class of shares representing interest in the Money Market Portfolio: Sansom Street. The Sansom Street Class is marketed to different types of investors. Additional information regarding the Sansom Street shares is available in its annual report. The financial highlights of the Sansom Street Class are as follows:

THE SANSOM STREET FAMILY (a)

                                                                           MONEY MARKET PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                            FOR THE             FOR THE            FOR THE            FOR THE            FOR THE
                                           SIX MONTHS            YEAR               YEAR               YEAR               YEAR
                                             ENDED               ENDED              ENDED              ENDED              ENDED
                                       FEBRUARY 29, 2004    AUGUST 31, 2003    AUGUST 31, 2002    AUGUST 31, 2001    AUGUST 31, 2000
                                       -----------------    ---------------    ---------------    ---------------    ---------------
                                          (UNAUDITED)
Net asset value, beginning of year ....    $   1.00            $   1.00            $   1.00          $   1.00           $   1.00
                                           --------            --------            --------          --------           --------
Income from investment operations:
   Net investment income ..............      0.0047              0.0114              0.0209            0.0511             0.0560
   Net gains on securities ............          --              0.0005                  --                --                 --
                                           --------            --------            --------          --------           --------
     Total net income from investment
       operations .....................      0.0047              0.0119              0.0209            0.0511             0.0560
                                           --------            --------            --------          --------           --------
Less distributions
   Dividends (from net investment
     income) ..........................     (0.0047)            (0.0114)            (0.0209)          (0.0511)           (0.0560)
   Distributions (from capital gains)..          --             (0.0005)                 --                --                 --
                                           --------            --------            --------          --------           --------
     Total distributions ..............     (0.0047)            (0.0119)            (0.0209)          (0.0511)           (0.0560)
                                           --------            --------            --------          --------           --------
Net asset value, end of year ..........    $   1.00            $   1.00            $   1.00          $   1.00           $   1.00
                                           ========            ========            ========          ========           ========

     Total Return .....................       0.94%               1.21%               2.11%             5.23%              5.75%

Ratios/Supplemental Data
   Net assets, end of year (000) ......    $189,656            $198,373            $244,212          $201,632           $326,745
   Ratios of expenses to average
     net assets(b) ....................        .20%                .30%                .49%              .49%               .49%
   Ratios of net investment income to
     average net assets ...............        .94%               1.14%               2.10%             5.23%              5.42%

(a) Financial highlights relate solely to the Sansom Street Class of shares within this portfolio.

(b) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .57% for the six months ended February 29, 2004 and .57%, .64%, .61% and .61% for the years ended August 31, 2003, 2002,
     2001 and 2000, respectively.

                             ADDITIONAL INFORMATION



     PricewaterhouseCoopers LLP ("PwC") resigned as the auditor of the Money Market Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Money Market Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent auditors to audit RBB's financial statements with respect to the Money Market Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i)  concerned  the   application  of  accounting   principles  to  a  specified
transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
304).

     The above information is required to be included in our shareholder reports for two years following a change of independent auditors.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 .

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                   TERM OF OFFICE                                      PORTFOLIOS IN       OTHER
         NAME, ADDRESS,        POSITION(S) HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS
       AND DATE OF BIRTH          WITH FUND         TIME SERVED 1       DURING PAST 5 YEARS             OVERSEEN BY       HELD BY
                                                                                                         DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky                 Director       - 1988 to present    Since 1969, Director and Vice         16           Director,
 Comcast Corporation                                                   Chairman, Comcast Corporation                       Comcast
 1500 Market Street, 35th Fl.                                          (cable television and                            Corporation.
 Philadelphia, PA 19102                                                communications); Director, NDS
 DOB: 7/16/33                                                          Group PLC (provider of systems and
                                                                       applications for digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay                  Director       - 1988 to present    Since 2000, Vice President, Fox       16           None
 Fox Chase Cancer Center                                               Chase Cancer Center (biomedical
 333 Cottman Avenue                                                    research and medical care); prior
 Philadelphia, PA 19111                                                to 2000, Executive Vice President,
 DOB: 12/06/35                                                         Fox Chase Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman                Director       - 1991 to present    Since December 2000, Director,        16           None
 106 Pierrepont Street                                                 Gabelli Partners, L.P. (an
 Brooklyn, NY 11201                                                    investment partnership); Chief
 DOB: 5/21/48                                                          Operating Officer and member of
                                                                       the Board of Directors of
                                                                       Outercurve Technologies
                                                                       (wireless enabling services)
                                                                       until April 2001; Chief Operating
                                                                       Officer and member of the
                                                                       Executive Operating Committee of
                                                                       Warburg Pincus Asset Management,
                                                                        Inc.; Executive Officer and
                                                                       Director of Credit Suisse Asset
                                                                       Management Securities, Inc.
                                                                       (formerly Counsellors Securities,
                                                                       Inc.) and Director/Trustee of
                                                                       various investment companies
                                                                       advised by Warburg Pincus Asset
                                                                       Management, Inc. until September
                                                                       15, 1999; Prior to 1997,
                                                                       Managing Director of Warburg
                                                                       Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg               Director       - 1991 to present    Since 1974, Chairman, Director and    16          Director,
 Moyco Technologies, Inc.                                              President, Moyco Technologies, Inc.                 Moyco
 200 Commerce Drive                                                    (manufacturer of precision coated               Technologies,
 Montgomeryville, PA 18936                                             and industrial abrasives); Since 1999,               Inc.
 DOB: 3/24/34                                                          Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                   TERM OF OFFICE                                      PORTFOLIOS IN       OTHER
         NAME, ADDRESS,        POSITION(S) HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS
       AND DATE OF BIRTH          WITH FUND         TIME SERVED         DURING PAST 5 YEARS             OVERSEEN BY       HELD BY
                                                                                                         DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky                  Director       - 1991 to present    Since July 2002, Senior Vice          16           None
 Oppenheimer & Company, Inc.                                           President and prior thereto,
 200 Park Avenue                                                       Executive Vice President of
 New York, NY 10166                                                    Oppenheimer & Company, Inc.
 DOB:4/16/38                                                           (formerly Fahnestock & Co., Inc.,
                                                                       a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall                Director       - 2002 to present    Director of PFPC Inc. from            16           None
 400 Bellevue Parkway                                                  January 1987 to April 2002;
 Wilmington, DE 19809                                                  Chairman and Chief Executive
 DOB: 9/25/38                                                          Officer of PFPC Inc. until April
                                                                       2002; Executive Vice President
                                                                       of PNC Bank, National Association
                                                                       from October 1981 to April 2002;
                                                                       Director of PFPC International Ltd.
                                                                       (financial services) from August
                                                                       1993 to April 2002; Director of
                                                                       PFPC International (Cayman) Ltd.
                                                                       (financial services) from September
                                                                       1996 to April 2002, and Director of
                                                                       International Dollar Reserve Fund,
                                                                       Ltd. (Cayman mutual fund Company)
                                                                       from September 1993 to present;
                                                                       Governor of the Investment Company
                                                                       Institute (investment company
                                                                       industry trade organization) from
                                                                       July 1996 to January 2002; Director
                                                                       of PNC Asset Management, Inc.
                                                                       (investment advisory) from
                                                                       September 1994 to March 1998;
                                                                       Director of PNC National Bank from
                                                                       October 1995 to November 1997;
                                                                       Director of Haydon Bolts, Inc.
                                                                       (bolt manufacturer) and Parkway
                                                                       Real Estate Company (subsidiary
                                                                       of Haydon Bolts, Inc.) since 1984.
                                                                       Mr. Carnall provides consulting
                                                                       services from time to time to
                                                                       PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                   TERM OF OFFICE                                      PORTFOLIOS IN       OTHER
         NAME, ADDRESS,        POSITION(S) HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS
       AND DATE OF BIRTH          WITH FUND          TIME SERVED        DURING PAST 5 YEARS             OVERSEEN BY       HELD BY
                                                                                                         DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach                President and     - 1991 to present    Certified Public Accountant; Vice     N/A            N/A
 400 Bellevue Parkway             Treasurer                            Chairman of the Board, Fox Chase
 4th Floor                                                and          Cancer Center; Trustee Emeritus,
 Wilmington, DE 19809                                                  Pennsylvania School for the Deaf;
 DOB: 6/29/24                                     - 1988 to present    Trustee Emeritus, Immaculata
                                                                       University; President or Vice
                                                                       President and Treasurer of various
                                                                       investment companies advised by
                                                                       subsidiaries of PNC Bank Corp.
                                                                       from 1981 to 1997; Managing General
                                                                       Partner, President and Treasurer of
                                                                       Chestnut Street Exchange Fund;
                                                                       Director of the Bradford Funds,
                                                                       Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                      Secretary      - Since 2003         Since 2000, Vice President and        N/A          N/A
 301 Bellevue Parkway                                                  Counsel, PFPC Inc. (financial
 2nd Floor                                                             services company); Associate,
 Wilmington, DE 19809                                                  Stradley, Ronon, Stevens & Young,
 DOB: 1/27/68                                                          LLC (law firm) from 1996-2000.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

CUSTOMER CARE
For questions regarding your ShareBuilder account please call 1-866-SHRBLDR (1-866-747-2537) or visit ShareBuilder online at ShareBuilder.com. Please be aware that ShareBuilder Customer Care Agents are NOT able to place a trade for you over the phone, open your account over the phone, or provide any type of financial advice or recommendations.

WRITTEN CORRESPONDENCE
Post Office Address:      ShareBuilder -- Bedford Shares of The RBB Money Market
                          Portfolio
                          c/o ShareBuilder Securities Corporation
                          PO Box 1728
                          Bellevue, WA 98009

Street Address:           ShareBuilder -- Bedford Shares of the RBB Money Market
                          c/o ShareBuilder Securities Corporation
                          1445 -- 120th Avenue Northeast
                          Bellevue, WA 98005


--------------------------------------------------------------------------------


















INVESTMENT COMPANY ACT FILE NO. 811-05518

================================================================================

                                   THE SANSOM
                                     STREET
                                      CLASS


                             MONEY MARKET PORTFOLIO
                               THE RBB FUND, INC.



                               Semi-Annual Report
                                February 29, 2004

================================================================================

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
CERTIFICATES OF DEPOSIT--21.2%
DOMESTIC CERTIFICATES OF DEPOSIT--8.0%
J.P. Morgan Chase Bank
   1.110%, 03/29/04 ...............................     $12,000     $ 12,000,000
Washington Mutual Bank
   1.070%, 05/12/04 ...............................      10,000       10,000,000
                                                                    ------------
                                                                      22,000,000
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--13.2%
Banco Santander Puerto Rico
   1.080%, 04/26/04 ...............................       1,000        1,000,000
   1.070%, 05/20/04 ...............................       2,775        2,775,000
Foreningssparbanken AB (Swedbank)
   1.440%, 03/01/05 ...............................       6,000        5,999,103
Landesbank Baden-Wurttemberg New York
   1.040%, 03/17/04 ...............................      11,345       11,345,025
Toronto Dominion Bank
   1.265%, 04/13/04 ...............................       5,000        4,999,971
Westdeutsche Landesbank
   1.400%, 08/05/04 ...............................      10,000       10,000,000
                                                                    ------------
                                                                      36,119,099
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $58,119,099) .........................                   58,119,099
                                                                    ------------
COMMERCIAL PAPER--24.0%
BANKS--11.5%
Bank of America Corp.
   1.030%, 03/17/04 ...............................      12,725       12,719,175
Depfa Bank P.L.C.
   1.125%, 03/05/04 ...............................       4,000        3,999,500
Nationwide Building Society
   1.090%, 03/31/04 ...............................      15,000       14,986,375
                                                                    ------------
                                                                      31,705,050
                                                                    ------------
BROKER DEALER SECURITIES--9.9%
Concord Minutemen Capital Co. LLC.
   1.060%, 04/08/04 ...............................       5,000        4,994,406
Lake Constance Funding LLC.
   1.040%, 03/17/04 ...............................      11,230       11,224,809
Tannehill Capital Co. LLC.
   1.040%, 03/22/04 ...............................      11,052       11,045,295
                                                                    ------------
                                                                      27,264,510
                                                                    ------------


                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
COMMERCIAL PAPER--(CONTINUED)
CANNED, FROZEN, PRESERVED FRUIT--2.6%
Sara Lee Corp.
   1.060%, 03/22/04 ...............................     $ 7,000     $  6,995,671
                                                                    ------------
     TOTAL COMMERCIAL PAPER
       (Cost $65,965,231) .........................                   65,965,231
                                                                    ------------
MUNICIPAL BONDS--0.1%
MISSISSIPPI--0.1%
Mississippi Business Finance Corp.
   IDR RB (Choctaw Foods, Inc.)
   Series 1995 (Rabobank)+
   1.130%, 03/07/04 ...............................         200          200,000
                                                                    ------------
     TOTAL MUNICIPAL BONDS
       (Cost $200,000) ............................                      200,000
                                                                    ------------
VARIABLE RATE OBLIGATIONS--16.7%
BANKS--8.0%
Canadian Imperial Bank of New York++
   1.058%, 03/01/04 ...............................      10,000        9,999,982
HBOs Treasury Services P.L.C.++
   1.160%, 03/24/04 ...............................      10,000       10,000,000
Westpac Banking Corp.++
   1.100%, 03/11/04 ...............................       2,000        2,000,000
                                                                    ------------
                                                                      21,999,982
                                                                    ------------
ASSET BACKED SECURITIES--4.0%
Merrill Lynch & Co., Inc.++
   1.102%, 04/05/04 ...............................      11,000       11,000,000
                                                                    ------------
LIFE INSURANCE--4.7%
John Hancock Global Funding++
   1.220%, 03/11/04 ...............................       8,000        8,003,416
Metlife Global Funding++
   1.100%, 03/01/04 ...............................       5,000        5,000,000
                                                                    ------------
                                                                      13,003,416
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $46,003,398) .........................                   46,003,398
                                                                     -----------
AGENCY OBLIGATIONS--12.8%
Federal Home Loan Bank
   4.875%, 04/16/04 ...............................       5,000        5,022,169


                 See Accompanying Notes to Financial Statements.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
AGENCY OBLIGATIONS--(CONTINUED)
Federal Home Loan Mortgage Corp.
   1.375%, 11/15/04 ...............................     $ 5,000     $  5,000,000
Federal National Mortgage Assn.
   1.040%, 05/18/04 ...............................      10,000        9,997,604
   3.000%, 06/15/04 ...............................       2,000        2,010,209
   1.200%, 08/13/04 ...............................      10,000       10,000,000
   1.500%, 12/03/04 ...............................       3,000        3,000,000
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $35,029,982) .........................                   35,029,982
                                                                    ------------
MEDIUM TERM NOTES--4.5%
Goldman Sachs Group, Inc.
   1.230%, 05/18/04 ...............................      12,500       12,500,000
                                                                    ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $12,500,000) .........................                   12,500,000
                                                                    ------------
MASTER NOTES--2.9%
SECURITY/BROKER/DEALER
Morgan Stanley Mortgage Capital
   1.233%, 02/26/05 ...............................       8,000        8,000,000
                                                                    ------------
     TOTAL MASTER NOTES
       (Cost $8,000,000) ..........................                    8,000,000
                                                                    ------------
REPURCHASE AGREEMENTS--17.6%
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/27/04 to be repurchased at
   $45,003,938 collateralized by
   $7,368,891 Federal Mortgage
   Association Corporation
   bonds 4.50% due 02/15/33
   and Federal National Mortgage
   Association Strips collateralized
   by $37,858,109 at a rate of
   5.50% to 0.00% due 07/01/33
   to 03/01/34. Market Value of
   collateral is $46,581,750.)
   1.050%, 03/01/04 ...............................      45,000       45,000,000


                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
REPURCHASE AGREEMENTS--(CONTINUED)
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/27/04 to be repurchased at
   $3,400,094 collateralized by
   $3,417,486 United States
   Treasury Notes 2.250% due
   02/15/07. Market Value of
   collateral is $3,485,836.)
   0.990%, 03/01/04 ...............................     $ 3,400     $  3,400,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $48,400,000) .........................                   48,400,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--98.8%
   (Cost $274,217,710) ............................                  274,217,710
                                                                    ------------
ASSETS IN EXCESS OF
   OTHER LIABILITIES--0.2% ........................                      520,242
                                                                    ------------
NET ASSETS (Applicable to
   85,081,614 Bedford Shares
   and 189,654,642 Sansom
   Street shares and 800 other
   shares)--100.0% ................................                 $274,737,952
                                                                    ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($274,737,952 / 274,737,056) ...................                        $1.00
                                                                           =====

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 29, 2004 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 29, 2004 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR ..............................................Industrial Development Revenue
LOC ............................................................Letter of Credit
RAN ...................................................Revenue Anticipation Note
RB .................................................................Revenue Bond
VRDN ..................................................Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
                                   (UNAUDITED)

Investment Income
   Interest .................................................       $1,504,730
                                                                    ----------
Expenses
   Investment advisory and administration fees ..............          610,972
   Distribution fees ........................................          265,046
   Transfer agent fees ......................................           64,700
   Printing fees ............................................           48,001
   Custodian fees ...........................................           32,745
   Legal fees ...............................................           23,194
   Directors' fees ..........................................           18,879
   Audit fees ...............................................           16,353
   Registration fees ........................................            4,500
   Insurance expense ........................................            3,608
   Service organization fees ................................            3,342
   Miscellaneous ............................................            1,633
                                                                    ----------
        Total Expenses ......................................        1,092,973

   Less fees waived .........................................         (489,806)
   Less expense reimbursement by advisor ....................          (23,851)
                                                                    ----------
        Net total expenses ..................................          579,316
                                                                    ----------
Net investment income .......................................          925,414
                                                                    ----------
Realized gain on investments ................................              896
                                                                    ----------
Net increase in net assets resulting from operations ........       $  926,310
                                                                    ==========


                 See Accompanying Notes to Financial Statements.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE           FOR THE
                                                               SIX MONTHS ENDED     YEAR ENDED
                                                               FEBRUARY 29, 2004  AUGUST 31, 2003
                                                               -----------------  ---------------
                                                                  (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ....................................     $    925,414      $  2,499,023
  Net gain on investments ..................................              896             3,622
                                                                 ------------      ------------
  Net increase in net assets resulting from operations .....          926,310         2,502,645
                                                                 ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .........................................          (83,300)         (377,857)
    Sansom Street shares ...................................         (842,114)       (2,121,166)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares .........................................           (1,077)          (42,292)
    Sansom Street shares ...................................           (2,545)          (96,036)
                                                                 ------------      ------------

      Total distributions to shareholders ..................         (929,036)       (2,637,351)
                                                                 ------------      ------------
Net capital share transactions (See Note 3) ................       (4,038,046)      (18,176,747)
                                                                 ------------      ------------
Total decrease in net assets ...............................       (4,040,772)      (18,311,453)
Net Assets:
  Beginning of period ......................................      278,778,724       297,090,177
                                                                 ------------      ------------
  End of period ............................................     $274,737,952      $278,778,724
                                                                 ============      ============


                 See Accompanying Notes to Financial Statements.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                                FOR THE           FOR THE            FOR THE           FOR THE           FOR THE
                                              SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                                 ENDED              ENDED             ENDED             ENDED             ENDED
                                           FEBRUARY 29, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                           -----------------   ---------------   ---------------   ---------------   ---------------
                                               (UNAUDITED)
Net asset value, beginning of year .......      $   1.00           $   1.00         $   1.00          $   1.00           $   1.00
                                                --------           --------         --------          --------           --------
Income from investment operations:
   Net investment income .................        0.0047             0.0114           0.0209            0.0511             0.0560
   Net gains on securities ...............            --             0.0005               --                --                 --
                                                --------           --------         --------          --------           --------
     Total net income from investment
       operations ........................        0.0047             0.0119           0.0209            0.0511             0.0560
                                                --------           --------         --------          --------           --------
Less distributions
   Dividends (from net investment
     income) .............................       (0.0047)           (0.0114)         (0.0209)          (0.0511)           (0.0560)
   Distributions (from capital gains) ....            --            (0.0005)              --                --                 --
                                                --------           --------         --------          --------           --------
     Total distributions .................       (0.0047)           (0.0119)         (0.0209)          (0.0511)           (0.0560)
                                                --------           --------         --------          --------           --------
Net asset value, end of year .............      $   1.00           $   1.00         $   1.00          $   1.00           $   1.00
                                                ========           ========         ========          ========           ========
     Total Return ........................         0.94%              1.21%            2.11%             5.23%              5.75%

Ratios/Supplemental Data
   Net assets, end of year (000) .........      $189,656           $198,373         $244,212          $201,632           $326,745
   Ratios of expenses to average
     net assets(b) .......................          .20%               .30%             .49%              .49%               .49%
   Ratios of net investment income
     to average net assets ...............          .94%              1.14%            2.10%             5.23%              5.42%

(a)  Financial highlights relate solely to the Sansom Street Class of shares within this portfolio.

(b)  Without the waiver of advisory fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Money Market  Portfolio would have been .57% for the six months ended February 29, 2004 and .57%, .64%, .61% and
     .61% for the years ended August 31, 2003, 2002, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Fund") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion shares are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

          A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

          B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

          C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

          D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

          F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

             PORTFOLIO                             ANNUAL RATE
     -------------------------     ---------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.


     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2004, advisory fees and waivers for the investment portfolio were as follows:

                                               GROSS                      NET
                                             ADVISORY                  ADVISORY
                                                FEE        WAIVER         FEE
                                             ---------   ----------    --------
     Money Market Portfolio                   $587,778   $(489,806)     $97,972

     As of February 29, 2004, the Money Market Portfolio owed BIMC $6,632 in advisory fees.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is allocated to each portfolio of RBB based on the Portfolio's average net assets as a percentage of the total RBB net assets. The Portfolio portion of this fee for the period September 1, 2003 to February 29, 2004 was $23,194.

     The investment advisor/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 29, 2004, the expense caps were as follows:

     PORTFOLIO                          CLASS OF SHARES       EXPENSE CAP
     ----------                         ---------------       -----------
     Money Market Portfolio             Bedford                   .97%
                                        Sansom Street             .20%

     Effective January 7, 2003, the Money Market Portfolio expense caps for the Bedford Class and Sansom Street Class changed from 1.00% to .97% and .49% to ..20%, respectively.

     Reimbursed expenses for the six months ended February 29, 2004 were $23,851 for the Money Market Portfolio.

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 29, 2004, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                 DISTRIBUTION
                                                                      FEE
                                                                 ------------

              Money Market Portfolio
                  Bedford Class                                    $265,046
                  Sansom Street Class                                    --
                                                                   --------
                      Total Money Market Portfolio                 $265,046
                                                                   ========

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2004, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                          TRANSFER AGENCY
                                                                FEE
                                                          ---------------
     Money Market Portfolio
         Bedford Class                                       $51,500
         Sansom Street Class                                  13,200
                                                             -------
              Total Money Market Portfolio                   $64,700
                                                             =======

     PFPC Trust Co. serves as custodian for the Fund's Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

            PORTFOLIO                             ANNUAL RATE
     ------------------------   ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 29, 2004, service organization fees were $3,342 for the Money Market Portfolio.

     As of February 29, 2004, the Money Market Portfolio owed PFPC and its affiliates $60,107 for their services.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                    MONEY MARKET PORTFOLIO
                                             -----------------------------------
                                                  FOR THE           FOR THE
                                             SIX MONTHS ENDED     YEAR ENDED
                                             FEBRUARY 29, 2004  AUGUST 31, 2003
                                             -----------------  ---------------
                                                (UNAUDITED)
                                                   VALUE             VALUE
                                             -----------------  ---------------
Shares sold:
    Bedford Class                            $   187,153,525    $   312,708,677
    Sansom Street Class                        1,007,523,224      1,864,927,379
                                             ---------------    ---------------
       Total Shares Sold                       1,194,676,749      2,177,636,056
Shares issued on reinvestment of dividends:
    Bedford Class                                     85,919            430,446
    Sansom Street Class                               41,616            172,379
                                             ---------------    ---------------
       Total Shares Reinvested                       127,535            602,825
Shares repurchased:
    Bedford Class                               (182,566,088)      (285,586,385)
    Sansom Street Class                       (1,016,276,242)    (1,910,829,243)
                                             ---------------    ---------------
       Total Shares Repurchased               (1,198,842,330)    (2,196,415,628)
                                             ---------------    ---------------
Net decrease                                 $    (4,038,046)   $   (18,176,747)
                                             ===============    ===============
Sansom Shares authorized                       1,500,000,000      1,500,000,000
                                             ===============    ===============

NOTE 4. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 430-9618 and on the Securities and Exchange Commission's website at http://www.sec.gov.

NOTE 5. NET ASSETS

     At February 29, 2004, net assets consisted of the following:


                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $274,737,056
Accumulated net realized gain/(loss) on investments                     896
                                                               ------------
   Total net assets                                            $274,737,952
                                                               ============

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers one other class of shares representing interest in the Money Market Portfolio: Bedford. The Bedford Class is marketed to different types of investors. Additional information regarding the Bedford shares is available in its annual report. The financial highlights of the Bedford Class are as follows:

THE BEDFORD FAMILY (a)

                                                                               MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                                FOR THE           FOR THE            FOR THE           FOR THE           FOR THE
                                              SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                                 ENDED              ENDED             ENDED             ENDED             ENDED
                                           FEBRUARY 29, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                           -----------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year .......      $   1.00           $   1.00         $   1.00          $   1.00           $   1.00
                                                --------           --------         --------          --------           --------
Income from investment operations:
   Net investment income .................        0.0010             0.0046           0.0157            0.0460             0.0512
   Net gains on securities ...............            --             0.0005               --                --                 --
                                                --------           --------         --------          --------           --------
     Total from investment
       operations ........................        0.0010             0.0051           0.0157            0.0460             0.0512
                                                --------           --------         --------          --------           --------
Less distributions
   Dividends (from net investment
     income) .............................       (0.0010)           (0.0046)         (0.0157)          (0.0460)           (0.0512)
   Distributions (from capital gains) ....            --            (0.0005)              --                --                 --
                                                --------           --------         --------          --------           --------
     Total distributions .................       (0.0010)           (0.0051)         (0.0157)          (0.0460)           (0.0512)
                                                --------           --------         --------          --------           --------
Net asset value, end of year .............      $   1.00           $   1.00         $   1.00          $   1.00           $   1.00
                                                ========           ========         ========          ========           ========
Total Return .............................         0.20%              0.53%            1.59%             4.70%              5.24%

Ratios /Supplemental Data
   Net assets, end of year (000) .........       $85,082           $ 80,406         $ 52,878          $676,964           $423,977
   Ratios of expenses to average
     net assets(b) .......................          .95%               .98%            1.00%             1.00%               .97%
   Ratios of net investment income
     to average net assets ...............          .20%               .46%            1.75%             4.46%              5.15%

(a) Financial Highlights relate solely to the Bedford Class of shares within this portfolio.

(b) Without the waiver of  advisory,  administration  and transfer  agent fees and without the  reimbursement  of certain  operating expenses,  the ratios of expenses to average net assets for the Money Market  Portfolio would have been 1.37% for the six months ended  February  29,  2004 and  1.30%,  1.25%,  1.19% and 1.05%  for the years  ended  August  31,  2003,  2002,  2001 and 2000, respectively.

                             ADDITIONAL INFORMATION



     PricewaterhouseCoopers LLP ("PwC") resigned as the auditor of the Money Market Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Money Market Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent auditors to audit RBB's financial statements with respect to the Money Market Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i)  concerned  the   application  of  accounting   principles  to  a  specified
transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
304).

     The above information is required to be included in our shareholder reports for two years following a change of independent auditors.

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (800) 430-9618.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                TERM OF OFFICE                                          PORTFOLIOS IN      OTHER
      NAME, ADDRESS,         POSITION(S) HELD    AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST  FUND COMPLEX   DIRECTORSHIPS
     AND DATE OF BIRTH           WITH FUND       TIME SERVED 1                   5 YEARS                 OVERSEEN BY      HELD BY
                                                                                                          DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                Director      - 1988 to present   Since 1969, Director and Vice              16         Director,
Comcast Corporation                                                Chairman, Comcast Corporation                          Comcast
1500 Market Street, 35th Fl.                                       (cable television and                               Corporation.
Philadelphia, PA 19102                                             communications); Director, NDS
DOB: 7/16/33                                                       Group PLC (provider of systems and
                                                                   applications for digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                 Director      - 1988 to present   Since 2000, Vice President, Fox            16           None
Fox Chase Cancer Center                                            Chase Cancer Center (biomedical
333 Cottman Avenue                                                 research and medical care); prior
Philadelphia, PA 19111                                             to 2000, Executive Vice President,
DOB: 12/06/35                                                      Fox Chase Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman               Director      - 1991 to present   Since December 2000, Director,             16           None
106 Pierrepont Street                                              Gabelli Partners, L.P. (an
Brooklyn, NY 11201                                                 investment partnership); Chief
DOB: 5/21/48                                                       Operating Officer and member of the
                                                                   Board of Directors of Outercurve
                                                                   Technologies (wireless enabling
                                                                   services) until April 2001; Chief
                                                                   Operating Officer and member of the
                                                                   Executive Operating Committee of
                                                                   Warburg Pincus Asset Management,
                                                                   Inc.; Executive Officer and
                                                                   Director of Credit Suisse Asset
                                                                   Management Securities, Inc.
                                                                   (formerly Counsellors Securities,
                                                                   Inc.) and Director/Trustee of
                                                                   various investment companies
                                                                   advised by Warburg Pincus Asset
                                                                   Management, Inc. until September
                                                                   15, 1999; Prior to 1997, Managing
                                                                   Director of Warburg Pincus Asset
                                                                   Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg              Director      - 1991 to present   Since 1974, Chairman, Director and        16          Director,
Moyco Technologies, Inc.                                           President, Moyco Technologies, Inc.                     Moyco
200 Commerce Drive                                                 (manufacturer of precision coated                   Technologies,
Montgomeryville, PA 18936                                          and industrial abrasives); Since                        Inc.
DOB: 3/24/34                                                       1999, Director, Pennsylvania
                                                                   Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                TERM OF OFFICE                                          PORTFOLIOS IN      OTHER
      NAME, ADDRESS,         POSITION(S) HELD    AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST  FUND COMPLEX   DIRECTORSHIPS
     AND DATE OF BIRTH           WITH FUND       TIME SERVED                     5 YEARS                 OVERSEEN BY      HELD BY
                                                                                                          DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                 Director      - 1991 to present   Since July 2002, Senior Vice               16           None
Oppenheimer & Company, Inc.                                        President and prior thereto,
200 Park Avenue                                                    Executive Vice President of
New York, NY 10166                                                 Oppenheimer & Company, Inc.
DOB:4/16/38                                                        (formerly Fahnestock & Co., Inc., a
                                                                   registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall               Director      - 2002 to present   Director of PFPC Inc. from January         16           None
400 Bellevue Parkway                                               1987 to April 2002; Chairman and
Wilmington, DE 19809                                               Chief Executive Officer of PFPC
DOB: 9/25/38                                                       Inc. until April 2002; Executive
                                                                   Vice President of PNC Bank,
                                                                   National Association from October
                                                                   1981 to April 2002; Director of
                                                                   PFPC International Ltd. (financial
                                                                   services) from August 1993 to April
                                                                   2002; Director of PFPC
                                                                   International (Cayman) Ltd.
                                                                   (financial services) from September
                                                                   1996 to April 2002, and Director of
                                                                   International Dollar Reserve Fund,
                                                                   Ltd. (Cayman mutual fund Company)
                                                                   from September 1993 to present;
                                                                   Governor of the Investment Company
                                                                   Institute (investment company
                                                                   industry trade organization) from
                                                                   July 1996 to January 2002; Director
                                                                   of PNC Asset Management, Inc.
                                                                   (investment advisory) from
                                                                   September 1994 to March 1998;
                                                                   Director of PNC National Bank from
                                                                   October 1995 to November 1997;
                                                                   Director of Haydon Bolts, Inc.
                                                                   (bolt manufacturer) and Parkway
                                                                   Real Estate Company (subsidiary of
                                                                   Haydon Bolts, Inc.) since 1984. Mr.
                                                                   Carnall provides consulting
                                                                   services from time to time to PFPC
                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------

                             THE SANSOM STREET CLASS
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                TERM OF OFFICE                                          PORTFOLIOS IN      OTHER
      NAME, ADDRESS,         POSITION(S) HELD    AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST  FUND COMPLEX   DIRECTORSHIPS
     AND DATE OF BIRTH           WITH FUND       TIME SERVED                     5 YEARS                 OVERSEEN BY      HELD BY
                                                                                                          DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach               President and    - 1991 to present   Certified Public Accountant; Vice          N/A          N/A
400 Bellevue Parkway            Treasurer             and          Chairman of the Board, Fox Chase
4th Floor                                      - 1988 to present   Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                               Pennsylvania School for the Deaf;
DOB: 6/29/24                                                       Trustee Emeritus, Immaculata
                                                                   University; President or Vice
                                                                   President and Treasurer of various
                                                                   investment companies advised by
                                                                   subsidiaries of PNC Bank Corp. from
                                                                   1981 to 1997; Managing General
                                                                   Partner, President and Treasurer of
                                                                   Chestnut Street Exchange Fund;
                                                                   Director of the Bradford Funds,
                                                                   Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. King                     Secretary      - Since 2003       Since 2000, Vice President and             N/A          N/A
301 Bellevue Parkway                                               Counsel, PFPC Inc. (financial
2nd Floor                                                          services company); Associate,
Wilmington, DE 19809                                               Stradley, Ronon, Stevens & Young,
DOB: 1/27/68                                                       LLC(law firm) from 1996-2000.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors  until the next annual  meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs.  Carnall and Sablowsky  are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation,  and the Company's  principal underwriter,  PFPC  Distributors,  Inc., are indirect  subsidiaries  of the PNC Financial  Services Group,  Inc. Mr.  Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT AUDITORS
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996


This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for the distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. Current performance may be higher or lower than the performance data provided in the report.

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              n/i NUMERIC INVESTORS
                              Emerging Growth Fund


                              n/i NUMERIC INVESTORS
                                   Growth Fund


                              n/i NUMERIC INVESTORS
                                  Mid Cap Fund


                              n/i NUMERIC INVESTORS
                              Small Cap Value Fund




                               Semi-Annual Report
                                February 29, 2004

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                                ADVISER'S REPORT

April 20, 2004

Dear Shareholder:

We are pleased to provide you with a semi-annual report on the performance of the n/i NUMERIC INVESTORS FAMILY OF FUNDS (each, a "Fund" and collectively, the "Funds") for the period September 1, 2003 through February 29, 2004, the first half of our Funds' current fiscal year.

The table below compares the returns of our four Funds with the returns of their respective benchmarks for several time periods all ended on February 29, 2004.

                                  TOTAL RETURNS
                                  -------------


                                                                        THREE YEARS        FIVE YEARS         AVERAGE
                                 SIX MONTHS          ONE YEAR              ENDED              ENDED           ANNUAL
                                    ENDED              ENDED         FEBRUARY 29, 2004  FEBRUARY 29, 2004  RETURN SINCE
                              FEBRUARY 29, 2004  FEBRUARY 29, 2004     (ANNUALIZED)       (ANNUALIZED)      INCEPTION*
                              -----------------  -----------------   -----------------  -----------------  ------------
EMERGING GROWTH FUND                +25.93%            +76.04%            +17.00%            +17.93%          +18.31%
Russell 2000 Growth Index           +15.42%            +64.86%             +1.94%             +2.93%           +1.98%
DIFFERENCE                          +10.51%            +11.18%            +15.06%            +15.00%          +16.33%

GROWTH FUND                         +24.02%            +67.06%             +9.24%            +11.59%           +9.95%
Russell 2500 Growth Index           +15.23%            +61.02%             +2.60%             +6.06%           +5.00%
DIFFERENCE                           +8.79%             +6.04%             +6.64%             +5.53%           +4.95%

MID CAP FUND                        +17.11%            +48.58%             +6.05%             +8.98%          +12.44%
S&P Midcap Index                    +16.60%            +49.69%             +7.76%            +12.27%          +13.96%
Russell Mid Cap Index**             +18.31%            +52.29%             +6.87%             +9.08%          +11.20%
DIFFERENCE (S&P MIDCAP)              +0.51%            (1.11)%            (1.71)%            (3.29)%          (1.52)%

SMALL CAP VALUE FUND                +23.96%            +63.92%            +25.11%            +24.89%          +22.11%
Russell 2000 Value Index            +21.31%            +63.98%            +14.85%            +15.60%          +13.36%
DIFFERENCE                           +2.65%            (0.06)%            +10.26%             +9.29%           +8.75%


----------
* Inception Dates: June 3, 1996 for all Funds except n/i Small Cap Value Fund, which launched on November 30, 1998.
** This is not a benchmark of the Fund. Results of index performance are shown for general comparative purposes.

   All performance quoted in this report is past performance and is no guarantee of future results. Investment return and principal value will fluctuate with changing market conditions so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. Returns are net of the Funds' management fee and other operating expenses. Returns would have been lower if certain of the Funds' fees and expenses had not been waived. Please keep in mind that recent high double-digit returns were achieved during favorable market conditions and may not be sustained. For the Funds' most recent month-end performance please call 1-800-686-3742 or visit www.numeric.com.

The most recent six-month period ended February 29, 2004 has been productive for all four of our Funds, whether measured in absolute or benchmark-relative returns. Indeed, absolute returns were strong as all four Funds continued to participate in the resounding equity market rebound. The Emerging Growth Fund and the Growth Fund posted the best absolute returns despite the fact that the small-cap growth sector of the market did not enjoy the best returns during the period. The greater success of these two funds stems from the substantial alpha generated by our process over the period. The Small Cap Value Fund performed almost as well as the two growth Funds, more because this sector of the market performed well than because of extraordinary alpha. The Mid Cap Fund produced positive returns but was the weakest of our four Funds because this sector of the market was not particularly in vogue and because our alpha was only modestly positive.

On a benchmark-relative basis, all four Funds outperformed their respective benchmarks during the most recent six-month period, with the strongest out-performance coming from the Emerging Growth and Growth Funds. Lastly, over the most recent one-year period the growth-related Funds achieved significant out-performance of benchmarks that were up over 60%, the Mid Cap Fund trailed its benchmark by 1.1%, while the Small Cap Value Fund was even with its benchmark.

The equity markets continued to improve over this semi-annual reporting period, as an economic recovery, particularly as measured by corporate earnings, became more and more priced into stock valuations. The major U.S. equity indices were all up in excess of 12% over this six-month period, with the closely followed S&P 500 up 14.6%. The economic data released during the period continued to point toward expansion, albeit with some initial concern during the month of September. Specifically, the lagging labor market, which is perhaps the most talked about economic data point, posted larger than expected job losses during September. These job losses, combined with a weaker than expected consumer confidence reading during the month, created sufficient concern for investors to lead to the only down month for the broad market indices during this period. But one month does not make a trend. Effectively every other economic data point released during the period, including other employment readings, confirmed the underlying economic growth and the equity markets responded accordingly. In fact, the index of leading economic indicators posted its tenth consecutive monthly gain in February; the longest stretch of gains in over 20 years.

It is interesting to recall how the world of equity investments looked one year ago. Casting the clock back twelve months, we see investors fearful about a stalling economy and sharply declining corporate profitability. There was also the geopolitical uncertainty of war in Iraq and the looming threat of additional terrorist attacks. There was even talk by many market and economic commentators of price deflation. Indeed, it was a world view filled with doom and gloom, apparently leaving no room on the upside for equities.

The market came back with all major U.S. equity indices up well over 30%, including the twelve-month return of 64.9% for the leading Russell 2000 Growth Index. Commentators have begun mentioning inflation, not deflation, after the higher than expected CPI report this February. The geopolitical uncertainty, while not being resolved, appears to have been somewhat mitigated by the initial success of the military action in Iraq. Investors, while still remaining wary and concerned about the geopolitical landscape, appear to be more focused on economic data and corporate profits.

February 29, 2004, the end of this  semi-annual  reporting  period,  precedes by only nine days the fourth anniversary of the "New Economy Bubble" popping and the subsequent bear market. The effects of the bear market have been damaging to growth stocks, as the NASDAQ composite index is still down over 56% from the end of February 2000. Value stocks have appreciated over this period irrespective of capitalization. Small cap value stocks, as measured by the Russell 2000 Value Index, have led the charge by returning over 84% during these four years--leading some to ask "what bear market?" The chart below shows the performance of our four Funds and their respective benchmarks over this four year period. Three of the four Funds enjoy excess returns relative to their benchmarks, with only the Mid Cap Fund trailing over this period. The Small Cap Value Fund, while competing against a rising benchmark, still added about 120% of excess return. It should also be pointed out that while the Russell 2000 Growth Index is down over 37% during this four-year period, the Emerging Growth Fund is up over 31%. We are proud of this accomplishment considering the importance of preserving wealth during a falling market; a topic that was discussed in detail in last year's semi-annual report. Of course, we must emphasize that PRIOR RETURNS ARE NOT NECESSARILY INDICATIVE OF FUTURE SUCCESS and there is no guarantee that we will be successful in adding value or earning positive returns.


               FOUR YEAR CUMULATIVE RETURN THROUGH FEBRUARY 2004
            OF THE n/i NUMERIC INVESTORS' MUTUAL FUNDS & BENCHMARKS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                   FUND                BENCHMARK
                                   ----                ---------
GROWTH                            -11.69%               -34.69%
EMERGING GROWTH                    31.38%               -37.23%
SMALL CAP VALUE                   204.85%                84.87%
MIDCAP                             20.96%                36.22%


Examining the market's return in greater detail during this most recent six-month period, small-cap stocks outpaced their large-cap counterparts by about 3.5%, using the Russell 2000 and Russell 1000 indices as proxies for small caps and large caps, respectively. This period was also favorable for value over growth by about 5%, irrespective of capitalization, according to the Russell style indices. The confluence of these two forces made small cap value stocks the best performing equity asset class, with the Russell 2000 Value Index up 21.3%. For the most recent twelve-month period, small caps dominated large caps by almost 25% as the Russell 2000 was up 64.4% and the Russell 1000 was up "only" 39.7%. There was no meaningful difference between the returns to value versus growth stocks over the past year however.

As you will recall, we construct our portfolios using a bottom-up stock selection process that is based on our proprietary quantitative stock-selection models. These models allow us to formulate a view on the fair price for a stock, considering its growth and stability, and take into account analysts' estimate revisions, and the quality of a company's earnings. In addition, while always seeking to have strong absolute performance, we are primarily focused on the benchmark-relative return of each Fund. For this reason, we seek to mitigate unnecessary risks by managing portfolios that are effectively economic-sector neutral with respect to their benchmark. Specifically, we seek to maintain sector weights that are only a few percentage points away from their respective benchmark sector weights. Furthermore, we try to avoid large stock-specific risk by broadly diversifying the portfolio across many stocks and by preventing any one holding from exceeding approximately 2% of a Fund's overall weight. During this most recent six-month period, all of our proprietary models added value across all of our Funds with the exception of our estimate trend following model in the Emerging Growth Fund. Our valuation model, known as Fair Value, did particularly well across all of the Funds.

Considering each Fund separately, the following table summarizes which sectors made the largest contribution to the total return of each Fund during the most recent six-month period.

       FUND                      LARGEST CONTRIBUTING SECTORS    SECTOR'S RETURN
       ----                      ----------------------------    ---------------
Emerging Growth                           Technology                  31.7%
                                    Consumer Non-Cyclicals            23.4%

Growth                                    Technology                  26.2%
                                    Consumer Non-Cyclicals            25.5%

Mid Cap                             Consumer Non-Cyclicals            22.4%
                                          Financials                  17.4%

Small Cap Value                           Financials                  23.1%
                                          Technology                  45.3%

At the level of individual securities, the following companies provided the most positive and negative contributions to each of our four Funds:

For the Emerging Growth Fund, the contact center solutions company, Aspect Communications (up 119% during the period, for a +74bps contribution to the Fund's total return) was the Fund's largest contributor to return during the six-month period. The largest detractor to return was QuickLogic (down 58% over the six-month period, and down 54% during the five months we held it for a -33bps contribution), a semiconductor company.

The strong performers in the Growth Fund for the six month period was the telecommunications equipment company, Ditech Communications (up 180% during the six month period, and up 129% while we held it for a +59bps contribution). The largest declining position in the Growth Fund during the period was another telecommunications equipment company, Sonus Networks (which was down 16% during the entire period, and down 34% for the period we held it for a -29bps contribution).

The largest contributor to the Mid Cap Fund's return was the medical products company, Varian Medical Systems (up 50% for a contribution of +61bps). The largest detractor to performance was United Online (down 32% for a contribution of -20bps), the internet service provider.

Lastly, the best performing holdings for the Small Cap Value Fund over the past six months include the petroleum refining company, Tesoro Petroleum (up 104% for a +54bps contribution). The position which lost the most value during the period was PMA Capital (down 55% for a contribution of -68bps), the property & casualty insurance company.

IN CONCLUSION

Thank you for being a shareholder in the n/i NUMERIC INVESTORS FAMILY OF FUNDS. We appreciate your business and your confidence in entrusting us to manage some of your savings. We hope that you are pleased with recent results, as we are, even as you may be concerned about the state of the mutual fund industry. We at Numeric will strive to put your interests first.


Sincerely,


/s/ L. B. Wheeler
-----------------
Langdon B. Wheeler, CFA
President & Chief Investment Officer
Numeric Investors L.P.(R)


----------
Small-cap funds typically carry additional risks, since smaller companies generally have a higher risk of failure than well-established larger companies. Historically, stocks of smaller companies have experienced a greater degree of market volatility than stocks on average.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, the domestic market, industry and economic trends and developments and government regulation and their potential impact on each Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Funds could be materially different from those projected, anticipated or implied. The Funds have no obligation to update or revise forward-looking statements.

Performance results do not reflect the deduction of taxes that a shareholder would pay on a Fund's distributions. The total returns of each Fund assumes reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date.

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           COMMON STOCKS--94.4%
           AEROSPACE & DEFENSE--0.9%
  10,700   Innovative Solutions and Support, Inc.* .........      $    147,339
  64,300   Teledyne Technologies Inc.* .....................         1,302,718
                                                                  ------------
                                                                     1,450,057
                                                                  ------------
           AIRLINES--2.1%
 107,100   AMR Corp.* ......................................         1,627,920
  87,800   ExpressJet Holdings, Inc.* ......................         1,205,494
  47,593   Mesa Air Group, Inc.* ...........................           427,861
                                                                  ------------
                                                                     3,261,275
                                                                  ------------
           APPAREL--0.8%
   5,200   Carter's, Inc.* .................................           156,000
  15,400   Haggar Corp. ....................................           304,920
  26,600   UniFirst Corp. ..................................           734,426
                                                                  ------------
                                                                     1,195,346
                                                                  ------------
           AUTOMOBILE PARTS & EQUIPMENT--0.7%
   3,300   Asbury Automotive Group Inc.* ...................            58,905
  59,700   Audiovox Corp., Class A* ........................           982,662
                                                                  ------------
                                                                     1,041,567
                                                                  ------------
           BANKS--2.6%
  22,238   City Holding Co. ................................           753,646
  22,400   CVB Financial Corp. .............................           456,960
   5,900   First Community Bancorp .........................           231,988
  11,300   Frontier Financial Corp. ........................           376,403
  19,750   Sterling Financial Corp .........................           464,915
  36,700   U.S.B. Holding Co., Inc. ........................           854,376
  17,400   Virginia Commerce Bancorp, Inc.* ................           534,354
  18,888   W Holding Company, Inc. .........................           378,515
                                                                  ------------
                                                                     4,051,157
                                                                  ------------
           BIOTECH--3.4%
   7,700   Adolor Corp.* ...................................           119,581
  17,300   Alkermes, Inc.* .................................           246,525
  12,400   Amylin Pharmaceuticals, Inc.* ...................           284,208
  16,200   Applera Corp. - Celera Genomics Group* ..........           234,900
  20,400   BioMarin Pharmaceutical Inc.* ...................           156,060
  28,700   Bone Care International, Inc* ...................           491,918
  23,500   Cell Therapeutics, Inc.* ........................           207,740
  17,100   deCODE genetics, Inc.* ..........................           207,423
  15,200   EXACT Sciences Corp* ............................           110,504
  24,600   Exelixis, Inc.* .................................           226,812
     400   Eyetech Pharmaceuticals Inc.* ...................            14,516
  47,200   ILEX Oncology, Inc.* ............................         1,180,000


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           BIOTECH--(CONTINUED)
  29,700   Kosan Biosciences, Inc.* ........................      $    347,490
   9,700   Ligand Pharmaceuticals Inc., Class B* ...........           149,283
  10,143   Medicines Co. (The)* ............................           275,484
  14,800   Seattle Genetics, Inc.* .........................           145,780
   9,100   Telik, Inc.* ....................................           214,032
  15,800   Tularik Inc.* ...................................           290,720
  12,600   Vicuron Pharmaceuticals Inc.* ...................           295,848
                                                                  ------------
                                                                     5,198,824
                                                                  ------------
           BROADCASTING--0.0%
   2,000   Young Broadcasting Inc., Class A* ...............            38,600
                                                                  ------------
           BUILDING SUPPLIES--0.9%
  66,300   Comfort Systems USA, Inc.* ......................           430,287
  13,600   Drew Industries Inc.* ...........................           495,176
  21,100   NCI Building Systems, Inc.* .....................           511,886
                                                                  ------------
                                                                     1,437,349
                                                                  ------------
           BUSINESS SERVICES--0.3%
  17,400   Brink's Co. (The) ...............................           460,752
                                                                  ------------
           CHEMICALS - SPECIALTY--1.8%
  19,900   Georgia Gulf Corp. ..............................           541,479
  39,100   MacDermid, Inc. .................................         1,485,800
  23,200   Octel Corp. .....................................           635,448
   9,900   Penford Corp. ...................................           159,390
                                                                  ------------
                                                                     2,822,117
                                                                  ------------
           COMPUTER COMPONENTS--0.8%
  86,900   Dot Hill Systems Corp.* .........................         1,219,207
                                                                  ------------
           COMPUTER NETWORKING PRODUCTS--0.5%
   1,800   Atheros Communications* .........................            32,706
 114,500   Sonus Networks, Inc.* ...........................           678,985
                                                                  ------------
                                                                       711,691
                                                                  ------------
           COMPUTER PERIPHERALS--0.7%
  92,200   InFocus Corp.* ..................................         1,086,116
                                                                  ------------
           COMPUTER SERVICES--1.8%
  65,700   Carreker Corp.* .................................           870,525
  38,300   DigitalNet Holdings, Inc.* ......................           764,851
  35,595   SI International Inc.* ..........................           802,311
  27,900   Tyler Technologies, Inc.* .......................           259,749
                                                                  ------------
                                                                     2,697,436
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                             EMERGING GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           COMPUTER SOFTWARE--5.0%
  39,375   Ascential Software Corp.* .......................      $    888,300
  92,800   BindView Development Corp.* .....................           371,200
  17,610   Lawson Software, Inc.* ..........................           154,440
 111,750   Micromuse Inc.* .................................         1,001,280
  24,200   Netsmart Technologies, Inc. .....................           378,730
  71,000   Omnicell, Inc.* .................................         1,446,980
  14,700   Open Solutions Inc.* ............................           358,680
  26,100   Progress Software Corp.* ........................           543,141
  26,000   SS&C Technologies, Inc. .........................         1,321,060
  41,700   SYNNEX Corp.* ...................................           804,810
  35,000   Witness Systems, Inc* ...........................           425,250
                                                                  ------------
                                                                     7,693,871
                                                                  ------------
           CONSUMER PRODUCTS--1.4%
   6,900   Central Garden & Pet Co.* .......................           238,326
   6,200   Rayovac Corp.* ..................................           161,076
   8,500   Toro Co. (The) ..................................           467,925
  55,000   Wolverine World Wide, Inc. ......................         1,295,250
                                                                  ------------
                                                                     2,162,577
                                                                  ------------
           ELECTRICAL EQUIPMENT--0.7%
  23,900   Acuity Brands, Inc. .............................           583,877
   9,709   Genlyte Group Inc. (The)* .......................           546,325
                                                                  ------------
                                                                     1,130,202
                                                                  ------------
           ELECTRONIC COMPONENTS & ACCESSORIES--5.1%
   9,000   Applied Films Corp.* ............................           313,380
  77,000   Artesyn Technologies, Inc.* .....................           839,300
 111,600   Caliper Life Sciences, Inc.* ....................           830,304
   7,100   Cherokee International Corp.* ...................           116,085
  42,500   CyberOptics Corp.* ..............................           775,625
  46,326   Helix Technology Corp. ..........................         1,201,233
  24,600   Photon Dynamics, Inc.* ..........................           878,466
   9,200   Rofin-Sinar Technologies, Inc.* .................           275,448
  18,700   SBS Technologies, Inc.* .........................           292,094
  98,200   Silicon Storage Technology, Inc.* ...............         1,229,464
   6,787   Synaptics Inc.* .................................           124,067
  61,700   TTM Technologies, Inc.* .........................           997,072
                                                                  ------------
                                                                     7,872,538
                                                                  ------------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--1.0%
  18,900   Metrologic Instruments, Inc.* ...................           485,541
  40,400   MTS Systems Corp. ...............................         1,085,548
                                                                  ------------
                                                                     1,571,089
                                                                  ------------


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           FINANCIAL SERVICES--4.6%
  20,800   ACE Cash Express, Inc.* .........................      $    701,792
  10,600   Advanta Corp., Class B ..........................           168,222
   1,800   Asset Acceptance Capital Corp.* .................            32,760
  45,900   Cash America International, Inc. ................         1,039,176
  30,200   First Cash Financial Services, Inc.* ............         1,023,780
  60,100   Fremont General Corp. ...........................         1,349,245
  33,175   New Century Financial Corp. .....................         1,625,575
  51,000   World Acceptance Corp.* .........................         1,097,520
                                                                  ------------
                                                                     7,038,070
                                                                  ------------
           FOOD & AGRICULTURE--2.5%
  34,700   Chiquita Brands International, Inc.* ............           788,731
  32,583   Fresh Del Monte Produce Inc. ....................           829,563
  22,200   J & J Snack Foods Corp.* ........................         1,049,172
  35,250   Sanderson Farms, Inc. ...........................         1,249,613
                                                                  ------------
                                                                     3,917,079
                                                                  ------------
           FUNERAL SERVICES--0.9%
 102,700   Alderwoods Group, Inc.* .........................           953,056
  78,700   Stewart Enterprises, Inc., Class A* .............           474,561
                                                                  ------------
                                                                     1,427,617
                                                                  ------------
           HEALTH CARE--2.1%
  62,100   Amedisys, Inc.* .................................         1,123,389
  34,400   Genesis HealthCare Corp.* .......................           937,400
  36,300   Sierra Health Services, Inc.* ...................         1,213,509
                                                                  ------------
                                                                     3,274,298
                                                                  ------------
           HOME FURNISHINGS--0.3%
  20,100   Bassett Furniture Industries, Inc. ..............           415,869
                                                                  ------------
           HOSPITALS--0.8%
  78,200   Select Medical Corp. ............................         1,248,854
   1,700   Symbion, Inc.* ..................................            32,487
                                                                  ------------
                                                                     1,281,341
                                                                  ------------
           HOTELS & MOTELS--0.5%
  17,400   Choice Hotels International, Inc.* ..............           762,990
                                                                  ------------
           INSURANCE - PROPERTY & CASUALTY--0.8%
   2,600   Bristol West Holdings Inc.* .....................            56,472
  14,400   Direct General Corp. ............................           478,080
  11,900   PXRE Group Ltd. .................................           320,229
   8,759   United Fire & Casualty Co. ......................           376,199
                                                                  ------------
                                                                     1,230,980
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                             EMERGING GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           INTERNET CONTENT--1.2%
  42,500   NetRatings, Inc.* ...............................      $    456,875
  81,624   United Online, Inc.* ............................         1,405,565
                                                                  ------------
                                                                     1,862,440
                                                                  ------------
           INTERNET SOFTWARE--3.3%
  20,400   Blue Coat Systems, Inc.* ........................           836,828
  48,854   Digital River, Inc.* ............................         1,069,414
  44,700   Kana Software, Inc.* ............................           216,348
  37,900   PC-Tel, Inc.* ...................................           432,060
  71,453   RSA Security Inc.* ..............................         1,188,263
 134,566   SonicWALL, Inc.* ................................         1,291,834
                                                                  ------------
                                                                     5,034,747
                                                                  ------------
           LEISURE & ENTERTAINMENT--0.9%
   7,500   Argosy Gaming Co.* ..............................           232,050
  45,973   Penn National Gaming, Inc.* .....................         1,207,251
                                                                  ------------
                                                                     1,439,301
                                                                  ------------
           MACHINERY--0.5%
  16,555   Middleby Corp. (The) ............................           678,755
   4,600   Thomas Industries Inc. ..........................           149,040
                                                                  ------------
                                                                       827,795
                                                                  ------------
           MANUFACTURING--3.3%
  16,600   A.S.V., Inc.* ...................................           577,348
  20,400   CIRCOR International, Inc. ......................           457,980
  16,500   CLARCOR Inc. ....................................           711,975
  41,200   Monaco Coach Corp. ..............................         1,174,200
  15,100   Ocular Sciences, Inc.* ..........................           431,256
  16,400   Stanley Furniture Company, Inc. .................           618,772
  41,300   Wabash National Corp.* ..........................         1,174,985
                                                                  ------------
                                                                     5,146,516
                                                                  ------------
           MEDICAL & MEDICAL SERVICES--1.3%
  17,700   Option Care, Inc.* ..............................           231,516
  20,300   Pediatrix Medical Group, Inc.* ..................         1,263,675
  34,730   US Oncology, Inc.* ..............................           432,388
                                                                  ------------
                                                                     1,927,579
                                                                  ------------
           MEDICAL INSTRUMENTS & SUPPLIES--8.2%
  54,500   Advanced Medical Optics, Inc.* ..................         1,253,500
  67,400   ALARIS Medical Systems, Inc.* ...................         1,442,360
  66,000   Align Technology, Inc.* .........................         1,302,180
  28,300   Candela Corp.* ..................................           636,184
  32,600   CONMED Corp.* ...................................           940,510
  37,000   Dade Behring Holdings Inc.* .....................         1,511,450
  24,600   Dionex Corp.* ...................................         1,301,340


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
  53,000   Kensey Nash Corp.* ..............................      $  1,387,010
   9,500   LabOne, Inc.* ...................................           298,775
  50,600   Luminex Corp.* ..................................           486,772
  15,500   Owens & Minor, Inc. .............................           383,935
  47,600   Sybron Dental Specialties, Inc.* ................         1,352,316
  42,100   Urologix, Inc. ..................................           332,590
                                                                  ------------
                                                                    12,628,922
                                                                  ------------
           MULTIMEDIA/PUBLISHING--0.4%
  14,600   R.H. Donnelley Corp.* ...........................           632,910
                                                                  ------------
           OFFICE & BUSINESS EQUIPMENT--0.4%
  15,581   United Stationers Inc.* .........................           618,722
                                                                  ------------
           OIL & GAS EQUIPMENT & SERVICES--1.7%
  34,800   Gulf Island Fabrication, Inc. ...................           696,696
   5,000   Lufkin Industries, Inc. .........................           152,500
  38,300   Oceaneering International, Inc.* ................         1,309,094
  15,100   Universal Compression Holdings, Inc.* ...........           470,063
                                                                  ------------
                                                                     2,628,353
                                                                  ------------
           OIL & GAS FIELD EXPLORATION--1.5%
   2,103   Clayton Williams Energy, Inc.* ..................            69,399
  30,800   Denbury Resources Inc.* .........................           465,388
   2,200   Edge Petroleum Corp.* ...........................            24,506
  29,600   Unit Corp.* .....................................           786,768
  43,100   Whiting Petroleum Corp.* ........................           900,790
                                                                  ------------
                                                                     2,246,851
                                                                  ------------
           OIL REFINING--0.2%
  13,100   Frontier Oil Corp. ..............................           252,306
                                                                  ------------
           PACKAGING--0.8%
  27,900   Silgan Holdings Inc.* ...........................         1,242,666
                                                                  ------------
           PHARMACEUTICALS--2.0%
  55,200   CollaGenex Pharmaceuticals, Inc.* ...............           611,616
  22,000   Eon Labs, Inc.* .................................         1,273,800
  62,400   First Horizon Pharmaceutical Corp.* .............         1,165,008
                                                                  ------------
                                                                     3,050,424
                                                                  ------------
           PRINTING--0.8%
  32,000   Consolidated Graphics, Inc.* ....................         1,192,320
                                                                  ------------
           REAL ESTATE INVESTMENT TRUSTS--1.6%
  11,700   Macerich Co. (The) ..............................           577,980
  14,300   PS Business Parks, Inc. .........................           650,650
  50,000   Taubman Centers, Inc. ...........................         1,190,000
                                                                  ------------
                                                                     2,418,630
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                             EMERGING GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           RESIDENTIAL CONSTRUCTION--0.8%
  35,100   Brookfield Homes Corp. ..........................      $    998,595
  16,100   Champion Enterprises, Inc.* .....................           171,465
                                                                  ------------
                                                                     1,170,060
                                                                  ------------
           RESTAURANTS--0.3%
  32,400   Checkers Drive-In Restaurants, Inc.* ............           387,504
                                                                  ------------
           RETAIL - DISCOUNT--0.2%
   7,000   Tuesday Morning Corp.* ..........................           231,000
                                                                  ------------
           RETAIL - SPECIALTY--4.0%
  69,100   7-Eleven, Inc* ..................................         1,126,330
  40,200   Aeropostale, Inc.* ..............................         1,378,860
  12,800   Brookstone, Inc.* ...............................           316,800
  53,187   EZCORP, Inc.* ...................................           611,650
  63,400   Genesco Inc.* ...................................         1,275,608
  34,300   Sportsman's Guide, Inc. (The)* ..................           747,740
  14,000   Stein Mart, Inc.* ...............................           154,420
   9,000   World Fuel Services Corp. .......................           318,150
   5,500   Yankee Candle Company, Inc. (The)* ..............           154,220
                                                                  ------------
                                                                     6,083,778
                                                                  ------------
           SAVINGS & LOAN ASSOCIATIONS--2.6%
  40,067   Commercial Capital Bancorp, Inc.* ...............           829,781
  29,725   Doral Financial Corp. ...........................         1,014,217
  14,300   Downey Financial Corp. ..........................           769,769
   4,700   ITLA Capital Corp.* .............................           225,553
  31,700   Oriental Financial Group Inc. ...................           910,741
   7,400   Westcorp ........................................           316,720
                                                                  ------------
                                                                     4,066,781
                                                                  ------------
           SCHOOLS--1.2%
  26,500   Bright Horizons Family Solutions, Inc.* .........         1,224,830
  20,365   Sylvan Learning Systems, Inc.* ..................           629,279
                                                                  ------------
                                                                     1,854,109
                                                                  ------------
           SEMICONDUCTORS--4.6%
  74,440   Alliance Semiconductor Corp.* ...................           576,910
  46,400   August Technology Corp.* ........................           804,112
  91,200   AXT, Inc.* ......................................           372,096
  29,400   Lattice Semiconductor Corp.* ....................           303,702
  83,249   LTX Corp.* ......................................         1,289,527
 101,036   Mattson Technology, Inc.* .......................         1,203,339
  21,070   NPTest Holding Corp.* ...........................           306,147
  19,500   Semitool, Inc.* .................................           242,190
  34,300   Standard Microsystems Corp.* ....................         1,033,459


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           SEMICONDUCTORS--(CONTINUED)
  33,000   Tessera Technologies Inc.* ......................      $    640,200
  37,269   Vitesse Semiconductor Corp.* ....................           297,779
                                                                  ------------
                                                                     7,069,461
                                                                  ------------
           SERVICES - MANAGEMENT CONSULTING--0.7%
 147,700   Answerthink Inc.* ...............................         1,126,951
                                                                  ------------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--6.1%
  83,601   Aspect Communications Corp.* ....................         1,509,834
  23,662   Brooktrout Inc.* ................................           461,645
  79,900   C-COR.net Corp.* ................................         1,313,556
  44,010   Carrier Access Corp.* ...........................           506,115
  26,937   Comtech Telecommunications Corp.* ...............           762,856
  54,900   Crown Castle International Corp.* ...............           661,545
  56,898   Ditech Communications Corp.* ....................         1,063,424
 116,000   Intervoice, Inc.* ...............................         1,408,240
  13,100   NII Holdings Inc., Class B* .....................         1,419,385
  39,300   US LEC Corp., Class A* ..........................           277,065
                                                                  ------------
                                                                     9,383,665
                                                                  ------------
           TOBACCO--0.2%
  18,500   Standard Commercial Corp. .......................           350,205
                                                                  ------------
           TRANSPORTATION--2.6%
  36,900   Celadon Group, Inc.* ............................           563,094
  34,300   Genesee & Wyoming Inc., Class A* ................         1,241,660
  30,000   Hub Group, Inc., Class A* .......................           852,900
  41,500   Pacer International, Inc.* ......................           891,420
  23,600   SCS Transportation, Inc.* .......................           496,780
                                                                  ------------
                                                                     4,045,854
                                                                  ------------
           Total Common Stocks
             (Cost $118,343,959) ...........................       145,369,865
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                             EMERGING GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
  PRINCIPAL                                                          VALUE
AMOUNT (000'S)                                                      (NOTE 1)
--------------------------------------------------------------------------------

           REPURCHASE AGREEMENTS--4.9%
  $1,136   Bear, Stearns & Co. Inc.
             (Agreement dated 02/27/04 to be
             repurchased at $1,135,889),
             0.5312%, 03/01/04 (Note 6)** ..................       $ 1,135,839
   6,424   Bear, Stearns & Co. Inc.
             (Agreement dated 02/27/04 to be
             repurchased at $6,424,717),
             1.00%, 03/01/04 (Note 7) ......................         6,424,182
                                                                  ------------
           Total Repurchase Agreements
             (Cost $7,560,021) .............................         7,560,021
                                                                  ------------
Total Investments -- 99.3%
   (Cost $125,903,980) .....................................       152,929,886
                                                                  ------------
Other Assets in Excess of Liabilities -- 0.7% ..............         1,148,339
                                                                  ------------
Net Assets -- 100.0% .......................................      $154,078,225
                                                                  ============

---------
 * Non-income producing.
** Investment purchased with collateral received for securities on loan.

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                                  GROWTH FUND
                           PORTFOLIO OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           COMMON STOCKS--96.8%
           AEROSPACE & DEFENSE--2.3%
   6,600   Alliant Techsystems Inc.* .......................       $   376,860
  12,300   Teledyne Technologies Inc.* .....................           249,198
   9,400   United Defense Industries, Inc.* ................           288,110
                                                                   -----------
                                                                       914,168
                                                                   -----------
           AIRLINES--1.8%
  25,500   AMR Corp.* ......................................           387,600
  22,400   ExpressJet Holdings, Inc.* ......................           307,552
   3,466   Mesa Air Group, Inc.* ...........................            31,159
                                                                   -----------
                                                                       726,311
                                                                   -----------
           APPAREL--0.2%
   3,900   Tommy Hilfiger Corp.* ...........................            63,063
                                                                   -----------
           AUTOMOBILE PARTS & EQUIPMENT--2.3%
   8,500   American Axle & Manufacturing Holdings,
             Inc.* .........................................           323,085
  13,800   ArvinMeritor, Inc. ..............................           311,328
   3,100   Audiovox Corp., Class A* ........................            51,026
  23,600   Visteon Corp. ...................................           238,360
                                                                   -----------
                                                                       923,799
                                                                   -----------
           BANKS--1.0%
   5,400   First BanCorp ...................................           229,230
   4,000   Virginia Commerce Bancorp, Inc.* ................           122,840
   3,100   W Holding Company, Inc. .........................            62,124
                                                                   -----------
                                                                       414,194
                                                                   -----------
           BIOTECH--2.0%
   2,000   Adolor Corp.* ...................................            31,060
   2,600   Alkermes, Inc.* .................................            37,050
   3,200   Amylin Pharmaceuticals, Inc.* ...................            73,344
   2,100   BioMarin Pharmaceutical Inc.* ...................            16,065
   4,700   deCODE genetics, Inc.* ..........................            57,011
   9,100   Exelixis, Inc.* .................................            83,902
     100   Eyetech Pharmaceuticals Inc.* ...................             3,629
   8,122   ILEX Oncology, Inc.* ............................           203,050
   1,600   ImClone Systems Inc.* ...........................            67,168
   1,800   Medicines Co. (The)* ............................            48,888
     695   Neurocrine Biosciences, Inc.* ...................            38,642
   2,000   Sepracor Inc.* ..................................            56,840
   1,700   Telik, Inc.* ....................................            39,984
   1,700   Vicuron Pharmaceuticals Inc.* ...................            39,916
                                                                   -----------
                                                                       796,549
                                                                   -----------


--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           BROADCASTING--0.2%
   3,300   Citadel Broadcasting Company* ...................       $    61,710
                                                                   -----------
           BUILDING SUPPLIES--0.4%
   5,800   NCI Building Systems, Inc.* .....................           140,708
                                                                   -----------
           BUSINESS SERVICES--0.1%
   2,200   Brink's Co. (The) ...............................            58,256
                                                                   -----------
           CHEMICALS - SPECIALTY--1.3%
   6,800   MacDermid, Inc. .................................           258,400
   1,400   OM Group, Inc.* .................................            43,008
  12,400   RPM International, Inc. .........................           201,376
                                                                   -----------
                                                                       502,784
                                                                   -----------
           COMPUTER COMPONENTS--0.8%
  23,900   Dot Hill Systems Corp.* .........................           335,317
                                                                   -----------
           COMPUTER NETWORKING PRODUCTS--0.6%
     500   Atheros Communications* .........................             9,085
  36,800   Sonus Networks, Inc.* ...........................           218,224
                                                                   -----------
                                                                       227,309
                                                                   -----------
           COMPUTER PERIPHERALS--1.9%
  28,027   InFocus Corp.* ..................................           330,158
  26,000   Symbol Technologies, Inc. .......................           442,520
                                                                   -----------
                                                                       772,678
                                                                   -----------
           COMPUTER SERVICES--0.6%
  13,900   Carreker Corp.* .................................           184,175
   3,100   DigitalNet Holdings, Inc.* ......................            61,907
                                                                   -----------
                                                                       246,082
                                                                   -----------
           COMPUTER SOFTWARE--3.8%
  11,600   Ascential Software Corp.* .......................           261,696
  27,148   Micromuse Inc.* .................................           243,246
  16,100   Omnicell, Inc.* .................................           328,118
   1,000   Open Solutions Inc.* ............................            24,400
   5,100   Progress Software Corp.* ........................           106,131
   7,100   SS&C Technologies, Inc. .........................           360,751
  10,300   SYNNEX Corp.* ...................................           198,790
                                                                   -----------
                                                                     1,523,132
                                                                   -----------
           CONSUMER PRODUCTS--1.4%
   3,600   Blyth, Inc. .....................................           122,220
   2,200   Maytag Corp. ....................................            62,106
   1,700   Rayovac Corp.* ..................................            44,166
     700   Toro Co. (The) ..................................            38,535
  12,100   Wolverine World Wide, Inc. ......................           284,955
                                                                   -----------
                                                                       551,982
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                                  GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           ELECTRICAL EQUIPMENT--0.6%
   5,000   Acuity Brands, Inc. .............................       $   122,150
   1,800   Genlyte Group Inc. (The)* .......................           101,286
                                                                   -----------
                                                                       223,436
                                                                   -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--3.6%
   2,300   Applied Films Corp.* ............................            80,086
   8,900   Artesyn Technologies, Inc.* .....................            97,010
   1,900   Cherokee International Corp.* ...................            31,065
  12,621   Helix Technology Corp. ..........................           327,263
   7,900   Photon Dynamics, Inc.* ..........................           282,109
  25,100   Silicon Storage Technology, Inc.* ...............           314,252
  19,200   TTM Technologies, Inc.* .........................           310,272
                                                                   -----------
                                                                     1,442,057
                                                                   -----------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.4%
   6,000   Metrologic Instruments, Inc.* ...................           154,140
                                                                   -----------
           ENGINEERING--0.9%
   1,100   Jacobs Engineering Group Inc.* ..................            48,543
   9,900   URS Corp.* ......................................           302,940
                                                                   -----------
                                                                       351,483
                                                                   -----------
           FINANCIAL SERVICES--3.1%
   2,000   ACE Cash Express, Inc.* .........................            67,480
     500   Asset Acceptance Capital Corp.* .................             9,100
   8,500   Cash America International, Inc. ................           192,440
   3,800   First Cash Financial Services, Inc.* ............           128,820
   3,700   First Marblehead Corp. (The)* ...................           113,516
  18,500   Fremont General Corp. ...........................           415,325
   4,120   New Century Financial Corp. .....................           201,880
   5,400   World Acceptance Corp.* .........................           116,208
                                                                   -----------
                                                                     1,244,769
                                                                   -----------
           FOOD & AGRICULTURE--2.9%
  13,900   Chiquita Brands International, Inc.* ............           315,947
   3,500   Corn Products International, Inc. ...............           132,650
  10,600   Flowers Foods, Inc. .............................           285,140
   9,100   Fresh Del Monte Produce Inc. ....................           231,686
     800   J & J Snack Foods Corp.* ........................            37,808
   4,600   Sanderson Farms, Inc. ...........................           163,070
                                                                   -----------
                                                                     1,166,301
                                                                   -----------
           FUNERAL SERVICES--0.2%
  13,800   Stewart Enterprises, Inc., Class A* .............            83,214
                                                                   -----------
           HEALTH CARE--2.2%
   4,600   Coventry Health Care, Inc.* .....................           200,422
   8,800   Genesis HealthCare Corp.* .......................           239,800


--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           HEALTH CARE--(CONTINUED)
  10,500   Sierra Health Services, Inc.* ...................       $   351,015
   1,704   UnitedHealth Group Inc. .........................           105,648
                                                                   -----------
                                                                       896,885
                                                                   -----------
           HOME FURNISHINGS--0.3%
   7,300   Tempur-Pedic International Inc.* ................           121,180
                                                                   -----------
           HOSPITALS--1.0%
   2,200   Community Health Systems Inc.* ..................            61,710
  20,500   Select Medical Corp. ............................           327,385
     500   Symbion, Inc.* ..................................             9,555
                                                                   -----------
                                                                       398,650
                                                                   -----------
           HOTELS & MOTELS--0.8%
   4,600   Choice Hotels International, Inc.* ..............           201,710
   7,300   Marcus Corp. (The) ..............................           127,677
                                                                   -----------
                                                                       329,387
                                                                   -----------
           INSURANCE - PROPERTY & CASUALTY--1.2%
     700   Bristol West Holdings Inc.* .....................            15,204
   3,300   Everest Re Group, Ltd. ..........................           288,387
   4,965   IPC Holdings, Ltd. ..............................           193,387
                                                                   -----------
                                                                       496,978
                                                                   -----------
           INTERNET CONTENT--1.5%
  56,500   HomeStore, Inc.* ................................           275,720
  19,824   United Online, Inc.* ............................           341,369
                                                                   -----------
                                                                       617,089
                                                                   -----------
           INTERNET SOFTWARE--3.4%
   3,500   Blue Coat Systems, Inc.* ........................           143,574
  15,034   Digital River, Inc.* ............................           329,094
  14,900   PC-Tel, Inc.* ...................................           169,860
  19,713   RSA Security Inc.* ..............................           327,827
  38,700   SonicWALL, Inc.* ................................           371,520
                                                                   -----------
                                                                     1,341,875
                                                                   -----------
           LEISURE & ENTERTAINMENT--0.9%
   7,300   MGM MIRAGE* .....................................           317,915
   1,500   Penn National Gaming, Inc.* .....................            39,390
                                                                   -----------
                                                                       357,305
                                                                   -----------
           MACHINERY--1.6%
   4,400   Gardner Denver Inc.* ............................           128,040
   1,900   Graco Inc. ......................................            80,674
   2,000   Middleby Corp. (The) ............................            82,000
   9,600   Terex Corp.* ....................................           336,288
                                                                   -----------
                                                                       627,002
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                                  GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           MANUFACTURING--3.1%
   3,800   A.S.V., Inc.* ...................................       $   132,164
   2,800   Harman International Industries, Inc. ...........           218,372
  11,600   Monaco Coach Corp. ..............................           330,600
   5,400   Tecumseh Products Co., Class A ..................           243,162
  11,100   Wabash National Corp.* ..........................           315,795
                                                                   -----------
                                                                     1,240,093
                                                                   -----------
           MEDICAL & MEDICAL SERVICES--0.8%
   2,600   Pediatrix Medical Group, Inc.* ..................           161,850
  12,100   US Oncology, Inc.* ..............................           150,645
                                                                   -----------
                                                                       312,495
                                                                   -----------
           MEDICAL INSTRUMENTS & SUPPLIES--9.4%
  10,200   Advanced Medical Optics, Inc.* ..................           234,600
  14,200   ALARIS Medical Systems, Inc.* ...................           303,880
  17,700   Align Technology, Inc.* .........................           349,221
   3,554   Candela Corp.* ..................................            79,894
   7,000   CONMED Corp.* ...................................           201,950
  10,000   Dade Behring Holdings Inc.* .....................           408,500
     800   Diagnostic Products Corp. .......................            38,592
   4,700   Dionex Corp.* ...................................           248,630
  20,000   Encore Medical Corp.* ...........................           167,600
   9,900   Kensey Nash Corp.* ..............................           259,083
     100   Kinetic Concepts, Inc.* .........................             4,035
   5,300   Luminex Corp.* ..................................            50,986
   4,100   Owens & Minor, Inc. .............................           101,557
   2,100   PerkinElmer, Inc. ...............................            43,764
   8,100   Respironics, Inc.* ..............................           423,711
  12,000   Sybron Dental Specialties, Inc.* ................           340,920
   5,900   Varian Medical Systems, Inc.* ...................           494,066
                                                                   -----------
                                                                     3,750,989
                                                                   -----------
           MULTIMEDIA/PUBLISHING--0.9%
   3,016   Pixar* ..........................................           198,272
   4,100   R.H. Donnelley Corp.* ...........................           177,735
                                                                   -----------
                                                                       376,007
                                                                   -----------
           OFFICE & BUSINESS EQUIPMENT--0.4%
   3,624   United Stationers Inc.* .........................           143,909
                                                                   -----------
           OIL & GAS EQUIPMENT & SERVICES--0.9%
  10,800   Oceaneering International, Inc.* ................           369,144
                                                                   -----------
           OIL & GAS FIELD EXPLORATION--2.3%
  10,700   Denbury Resources Inc.* .........................           161,677
     200   Edge Petroleum Corp.* ...........................             2,228
   6,600   Houston Exploration Co. (The)* ..................           248,292


--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           OIL & GAS FIELD EXPLORATION--(CONTINUED)
   7,100   Unit Corp.* .....................................       $   188,718
  15,100   Whiting Petroleum Corp.* ........................           315,590
                                                                   -----------
                                                                       916,505
                                                                   -----------
           OIL REFINING--0.4%
   5,300   Giant Industries, Inc.* .........................           102,820
   3,600   Tesoro Petroleum Corp.* .........................            65,700
                                                                   -----------
                                                                       168,520
                                                                   -----------
           PACKAGING--0.5%
   4,200   Silgan Holdings Inc.* ...........................           187,068
                                                                   -----------
           PHARMACEUTICALS--4.4%
  10,700   Affymetrix, Inc.* ...............................           363,693
  14,400   Andrx Corp.* ....................................           431,424
  14,600   Endo Pharmaceuticals Holdings Inc.* .............           354,342
   6,600   Eon Labs, Inc.* .................................           382,140
  12,600   First Horizon Pharmaceutical Corp.* .............           235,242
                                                                   -----------
                                                                     1,766,841
                                                                   -----------
           PRINTING--0.3%
   3,300   Consolidated Graphics, Inc.* ....................           122,958
                                                                   -----------
           REAL ESTATE INVESTMENT TRUSTS--1.1%
   4,300   Mills Corp. (The) ...............................           214,398
   8,100   Taubman Centers, Inc. ...........................           192,780
   2,900   Trizec Properties, Inc. .........................            47,212
                                                                   -----------
                                                                       454,390
                                                                   -----------
           RESIDENTIAL CONSTRUCTION--1.7%
   3,300   Brookfield Homes Corp. ..........................            93,885
   3,600   M.D.C. Holdings, Inc. ...........................           253,548
     700   NVR, Inc.* ......................................           323,750
                                                                   -----------
                                                                       671,183
                                                                   -----------
           RESTAURANTS--0.7%
   1,024   CBRL Group, Inc. ................................            38,892
   9,600   Jack in the Box Inc.* ...........................           238,752
                                                                   -----------
                                                                       277,644
                                                                   -----------
           RETAIL - DISCOUNT--0.1%
   1,200   Tuesday Morning Corp.* ..........................            39,600
                                                                   -----------
           RETAIL - SPECIALTY--4.5%
   7,300   7-Eleven, Inc* ..................................           118,990
   1,300   Advance Auto Parts, Inc.* .......................            51,285
   9,700   Aeropostale, Inc.* ..............................           332,710
     200   Barnes & Noble, Inc.* ...........................             6,980

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                                  GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           RETAIL - SPECIALTY--(CONTINUED)
  15,100   Borders Group, Inc. .............................       $   362,400
   3,400   Brown Shoe Company, Inc. ........................           133,926
  12,300   Claire's Stores, Inc. ...........................           248,706
  15,500   Genesco Inc.* ...................................           311,860
     900   Regis Corp. .....................................            38,898
   1,400   Timberland Co. (The), Class A* ..................            86,436
   2,000   World Fuel Services Corp. .......................            70,700
   1,400   Yankee Candle Company, Inc. (The)* ..............            39,256
                                                                   -----------
                                                                     1,802,147
                                                                   -----------
           SAVINGS & LOAN ASSOCIATIONS--5.3%
   3,000   American Capital Strategies, Ltd. ...............            99,690
   6,433   Commercial Capital Bancorp, Inc.* ...............           133,234
  13,450   Doral Financial Corp. ...........................           458,914
   5,100   Downey Financial Corp. ..........................           274,533
   5,700   FirstFed Financial Corp.* .......................           247,380
   5,000   Independence Community Bank Corp. ...............           197,850
   1,600   MAF Bancorp, Inc. ...............................            71,120
   7,600   Oriental Financial Group Inc. ...................           218,348
   1,400   Trustmark Corp. .................................            42,686
   6,000   Webster Financial Corp. .........................           302,100
   2,000   Westcorp ........................................            85,600
                                                                   -----------
                                                                     2,131,455
                                                                   -----------
           SCHOOLS--2.4%
   5,700   Bright Horizons Family Solutions, Inc.* .........           263,454
   7,500   ITT Educational Services, Inc.* .................           284,775
   3,900   Sylvan Learning Systems, Inc.* ..................           120,510
   6,600   Universal Technical Institute Inc.* .............           250,008
     700   University of Phoenix Online* ...................            56,252
                                                                   -----------
                                                                       974,999
                                                                   -----------
           SEMICONDUCTORS--3.7%
   2,600   Alliance Semiconductor Corp.* ...................            20,150
  12,500   AMIS Holdings, Inc.* ............................           220,625
   3,900   Lattice Semiconductor Corp.* ....................            40,287
  11,400   LSI Logic Corp.* ................................           115,140
  21,400   LTX Corp.* ......................................           331,486
  28,100   Mattson Technology, Inc.* .......................           334,671
   9,323   Standard Microsystems Corp.* ....................           280,902
   7,500   Tessera Technologies Inc.* ......................           145,500
                                                                   -----------
                                                                     1,488,761
                                                                   -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--6.6%
  21,399   Aspect Communications Corp.* ....................           386,466
   5,600   Brooktrout Inc.* ................................           109,256
  21,000   C-COR.net Corp.* ................................           345,240


--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           TELECOMMUNICATIONS EQUIPMENT & SERVICES--(CONTINUED)
   6,100   Carrier Access Corp.* ...........................       $    70,150
   5,282   Comtech Telecommunications Corp.* ...............           149,586
  22,800   Crown Castle International Corp.* ...............           274,740
  16,083   Ditech Communications Corp.* ....................           300,591
  25,600   Intervoice, Inc.* ...............................           310,784
   3,300   NII Holdings Inc., Class B* .....................           357,555
  16,200   Polycom, Inc.* ..................................           357,534
                                                                   -----------
                                                                     2,661,902
                                                                   -----------
           TOBACCO--0.2%
   2,300   Loews Corp. - Carolina Group ....................            65,389
                                                                   -----------
           TRANSPORTATION--1.4%
   5,500   Genesee & Wyoming Inc., Class A* ................           199,100
   5,600   Laidlaw International Inc.* .....................            81,200
  10,200   Overnite Corp. ..................................           223,380
   2,100   Pacer International, Inc.* ......................            45,108
                                                                   -----------
                                                                       548,788
                                                                   -----------
           UTILITIES--0.4%
   2,700   ONEOK, Inc. .....................................            59,967
  10,000   Reliant Resources, Inc.* ........................            76,000
   2,200   Westar Energy, Inc. .............................            42,350
                                                                   -----------
                                                                       178,317
                                                                   -----------
           Total Common Stocks
             (Cost $33,653,075) ............................        38,758,897
                                                                   -----------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENT--0.7%
    $300   Bear, Stearns & Co. Inc.
             (Agreement dated 02/27/04 to be
             repurchased at $300,012),
             0.5312%, 03/01/04
             (Cost $299,999) (Note 6)** ....................           299,999
                                                                   -----------
Total Investments -- 97.5%
   (Cost $33,953,074) ......................................        39,058,896
                                                                   -----------
Other Assets in Excess of  Liabilities -- 2.5% .............           989,628
                                                                   -----------
Net Assets -- 100.0% .......................................       $40,048,524
                                                                   ===========

---------
 * Non-income producing.
** Investment purchased with collateral received for securities on loan.

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                                 MID CAP FUND
                           PORTFOLIO OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           COMMON STOCKS--95.9%
           AEROSPACE & DEFENSE--1.5%
   1,200   General Dynamics Corp. ..........................       $   110,544
   3,100   Northrop Grumman Corp. ..........................           313,441
   1,500   Rockwell Collins, Inc. ..........................            48,810
                                                                   -----------
                                                                       472,795
                                                                   -----------
           AIRLINES--1.1%
  18,900   AMR Corp.* ......................................           287,280
   5,200   Delta Air Lines, Inc.* ..........................            46,696
                                                                   -----------
                                                                       333,976
                                                                   -----------
           APPAREL--0.5%
   1,300   Jones Apparel Group, Inc. .......................            48,490
   3,400   Liz Claiborne, Inc. .............................           125,460
                                                                   -----------
                                                                       173,950
                                                                   -----------
           AUTOMOBILE--1.0%
   6,600   General Motors Corp. ............................           317,592
                                                                   -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.8%
   8,200   American Axle & Manufacturing Holdings,
             Inc.* .........................................           311,682
  10,900   ArvinMeritor, Inc. ..............................           245,904
                                                                   -----------
                                                                       557,586
                                                                   -----------
           BANKS--2.9%
   1,200   Compass Bancshares, Inc. ........................            49,896
   3,800   First Tennessee National Corp. ..................           175,712
   1,800   Hibernia Corp., Class A .........................            42,732
   9,300   National City Corp. .............................           332,010
   6,800   Regions Financial Corp. .........................           250,920
   1,900   SouthTrust Corp. ................................            63,840
                                                                   -----------
                                                                       915,110
                                                                   -----------
           BEVERAGES--1.2%
   1,000   Adolph Coors Co., Class B .......................            67,780
  11,200   Pepsi Bottling Group, Inc. (The) ................           324,016
                                                                   -----------
                                                                       391,796
                                                                   -----------
           BROADCASTING--0.8%
   8,100   Cox Communications, Inc., Class A* ..............           262,440
                                                                   -----------
           BUSINESS SERVICES--0.3%
     600   Affiliated Computer Services, Inc., Class A* ....            28,956
   2,900   Sybase, Inc.* ...................................            62,379
                                                                   -----------
                                                                        91,335
                                                                   -----------


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           CHEMICALS - SPECIALTY--4.3%
   6,700   Ashland Inc. ....................................       $   320,997
   4,500   Dow Chemical Co. (The) ..........................           195,615
   5,100   Engelhard Corp. .................................           148,002
  23,500   RPM International, Inc. .........................           381,640
   8,900   Sherwin-Williams Co. (The) ......................           311,500
                                                                   -----------
                                                                     1,357,754
                                                                   -----------
           COMMERCIAL SERVICES--0.1%
   1,200   Deluxe Corp. ....................................            47,256
                                                                   -----------
           COMPUTER NETWORKING PRODUCTS--1.9%
   4,098   Avocent Corp.* ..................................           158,470
  14,600   Storage Technology Corp.* .......................           428,802
                                                                   -----------
                                                                       587,272
                                                                   -----------
           COMPUTER PERIPHERALS--0.4%
   1,500   Lexmark International, Inc.* ....................           123,435
                                                                   -----------
           COMPUTER SOFTWARE--1.8%
   2,300   Adobe Systems Inc. ..............................            85,652
  10,800   Computer Associates International, Inc. .........           286,848
   4,200   Intuit Inc.* ....................................           186,312
                                                                   -----------
                                                                       558,812
                                                                   -----------
           CONSUMER PRODUCTS--3.6%
   6,000   Black & Decker Corp. (The) ......................           309,240
  11,100   Eastman Kodak Co. ...............................           316,794
   8,900   Energizer Holdings, Inc.* .......................           415,363
   1,300   Whirlpool Corp. .................................            94,822
                                                                   -----------
                                                                     1,136,219
                                                                   -----------
           DATA PROCESSING--0.4%
   3,300   Fiserv, Inc.* ...................................           127,413
                                                                   -----------
           DRILLING OIL & GAS WELLS--0.3%
   3,200   Transocean Inc.* ................................            94,336
                                                                   -----------
           ENERGY--0.3%
   3,200   TXU Corp. .......................................            90,016
                                                                   -----------
           ENERGY & UTILITIES--0.2%
     900   Exelon Corp. ....................................            60,426
                                                                   -----------
           FINANCIAL SERVICES--3.2%
   3,900   Federated Investors, Inc., Class B ..............           125,853
   4,600   H&R Block, Inc. .................................           248,630
  11,400   MBNA Corp. ......................................           311,562
   2,100   MGIC Investment Corp. ...........................           138,978
   6,600   Nuveen Investments, Class A .....................           185,592
                                                                   -----------
                                                                     1,010,615
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                                 MID CAP FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           FOOD & AGRICULTURE--2.1%
   2,800   Bunge Limited ...................................       $   109,340
   3,700   Fresh Del Monte Produce Inc. ....................            94,202
   9,800   Monsanto Co. ....................................           323,792
   1,500   Sara Lee Corp. ..................................            32,730
   7,100   Tyson Foods, Inc., Class A ......................           112,748
                                                                   -----------
                                                                       672,812
                                                                   -----------
           HAZARDOUS WASTE MANAGEMENT--0.9%
   6,000   Stericycle, Inc.* ...............................           277,440
                                                                   -----------
           HEALTH CARE--1.2%
   1,100   Coventry Health Care, Inc.* .....................            47,927
   5,500   UnitedHealth Group Inc. .........................           341,000
                                                                   -----------
                                                                       388,927
                                                                   -----------
           HOSPITALS--1.6%
   6,900   Community Health Systems Inc.* ..................           193,545
  18,900   Select Medical Corp. ............................           301,833
                                                                   -----------
                                                                       495,378
                                                                   -----------
           INSURANCE - PROPERTY & CASUALTY--5.4%
   7,600   ACE Limited .....................................           341,696
   6,900   Allstate Corp. (The) ............................           314,847
   4,400   Everest Re Group, Ltd. ..........................           384,516
   6,000   IPC Holdings, Ltd. ..............................           233,700
   5,300   Old Republic International Corp. ................           125,080
  16,800   Travelers Property Casualty Corp.,
             Class B .......................................           306,432
                                                                   -----------
                                                                     1,706,271
                                                                   -----------
           INTERNET CONTENT--0.7%
   4,400   Netflix Inc.* ...................................           151,360
   4,150   United Online, Inc.* ............................            71,463
                                                                   -----------
                                                                       222,823
                                                                   -----------
           INTERNET SOFTWARE--0.3%
   2,900   CheckFree Corp.* ................................            84,187
                                                                   -----------
           LEISURE & ENTERTAINMENT--2.1%
  26,500   Caesars Entertainment, Inc.* ....................           325,950
   3,200   Mattel, Inc. ....................................            60,800
   6,700   MGM MIRAGE* .....................................           291,785
                                                                   -----------
                                                                       678,535
                                                                   -----------
           MANUFACTURING--0.9%
   2,100   Crane Co. .......................................            67,494
   2,400   Pentair, Inc. ...................................           129,624
   1,900   Roper Industries, Inc. ..........................            92,245
                                                                   -----------
                                                                       289,363
                                                                   -----------


--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           MEDICAL & MEDICAL SERVICES--0.6%
   3,000   Cardinal Health, Inc. ...........................       $   195,690
                                                                   -----------
           MEDICAL INSTRUMENTS & SUPPLIES--4.6%
     800   Beckman Coulter, Inc. ...........................            42,064
   2,300   Becton, Dickinson & Co. .........................           111,895
   2,000   C.R. Bard, Inc. .................................           188,780
   5,300   Hillenbrand Industries, Inc. ....................           350,065
   4,100   IDEXX Laboratories, Inc.* .......................           209,387
     100   Kinetic Concepts, Inc.* .........................             4,035
   6,100   Respironics, Inc.* ..............................           319,091
   2,600   Varian Medical Systems, Inc.* ...................           217,724
                                                                   -----------
                                                                     1,443,041
                                                                   -----------
           MULTIMEDIA/PUBLISHING--1.6%
   4,100   McGraw-Hill Companies, Inc. (The) ...............           320,497
   2,800   Pixar* ..........................................           184,072
                                                                   -----------
                                                                       504,569
                                                                   -----------
           OIL & GAS EQUIPMENT & SERVICES--2.6%
  11,400   Questar Corp. ...................................           408,690
  12,400   Tidewater Inc. ..................................           412,052
                                                                   -----------
                                                                       820,742
                                                                   -----------
           OIL & GAS FIELD EXPLORATION--1.6%
   5,100   Amerada Hess Corp. ..............................           328,185
   3,900   Marathon Oil Corp. ..............................           137,046
   1,100   Noble Energy, Inc. ..............................            51,458
                                                                   -----------
                                                                       516,689
                                                                   -----------
           OIL REFINING--1.7%
   5,500   Sunoco, Inc. ....................................           338,250
   3,500   Valero Energy Corp. .............................           210,000
                                                                   -----------
                                                                       548,250
                                                                   -----------
           PACKAGING--0.7%
   3,500   Ball Corp. ......................................           225,995
                                                                   -----------
           PAPER & ALLIED PRODUCTS--0.6%
   2,800   Temple-Inland Inc. ..............................           182,420
                                                                   -----------
           PHARMACEUTICALS--1.7%
   3,700   Andrx Corp.* ....................................           110,852
  14,600   Endo Pharmaceuticals Holdings Inc.* .............           354,342
   1,400   Watson Pharmaceuticals, Inc.* ...................            64,288
                                                                   -----------
                                                                       529,482
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                                 MID CAP FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUSTS--1.7%
   5,400   Friedman, Billings, Ramsey Group, Inc.,
             Class A .......................................       $   143,748
  10,700   General Growth Properties, Inc. .................           334,482
   1,300   Rouse Company (The) .............................            65,000
                                                                   -----------
                                                                       543,230
                                                                   -----------
           RESIDENTIAL CONSTRUCTION--1.4%
   4,700   KB HOME .........................................           340,045
   1,500   M.D.C. Holdings, Inc. ...........................           105,645
                                                                   -----------
                                                                       445,690
                                                                   -----------
           RESTAURANTS--0.9%
   7,743   CBRL Group, Inc. ................................           294,079
                                                                   -----------
           RETAIL - DISCOUNT--0.9%
   7,300   Costco Wholesale Corp.* .........................           284,189
                                                                   -----------
           RETAIL - SPECIALTY--4.7%
   1,600   Advance Auto Parts, Inc.* .......................            63,120
   8,300   Barnes & Noble, Inc.* ...........................           289,670
  17,200   Borders Group, Inc. .............................           412,800
   9,100   RadioShack Corp. ................................           314,496
  10,853   Staples, Inc. ...................................           284,566
   1,900   Timberland Co. (The), Class A* ..................           117,306
                                                                   -----------
                                                                     1,481,958
                                                                   -----------
           SAVINGS & LOAN ASSOCIATIONS--8.6%
   9,600   American Capital Strategies, Ltd. ...............           319,008
  10,600   Astoria Financial Corp. .........................           427,604
   8,700   Charter One Financial, Inc. .....................           315,114
   9,600   Doral Financial Corp. ...........................           327,552
  10,400   Independence Community Bank Corp. ...............           411,528
   3,066   New York Community Bancorp, Inc. ................           107,678
   7,200   North Fork Bancorporation, Inc. .................           304,056
   1,800   TCF Financial Corp. .............................            93,564
   8,000   Webster Financial Corp. .........................           402,800
                                                                   -----------
                                                                     2,708,904
                                                                   -----------
           SCHOOLS--1.3%
   1,700   Apollo Group, Inc., Class A* ....................           129,455
   7,100   ITT Educational Services, Inc.* .................           269,587
                                                                   -----------
                                                                       399,042
                                                                   -----------
           SEMICONDUCTORS--4.3%
  11,800   Cree, Inc.* .....................................           282,610
  18,000   Cypress Semiconductor Corp.* ....................           388,440
   8,900   Lam Research Corp.* .............................           227,573


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           SEMICONDUCTORS--(CONTINUED)
  30,300   LSI Logic Corp.* ................................       $   306,030
   2,600   Varian Semiconductor Equipment
             Associates, Inc.* .............................           106,054
   7,500   Vitesse Semiconductor Corp.* ....................            59,925
                                                                   -----------
                                                                     1,370,632
                                                                   -----------
           SERVICES - EMPLOYMENT AGENCIES--0.4%
   2,600   Manpower Inc. ...................................           116,350
                                                                   -----------
           TELECOMMUNICATIONS--0.8%
  13,400   Sprint Corp. - Fon Group ........................           237,582
                                                                   -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--5.3%
  10,700   Amdocs Limited* .................................           298,316
   5,800   American Tower Corp., Class A* ..................            64,090
  26,500   Crown Castle International Corp.* ...............           319,325
   3,900   EchoStar Communications Corp.,
             Class A* ......................................           140,868
   3,100   NII Holdings Inc., Class B* .....................           335,885
   4,900   PanAmSat Corp.* .................................           111,965
  18,452   Polycom, Inc.* ..................................           407,235
                                                                   -----------
                                                                     1,677,684
                                                                   -----------
           TRANSPORTATION--2.3%
   9,800   Burlington Northern Santa Fe Corp. ..............           315,364
  14,200   Norfolk Southern Corp. ..........................           314,672
   1,700   Union Pacific Corp. .............................           108,188
                                                                   -----------
                                                                       738,224
                                                                   -----------
           UTILITIES--3.8%
   1,300   DTE Energy Co. ..................................            52,598
  10,900   Northeast Utilities .............................           209,716
  15,800   ONEOK, Inc. .....................................           350,918
  36,500   Reliant Resources, Inc.* ........................           277,400
   8,500   Texas Genco Holdings, Inc. ......................           313,140
                                                                   -----------
                                                                     1,203,772
                                                                   -----------
           WHOLESALE - GROCERIES & GENERAL LINE--1.0%
  10,700   SUPERVALU INC ...................................           302,810
                                                                   -----------
           Total Common Stocks
             (Cost $27,545,379)                                     30,296,894
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                                 MID CAP FUND
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
  PRINCIPAL                                                           VALUE
AMOUNT (000'S)                                                       (NOTE 1)
--------------------------------------------------------------------------------


           REPURCHASE AGREEMENTS--4.7%
  $  166   Bear, Stearns & Co. Inc.
             (Agreement dated 02/27/04 to be
             repurchased at $166,036),
             0.5312%, 03/01/04 (Note 6)** ...................      $   166,029
   1,306   Bear, Stearns & Co. Inc.
             (Agreement dated 02/27/04 to be
             repurchased at $1,306,017),
             1.00%, 03/01/04 (Note 7) .......................        1,305,909
                                                                   -----------
           Total Repurchase Agreements
             (Cost $1,471,938) ..............................        1,471,938
                                                                   -----------
Total Investments -- 100.6%
   (Cost $29,017,317) .......................................       31,768,832
                                                                   -----------
Liabilities in Excess of Other Assets -- (0.6)% .............         (174,661)
                                                                   -----------
Net Assets -- 100.0% ........................................      $31,594,171
                                                                   ===========

---------
 * Non-income producing.
** Investment purchased with collateral received for securities on loan.

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                             SMALL CAP VALUE FUND
                           PORTFOLIO OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--98.0%
           AEROSPACE & DEFENSE--1.8%
  99,800   AAR CORP.* ......................................      $  1,289,416
  19,900   Alliant Techsystems Inc.* .......................         1,136,290
  24,714   Engineered Support Systems, Inc. ................         1,290,071
                                                                  ------------
                                                                     3,715,777
                                                                  ------------
           AIRLINES--1.9%
  73,400   AMR Corp.* ......................................         1,115,680
  70,000   Continental Airlines, Inc., Class B* ............         1,025,500
  88,500   ExpressJet Holdings, Inc.* ......................         1,215,105
  76,800   Mesa Air Group, Inc.* ...........................           690,432
                                                                  ------------
                                                                     4,046,717
                                                                  ------------
           APPAREL--0.9%
  34,200   Kellwood Co. ....................................         1,435,032
  32,500   Tommy Hilfiger Corp.* ...........................           525,525
                                                                  ------------
                                                                     1,960,557
                                                                  ------------
           AUTOMOBILE PARTS & EQUIPMENT--2.8%
  30,100   American Axle & Manufacturing Holdings,
             Inc.* .........................................         1,144,101
  42,200   ArvinMeritor, Inc. ..............................           952,032
  18,000   Dura Automotive Systems, Inc., Class A* .........           230,400
  19,800   Sonic Automotive, Inc. ..........................           487,080
 306,300   Visteon Corp. ...................................         3,093,630
                                                                  ------------
                                                                     5,907,243
                                                                  ------------
           BANKS--1.2%
  20,300   City Holding Co. ................................           687,967
  13,000   Cullen/Frost Bankers, Inc. ......................           551,460
   3,800   First BanCorp ...................................           161,310
  18,000   Pacific Capital Bancorp .........................           709,560
   5,776   Sterling Financial Corp.* .......................           210,420
   8,200   U.S.B. Holding Co., Inc. ........................           190,896
                                                                  ------------
                                                                     2,511,613
                                                                  ------------
           BROADCASTING--0.1%
   9,000   Young Broadcasting Inc., Class A* ...............           173,700
                                                                  ------------
           BUILDING & BUILDING MATERIALS--0.2%
  28,500   Building Materials Holding Corp. ................           483,930
                                                                  ------------
           BUILDING SUPPLIES--1.1%
  99,800   Jacuzzi Brands, Inc.* ...........................           897,202
  57,000   NCI Building Systems, Inc.* .....................         1,382,820
                                                                  ------------
                                                                     2,280,022
                                                                  ------------


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           CHEMICALS - SPECIALTY--4.4%
  50,700   Cabot Corp. .....................................      $  1,754,220
  53,700   Georgia Gulf Corp. ..............................         1,461,177
  22,000   Octel Corp. .....................................           602,580
  21,000   OM Group, Inc.* .................................           645,120
 157,400   RPM International, Inc. .........................         2,556,176
 293,600   Wellman, Inc. ...................................         2,366,416
                                                                  ------------
                                                                     9,385,689
                                                                  ------------
           COMMERCIAL SERVICES--0.8%
  13,500   Deluxe Corp. ....................................           531,630
  39,500   McGrath Rentcorp ................................         1,203,960
                                                                  ------------
                                                                     1,735,590
                                                                  ------------
           COMPUTER COMPONENTS--0.2%
  27,300   Pomeroy IT Solutions, Inc. ......................           405,678
                                                                  ------------
           COMPUTER PERIPHERALS--0.4%
  78,800   InFocus Corp.* ..................................           928,264
                                                                  ------------
           COMPUTER SERVICES--1.2%
  82,900   Carreker Corp.* .................................         1,098,425
   9,000   DigitalNet Holdings, Inc.* ......................           179,730
   8,100   SI International Inc.* ..........................           182,574
 103,100   Tier Technologies, Inc., Class B* ...............         1,015,535
                                                                  ------------
                                                                     2,476,264
                                                                  ------------
           COMPUTER SOFTWARE--1.7%
  45,637   Ascential Software Corp.* .......................         1,029,571
  58,400   Netsmart Technologies, Inc.* ....................           913,960
  35,400   Progress Software Corp.* ........................           736,674
  52,600   SYNNEX Corp.* ...................................         1,015,180
                                                                  ------------
                                                                     3,695,385
                                                                  ------------
           CONSUMER PRODUCTS--2.4%
  27,100   Blyth, Inc. .....................................           920,045
  16,980   Central Garden & Pet Co.* .......................           586,489
  90,000   Salton, Inc.* ...................................           916,200
 113,400   Wolverine World Wide, Inc. ......................         2,670,570
                                                                  ------------
                                                                     5,093,304
                                                                  ------------
           ELECTRICAL EQUIPMENT--1.4%
 118,400   Acuity Brands, Inc. .............................         2,892,512
                                                                  ------------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.7%
  21,742   Artesyn Technologies, Inc.* .....................           236,988
  67,806   Helix Technology Corp. ..........................         1,758,210
  52,100   SBS Technologies, Inc.* .........................           813,802
  51,616   TTM Technologies, Inc.* .........................           834,114
                                                                  ------------
                                                                     3,643,114
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                             SMALL CAP VALUE FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 29, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           ELECTRONIC MEASUREMENTS - INSTRUMENTS--1.3%
 106,541   MTS Systems Corp. ...............................      $  2,862,757
                                                                  ------------
           ENGINEERING--0.7%
  46,200   URS Corp.* ......................................         1,413,720
                                                                  ------------
           FINANCIAL SERVICES--7.2%
  17,255   Accredited Home Lenders Holding Co.* ............           580,113
  27,100   Advanta Corp., Class B ..........................           430,077
 119,400   Cash America International, Inc. ................         2,703,216
  44,900   First Cash Financial Services, Inc.* ............         1,522,110
 142,500   Fremont General Corp. ...........................         3,199,125
  56,500   IndyMac Bancorp, Inc. ...........................         1,988,800
 203,600   LaBranche & Co. Inc. ............................         2,095,044
  80,100   MCG Capital Corp. ...............................         1,589,985
  57,500   World Acceptance Corp.* .........................         1,237,400
                                                                  ------------
                                                                    15,345,870
                                                                  ------------
           FOOD & AGRICULTURE--1.9%
  23,000   Chiquita Brands International, Inc.* ............           522,790
  33,700   Fresh Del Monte Produce Inc. ....................           858,002
  20,500   J & J Snack Foods Corp.* ........................           968,830
  29,300   Ralcorp Holdings, Inc.* .........................           940,823
  21,600   Sanderson Farms, Inc. ...........................           765,720
                                                                  ------------
                                                                     4,056,165
                                                                  ------------
           HEALTH CARE--0.6%
  38,600   Sierra Health Services, Inc.* ...................         1,290,398
                                                                  ------------
           HOME FURNISHINGS--0.3%
  34,100   Bassett Furniture Industries, Inc. ..............           705,529
                                                                  ------------
           HOSPITALS--1.1%
 136,900   Select Medical Corp. ............................         2,186,293
   2,400   Symbion, Inc.* ..................................            45,864
                                                                  ------------
                                                                     2,232,157
                                                                  ------------
           HOTELS & MOTELS--1.1%
  14,300   Choice Hotels International, Inc.* ..............           627,055
  40,800   Marcus Corp. (The) ..............................           713,592
  99,200   Prime Hospitality Corp.* ........................         1,060,448
                                                                  ------------
                                                                     2,401,095
                                                                  ------------
           INSURANCE--0.6%
  90,000   UICI* ...........................................         1,227,600
                                                                  ------------
           INSURANCE - PROPERTY & CASUALTY--3.9%
   3,600   Bristol West Holdings Inc.* .....................            78,192
  54,700   Direct General Corp. ............................         1,816,040
  49,323   IPC Holdings, Ltd. ..............................         1,921,131


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           INSURANCE - PROPERTY & CASUALTY--(CONTINUED)
  91,400   PXRE Group Ltd. .................................      $  2,459,574
   9,303   United Fire & Casualty Co. ......................           399,564
  40,600   Zenith National Insurance Corp. .................         1,626,436
                                                                  ------------
                                                                     8,300,937
                                                                  ------------
           INTERNET SOFTWARE--1.6%
  64,787   RSA Security Inc.* ..............................         1,077,408
  76,900   SCO Group, Inc. (The)* ..........................           936,642
 154,800   SonicWALL, Inc.* ................................         1,486,080
                                                                  ------------
                                                                     3,500,130
                                                                  ------------
           LEISURE & ENTERTAINMENT--0.8%
  42,600   Boyd Gaming Corp. ...............................           868,188
  29,356   Penn National Gaming, Inc.* .....................           770,889
                                                                  ------------
                                                                     1,639,077
                                                                  ------------
           MACHINERY--2.5%
  10,800   Gardner Denver Inc.* ............................           314,280
  43,300   Manitowoc Company, Inc. (The) ...................         1,342,300
  57,100   Terex Corp.* ....................................         2,000,213
  54,000   Thomas Industries Inc. ..........................         1,749,600
                                                                  ------------
                                                                     5,406,393
                                                                  ------------
           MANUFACTURING--1.2%
   6,300   Briggs & Stratton Corp. .........................           430,605
  56,600   CIRCOR International, Inc. ......................         1,270,670
  28,800   Monaco Coach Corp. ..............................           820,800
                                                                  ------------
                                                                     2,522,075
                                                                  ------------
           MEDICAL & MEDICAL SERVICES--0.8%
  52,100   Option Care, Inc.* ..............................           681,468
  73,844   US Oncology, Inc.* ..............................           919,358
                                                                  ------------
                                                                     1,600,826
                                                                  ------------
           MEDICAL INSTRUMENTS & SUPPLIES--2.0%
  58,400   Advanced Medical Optics, Inc.* ..................         1,343,200
  14,200   CONMED Corp.* ...................................           409,670
  48,500   Owens & Minor, Inc. .............................         1,201,345
  25,300   Respironics, Inc.* ..............................         1,323,443
                                                                  ------------
                                                                     4,277,658
                                                                  ------------
           MINERALS--0.6%
  71,000   Compass Minerals International, Inc. ............         1,182,150
                                                                  ------------
           MULTIMEDIA/PUBLISHING--0.3%
  14,100   R.H. Donnelley Corp.* ...........................           611,235
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                             SMALL CAP VALUE FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                         February 29, 2004 (unaudited)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           OFFICE & BUSINESS EQUIPMENT--0.3%
  12,500   Global Imaging Systems, Inc.* ...................      $    377,000
   7,300   United Stationers Inc.* .........................           289,883
                                                                  ------------
                                                                       666,883
                                                                  ------------
           OIL & GAS EQUIPMENT & SERVICES--1.9%
   2,100   Gulf Island Fabrication, Inc. ...................            42,042
  43,800   Oceaneering International, Inc.* ................         1,497,084
  76,900   Tidewater Inc. ..................................         2,555,387
                                                                  ------------
                                                                     4,094,513
                                                                  ------------
           OIL & GAS FIELD EXPLORATION--1.8%
  86,500   Denbury Resources Inc.* .........................         1,307,015
  37,500   Spinnaker Exploration Co.* ......................         1,240,875
  64,300   Swift Energy Co.* ...............................         1,221,700
                                                                  ------------
                                                                     3,769,590
                                                                  ------------
           OIL REFINING--0.6%
  31,100   Giant Industries, Inc.* .........................           603,340
  40,600   Tesoro Petroleum Corp.* .........................           740,950
                                                                  ------------
                                                                     1,344,290
                                                                  ------------
           PACKAGING--1.7%
  64,100   Greif Inc., Class A .............................         2,294,780
  29,323   Silgan Holdings Inc.* ...........................         1,306,046
                                                                  ------------
                                                                     3,600,826
                                                                  ------------
           PAPER & ALLIED PRODUCTS--0.1%
  25,900   Caraustar Industries, Inc.* .....................           310,282
                                                                  ------------
           REAL ESTATE INVESTMENT TRUSTS--9.7%
 126,300   Associated Estates Realty Corp. .................         1,043,238
  12,200   Bedford Property Investors, Inc. ................           375,150
  15,400   Colonial Properties Trust .......................           615,692
  94,900   Equity Inns Inc. ................................           876,876
 134,600   Hersha Hospitality Trust ........................         1,534,440
 100,800   LTC Properties, Inc. ............................         1,704,528
  11,300   Mid-America Apartment Communities, Inc. .........           405,218
  52,800   Mills Corp. (The) ...............................         2,632,608
  87,400   Newcastle Investment Corp. ......................         2,520,616
 243,900   OMEGA Healthcare Investors, Inc. ................         2,502,414
  64,600   PS Business Parks, Inc. .........................         2,939,300
   4,300   Tanger Factory Outlet Centers, Inc. .............           182,277
 117,300   Taubman Centers, Inc. ...........................         2,791,740
  21,000   Trizec Properties, Inc. .........................           341,880
                                                                  ------------
                                                                    20,465,977
                                                                  ------------
           RESIDENTIAL CONSTRUCTION--0.1%
   6,500   Brookfield Homes Corp. ..........................           184,925
                                                                  ------------

--------------------------------------------------------------------------------
 SHARES/                                                             VALUE
  UNITS                                                             (NOTE 1)
--------------------------------------------------------------------------------

           RESTAURANTS--1.0%
  16,258   CBRL Group, Inc. ................................      $    617,479
  62,200   Jack in the Box Inc.* ...........................         1,546,914
                                                                  ------------
                                                                     2,164,393
                                                                  ------------
           RETAIL - SPECIALTY--4.9%
  37,100   Barnes & Noble, Inc.* ...........................         1,294,790
  86,600   Borders Group, Inc. .............................         2,078,400
  41,800   Brown Shoe Company, Inc. ........................         1,646,502
  31,300   Dillard's, Inc., Class A ........................           550,880
  48,700   Genesco Inc.* ...................................           979,844
  31,000   Guitar Center, Inc.* ............................         1,126,540
  13,900   Sportsman's Guide, Inc. (The)* ..................           303,020
  36,550   Stage Stores, Inc.* .............................         1,304,469
  17,000   Timberland Co. (The), Class A* ..................         1,049,580
                                                                  ------------
                                                                    10,334,025
                                                                  ------------
           SAVINGS & LOAN ASSOCIATIONS--9.4%
  78,400   American Capital Strategies, Ltd. ...............         2,605,232
   9,300   Chittenden Corp. ................................           306,714
  12,100   Colonial BancGroup, Inc. (The) ..................           223,003
  38,047   Commercial Capital Bancorp, Inc.* ...............           787,953
   8,500   Commercial Federal Corp. ........................           238,340
   4,100   Dime Bancorp, Inc., Litigation Tracking
             Warrants* .....................................               820
  34,700   First Federal Capital Corp. .....................           734,599
   5,200   FirstFed Financial Corp.* .......................           225,680
 100,600   Flagstar Bancorp, Inc. ..........................         2,600,510
   6,800   Flushing Financial Corp. ........................           128,520
  66,500   Hudson United Bancorp ...........................         2,596,160
  63,999   Independence Community Bank Corp. ...............         2,532,440
  10,299   MAF Bancorp, Inc. ...............................           457,791
 194,210   Republic Bancorp Inc. ...........................         2,680,098
  34,100   Trustmark Corp. .................................         1,039,709
  54,000   Webster Financial Corp. .........................         2,718,900
                                                                  ------------
                                                                    19,876,469
                                                                  ------------
           SCHOOLS--0.9%
   5,700   Bright Horizons Family Solutions, Inc.* .........           263,454
  10,000   ITT Educational Services, Inc.* .................           379,700
  38,900   Sylvan Learning Systems, Inc.* ..................         1,202,010
                                                                  ------------
                                                                     1,845,164
                                                                  ------------
           SEMICONDUCTORS--0.2%
  15,800   Lattice Semiconductor Corp.* ....................           163,214
  17,864   LTX Corp.* ......................................           276,713
                                                                  ------------
                                                                       439,927
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                             SMALL CAP VALUE FUND
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                         February 29, 2004 (unaudited)

--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           SERVICES - MANAGEMENT CONSULTING--0.5%
  46,400   Kroll Inc.* .....................................      $  1,088,544
                                                                  ------------
           STEEL--0.7%
  84,000   Steel Technologies Inc. .........................         1,442,280
                                                                  ------------
           TELECOMMUNICATIONS--0.2%
  61,620   Primus Telecommunications Group, Inc.* ..........           466,463
                                                                  ------------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.6%
  37,400   Applied Signal Technology, Inc. .................           995,588
  63,009   Aspect Communications Corp.* ....................         1,137,943
  15,910   Commonwealth Telephone Enterprises,
             Inc.* .........................................           653,105
  12,200   Ditech Communications Corp.* ....................           228,018
  23,600   Inet Technolgies, Inc.* .........................           297,360
  15,966   Intervoice, Inc.* ...............................           193,827
   5,300   NII Holdings Inc., Class B* .....................           574,255
  60,400   Polycom, Inc.* ..................................         1,333,028
                                                                  ------------
                                                                     5,413,124
                                                                  ------------
           TRANSPORTATION--3.5%
   6,300   Celadon Group, Inc.* ............................            96,138
  41,100   Genesee & Wyoming Inc., Class A* ................         1,487,820
  11,900   Interpool, Inc. .................................           176,120
  15,500   Kirby Corp.* ....................................           492,900
  49,600   Laidlaw International Inc.* .....................           719,200
 107,000   Overnite Corp. ..................................         2,343,300
  56,000   Overseas Shipholding Group, Inc. ................         2,010,400
                                                                  ------------
                                                                     7,325,878
                                                                  ------------
           UTILITIES--5.2%
  61,000   Allegheny Energy, Inc.* .........................           804,590
 133,000   CMS Energy Corp.* ...............................         1,223,600
  26,500   Northeast Utilities .............................           509,860
 100,400   ONEOK, Inc. .....................................         2,229,885
  74,300   PNM Resources Inc. ..............................         2,263,178
 141,900   Reliant Resources, Inc.* ........................         1,078,440
 151,100   Westar Energy, Inc. .............................         2,908,675
                                                                  ------------
                                                                    11,018,228
                                                                  ------------
           Total Common Stocks
             (Cost $191,347,863) ...........................       207,762,912
                                                                  ------------


--------------------------------------------------------------------------------
  PRINCIPAL                                                          VALUE
AMOUNT (000'S)                                                      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--3.5%
  $  778   Bear, Stearns & Co. Inc.
             (Agreement dated 02/27/04 to be
             repurchased at $778,500),
             0.5312%, 03/01/04 (Note 6)** ..................      $    778,465
   6,701   Bear, Stearns & Co. Inc.
             (Agreement dated 02/27/04 to be
             repurchased at $6,701,879),
             1.00%, 03/01/04 (Note 7) ......................         6,701,320
                                                                  ------------
           Total Repurchase Agreements
             (Cost $7,479,785) .............................         7,479,785
                                                                  ------------
Total Investments -- 101.5%
   (Cost $198,827,648) .....................................       215,242,697
                                                                  ------------
Liabilities in Excess of Other Assets -- (1.5)% ............        (3,277,656)
                                                                  ------------
Net Assets -- 100.0% .......................................      $211,965,041
                                                                  ============

---------
 * Non-income producing.
** Investment purchased with collateral received for securities on loan.

The accompanying notes are an integral part of the financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES
                         FEBRUARY 29, 2004 (UNAUDITED)


                                                      EMERGING GROWTH        GROWTH             MID CAP        SMALL CAP VALUE
                                                           FUND                FUND               FUND               FUND
                                                      ---------------      -----------        -----------       --------------
ASSETS
   Investments, at value including collateral for
      securities on loan (Note 6)
      (Cost -- $125,903,980, $33,953,074,
      $29,017,317, $198,827,648, respectively) ......   $152,929,886       $39,058,896        $31,768,832        $215,242,697
   Receivable for investments sold ..................      5,310,828         4,490,235          1,089,419          10,282,269
   Dividends and interest receivable ................         41,679            10,808             41,344             222,259
   Receivable for Fund shares sold ..................         15,745            38,006                200             236,629
   Prepaid expenses and other assets ................         13,128             9,364              8,382              16,022
                                                        ------------       -----------        -----------        ------------
      Total assets ..................................    158,311,266        43,607,309         32,908,177         225,999,876
                                                        ------------       -----------        -----------        ------------
LIABILITIES
   Payable for investments purchased ................      2,860,459         1,210,430          1,077,212          12,595,921
   Payable upon return of securities loaned (Note 6)       1,135,839           299,999            166,029             778,465
   Due to custodian .................................             --         1,982,591                 --                  --
   Payable for Fund shares redeemed .................         74,820                --             26,412             509,778
   Investment advisory fee payable ..................         90,602            27,272              8,775              74,997
   Accrued expenses and other liabilities ...........         71,321            38,493             35,578              75,674
                                                        ------------       -----------        -----------        ------------
      Total liabilities .............................      4,233,041         3,558,785          1,314,006          14,034,835
                                                        ------------       -----------        -----------        ------------
NET ASSETS
   Capital stock, $0.001 par value ..................          7,891             2,801              1,955              10,435
   Additional paid-in capital .......................     99,826,766        39,350,716         30,950,266         167,832,817
   Undistributed net investment
      income/(accumulated loss) .....................       (511,954)         (136,057)            65,096             301,592
   Accumulated net realized gain/(loss) from
      investments ...................................     27,729,616        (4,274,758)        (2,174,661)         27,405,148
   Net unrealized appreciation on investments .......     27,025,906         5,105,822          2,751,515          16,415,049
                                                        ------------       -----------        -----------        ------------
   Net assets applicable to shares outstanding ......   $154,078,225       $40,048,524        $31,594,171        $211,965,041
                                                        ============       ===========        ===========        ============
Shares outstanding ..................................      7,891,040         2,801,262          1,954,730          10,434,532
                                                        ------------       -----------        -----------        ------------
Net asset value, offering and redemption price
    per share .......................................         $19.53            $14.30             $16.16              $20.31
                                                              ======            ======             ======              ======

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                           STATEMENTS OF OPERATIONS
            FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)


                                                      EMERGING GROWTH          GROWTH             MID CAP          SMALL CAP VALUE
                                                           FUND                 FUND               FUND                  FUND
                                                      ---------------        ----------         ----------         ---------------
INVESTMENT INCOME
   Dividends* .....................................     $   268,030          $   85,652         $  204,224           $ 1,674,036
   Interest .......................................          20,431               5,994              5,238                20,679
   Securities lending .............................          11,865               2,043                964                10,691
                                                        -----------          ----------         ----------           -----------
      Total investment income .....................         300,326              93,689            210,426             1,705,406
                                                        -----------          ----------         ----------           -----------
EXPENSES
   Investment advisory fees .......................         536,331             130,767             66,211               606,934
   Co-Administration fees and expenses ............         141,061              54,572             51,052               183,887
   Administrative services fees ...................         107,266              28,653             21,204               146,183
   Transfer agent fees and expenses ...............          31,728              23,333             27,716                39,777
   Audit and legal fees ...........................          21,758              10,312              9,849                31,344
   Printing .......................................          21,500               7,500              7,000                29,500
   Custodian fees and expenses ....................          22,253               5,731              4,241                29,236
   Shareholder service fees .......................          20,693               3,496              8,398                16,913
   Federal and state registration fees ............           7,290               5,918              5,826                12,083
   Directors' fees and expenses ...................           7,435               1,618              1,909                12,882
   Other ..........................................           4,019               1,196                908                 5,112
                                                        -----------          ----------         ----------           -----------
      Total expenses before waivers and
         reimbursements, if any ...................         921,334             273,096            204,314             1,113,851
      Less: waivers and reimbursements, if any ....        (109,054)            (43,350)           (59,019)             (148,619)
                                                        -----------          ----------         ----------           -----------
      Net expenses after waivers and
         reimbursements, if any ...................         812,280             229,746            145,295               965,232
                                                        -----------          ----------         ----------           -----------
      Net Investment Income/(Loss) ................        (511,954)           (136,057)            65,131               740,174
                                                        -----------          ----------         ----------           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from investments .............      31,264,854           8,209,543          4,122,913            42,329,315
   Net change in unrealized appreciation on
      investments .................................       2,010,536              35,553            304,163            (1,335,641)
                                                        -----------          ----------         ----------           -----------
   Net realized and unrealized gain on
      investments .................................      33,275,390           8,245,096          4,427,076            40,993,674
                                                        -----------          ----------         ----------           -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................     $32,763,436          $8,109,039         $4,492,207           $41,733,848
                                                        ===========          ==========         ==========           ===========

---------
*   Net of foreign  withholding  taxes of $1,999,  $453, $301 and $2,393 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and
    Small Cap Value Fund, respectively.

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                   EMERGING GROWTH                           GROWTH
                                                                        FUND                                  FUND
                                                        ----------------------------------    ----------------------------------
                                                             FOR THE           FOR THE             FOR THE           FOR THE
                                                        SIX MONTHS ENDED       FISCAL         SIX MONTHS ENDED       FISCAL
                                                        FEBRUARY 29, 2004    YEAR ENDED       FEBRUARY 29, 2004    YEAR ENDED
                                                           (UNAUDITED)     AUGUST 31, 2003       (UNAUDITED)     AUGUST 31, 2003
                                                        -----------------  ---------------    -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .......................    $   (511,954)     $  (571,054)        $  (136,057)      $  (271,085)
   Net realized gain/(loss) from investments ..........      31,264,854        9,440,716           8,209,543         2,126,107
   Net change in unrealized appreciation/(depreciation)
      on investments ..................................       2,010,536       24,531,048              35,553         6,516,833
                                                           ------------     ------------         -----------       -----------
   Net increase in net assets resulting from
      operations ......................................      32,763,436       33,400,710           8,109,039         8,371,855
                                                           ------------     ------------         -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................              --               --                  --                --
   Net realized capital gains .........................      (2,757,589)              --                  --                --
                                                           ------------     ------------         -----------       -----------
   Total dividends and distributions to shareholders ..      (2,757,589)              --                 --                 --
                                                           ------------     ------------         -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ................      (6,213,342)          19,899          (1,869,709)       (8,596,538)
                                                           ------------     ------------         -----------       -----------
   Total increase/(decrease) in net assets ............      23,792,505       33,420,609           6,239,330          (224,683)

NET ASSETS
   Beginning of period ................................     130,285,720       96,865,111          33,809,194        34,033,877
                                                           ------------     ------------         -----------       -----------
   End of period* .....................................    $154,078,225     $130,285,720         $40,048,524       $33,809,194
                                                           ============     ============         ===========       ===========



                                                                       MID CAP                        SMALL CAP VALUE
                                                                        FUND                                FUND
                                                        ----------------- ----------------    ----------------------------------
                                                             FOR THE           FOR THE             FOR THE           FOR THE
                                                        SIX MONTHS ENDED       FISCAL         SIX MONTHS ENDED       FISCAL
                                                        FEBRUARY 29, 2004    YEAR ENDED       FEBRUARY 29, 2004    YEAR ENDED
                                                           (UNAUDITED)     AUGUST 31, 2003       (UNAUDITED)     AUGUST 31, 2003
                                                        -----------------  ---------------    -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .......................    $    65,131       $   158,640        $    740,174      $    440,105
   Net realized gain/(loss) from investments ..........      4,122,913           (57,630)         42,329,315         7,190,545
   Net change in unrealized appreciation/(depreciation)
      on investments ..................................        304,163         3,661,873          (1,335,641)       20,141,144
                                                           -----------       -----------        ------------      ------------
   Net increase in net assets resulting from
      operations ......................................      4,492,207         3,762,883          41,733,848        27,771,794
                                                           -----------       -----------        ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................       (158,675)         (167,268)           (878,687)               --
   Net realized capital gains .........................             --                --         (21,277,125)      (10,075,786)
                                                           -----------       -----------        ------------      ------------
   Total dividends and distributions to shareholders ..       (158,675)         (167,268)        (22,155,812)      (10,075,786)
                                                           -----------       -----------        ------------      ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ................      1,148,855        (2,592,660)         11,890,423        32,420,258
                                                           -----------       -----------        ------------      ------------
   Total increase/(decrease) in net assets ............      5,482,387         1,002,955          31,468,459        50,116,266

NET ASSETS
   Beginning of period ................................     26,111,784        25,108,829         180,496,582       130,380,316
                                                           -----------       -----------        ------------      ------------
   End of period* .....................................    $31,594,171       $26,111,784        $211,965,041      $180,496,582
                                                           ===========       ===========        ============      ============

---------
* Includes undistributed net investment income/(accumulated loss) as follows:


                                              FOR THE               FOR THE
                                          SIX MONTHS ENDED           FISCAL
                                         FEBRUARY 29, 2004        YEAR ENDED
                                            (UNAUDITED)         AUGUST 31, 2003
                                         -----------------      ---------------
   Emerging Growth Fund ..............       $(511,954)                  --
   Growth Fund .......................        (136,057)                  --
   Mid Cap Fund ......................          65,096             $158,640
   Small Cap Value Fund ..............         301,592              440,105

The accompanying notes are an integral part of the financial statements.

                                   26 and 27

                                [LOGO OMITTED]
                            n/i NUMERIC INVESTORS
                                  FAMILY OF FUNDS

                             FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                 EMERGING GROWTH FUND
                                               -------------------------------------------------------------------------------------
                                                    FOR THE
                                               SIX MONTHS ENDED                FOR THE FISCAL YEARS ENDED AUGUST 31,
                                               FEBRUARY 29, 2004   -----------------------------------------------------------------
                                                  (UNAUDITED)       2003         2002           2001          2000          1999
                                               -----------------   -------      -------        -------       -------       -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......        $ 15.81        $ 11.81      $ 12.73        $ 20.99       $ 18.03       $ 12.52
                                                    -------        -------      -------        -------       -------       -------
Net investment loss ........................          (0.06)         (0.07)(1)    (0.10)         (0.07)        (0.10)        (0.18)
Net realized and unrealized gain/(loss) on
   investments(2) ..........................           4.12           4.07        (0.82)         (3.58)         7.39          6.72
                                                    -------        -------      -------        -------       -------       -------
Net increase/(decrease) in net assets
   resulting from operations ...............           4.06           4.00        (0.92)         (3.65)         7.29          6.54
                                                    -------        -------      -------        -------       -------       -------
Distributions to shareholders from:
Net realized capital gains .................          (0.34)            --           --          (4.61)        (4.33)        (1.03)
                                                    -------        -------      -------        -------       -------       -------
Redemption fees (Note 5)** .................             --             --           --             --            --            --
                                                    -------        -------      -------        -------       -------       -------
Net asset value, end of period .............        $ 19.53        $ 15.81      $ 11.81        $ 12.73       $ 20.99       $ 18.03
                                                    =======        =======      =======        =======       =======       =======
Total investment return(3) .................          25.93%         33.87%       (7.23)%       (20.16)%       54.42%        56.09%
                                                    =======        =======      =======        =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..       $154,078       $130,286      $96,865      $139,927       $134,533       $76,349
Ratio of expenses to average net assets(4) .           1.14%(5)       1.20%        1.12%         1.07%          1.00%         1.00%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements, if any ..................           1.29%(5)       1.36%        1.26%          1.25%         1.28%         1.26%
Ratio of net investment loss to average
   net assets(4) ...........................          (0.72)%(5)     (0.55)%      (0.75)%        (0.67)%       (0.55)%       (0.46)%
Portfolio turnover rate ....................         123.42%        227.46%      216.40%        280.00%       297.08%       316.02%



                                                                                    GROWTH FUND
                                               --------------------------------------------------------------------------------
                                                    FOR THE
                                               SIX MONTHS ENDED             FOR THE FISCAL YEARS ENDED AUGUST 31,
                                               FEBRUARY 29, 2004   ------------------------------------------------------------
                                                   (UNAUDITED)      2003        2002         2001         2000          1999
                                               -----------------   ------      -------      -------      -------       ------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......        $ 11.53        $ 9.07      $ 10.48      $ 23.69      $ 14.89       $ 9.75
                                                    -------        ------      -------      -------      -------       ------
Net investment loss ........................          (0.05)        (0.08)(1)    (0.10)       (0.10)       (0.12)       (0.18)
Net realized and unrealized gain/(loss) on
   investments(2) ..........................           2.82          2.54        (1.31)       (6.59)        9.29         5.33
                                                    -------        ------      -------      -------      -------       ------
Net increase/(decrease) in net assets
   resulting from operations ...............           2.77          2.46        (1.41)       (6.69)        9.17         5.15
                                                    -------        ------      -------      -------      -------       ------
Distributions to shareholders from:
Net realized capital gains .................             --            --           --        (6.52)       (0.37)       (0.01)
                                                    -------        ------      -------      -------      -------       ------
Redemption fees (Note 5)** .................             --            --           --           --           --           --
                                                    -------        ------      -------      -------      -------       ------
Net asset value, end of period .............        $ 14.30       $ 11.53       $ 9.07      $ 10.48      $ 23.69      $ 14.89
                                                    =======       =======       ======      =======      =======      =======
Total investment return(3) .................          24.02%        27.12%      (13.45)%     (36.45)%      63.11%       52.80%
                                                    =======       =======       ======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..        $40,049       $33,809      $34,034      $39,930      $79,520      $62,376
Ratio of expenses to average net assets(4) .           1.20%(5)      1.49%        1.35%        1.08%        1.00%        1.00%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements, if any ..................           1.43%(5)      1.79%        1.54%        1.36%        1.32%        1.30%
Ratio of net investment loss to average
   net assets(4) ...........................          (0.71)%(5)    (0.81)%      (0.96)%      (0.70)%      (0.59)%      (0.45)%
Portfolio turnover rate ....................         148.83%       237.59%      241.28%      271.29%      228.69%      309.60%

---------
**  Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the year.
(2) The amounts shown for a share outstanding  throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments  during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3) Total  investment  return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period  reported and includes  reinvestment  of dividends  and  distributions,  if any.  Total  investment  returns are not annualized.
(4) Reflects waivers and expense reimbursements, if any.
(5) Annualized.

The accompanying notes are an integral part of the financial statements.

                                   28 and 29

                                [LOGO OMITTED]
                             n/i NUMERIC INVESTORS
                                   FAMILY OF FUNDS

                       FINANCIAL HIGHLIGHTS (CONCLUDED)


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                       MID CAP FUND
                                                -------------------------------------------------------------------------------
                                                     FOR THE
                                                SIX MONTHS ENDED                FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                FEBRUARY 29, 2004    ----------------------------------------------------------
                                                    (UNAUDITED)       2003         2002        2001        2000         1999
                                                -----------------    -------      -------     -------     -------      ------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........         $ 13.88        $ 11.98      $ 13.16     $ 19.22     $ 16.89      $ 13.30
                                                      -------        -------      -------     -------     -------      -------
Net investment income/(loss) ................            0.04           0.08         0.08        0.06        0.08         0.05
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any(1) ................................            2.33           1.90        (1.22)      (2.98)       4.25         4.97
                                                      -------        -------      -------     -------     -------      -------
Net increase/(decrease) in net assets
   resulting from operations ................            2.37           1.98        (1.14)      (2.92)       4.33         5.02
                                                      -------        -------      -------     -------     -------      -------
Dividends and distributions to shareholders from:
Net investment income .......................           (0.09)         (0.08)       (0.06)      (0.08)      (0.03)       (0.06)
Net realized capital gains ..................              --             --           --       (3.06)      (1.97)       (1.37)
                                                      -------        -------      -------     -------     -------      -------
Total dividends and distributions to shareholders       (0.09)         (0.08)       (0.06)      (3.14)      (2.00)       (1.43)
                                                      -------        -------      -------     -------     -------      -------
Redemption fees (Note 5) ....................              --**           --**       0.02          --**        --**         --**
                                                      -------        -------      -------     -------     -------      -------
Net asset value, end of period ..............         $ 16.16        $ 13.88      $ 11.98     $ 13.16     $ 19.22      $ 16.89
                                                      =======        =======      =======     =======     =======      =======
Total investment return(2) ..................           17.11%         16.70%       (8.48)%    (17.42)%     29.61%       41.61%
                                                      =======        =======      =======     =======     =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...         $31,594        $26,112      $25,109     $31,198     $44,430      $49,156
Ratio of expenses to average net assets(3) ..            1.03%(4)       1.00%        0.85%       0.91%       1.00%        1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any            1.45%(4)       1.52%        1.27%       1.39%       1.61%        1.33%
Ratio of net investment income/(loss) to average
   net assets(3) ............................            0.46%(4)       0.66%        0.59%       0.39%       0.40%        0.31%
Portfolio turnover rate .....................          139.04%        227.20%      270.77%     318.28%     378.17%      384.71%



                                                                                       SMALL CAP FUND
                                                ------------------------------------------------------------------------------------
                                                     FOR THE                                                        FOR THE PERIOD
                                                SIX MONTHS ENDED        FOR THE FISCAL YEARS ENDED AUGUST 31,     NOVEMBER 30, 1998*
                                                FEBRUARY 29, 2004    ------------------------------------------         THROUGH
                                                    (UNAUDITED)       2003       2002        2001        2000       AUGUST 31, 1999
                                                -----------------    -------    -------     -------     -------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........         $ 18.46        $ 16.86     $ 17.61     $ 12.91      $ 12.86      $ 12.00
                                                      -------        -------     -------     -------      -------      -------
Net investment income/(loss) ................            0.08           0.05       (0.05)       0.02         0.15         0.10
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any(1) ................................            4.09           2.90        1.71        4.79         1.32         0.76
                                                      -------        -------     -------     -------      -------      -------
Net increase/(decrease) in net assets
   resulting from operations ................            4.17           2.95        1.66        4.81         1.47         0.86
                                                      -------        -------     -------     -------      -------      -------
Dividends and distributions to shareholders from:
Net investment income .......................           (0.09)         --          (0.02)      (0.14)       (0.10)          --
Net realized capital gains ..................           (2.24)         (1.41)      (2.58)      --           (1.32)          --
                                                      -------        -------     -------     -------      -------      -------
Total dividends and distributions to shareholders       (2.33)         (1.41)      (2.60)      (0.14)       (1.42)          --
                                                      -------        -------     -------     -------      -------      -------
Redemption fees (Note 5) ....................            0.01           0.06        0.19        0.03          --**          --**
                                                      -------        -------     -------     -------      -------      -------
Net asset value, end of period ..............         $ 20.31        $ 18.46     $ 16.86     $ 17.61      $ 12.91      $ 12.86
                                                      =======        =======     =======     =======      =======      =======
Total investment return(2) ..................           23.96%         20.51%      13.31%      37.97%       13.94%        7.17%
                                                      =======        =======     =======     =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...         211,965       $180,497    $130,380     $35,564      $13,481      $11,498
Ratio of expenses to average net assets(3) ..            0.99%(4)       1.55%       1.73%       1.67%        1.00%        1.00%(4)
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any            1.14%(4)       1.70%       1.88%       2.14%        2.34%        2.59%(4)
Ratio of net investment income/(loss) to average
   net assets(3) ............................            0.76%(4)       0.33%      (0.35)%      0.17%        1.35%        1.15%(4)
Portfolio turnover rate .....................          186.28%        268.07%     275.73%     277.28%      256.28%      212.55%


-----------
*   Commencement of operations.
**  Amount is less than $0.01 per share.
(1) The amounts shown for a share outstanding  throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments  during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(2) Total  investment  return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period  reported and includes  reinvestment  of dividends  and  distributions,  if any.  Total  investment  returns are not annualized.
(3) Reflects waivers and expense reimbursements, if any.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

                                   30 and 31

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the n/i NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: n/i NUMERIC INVESTORS Emerging Growth Fund ("Emerging Growth Fund"), n/i NUMERIC INVESTORS Growth Fund ("Growth Fund"), n/i NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and n/i NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each, a "Fund," and collectively, the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
26.073 billion are currently classified into ninety-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of 4:00 p.m. Eastern time on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors L.P.(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


INVESTMENT  TRANSACTIONS,  INVESTMENT  INCOME AND  EXPENSES -- The Funds  record security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance-based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based on each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's average daily net assets, computed daily and payable monthly for its advisory services.

Numeric has agreed that until December 31, 2004, it will waive its advisory fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest and taxes) in an aggregate amount equal to the amount by which the

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Growth, Mid Cap and/or Small Cap Value Funds' total other expenses (other than investment advisory fees, expenses attributable to the Shareholder Services Plan, brokerage commissions, extraordinary items, interest and taxes) exceed 0.50% of such Fund's average daily net assets. Numeric has agreed that until December 31, 2004, it will limit the Emerging Growth Fund's total expenses to the extent that such expenses, other than expenses attributable to the Shareholder Services Plan, exceed 1.25% of average daily net assets.

As necessary, these limitations were effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 29, 2004, investment advisory fees, waivers and expense reimbursements were as follows:


                                             TOTAL INVESTMENT                    NET INVESTMENT        EXPENSE
FUND                                           ADVISORY FEES        WAIVERS       ADVISORY FEES     REIMBURSEMENT
----                                          ---------------      ---------     --------------     -------------
Emerging Growth Fund ....................        $536,331                --         $536,331              --
Growth Fund .............................         130,767          $(16,017)         114,750              --
Mid Cap Fund ............................          66,211           (37,770)          28,441            $373
Small Cap Value Fund ....................         606,934                --          606,934              --

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the six months ended February 29, 2004, PFPC, voluntarily agreed to waive a portion of its administration fees. During such period, PFPC's co-administration fees and related waivers were as follows:


                                                   TOTAL PFPC                                   NET PFPC
                                             CO-ADMINISTRATION FEES        PFPC         CO-ADMINISTRATION FEES
FUND                                              AND EXPENSES            WAIVERS            AND EXPENSES
----                                          --------------------       ---------      --------------------
Emerging Growth Fund ....................          $ 93,837              $(16,090)              $ 77,747
Growth Fund .............................            41,932                (2,500)                39,432
Mid Cap Fund ............................            41,685                (2,500)                39,185
Small Cap Value Fund ....................           125,985               (21,927)               104,058

For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Funds and PFPC. This fee is allocated to each portfolio of RBB based on each portfolio's average net assets as a percentage of the total RBB related net assets. For the six months ended February 29, 2004, the regulatory administrative services fees were $11,603, $3,089, $2,299 and $16,034 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. For the six months ended February 29, 2004, transfer agency fees and expenses were $31,728, $23,333, $27,716 and $39,777 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.


PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the six months ended February 29, 2004, PFPC Distributors, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:


                                                         TOTAL
                                                    ADMINISTRATIVE                      NET ADMINISTRATIVE
FUND                                                 SERVICES FEES          WAIVERS        SERVICES FEES
----                                                --------------        ----------    ------------------
Emerging Growth Fund .........................         $107,266           $ (92,964)          $14,302
Growth Fund ..................................           28,653             (24,833)            3,820
Mid Cap Fund .................................           21,204             (18,376)            2,828
Small Cap Value Fund .........................          146,183            (126,692)           19,491

The Emerging Growth Fund, Growth Fund,Mid Cap Fund and Small Cap Value Fund owed PFPC and its affiliates $23,502, $13,275, $12,855 and $25,738, respectively, for their services as of February 29, 2004.


3. SHAREHOLDER SERVICES PLAN

The Board of Directors approved a Shareholder Services Plan which permits the Funds to pay fees to certain Shareholder Organizations of up to 0.25% of the average daily net assets of each Fund for which such Shareholder Organizations provide services for the benefit of customers.


4. INVESTMENT IN SECURITIES

For the six months ended February 29, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:


FUND                                           PURCHASES              SALES
----                                         ------------         ------------
Emerging Growth Fund .....................   $169,983,935         $183,390,666
Growth Fund ..............................     54,199,957           56,493,533
Mid Cap Fund .............................     38,633,245           37,953,461
Small Cap Value Fund .....................    356,938,613          367,267,910

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


5. CAPITAL SHARE TRANSACTIONS

As of February 29, 2004, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:


                                                         EMERGING GROWTH FUND
                                         ----------------------------------------------------
                                                 FOR THE
                                            SIX MONTHS ENDED                   FOR THE
                                            FEBRUARY 29, 2004             FISCAL YEAR ENDED
                                               (UNAUDITED)                 AUGUST 31, 2003
                                         -----------------------        ---------------------
                                          SHARES      AMOUNT             SHARES     AMOUNT
                                         --------  -------------        --------  -----------
Sales ...............................     225,359  $  4,068,873          804,076  $ 9,594,697
Repurchases .........................    (730,810)  (13,003,194)        (766,322)  (9,574,798)
Reinvestments .......................     155,841     2,720,979               --           --
                                         --------  -------------        --------  -----------
Net increase/(decrease) .............    (349,610) $ (6,213,342)          37,754  $    19,899
                                         ========  =============        ========  ===========


                                                              GROWTH FUND
                                         ----------------------------------------------------
                                                 FOR THE
                                            SIX MONTHS ENDED                   FOR THE
                                            FEBRUARY 29, 2004             FISCAL YEAR ENDED
                                               (UNAUDITED)                 AUGUST 31, 2003
                                         -----------------------        ---------------------
                                          SHARES      AMOUNT             SHARES     AMOUNT
                                         --------  -------------        --------  -----------
Sales ...............................     200,757   $ 2,716,578           78,665  $   733,076
Repurchases .........................    (330,752)   (4,586,287)        (898,509)  (9,329,614)
                                         --------   ------------        --------  -----------
Net decrease ........................    (129,995)  $(1,869,709)        (819,844) $(8,596,538)
                                         ========   ============        ========  ===========


                                                              MID CAP FUND
                                         ----------------------------------------------------
                                                 FOR THE
                                            SIX MONTHS ENDED                   FOR THE
                                            FEBRUARY 29, 2004             FISCAL YEAR ENDED
                                               (UNAUDITED)                 AUGUST 31, 2003
                                         -----------------------       ----------------------
                                          SHARES      AMOUNT             SHARES     AMOUNT
                                         --------  -------------       ---------  -----------
Sales ...............................     218,155   $ 3,323,474          92,608   $ 1,080,079
Repurchases .........................    (154,441)   (2,327,165)       (321,954)   (3,835,656)
Reinvestments .......................      10,217       152,546          14,677       162,917
                                         --------   ------------       --------   -----------
Net increase/(decrease) .............      73,931   $ 1,148,855        (214,669)  $(2,592,660)
                                         ========   ============       =========  ===========

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                             SMALL CAP VALUE FUND
                                        ------------------------------------------------------------
                                                   FOR THE
                                              SIX MONTHS ENDED                     FOR THE
                                              FEBRUARY 29, 2004               FISCAL YEAR ENDED
                                                 (UNAUDITED)                   AUGUST 31, 2003
                                        ---------------------------     ----------------------------
                                          SHARES          AMOUNT          SHARES           AMOUNT
                                        ----------     ------------     ----------      ------------
Sales ..............................       449,566     $  8,872,880      5,928,003      $ 91,225,551
Repurchases ........................      (887,265)     (17,142,594)    (4,558,315)      (68,285,924)
Reinvestments ......................     1,092,619       20,160,137        676,704         9,480,631
                                        ----------     ------------     ----------      ------------
Net increase .......................       654,920     $ 11,890,423      2,046,392      $ 32,420,258
                                        ==========     ============     ==========      ============

There is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. For the six months ended February 29, 2004, these fees amounted to $3,915, $637, $1,051 and $68,915 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.


6. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the aggregate value of collateral by the Funds and pledged to borrowers at February 29, 2004, were as follows:

                                           VALUE OF
FUND                                  SECURITIES ON LOAN    VALUE OF COLLATERAL
----                                  ------------------    -------------------
Emerging Growth Fund .............       $10,571,265           $10,845,676
Growth Fund ......................         1,654,798             1,693,283
Mid Cap Fund .....................           678,894               696,217
Small Cap Value Fund .............         9,245,479             9,489,576

Collateral pledged by borrowers for securities out on loan to broker/dealers is in the form of U.S. Treasury securities. Cash collateral received by the Funds is invested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities. The stated interest rate on repurchase agreements is net of rebate paid to the borrower on securities loaned.

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Collateral for repurchase agreements in connection with securities lending at February 29, 2004 are listed below:


                                                                         EMERGING GROWTH FUND
                                           ------------------------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT                                                  ACCRUED
ISSUER                                      (000'S)    INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
------                                     ---------   -------------    --------    ------------    --------    -----------
Related Collateral:
United States Treasury Bond ..........        $945         6.625%       02/15/27     $1,168,105      $2,261      $1,170,366


                                                                             GROWTH FUND
                                           ------------------------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT                                                  ACCRUED
ISSUER                                      (000'S)    INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
------                                     ---------   -------------    --------    ------------    --------    -----------
Related Collateral:
United States Treasury Note ..........        $255         3.500%       01/15/11     $  313,348      $1,066      $  314,414


                                                                              MID CAP FUND
                                           ------------------------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT                                                  ACCRUED
ISSUER                                      (000'S)    INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
------                                     ---------   -------------    --------    ------------    --------    -----------
Related Collateral:
United States Treasury Note ..........        $140         3.500%       01/15/11     $  172,034      $  585      $  172,619


                                                                           SMALL CAP VALUE FUND
                                           ------------------------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT                                                  ACCRUED
ISSUER                                      (000'S)    INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
------                                     ---------   -------------    --------    ------------    --------    -----------
Related Collateral:
United States Treasury Note ..........        $650         3.500%       01/15/11     $  798,730      $2,717      $  801,447

7. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at February 29, 2004:


                                                                          EMERGING GROWTH FUND
                                           ------------------------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT                                                  ACCRUED
ISSUER                                      (000'S)    INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
------                                     ---------   -------------    --------    ------------    --------    -----------
United States Treasury Bond ..........       $3,185        6.625%       02/15/27     $3,936,947     $ 7,619      $3,944,566
United States Treasury Note ..........        2,165        3.500        01/15/11      2,660,384       9,051       2,669,435
                                                                                     ----------     -------      ----------
                                                                                     $6,597,331     $16,670      $6,614,001
                                                                                     ==========     =======      ==========

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                                              MID CAP FUND
                                           ------------------------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT                                                  ACCRUED
ISSUER                                      (000'S)    INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
------                                     ---------   -------------    --------    ------------    --------    -----------
United States Treasury Note ..........      $1,090         3.500%       01/15/11     $1,339,408     $ 4,557      $1,343,965


                                                                          SMALL CAP VALUE FUND
                                           ------------------------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT                                                  ACCRUED
ISSUER                                      (000'S)    INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
------                                     ---------   -------------    --------    ------------    --------    -----------
United States Treasury Note ..........      $5,595         3.500%       01/15/11     $6,875,218     $23,390      $6,898,608


The Growth Fund did not have repurchase agreements with Bear, Stearns & Co. Inc., outstanding at February 29, 2004 (other than in connection with securities lending shown under Note 6).


8. PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling (800) 348-5031 and on the Securities and Exchange Commission's website at http://www.sec.gov.


9. FEDERAL INCOME TAX INFORMATION

At February 29, 2004, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                                      FEDERAL TAX      UNREALIZED        UNREALIZED      NET UNREALIZED
FUND                                                     COST         APPRECIATION      DEPRECIATION      APPRECIATION
----                                                  ------------     -----------      ------------     --------------
Emerging Growth Fund .............................    $126,092,599     $28,559,473      $(1,722,186)       $26,837,287
Growth Fund ......................................      33,997,001       5,616,528         (554,633)         5,061,895
Mid Cap Fund .....................................      29,106,227       3,014,838         (352,233)         2,662,605
Small Cap Value Fund .............................     199,460,550      19,086,493       (3,304,346)        15,782,147

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                UNDISTRIBUTED     UNDISTRIBUTED
                                                   ORDINARY         LONG-TERM
FUND                                                INCOME            GAINS
----                                            -------------     -------------
Emerging Growth Fund .......................             --                --
Growth Fund ................................             --                --
Mid Cap Fund ...............................     $  158,640                --
Small Cap Value Fund .......................      5,307,459        $2,043,029

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)


At August 31, 2003, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                EXPIRING AUGUST 31,
                                    -------------------------------------------
FUND                                 2009              2010              2011
----                                --------        -----------        --------
Emerging Growth Fund ..........           --        $   410,152              --
Growth Fund ...................           --         12,271,077              --
Mid Cap Fund ..................     $506,551          5,467,943        $206,720
Small Cap Value Fund ..........           --                 --              --

During the year ended August 31, 2003, the Emerging Growth Fund and Growth Fund utilized $8,924,857 and $1,986,321 respectively, of prior year capital loss carryforwards.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:


                                                 ORDINARY         LONG-TERM
FUND                             YEAR             INCOME            GAINS             TOTAL
----                             ----           ----------       ----------        -----------
Emerging Growth Fund
                                 2003                   --               --                 --
                                 2002                   --               --                 --
Growth Fund
                                 2003                   --               --                 --
                                 2002                   --               --                 --
Mid Cap Fund
                                 2003           $  167,268               --        $   167,268
                                 2002              145,129               --            145,129
Small Cap Value Fund
                                 2003            8,972,686       $1,103,100         10,075,786
                                 2002            4,929,706          909,019          5,838,725

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                           FUND MANAGEMENT (UNAUDITED)

     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (800) 348-5031.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                          TERM OF                                                PORTFOLIOS           OTHER
                            POSITION(S)   OFFICE                                                   IN FUND        DIRECTORSHIPS
    NAME, ADDRESS,              HELD    AND LENGTH       PRINCIPAL OCCUPATION(S) DURING PAST     COMPLEX             HELD BY
  AND DATE OF BIRTH          WITH FUND    OF TIME                       5 YEARS                  OVERSEEN BY         DIRECTOR
                                          SERVED 1                                                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky          Director    1988 to     Since 1969, Director and Vice Chairman,           16        Director, Comcast
 Comcast Corporation                    present     Comcast Corporation (cable television and                      Corporation
 1500 Market Street,                                communications); Director, NDS Group PLC
 35th Floor                                         (provider of systems and applications for
 Philadelphia, PA 19102                             digital pay TV).
 DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay           Director    1988 to     Since 2000, Vice President, Fox Chase Cancer      16              None
 Fox Chase Cancer Center                present     Center (biomedical research and medical
 333 Cottman Avenue                                 care); prior to 2000, Executive Vice
 Philadelphia, PA 19111                             President, Fox Chase Cancer Center.
 DOB: 12/06/35
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman         Director    1991 to     Since December 2000, Director, Gabelli            16              None
 106 Pierrepont Street                  present     Partners, L.P. (an investment partnership);
 Brooklyn, NY  11201                                Chief Operating Officer and member of the
 DOB: 5/21/48                                       Board of Directors of Outercurve
                                                    Technologies (wireless enabling services)
                                                    until April 2001; Chief Operating Officer
                                                    and member of the Executive Operating
                                                    Committee of Warburg Pincus Asset
                                                    Management, Inc.; Executive Officer and
                                                    Director of Credit Suisse Asset Management
                                                    Securities, Inc. (formerly Counsellors
                                                    Securities, Inc.) and Director/Trustee of
                                                    various investment companies advised by
                                                    Warburg Pincus Asset Management, Inc. until
                                                    September 15, 1999; Prior to 1997, Managing
                                                    Director of Warburg Pincus Asset Management,
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg        Director    1991 to     Since 1974, Chairman, Director and                16            Director,
 Moyco Technologies, Inc.               present     President, Moyco Technologies, Inc.                               Moyco
 200 Commerce Drive                                 (manufacturer of precision coated and                       Technologies, Inc.
 Montgomeryville, PA 18936                          industrial abrasives). Since 1999, Director,
 DOB: 3/24/34                                       Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                           FUND MANAGEMENT (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                          TERM OF                                                PORTFOLIOS           OTHER
                            POSITION(S)   OFFICE                                                   IN FUND        DIRECTORSHIPS
    NAME, ADDRESS,              HELD    AND LENGTH       PRINCIPAL OCCUPATION(S) DURING PAST     COMPLEX             HELD BY
  AND DATE OF BIRTH          WITH FUND    OF TIME                       5 YEARS                  OVERSEEN BY         DIRECTOR
                                          SERVED 1                                                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky           Director    1991 to     Since July 2002, Senior Vice President and        16              None
 Oppenheimer & Company, Inc.            present     prior thereto, Executive Vice President of
 200 Park Avenue                                    Oppenheimer & Co., Inc., formerly
 New York, NY 10166                                 Fahnestock & Co., Inc. (a registered
 DOB: 4/16/38                                       broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall         Director    2002 to     Director of PFPC Inc. from January 1987 to        16              None
 400 Bellevue Parkway                   present     April 2002, Chairman and Chief Executive
 Wilmington, DE 19809                               Officer of PFPC Inc. until April 2002,
 DOB: 9/25/38                                       Executive Vice President of PNC Bank,
                                                    National Association from October 1981 to
                                                    April 2002, Director of PFPC International
                                                    Ltd. (financial services) from August 1993
                                                    to April 2002, Director of PFPC
                                                    International (Cayman) Ltd. (financial
                                                    services) from September 1996 to April
                                                    2002, and Director of International Dollar
                                                    Reserve Fund, Ltd. (Cayman mutual fund
                                                    company) from September 1993 to present;
                                                    Governor of the Investment Company
                                                    Institute (investment company industry
                                                    trade organization) from July 1996 to
                                                    January 2002; Director of PNC Asset
                                                    Management, Inc. (investment advisory) from
                                                    September 1994 to March 1998; Director of
                                                    PNC National Bank from October 1995 to
                                                    November 1997; Director of Haydon Bolts,
                                                    Inc. (bolt manufacturer) and Parkway Real
                                                    Estate Company (subsidiary of Haydon Bolts,
                                                    Inc.) since 1984. Mr. Carnall provides
                                                    consulting services from time to time to
                                                    PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                         [LOGO OMITTED]
                                     n/i NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                      EMERGING GROWTH FUND
                                          GROWTH FUND
                                          MID CAP FUND
                                      SMALL CAP VALUE FUND
                                  FUND MANAGEMENT (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                          TERM OF                                                PORTFOLIOS           OTHER
                            POSITION(S)   OFFICE                                                   IN FUND        DIRECTORSHIPS
    NAME, ADDRESS,              HELD    AND LENGTH       PRINCIPAL OCCUPATION(S) DURING PAST     COMPLEX             HELD BY
  AND DATE OF BIRTH          WITH FUND    OF TIME                       5 YEARS                  OVERSEEN BY         DIRECTOR
                                          SERVED 1                                                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach            President   1991 to     Certified Public Accountant; Vice Chairman        N/A             N/A
 400 Bellevue Parkway          and      present     of the Board, Fox Chase Cancer Center;
 4th Floor                  Treasurer     and       Trustee Emeritus, Pennsylvania School for
 Wilmington, DE 19809                   1988 to     the Deaf; Trustee Emeritus, Immaculata
 DOB: 6/29/24                           present     University; President or Vice President and
                                                    Treasurer of various investment companies
                                                    advised by subsidiaries of PNC Bank Corp.
                                                    from 1981 to 1997; Managing General
                                                    Partner, President and Treasurer of
                                                    Chestnut Street Exchange Fund; Director of
                                                    the Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King               Secretary   Since 2003  Since 2000, Vice President and Counsel,           N/A             N/A
 301 Bellevue Parkway                               PFPC Inc. (financial services company);
 2nd Floor                                          Associate, Stradley, Ronon, Stevens &
 Wilmington, DE 19809                               Young, LLC (law firm) from 1996-2000.
 DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

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



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



                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                 [LOGO OMITTED]
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com


      INVESTMENT ADVISER
           Numeric Investors L.P.(R)
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           383 Madison Avenue
           New York, NY 10179

           PFPC Inc.
           Bellevue Corporate Center
           301 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           PFPC Distributors,Inc.
           760 Moore Road
           King of Prussia, PA 19406

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 08540

      TRANSFER AGENT
           PFPC Inc.
           301 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT AUDITORS
           PricewaterhouseCoopers LLP
           Two Commerce Square
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath LLP
           One Logan Square
           18th and Cherry Streets
           Philadelphia, PA 19103



The financial information included herein is taken from the records of each Fund without examination by independent accountants who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Current perforrmance may be lower or higher than the performance data provided in the report.

     [LOGO OMITTED]
  n/i NUMERIC INVESTORS
        FAMILY OF FUNDS

   One Memorial Drive
   Cambridge, MA 02142

1-800-numeric [686-3742]
 http://www.numeric.com

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.


                               [GRAPHIC OMITTED]


                               SEMI-ANNUAL REPORT
                                FEBRUARY 29, 2004


                            SMALL CAP VALUE FUND II

                            LONG/SHORT EQUITY FUND

                            LARGE CAP VALUE FUND

                            MID CAP VALUE FUND

                            ALL-CAP VALUE FUND


                                (LOGO)
                                bp
                                BOSTON PARTNERS ASSET MANAGEMENT, L.L.C.
                                ------------------------------------------------
                                ONE PHILOSOPHY  o  ONE CULTURE  o  ONE FOCUS
                                [GRAPHIC OMITTED]

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL MARKET COMMENTARY
--------------------------------------------------------------------------------

April 15, 2004

Dear Shareholder,

     The market rally continued over the six month period ended February 29, 2004, with all major indexes posting double digit returns. Interest rates remained at a 40 year low over the period aiding gains in the market. We witnessed a renewed focus on quality and profitability and value outperformed growth during the period. This renewed focus has resulted in a shift from speculative companies with poor fundamentals to companies with strong balance sheets, positive free cash flow, predictable earnings and dividends, and sound management. Our investment strategy favors such companies and we believe our portfolios are positioned to do well over the long-term.

     Underneath the market's broad based performance, the valuations of its various capitalization and economic sectors continue to converge. Consequently, the markets valuation landscape in terms of cap size and sector is flat. We do not feel the market is paying the investor to take the added risk of second and third tier companies and this is especially true with technology stocks.

     The following pages contain investment discussion on each of the Boston Partners Funds. Please take a minute to review them and contact us with any questions.


Warm Regards,

Boston Partners Asset Management

                                                     SEMI-ANNUAL REPORT 2004 | 1

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners Small Cap Value Fund II outperformed the Russell 2000 Value and Russell 2000 indices for the six month period ended February 29, 2004. The Institutional Share Class returned 22.50% for the period as small cap stocks continued to lead the way.


                                                             SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004
                                                             -----------------
Boston Partners Small Cap Value Fund II
     Institutional Shares                                          22.50%
     Investor Shares                                               22.32%
Russell 2000 Value Index                                           21.32%
Russell 2000 Index 1                                               18.34%

     The Boston Partners Small Cap Value Fund II is invested on a stock-specific basis across a broad cross section of businesses. At the industry level, pockets of value have been centered in the insurance stocks where well-capitalized businesses have benefited from a strong pricing environment, the Health Care Sector where fundamentally strong companies have been enduring potential regulatory changes, and niche consumer service businesses whose operating strengths have been obscured by macroeconomic concerns.

     The Boston Partners Small Cap Value Fund II continues to maintain attractive value characteristics which, combined with the portfolios' profitability attributes and stock-specific catalysts, enhanced the portfolios potential to perform over the long-term. As always, we remain dedicated to our bottom-up, value-based investment discipline.


Sincerely,

David Dabora
Small Cap Value Fund II Portfolio Manager

----------
1 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

-----------------------------------------------------
   TOP TEN POSITIONS                % OF PORTFOLIO
-----------------------------------------------------
   Apria Healthcare Group, Inc.              3.03%
-----------------------------------------------------
   IPC Holdings Ltd.                         2.35%
-----------------------------------------------------
   Hollywood Entertainment Corp.             2.32%
-----------------------------------------------------
   Champion Enterprises, Inc.                1.97%
-----------------------------------------------------
   Sierra Pacific Resources                  1.57%
-----------------------------------------------------
   Sola International, Inc.                  1.54%
-----------------------------------------------------
   Scottish Re Group Ltd.                    1.45%
-----------------------------------------------------
   Redwood Trust, Inc.                       1.44%
-----------------------------------------------------
   Terex Corp.                               1.30%
-----------------------------------------------------
   Coinstar, Inc.                            1.27%
-----------------------------------------------------

-----------------------------------------------------
   SECTOR BREAKDOWN                 % OF PORTFOLIO
-----------------------------------------------------
   Basic Industries                           2.5%
-----------------------------------------------------
   Capital Goods                              8.5%
-----------------------------------------------------
   Communications                             1.4%
-----------------------------------------------------
   Consumer Durables                          4.3%
-----------------------------------------------------
   Consumer Non-Durables                      7.7%
-----------------------------------------------------
   Consumer Services                         23.8%
-----------------------------------------------------
   Energy                                     1.6%
-----------------------------------------------------
   Finance                                   18.2%
-----------------------------------------------------
   Health Care                                9.5%
-----------------------------------------------------
   Technology                                 5.0%
-----------------------------------------------------
   Transportation                             2.3%
-----------------------------------------------------
   Utilities                                  1.8%
-----------------------------------------------------
   Other                                     13.4%
-----------------------------------------------------

-----------------------------------------------------
   PORTFOLIO REVIEW
-----------------------------------------------------
   P/E: Price/Earnings*                      12.7x
-----------------------------------------------------
   P/B: Price/Book                            1.7x
-----------------------------------------------------
   Holdings                                    206
-----------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                $858
-----------------------------------------------------
   ROE: Return on Equity                       5.5
-----------------------------------------------------
   OROA: Operating Return on Assets*          29.9
-----------------------------------------------------

----------
* For the trailing one year period.

2 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners Long/Short Equity Fund Institutional shares returned 0.56% for the six month period ended February 29, 2004.

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004
                                                               -----------------
Boston Partners Long/Short Equity Fund
     Institutional Shares                                             0.56%
     Investor Shares                                                  0.42%
Salomon Smith Barney
     U.S. 1 Month Treasury Bill Index                                 0.45%

     During this six month period, we have seen the markets begin to reward companies of a higher quality nature; namely, those companies which have higher profitability characteristics and strong balance sheets. This trend has benefited the fund, as the long side of the portfolio owns many companies with these same characteristics. Conversely, the stocks of companies which have a more cyclical earnings stream and lower levels of profitability on average have begun to lose favor over the latter half of this period.

     Areas of opportunity on the long side included Health Care, Consumer Services, and Capital Goods. Areas of weakness include Technology, Consumer Services, and Health Care.

     We continue to build the long portfolio by purchasing companies that exhibit strong value characteristics, sound business fundamentals, and positive business momentum. These companies maintain clean balance sheets and generate free cash flow.


Sincerely,

Ted Kellogg
Long/Short Equity Fund Portfolio Manager

-----------------------------------------------------
                                    % OF PORTFOLIO
   TOP TEN HOLDINGS                           LONG
-----------------------------------------------------
   Webzen, Inc.                              2.42%
-----------------------------------------------------
   4Kids Entertainment, Inc.                 2.26%
-----------------------------------------------------
   Corrections Corporation of America        1.94%
-----------------------------------------------------
   CONSOL Energy, Inc.                       1.76%
-----------------------------------------------------
   Pinnacle Systems, Inc.                    1.52%
-----------------------------------------------------
   Computer Horizons Corp.                   1.38%
-----------------------------------------------------
   Global Power Equipment Group, Inc.        1.37%
-----------------------------------------------------
   FTI Consulting, Inc.                      1.31%
-----------------------------------------------------
   Integrated Alarm Services Group, Inc.     1.30%
-----------------------------------------------------
   Hypercom Corp.                            1.30%
-----------------------------------------------------

-----------------------------------------------------
                                    % OF PORTFOLIO
   SECTOR BREAKDOWN                 LONG     SHORT
-----------------------------------------------------
   Basic Industries                  3.1%     2.9%
-----------------------------------------------------
   Capital Goods                     6.0%    10.0%
-----------------------------------------------------
   Communications                    8.5%     3.1%
-----------------------------------------------------
   Consumer Durables                 1.0%     7.1%
-----------------------------------------------------
   Consumer Non-Durables             1.6%     6.4%
-----------------------------------------------------
   Consumer Services                24.5%    25.5%
-----------------------------------------------------
   Energy                            7.5%     0.8%
-----------------------------------------------------
   Finance                           6.1%     4.5%
-----------------------------------------------------
   Health Care                      18.4%    16.6%
-----------------------------------------------------
   Technology                       17.6%    18.5%
-----------------------------------------------------
   Transportation                    1.7%     1.0%
-----------------------------------------------------
   Utilities                         0.0%     2.6%
-----------------------------------------------------
   Other                             4.0%     1.0%
-----------------------------------------------------

-----------------------------------------------------
   PORTFOLIO REVIEW                  LONG    SHORT
-----------------------------------------------------
   P/E: Price/Earnings*             17.6x    23.0x
-----------------------------------------------------
   P/B: Price/Book                   1.4x     2.4x
-----------------------------------------------------
   Holdings                           132      232
-----------------------------------------------------
   Wtd. Average Mkt. Cap (mil)     $4,753   $2,333
-----------------------------------------------------
   OROA: Operating Return
     on Assets*                      28.3     14.7
-----------------------------------------------------

* For the trailing one year period.

                                                     SEMI-ANNUAL REPORT 2004 | 3

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners Large Cap Value Fund outperformed the Russell 1000 Value Index and S&P 500 Stock Index for the six month period ended February 29, 2004. The Institutional Share Class returned 19.46% for the six month period whereas the Russell 1000 Value Index returned 17.52% and the S&P 500 Stock Index returned 14.59%.

                                                             SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004
                                                             -----------------
Boston Partners Large Cap Value Fund
     Institutional Shares                                         19.46%
     Investor Shares                                              19.27%
S&P 500 Stock Index                                               14.59%
Russell 1000 Value Index                                          17.52%

     During the six month period, value outperformed growth in the large cap area of the market. We have experienced a shift from speculative, higher P/E companies to companies with strong balance sheets, positive free cash flow, predictable earnings and dividends, and sound management. We believe that in this environment, our fundamentally driven, value based investment style is positioned to do well.

     We had positive returns across all economic sectors for the period. Leading the way were Capital Goods, Finance, Energy, Health Care, and Utilities which all posted returns in excess of 20%. We continue to have an overweight relative to the value benchmark in the energy sector. Although crude oil and natural gas prices have risen, we believe that opportunities still exist in this area. We have decreased our exposure in the finance sector due primarily to our view that most bank stocks are fully priced. Many banks trade at 2 to 2.5 times book value and in an environment where interest rates are likely to increase, we feel bank margins are subject to downward pressure.


Sincerely,

Mark Donovan
Large Cap Value Fund Portfolio Manager

-----------------------------------------------------
   TOP TEN POSITIONS                % OF PORTFOLIO
-----------------------------------------------------
   Freddie Mac                               3.43%
-----------------------------------------------------
   Citigroup, Inc.                           2.90%
-----------------------------------------------------
   Xerox Corp.                               2.89%
-----------------------------------------------------
   MBIA, Inc.                                2.85%
-----------------------------------------------------
   Berkshire Hathaway, Inc., Class B         2.72%
-----------------------------------------------------
   Pfizer, Inc.                              2.63%
-----------------------------------------------------
   ACE Ltd.                                  2.54%
-----------------------------------------------------
   Transocean, Inc.                          2.50%
-----------------------------------------------------
   ChevronTexaco Corp.                       2.48%
-----------------------------------------------------
   Countrywide Financial Corp.               2.47%
-----------------------------------------------------

-----------------------------------------------------
   SECTOR BREAKDOWN                 % OF PORTFOLIO
-----------------------------------------------------
   Basic Industries                           1.3%
-----------------------------------------------------
   Capital Goods                              6.9%
-----------------------------------------------------
   Communications                             7.1%
-----------------------------------------------------
   Consumer Durables                          0.0%
-----------------------------------------------------
   Consumer Non-Durables                     10.7%
-----------------------------------------------------
   Consumer Services                          7.5%
-----------------------------------------------------
   Energy                                    17.6%
-----------------------------------------------------
   Finance                                   28.7%
-----------------------------------------------------
   Health Care                                9.4%
-----------------------------------------------------
   Technology                                 6.9%
-----------------------------------------------------
   Transportation                             0.0%
-----------------------------------------------------
   Utilities                                  1.5%
-----------------------------------------------------
   Other                                      2.4%
-----------------------------------------------------

-----------------------------------------------------
   PORTFOLIO REVIEW
-----------------------------------------------------
   P/E: Price/Earnings*                      15.1x
-----------------------------------------------------
   P/B: Price/Book                            2.2x
-----------------------------------------------------
   Holdings                                     76
-----------------------------------------------------
   Wtd. Average Mkt. Cap (mil)             $59,259
-----------------------------------------------------
   ROE: Return on Equity                      22.3
-----------------------------------------------------
   OROA: Operating Return on Assets*          31.9
-----------------------------------------------------

* For the trailing one year period.

4  | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners Mid Cap Value Fund Institutional shares returned 17.78% for the six month period ended February 29, 2004, but lagged the Russell 2500 Value Index which returned 21.78% for the period.

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004
                                                               -----------------
Boston Partners Mid Cap Value Fund
     Institutional Shares                                           17.78%
     Investor Shares                                                17.59%
Russell 2500 Index                                                  18.82%
Russell 2500 Value Index                                            21.78%
Russell Midcap Value Index 1                                        20.24%

     We attribute much of the underperformance to the benchmark's exposure to the small cap universe. A percentage of the benchmark is comprised of companies that have market caps of less than $400 milllion which is an area the fund generally does not purchase. These small cap companies led the way over the last six months outpacing all indexes. With a median market cap of $3 billion, we stayed true to our mid cap strategy, but lacked the exposure to the smaller caps that drove the market.

     Areas of strength for the Fund have been in Finance, Consumer Non-Durables, and Technology. An area of weakness was in Communications which was the only detractor for the period. Sectors of current interest to us are Health Care and Consumer Non-Durables where we maintain overweight positions against the index. We will continue to add companies based on the individual merits of each stock paying careful attention to such characteristics as Return on Equity and Return on Assets.


Sincerely,

Steve Pollack
Mid Cap Value Fund Portfolio Manager

----------
1 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

-----------------------------------------------------
   TOP TEN POSITIONS                % OF PORTFOLIO
-----------------------------------------------------
   Mercury General Corp.                     2.85%
-----------------------------------------------------
   Radian Group, Inc.                        2.32%
-----------------------------------------------------
   Dial Corp., (The)                         2.17%
-----------------------------------------------------
   Smithfield Foods, Inc.                    2.07%
-----------------------------------------------------
   Viad Corp.                                1.79%
-----------------------------------------------------
   Affiliated Managers Group, Inc.           1.65%
-----------------------------------------------------
   Michaels Stores, Inc.                     1.61%
-----------------------------------------------------
   Loews Corp. - Carolina Group              1.55%
-----------------------------------------------------
   W.W. Grainger, Inc.                       1.54%
-----------------------------------------------------
   Sierra Pacific Resources                  1.54%
-----------------------------------------------------

-----------------------------------------------------
   SECTOR BREAKDOWN                 % OF PORTFOLIO
-----------------------------------------------------
   Basic Industries                           6.3%
-----------------------------------------------------
   Capital Goods                              6.7%
-----------------------------------------------------
   Communications                             2.9%
-----------------------------------------------------
   Consumer Durables                          1.5%
-----------------------------------------------------
   Consumer Non-Durables                     13.2%
-----------------------------------------------------
   Consumer Services                         18.0%
-----------------------------------------------------
   Energy                                     4.0%
-----------------------------------------------------
   Finance                                   20.0%
-----------------------------------------------------
   Health Care                                8.4%
-----------------------------------------------------
   Technology                                 8.1%
-----------------------------------------------------
   Transportation                             0.7%
-----------------------------------------------------
   Utilities                                  4.2%
-----------------------------------------------------
   Other                                      6.0%
-----------------------------------------------------

-----------------------------------------------------
   PORTFOLIO REVIEW
-----------------------------------------------------
   P/E: Price/Earnings*                      16.1x
-----------------------------------------------------
   P/B: Price/Book                            1.9x
-----------------------------------------------------
   Holdings                                     95
-----------------------------------------------------
   Wtd. Average Mkt. Cap (mil)              $3,257
-----------------------------------------------------
   ROE: Return on Equity                      28.8
-----------------------------------------------------
   OROA: Operating Return on Assets*          35.0
-----------------------------------------------------

* For the trailing one year period.

                                                     SEMI-ANNUAL REPORT 2004 | 5

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners All-Cap Value Fund Institutional shares outperformed the Russell 3000 Value Index for the six month period ended February 29, 2004, with a return of 23.31%.


                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004
                                                               -----------------
Boston Partners All-Cap Value Fund
     Institutional Shares                                           23.31%
     Investor Shares                                                23.13%
Russell 3000 Value Index                                            17.81%
Russell 3000 Index 1                                                15.06%

     The All-Cap Value Fund's stock selection drove returns for the period. The strong returns had contributors from across the small, mid and large cap universe. Areas of strength included the Finance (primarily insurance businesses), Health Care (primarily pharmaceutical companies) and REIT sectors. Performance did lag the benchmark in Consumer Durables, Consumer Non-Durables, and Consumer Services.

     The portfolio is invested on a stock-by-stock basis across the capitalization spectrum in businesses that have attractive value characteristics and sound fundamentals. Consequently, the All-Cap Value Fund holds a diverse mix of stocks which collectively have better valuation and profitability characteristics than the value benchmark and the broad market. Currently, we are finding the most opportunities in large cap companies and have increased our market capitalization profile. Regardless of what the market may bring, we continue to implement our bottom-up stock selection discipline of finding companies that have attractive valuation characteristics, sound business fundamentals, and stock-specific catalysts.


Sincerely,

Harry Rosenbluth
All-Cap Value Fund Portfolio Manager

----------
1 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

-----------------------------------------------------
   TOP TEN POSITIONS                % OF PORTFOLIO
-----------------------------------------------------
   ACE Ltd.                                  3.41%
-----------------------------------------------------
   UST, Inc.                                 3.10%
-----------------------------------------------------
   Countrywide Financial Corp.               2.82%
-----------------------------------------------------
   Loews Corp.                               2.80%
-----------------------------------------------------
   White Mountains Insurance Group Ltd.      2.50%
-----------------------------------------------------
   Freddie Mac                               2.23%
-----------------------------------------------------
   Shire Pharmaceuticals Group PLC           1.74%
-----------------------------------------------------
   Tyco International Ltd.                   1.72%
-----------------------------------------------------
   Radian Group, Inc.                        1.69%
-----------------------------------------------------
   Alleghany Corp.                           1.61%
-----------------------------------------------------

-----------------------------------------------------
   SECTOR BREAKDOWN                 % OF PORTFOLIO
-----------------------------------------------------
   Basic Industries                           1.7%
-----------------------------------------------------
   Capital Goods                              3.1%
-----------------------------------------------------
   Communications                             3.5%
-----------------------------------------------------
   Consumer Durables                          0.5%
-----------------------------------------------------
   Consumer Non-Durables                     14.9%
-----------------------------------------------------
   Consumer Services                          8.4%
-----------------------------------------------------
   Energy                                     9.3%
-----------------------------------------------------
   Finance                                   30.2%
-----------------------------------------------------
   Health Care                               13.3%
-----------------------------------------------------
   Technology                                 4.9%
-----------------------------------------------------
   Transportation                             0.6%
-----------------------------------------------------
   Utilities                                  3.1%
-----------------------------------------------------
   Other                                      6.5%
-----------------------------------------------------

-----------------------------------------------------
   PORTFOLIO REVIEW
-----------------------------------------------------
   P/E: Price/Earnings*                      12.3x
-----------------------------------------------------
   P/B: Price/Book                            1.6x
-----------------------------------------------------
   Holdings                                    110
-----------------------------------------------------
   Wtd. Average Mkt. Cap (mil)             $21,069
-----------------------------------------------------
   ROE: Return on Equity                      14.4
-----------------------------------------------------
   OROA: Operating Return on Assets*          53.7
-----------------------------------------------------

* For the trailing one year period.

6  | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II (Unaudited)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
COMMON STOCK--95.6%
AEROSPACE & DEFENSE--0.5%
   DRS Technologies, Inc.* .........................      88,525   $  2,669,914
                                                                   ------------
AIRLINES--0.7%
   ExpressJet Holdings, Inc.* ......................      72,145        990,551
   Pinnacle Airlines Corp.* ........................     170,810      2,490,410
                                                                   ------------
                                                                      3,480,961
                                                                   ------------
APPAREL--1.1%
   Brown Shoe Co., Inc. ............................       8,200        322,998
   Russell Corp. ...................................      75,500      1,324,270
   Steven Madden Ltd.* .............................      43,300        828,329
   Vans, Inc.* .....................................      78,000        948,480
   Warnaco Group, Inc., (The)* .....................     119,250      2,086,875
                                                                   ------------
                                                                      5,510,952
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--0.6%
   Standard Motor Products, Inc. ...................     210,800      2,925,904
                                                                   ------------
BANKS - REGIONAL--0.7%
   Bancorp Bank, (The)* ............................      59,700        941,469
   First Community Bancorp .........................      16,100        633,052
   Franklin Bank Corp., Class A
     144A* .........................................     119,100      1,470,885
   Local Financial Corp.* ..........................      19,900        437,203
                                                                   ------------
                                                                      3,482,609
                                                                   ------------
BROADCASTING--1.1%
   Alliance Atlantis
     Communications, Inc.,
     Class B* ......................................     302,670      4,988,002
   Liberty Corp., (The) ............................      10,400        525,200
                                                                   ------------
                                                                      5,513,202
                                                                   ------------
BUILDING & CONSTRUCTION--3.3%
   Butler Manufacturing Co.* .......................      26,500        592,010
   Champion Enterprises, Inc.* .....................     951,710     10,135,711
   Monaco Coach Corp.* .............................      63,600      1,812,600
   National R.V. Holdings, Inc.* ...................      88,400        917,592
   Palm Harbor Homes, Inc.* ........................     178,543      3,722,622
                                                                   ------------
                                                                     17,180,535
                                                                   ------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
BUILDING MATERIALS--0.6%
   Drew Industries, Inc.* ..........................      85,900   $  3,127,619
   ElkCorp .........................................       1,200         32,520
                                                                   ------------
                                                                      3,160,139
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--1.6%
   American Management Systems,
     Inc.* .........................................      60,800        929,632
   Covansys Corp.* .................................     130,900      1,459,535
   Insight Enterprises, Inc.* ......................      69,500      1,478,265
   Keane, Inc.* ....................................     134,500      1,993,290
   National Processing, Inc.* ......................      34,000        673,200
   Pinnacle Systems, Inc.* .........................     124,700        940,238
   Tier Technologies, Inc., Class B* ...............      97,000        955,450
                                                                   ------------
                                                                      8,429,610
                                                                   ------------
COMPUTER SOFTWARE--1.3%
   FileNET Corp.* ..................................      54,700      1,548,010
   MSC.Software Corp.* .............................     130,600      1,257,678
   NetIQ Corp.* ....................................     184,900      2,446,227
   SPSS, Inc.* .....................................      68,400      1,398,780
                                                                   ------------
                                                                      6,650,695
                                                                   ------------
CONSUMER PRODUCTS--0.4%
   Natuzzi S.p.A. - ADR ............................     199,600      2,111,768
                                                                   ------------
CONSUMER SPECIALTIES--3.1%
   Oakley, Inc. ....................................      43,700        659,433
   Rayovac Corp.* ..................................     179,500      4,663,410
   RC2 Corp.* ......................................      53,200      1,352,876
   Sola International, Inc.* .......................     338,455      7,916,462
   Tupperware Corp. ................................      71,400      1,363,740
                                                                   ------------
                                                                     15,955,921
                                                                   ------------
ELECTRONICS--1.9%
   Bell Microproducts, Inc.* .......................      10,300         94,966
   CompuCom Systems, Inc.* .........................     114,100        626,409
   DuPont Photomasks, Inc.* ........................      54,600      1,213,212
   Hypercom Corp.* .................................     254,400      1,750,272
   Paxar Corp.* ....................................     211,700      2,946,864
   Pomeroy IT Solutions, Inc.* .....................      86,496      1,285,331
   Technitrol, Inc.* ...............................      97,700      1,793,772
                                                                   ------------
                                                                      9,710,826
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     SEMI-ANNUAL REPORT 2004 | 7

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II (Unaudited) (continued)         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
ENGINEERING & CONSTRUCTION--3.1%
   EMCOR Group, Inc.* ..............................     162,400   $  6,081,880
   Granite Construction, Inc. ......................      38,400        931,200
   Integrated Electrical Services,
     Inc.* .........................................     371,500      4,071,640
   Modtech Holdings, Inc.* .........................      72,600        646,140
   URS Corp.* ......................................     143,614      4,394,588
                                                                   ------------
                                                                     16,125,448
                                                                   ------------
ENVIRONMENTAL CONTROL--0.7%
   Tetra Tech, Inc.* ...............................     171,100      3,644,430
                                                                   ------------
FINANCIAL SERVICES--4.1%
   Advanta Corp., Class B ..........................     260,000      4,126,200
   Affiliated Managers Group,
     Inc.* .........................................      16,000      1,352,000
   Bay View Capital Corp.* .........................     349,700        825,292
   BKF Capital Group, Inc.* ........................      23,500        593,375
   CMET Finance Holdings, Inc.
     144A* .........................................      15,000      1,500,000
   Federal Agricultural Mortgage
     Corp., Class C* ...............................     193,400      5,260,480
   IndyMac Bancorp, Inc. ...........................     138,000      4,857,600
   MCG Capital Corp. ...............................      59,900      1,189,015
   Oxford Financial Corp. 144A .....................     130,000      1,170,000
   Value Line, Inc. ................................       6,300        307,188
                                                                   ------------
                                                                     21,181,150
                                                                   ------------
FOODS--1.2%
   NBTY, Inc.* .....................................     172,800      5,747,328
   Topps Co., Inc., (The) ..........................      25,800        237,102
                                                                   ------------
                                                                      5,984,430
                                                                   ------------
HEALTH CARE - SERVICES--8.1%
   American Medical Security
     Group, Inc.* ..................................      46,900      1,106,371
   Apria Healthcare Group, Inc.* ...................     499,200     15,604,992
   First Consulting Group, Inc.* ...................     102,240        677,851
   Kendle International, Inc.* .....................      80,200        745,860
   Kindred Healthcare, Inc.* .......................      73,265      4,313,111
   LifePoint Hospitals, Inc.* ......................     145,190      4,863,865
   Medical Staffing Network
     Holdings, Inc.* ...............................      53,200        485,184
   Option Care, Inc.* ..............................     479,650      6,273,822


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
HEALTH CARE - SERVICES--(CONTINUED)
   RehabCare Group, Inc.* ..........................     175,900   $  3,913,775
   Renal Care Group, Inc.* .........................      60,000      2,799,600
   Res-Care, Inc.* .................................      95,300        933,940
                                                                   ------------
                                                                     41,718,371
                                                                   ------------
HEALTH CARE - SUPPLIES--1.4%
   CONMED Corp.* ...................................      78,000      2,250,300
   Cooper Companies, Inc., (The) ...................      40,500      1,916,055
   Owens & Minor, Inc. .............................      40,700      1,008,139
   Priority Healthcare Corp.,
     Class B* ......................................      97,700      2,159,170
                                                                   ------------
                                                                      7,333,664
                                                                   ------------
INSURANCE - LIFE--2.0%
   AmerUs Group Co. ................................      71,500      2,787,070
   Scottish Re Group Ltd. ..........................     315,400      7,437,132
                                                                   ------------
                                                                     10,224,202
                                                                   ------------
INSURANCE - OTHER--10.9%
   Allmerica Financial Corp.* ......................      41,290      1,522,775
   American Physicians Capital,
     Inc.* .........................................      74,300      1,515,720
   Arch Capital Group Ltd.* ........................      19,900        843,959
   Aspen Insurance Holdings Ltd.* ..................      90,215      2,354,611
   CNA Surety Corp.* ...............................     187,086      2,063,559
   Hilb, Rogal & Hamilton Co. ......................     151,400      5,571,520
   Hub International Ltd. ..........................     195,400      3,224,100
   Infinity Property & Casualty
     Corp. .........................................     145,600      4,746,560
   IPC Holdings Ltd. ...............................     310,300     12,086,185
   Max Re Capital Ltd. .............................     161,500      3,669,280
   Navigators Group, Inc., (The)* ..................     128,270      3,713,416
   Odyssey Re Holdings Corp. .......................      56,620      1,508,923
   Penn-America Group, Inc. ........................      47,000        658,940
   Platinum Underwriters
     Holdings Ltd. .................................     141,460      4,613,011
   Quanta Capital Holdings Ltd.
     144A* .........................................     370,900      4,506,435
   RLI Corp. .......................................      30,850      1,234,000
   United National Group Ltd.,
     Class A* ......................................     112,740      2,040,594
                                                                   ------------
                                                                     55,873,588
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8  | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II (Unaudited) (continued)         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
INTERNET SERVICES--1.2%
   EarthLink, Inc.* ................................     650,300   $  5,937,239
   Stonepath Group, Inc.* ..........................      46,370        169,250
                                                                   ------------
                                                                      6,106,489
                                                                   ------------
IRON & STEEL--0.8%
   GrafTech International Ltd.* ....................     206,500      2,802,205
   Ryerson Tull, Inc. ..............................      94,100      1,276,937
                                                                   ------------
                                                                      4,079,142
                                                                   ------------
LEISURE & LODGING--1.6%
   Argosy Gaming Co.* ..............................      78,600      2,431,884
   Dover Downs Gaming &
     Entertainment, Inc. ...........................      50,475        553,206
   Interstate Hotels & Resorts,
     Inc.* .........................................     123,250        719,780
   Intrawest Corp. .................................     119,100      2,105,688
   La Quinta Corp.* ................................     202,865      1,568,146
   MTR Gaming Group, Inc.* .........................      73,860        731,214
                                                                   ------------
                                                                      8,109,918
                                                                   ------------
MACHINERY--3.3%
   Actuant Corp., Class A* .........................      41,000      1,636,310
   CIRCOR International, Inc. ......................      46,400      1,041,680
   Global Power Equipment
     Group, Inc.* ..................................     320,470      3,454,666
   Joy Global, Inc. ................................      89,700      2,474,823
   Manitowoc Co., Inc., (The) ......................      41,000      1,271,000
   Tecumseh Products Co.,
     Class A .......................................       5,660        254,870
   Terex Corp.* ....................................     191,200      6,697,736
                                                                   ------------
                                                                     16,831,085
                                                                   ------------
MANUFACTURING--1.0%
   Spartech Corp. ..................................     208,800      4,933,944
                                                                   ------------
METALS & MINING--0.3%
   Olin Corp. ......................................      95,900      1,741,544
                                                                   ------------
OIL & GAS EXPLORATION--0.5%
   Swift Energy Co.* ...............................     138,100      2,623,900
                                                                   ------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
OIL SERVICES--1.1%
   Cal Dive International, Inc.* ...................      87,700   $  2,126,725
   Grant Prideco, Inc.* ............................      58,400        885,928
   Offshore Logistics, Inc.* .......................      14,800        340,252
   Parker Drilling Co.* ............................     178,700        755,901
   Todco, Class A* .................................      47,500        707,750
   Trico Marine Services, Inc.* ....................     343,500        645,780
                                                                   ------------
                                                                      5,462,336
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--1.3%
   Anchor Glass Container
     Corp.* ........................................      52,700        838,984
   Constar International, Inc.* ....................      77,100        405,546
   Packaging Dynamics Corp.* .......................      52,860        632,734
   Schweitzer-Mauduit
     International, Inc. ...........................      56,800      1,894,280
   Silgan Holdings, Inc.* ..........................      69,300      3,086,622
                                                                   ------------
                                                                      6,858,166
                                                                   ------------
PUBLISHING & INFORMATION SERVICES--2.2%
   ADVO, Inc.* .....................................      53,648      1,733,367
   Bowne & Co., Inc. ...............................     111,700      1,809,540
   Catalina Marketing Corp.* .......................     170,000      2,969,900
   infoUSA, Inc.* ..................................     173,940      1,774,188
   Pulitzer, Inc. ..................................      21,900      1,130,040
   Reader's Digest Association,
     Inc., (The) ...................................     153,900      2,077,650
                                                                   ------------
                                                                     11,494,685
                                                                   ------------
RAILROAD & BULK SHIPPING--1.3%
   CP Ships Ltd. ...................................      53,200        969,836
   RailAmerica, Inc.* ..............................     328,200      3,767,736
   Stonepath Group, Inc. 144A* .....................     559,600      2,042,540
                                                                   ------------
                                                                      6,780,112
                                                                   ------------
REAL ESTATE--8.7%
   Affordable Residential
     Communities* ..................................     193,195      3,651,385
   American Financial Realty Trust
     (REIT) ........................................     103,525      1,889,331
   American Financial Realty Trust
     144A (REIT) ...................................     202,300      3,691,975
   Arbor Realty Trust 144A
     (REIT) ........................................      20,200      1,535,200


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     SEMI-ANNUAL REPORT 2004 | 9

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II (Unaudited) (continued)         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
REAL ESTATE--(CONTINUED)
   Ashford Hospitality Trust
     (REIT)* .......................................      55,725   $    551,678
   Bimini Mortgage Management
     144A (REIT)* ..................................     290,025      4,350,375
   Brandywine Realty Trust
     (REIT) ........................................      60,800      1,732,800
   Falcon Financial Investment
     Trust (REIT)* .................................     109,555      1,034,199
   Fieldstone Investment Corp.
     144A (REIT) ...................................     105,000      2,021,250
   Gladstone Commercial Corp.
     (REIT) ........................................     136,575      2,298,557
   Government  Properties Trust,
     Inc. (REIT)* ..................................     146,475      2,036,003
   Jones Lang LaSalle, Inc.* .......................      22,600        542,400
   LNR  Property  Corp. ............................      31,400      1,654,780
   Luminent Mortgage Capital, Inc.
     144A (REIT) ...................................     155,000      2,328,100
   Luminent Mortgage Capital, Inc.
     (REIT) ........................................      16,200        243,324
   MFA Mortgage Investments, Inc.
     (REIT) ........................................      85,525        889,460
   Redwood Trust, Inc. (REIT) ......................     122,100      7,417,575
   Trammell Crow Co.* ..............................     368,700      5,172,861
   Ventas, Inc. (REIT) .............................      55,800      1,475,910
                                                                   ------------
                                                                     44,517,163
                                                                   ------------
RECREATIONAL PRODUCTS - TOYS--0.5%
   Scientific Games Corp.,
     Class A* ......................................      88,700      1,499,917
   WMS Industries, Inc.* ...........................      41,200      1,094,684
                                                                   ------------
                                                                      2,594,601
                                                                   ------------
RETAIL - HARD GOODS--4.5%
   Barnes & Noble, Inc.* ...........................      36,000      1,256,400
   Friedman's, Inc., Class A .......................     614,300      4,459,818
   GameStop Corp., Class A* ........................      76,115      1,419,545
   Hollywood Entertainment
     Corp.* ........................................   1,060,155     11,926,744
   Lithia Motors, Inc., Class A ....................      87,800      2,421,524
   School Specialty, Inc.* .........................      50,800      1,727,200
                                                                   ------------
                                                                     23,211,231
                                                                   ------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
RETAIL - SOFT GOODS--1.2%
   Charming Shoppes, Inc.* .........................     373,100   $  2,443,805
   J. Jill Group, Inc.* ............................      81,900      1,264,536
   Payless ShoeSource, Inc.* .......................     195,765      2,613,463
                                                                   ------------
                                                                      6,321,804
                                                                   ------------
SAVINGS & LOANS--0.8%
   Brookline Bancorp, Inc. .........................      64,537      1,016,458
   Franklin Bank Corp.* ............................      29,400        559,188
   ITLA Capital Corp.* .............................      12,500        599,875
   Westcorp ........................................      50,200      2,148,560
                                                                   ------------
                                                                      4,324,081
                                                                   ------------
SERVICES - BUSINESS--9.9%
   Century Business Services,
     Inc.* .........................................     428,100      1,892,202
   Clark, Inc.* ....................................     174,480      2,939,988
   Consolidated Graphics, Inc.* ....................      37,500      1,397,250
   Cornell Companies, Inc.* ........................      95,580      1,173,722
   Geo Group, Inc., (The)* .........................      53,700      1,156,698
   Harland (John H.) Co. ...........................      74,730      2,254,604
   IKON Office Solutions, Inc. .....................     373,200      4,385,100
   Insurance Auto Auctions, Inc.* ..................      54,114        751,644
   Integrated Alarm Services
     Group, Inc.* ..................................     725,113      6,533,268
   Kforce, Inc.* ...................................     324,516      3,228,934
   Korn/Ferry International* .......................     339,290      4,210,589
   MPS Group, Inc.* ................................     453,100      4,417,725
   Navigant International, Inc.* ...................     323,100      5,634,864
   On Assignment, Inc.* ............................     219,700      1,250,093
   PRG-Schultz International, Inc.* ................     428,890      1,869,960
   ProQuest Co.* ...................................      23,650        710,919
   SOURCECORP, Inc.* ...............................      68,740      1,836,733
   Spherion Corp.* .................................     232,600      2,002,686
   World Fuel Services Corp. .......................      85,600      3,025,960
                                                                   ------------
                                                                     50,672,939
                                                                   ------------
SERVICES - CONSUMER--2.6%
   Ambassadors International, Inc. .................      25,000        320,000
   Coinstar, Inc.* .................................     362,300      6,546,761
   Service Corporation
     International* ................................     837,600      5,670,552
   Steiner Leisure Ltd.* ...........................      59,300      1,073,330
                                                                   ------------
                                                                     13,610,643
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10  | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II (Unaudited) (concluded)         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
SOAPS & TOILETRIES--1.0%
   Nu Skin Enterprises, Inc.,
     Class A .......................................     125,600   $  2,405,240
   Playtex Products, Inc.* .........................     428,850      2,710,332
                                                                   ------------
                                                                      5,115,572
                                                                   ------------
TELECOMMUNICATIONS--0.2%
   Lightbridge, Inc.* ..............................     176,200      1,286,260
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--0.2%
   Adaptec, Inc.* ..................................     103,600        945,868
                                                                   ------------
TOBACCO--0.9%
   DIMON, Inc. .....................................     187,600      1,303,820
   Standard Commercial Corp. .......................      80,700      1,527,651
   Universal Corp. .................................      36,700      1,850,414
                                                                   ------------
                                                                      4,681,885
                                                                   ------------
TRUCKING--0.3%
   Marten Transport Ltd.* ..........................      19,500        345,150
   Overnite Corp. ..................................      58,365      1,278,194
                                                                   ------------
                                                                      1,623,344
                                                                   ------------
UTILITIES - ELECTRIC--1.8%
   El Paso Electric Co.* ...........................      47,200        642,392
   Green Mountain Power Corp. ......................      15,600        409,812
   Sierra Pacific Resources* .......................   1,002,400      8,079,344
                                                                   ------------
                                                                      9,131,548
                                                                   ------------
     TOTAL COMMON STOCK
       (Cost $375,571,757) .........................                491,926,579
                                                                   ------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
MUTUAL FUNDS--0.2%
   Gladstone Capital Corp. .........................      42,000   $    905,562
                                                                   ------------
     TOTAL MUTUAL FUNDS
       (Cost $749,576) .............................                    905,562
                                                                   ------------
SHORT TERM INVESTMENTS--4.3%
   Galaxy Institutional Money
     Market Fund
     0.970% 03/01/04 ...............................  11,031,725     11,031,725
   Wilmington Money Market
     Fund
     0.607% 03/01/04 ...............................  11,031,725     11,031,725
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $22,063,450) ..........................                 22,063,450
                                                                   ------------
TOTAL INVESTMENTS--100.1%
   (Cost $398,384,783) .............................                514,895,591
                                                                   ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.1)% ............................                   (589,437)
                                                                   ------------
NET ASSETS--100.0% .................................               $514,306,154
                                                                   ============

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
144A -- Security was purchased  pursuant to Rule 144A under Securities  Act  of
     1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2004, these securities amounted to 4.79% of net assets.
REIT -- Real Estate Investment Trust.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 11

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (Unaudited)                      PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
LONG POSITIONS--112.8%
COMMON STOCK--94.8%
AEROSPACE & DEFENSE--1.3%
   DRS Technologies, Inc.+* ........................      26,200   $    790,192
   InVision Technologies, Inc.+* ...................       4,505        157,945
                                                                   ------------
                                                                        948,137
                                                                   ------------
AIRLINES--0.6%
   ABX Air, Inc.+* .................................      56,145        412,666
                                                                   ------------
APPAREL--0.6%
   Skechers U.S.A., Inc., Class A+* ................      35,165        443,431
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--1.0%
   Hayes Lemmerz International,
     Inc.+* ........................................      28,300        447,140
   LKQ Corp.+* .....................................      13,200        248,160
                                                                   ------------
                                                                        695,300
                                                                   ------------
BANKS - REGIONAL--0.6%
   Banc Corp., (The) ...............................      21,455        168,207
   Capital Bank Corp. ..............................       6,159        108,399
   Riggs National Corp.+ ...........................      10,900        185,082
                                                                   ------------
                                                                        461,688
                                                                   ------------
BUILDING MATERIALS--0.7%
   Griffon Corp.+* .................................      22,655        509,284
                                                                   ------------
CHEMICALS - SPECIALTY--0.6%
   OM Group, Inc.* .................................      15,500        476,160
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--6.5%
   BISYS Group, Inc., (The)+* ......................      35,200        621,280
   Computer Horizons Corp.* ........................     234,360      1,000,717
   CSG Systems International, Inc.+* ...............      59,100        827,400
   Pegasus Solutions, Inc.+* .......................      63,485        768,168
   Pinnacle Systems, Inc.+* ........................     147,057      1,108,810
   TechTeam Global, Inc.+* .........................      49,000        390,040
                                                                   ------------
                                                                      4,716,415
                                                                   ------------
COMPUTER SOFTWARE--4.3%
   i2 Technologies, Inc.* ..........................     319,765        425,287
   Onyx Software Corp.* ............................      84,000        307,440
   Peregrine Systems, Inc.+* .......................      35,800        841,300
   Pervasive Software, Inc.+* ......................      46,500        312,015


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
COMPUTER SOFTWARE--(CONTINUED)
   Transaction Systems Architects,
     Inc., Class A+* ...............................      34,500   $    620,655
   Witness Systems, Inc.+* .........................      53,765        653,245
                                                                   ------------
                                                                      3,159,942
                                                                   ------------
CONSUMER SPECIALTIES--0.5%
   Boyds Collection Ltd., (The)+* ..................      90,420        332,746
                                                                   ------------
ELECTRONICS--4.6%
   ActivCard Corp.+* ...............................      74,155        499,063
   Cirrus Logic, Inc.+* ............................      28,300        208,288
   CompuCom Systems, Inc.+* ........................     117,500        645,075
   Hypercom Corp.+* ................................     137,290        944,555
   Planar Systems, Inc.+* ..........................      39,965        632,247
   White Electronic Designs Corp.+* ................      52,475        417,701
                                                                   ------------
                                                                      3,346,929
                                                                   ------------
ENGINEERING & CONSTRUCTION--0.3%
   Washington Group International,
     Inc.+* ........................................       5,000        192,500
                                                                   ------------
ENVIRONMENTAL CONTROL--1.1%
   Republic Services, Inc.+ ........................      31,900        837,056
                                                                   ------------
FINANCIAL SERVICES--0.3%
   BKF Capital Group, Inc.* ........................       9,400        237,350
                                                                   ------------
FOODS--0.5%
   Darling International, Inc.* ....................      92,825        248,771
   Embrex, Inc.+* ..................................       9,127        100,397
                                                                   ------------
                                                                        349,168
                                                                   ------------
HEALTH CARE - BIOTECH--1.3%
   Applera Corp. - Celera Genomics
     Group+* .......................................      23,255        337,198
   Gene Logic, Inc.+* ..............................      40,185        229,456
   SFBC International, Inc.+* ......................      11,915        356,735
                                                                   ------------
                                                                        923,389
                                                                   ------------
HEALTH CARE - DRUGS--2.1%
   Pfizer, Inc.+ ...................................      22,600        828,290
   Watson Pharmaceuticals, Inc.+* ..................      15,700        720,944
                                                                   ------------
                                                                      1,549,234
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (Unaudited) (continued)          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
HEALTH CARE - SERVICES--9.3%
   Apria Healthcare Group, Inc.+* ..................      15,700   $    490,782
   Curative* .......................................      37,100        448,539
   Express Scripts, Inc.+* .........................      10,700        778,532
   Hanger Orthopedic Group, Inc.+* .................      40,200        651,240
   IMPAC Medical Systems, Inc.+* ...................      29,160        726,376
   Laboratory Corporation of
     America Holdings+* ............................      18,900        740,691
   Medical Staffing Network
     Holdings, Inc.+* ..............................      58,400        532,608
   MedQuist, Inc.+* ................................      23,966        404,546
   Odyssey Healthcare, Inc.* .......................       6,600        143,220
   Orthodontic Centers of America,
     Inc.+* ........................................      57,600        431,424
   Renal Care Group, Inc.+* ........................      15,500        723,230
   US Oncology, Inc.+* .............................      55,300        688,485
                                                                   ------------
                                                                      6,759,673
                                                                   ------------
HEALTH CARE - SUPPLIES--4.8%
   Analogic Corp.+ .................................       9,029        376,419
   Baxter International, Inc.+ .....................      30,300        882,336
   Cytyc Corp.+* ...................................      50,300        828,944
   D&K Healthcare Resources, Inc.+ .................      41,100        402,780
   HealthTronics Surgical Services,
     Inc.+* ........................................      71,030        457,433
   Osteotech, Inc.* ................................      78,960        525,084
                                                                   ------------
                                                                      3,472,996
                                                                   ------------
INSURANCE - LIFE--1.2%
   MONY Group, Inc., (The)+ ........................      27,900        878,850
                                                                   ------------
INSURANCE - OTHER--1.5%
   Assurant, Inc.+* ................................      29,065        748,133
   Bristol West Holdings, Inc.+* ...................      16,035        348,280
                                                                   ------------
                                                                      1,096,413
                                                                   ------------
INTERNET SERVICES--5.9%
   Imergent, Inc.+* ................................      29,625        333,281
   IONA Technologies PLC - ADR+* ...................      27,945        198,969
   ITXC Corp.+* ....................................     130,100        473,564
   Keynote Systems, Inc.+* .........................      25,600        330,752
   Plumtree Software, Inc.+* .......................     112,910        520,515
   Register.com, Inc.+* ............................     133,220        707,398
   Webzen, Inc. - ADR+* ............................     171,320      1,756,030
                                                                   ------------
                                                                      4,320,509
                                                                   ------------


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
LEISURE & LODGING--4.2%
   Dover Downs Gaming &
     Entertainment, Inc.+ ..........................       7,500   $     82,200
   Interstate Hotels & Resorts,
     Inc.+* ........................................      69,945        408,479
   Intrawest Corp.+ ................................      11,600        205,088
   MTR Gaming Group, Inc.+* ........................      79,770        789,723
   Penn National Gaming, Inc.* .....................      31,400        824,564
   Pinnacle Entertainment, Inc.+* ..................      48,780        713,651
                                                                   ------------
                                                                      3,023,705
                                                                   ------------
MACHINERY--3.0%
   Federal Signal Corp.+ ...........................      26,820        505,557
   Global Power Equipment Group,
     Inc.+* ........................................      92,415        996,234
   Milacron, Inc. ..................................     232,700        658,541
                                                                   ------------
                                                                      2,160,332
                                                                   ------------
MANUFACTURING--0.5%
   Buckeye Technologies, Inc.+* ....................      37,200        350,052
                                                                   ------------
METALS & MINING--1.8%
   CONSOL Energy, Inc.+ ............................      50,635      1,277,521
                                                                   ------------
OIL & GAS EXPLORATION--5.2%
   ATP Oil & Gas Corp.* ............................      67,885        365,221
   Canadian Superior Energy, Inc.* .................     186,720        636,715
   Clayton Williams Energy, Inc.+* .................       5,040        166,320
   EnCana Corp.+ ...................................      16,500        716,925
   PetroQuest Energy, Inc.* ........................     100,500        355,770
   Pogo Producing Co.+ .............................       6,900        313,053
   Range Resources Corp.+ ..........................      28,400        315,240
   Remington Oil & Gas Corp.+* .....................      31,000        618,450
   Resource America, Inc., Class A+ ................      18,735        310,252
                                                                   ------------
                                                                      3,797,946
                                                                   ------------
OIL SERVICES--1.9%
   Todco, Class A+* ................................      18,525        276,022
   Trico Marine Services, Inc.* ....................     155,355        292,067
   Veritas DGC, Inc.+* .............................      26,760        424,949
   W-H Energy Services, Inc.+* .....................      22,275        370,879
                                                                   ------------
                                                                      1,363,917
                                                                   ------------
PRECIOUS METALS--0.5%
   Stillwater Mining Co.+* .........................      31,925        387,569
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 13

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (Unaudited) (continued)          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
PUBLISHING--0.7%
   Catalina Marketing Corp.+* ......................      30,200   $    527,594
                                                                   ------------
REAL ESTATE--1.8%
   American Financial Realty Trust
     (REIT) 144A ...................................      51,500        939,875
   Texas Pacific Land Trust+ .......................       6,300        362,880
                                                                   ------------
                                                                      1,302,755
                                                                   ------------
RESTAURANTS--0.4%
   Landry's Restaurants, Inc.+ .....................       5,605        167,309
   Total Entertainment Restaurant
     Corp.* ........................................       6,540         91,626
                                                                   ------------
                                                                        258,935
                                                                   ------------
RETAIL - FOOD & DRUG--1.3%
   PetMed Express, Inc.+* ..........................      18,220        195,683
   Winn-Dixie Stores, Inc.+ ........................     119,500        731,340
                                                                   ------------
                                                                        927,023
                                                                   ------------
RETAIL - HARD GOODS--3.7%
   Blockbuster, Inc., Class A+ .....................      20,000        343,600
   Friedman's, Inc., Class A+ ......................      68,075        494,224
   GameStop Corp., Class A+* .......................      40,000        746,000
   Hollywood Entertainment Corp.* ..................      30,800        346,500
   Toys "R" Us, Inc.+* .............................      49,000        769,300
                                                                   ------------
                                                                      2,699,624
                                                                   ------------
RETAIL - SOFT GOODS--0.6%
   Circle Group Holdings, Inc.* ....................      10,100         54,136
   Wet Seal, Inc., (The), Class A+* ................      48,100        400,192
                                                                   ------------
                                                                        454,328
                                                                   ------------
SAVINGS & LOANS--2.0%
   CFS Bancorp, Inc.+ ..............................      11,400        170,658
   Citizens First Bancorp, Inc.+ ...................       7,505        180,870
   Franklin Bank Corp.+* ...........................      36,400        692,328
   HF Financial Corp. ..............................       6,025        105,437
   Home Federal Bancorp ............................       6,221        169,087
   LSB Corp. .......................................       9,855        175,518
                                                                   ------------
                                                                      1,493,898
                                                                   ------------


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
SERVICES - BUSINESS--12.0%
   4Kids Entertainment, Inc.+* .....................      61,440   $  1,644,749
   Answerthink, Inc.+* .............................      48,385        369,178
   Century Business Services, Inc.* ................     116,900        516,698
   Corrections Corporation of
     America+* .....................................      42,100      1,413,297
   EDGAR Online, Inc.* .............................      89,565        132,556
   EPIQ Systems, Inc.+* ............................      37,100        654,073
   FTI Consulting, Inc.+* ..........................      57,900        950,718
   Integrated Alarm Services Group,
     Inc.+* ........................................     104,900        945,149
   Kforce, Inc.+* ..................................      49,055        488,097
   On Assignment, Inc.+* ...........................      39,025        222,052
   PRG-Schultz International, Inc.* ................     198,755        866,572
   Watson Wyatt & Co. Holdings+* ...................      21,200        502,440
                                                                   ------------
                                                                      8,705,579
                                                                   ------------
SERVICES - CONSUMER--1.2%
   Coinstar, Inc.+* ................................      49,000        885,430
                                                                   ------------
TELECOMMUNICATIONS--2.1%
   Boston Communications Group,
     Inc.* .........................................      25,380        273,089
   Knology, Inc.+* .................................      76,700        639,678
   MCI, Inc.+* .....................................      26,900        591,800
                                                                   ------------
                                                                      1,504,567
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--1.3%
   Centillium Communications,
     Inc.+* ........................................     188,500        925,535
                                                                   ------------
TRUCKING--1.0%
   Laidlaw International, Inc.+* ...................      51,725        750,013
                                                                   ------------
     TOTAL COMMON STOCK
       (Cost $61,236,971) ..........................                 68,916,159
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14  | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (Unaudited) (continued)          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          Par
                                                         (000)         Value
                                                       ---------   ------------
CONVERTIBLE BONDS--0.1%
   Interpool, Inc.
     9.25% 12/27/22 ................................         $75   $     75,000
                                                                   ------------
     TOTAL CONVERTIBLE BONDS
       (Cost $75,000) ..............................                     75,000

                                                                   ------------


                                                         Number
                                                       of Shares
                                                       ---------
SHORT-TERM INVESTMENTS--17.9%
   Galaxy Institutional Money
     Market Fund
     0.970% 03/01/04 ...............................   6,498,714      6,498,714
   Wilmington Money Market Fund
     0.607% 03/01/04 ...............................   6,498,714      6,498,714
                                                                   ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $12,997,428) ..........................                 12,997,428
                                                                   ------------
TOTAL LONG POSITIONS--112.8%
   (Cost $74,309,399) ..............................                 81,988,587
                                                                   ------------
SECURITIES SOLD SHORT--(79.2%)
AEROSPACE & DEFENSE--(3.7%)
   AAR Corp.* ......................................     (22,785)      (294,382)
   Applied Signal Technology, Inc. .................      (9,100)      (242,242)
   BE Aerospace, Inc.* .............................     (25,500)      (166,770)
   Ducommun, Inc.* .................................     (12,760)      (286,462)
   Empresa Brasileira de Aeronautica
     S.A. (Embraer) - ADR ..........................      (8,300)      (250,577)
   Esterline Technologies Corp.* ...................      (9,400)      (261,320)
   Goodrich Corp. ..................................     (13,500)      (398,115)
   Hexcel Corp.* ...................................     (23,630)      (178,407)
   KVH Industries, Inc.* ...........................     (28,560)      (463,814)
   Triumph Group, Inc.* ............................      (3,800)      (127,110)
                                                                   ------------
                                                                     (2,669,199)
                                                                   ------------
AIRLINES--(0.6%)
   Continental Airlines, Inc.,
     Class B* ......................................     (28,600)      (418,990)
   UAL Corp.* ......................................      (1,200)        (3,408)
                                                                   ------------
                                                                       (422,398)
                                                                   ------------


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
APPAREL--(0.9%)
   Cherokee, Inc. ..................................      (6,900)  $   (145,659)
   Phillips-Van Heusen Corp. .......................     (25,250)      (482,780)
                                                                   ------------
                                                                       (628,439)
                                                                   ------------
AUTOMOTIVE & TRUCKS--(1.4%)
   DaimlerChrysler AG ..............................     (11,700)      (525,681)
   Harley-Davidson, Inc. ...........................      (9,500)      (504,640)
                                                                   ------------
                                                                     (1,030,321)
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--(1.6%)
   Apogee Enterprises, Inc. ........................     (13,000)      (163,930)
   Collins & Aikman Corp.* .........................     (43,100)      (228,861)
   Dura Automotive Systems, Inc.* ..................     (21,700)      (277,760)
   Goodyear Tire & Rubber Co.,
     (The)* ........................................     (16,700)      (140,614)
   Noble International Ltd. ........................      (9,300)      (213,621)
   Sports Resorts International,
     Inc.* .........................................     (34,600)      (162,274)
                                                                   ------------
                                                                     (1,187,060)
                                                                   ------------
BANKS - REGIONAL--(0.4%)
   First Tennessee National Corp. ..................      (6,900)      (319,056)
                                                                   ------------
BEVERAGES--(0.2%)
   Boston Beer Co., Inc., (The)* ...................      (9,435)      (167,471)
                                                                   ------------
BROADCASTING--(0.8%)
   Cox Radio, Inc., Class A* .......................      (6,200)      (136,090)
   Cumulus Media, Inc., Class A* ...................      (7,200)      (143,280)
   Entravision Communications
     Corp., Class A* ...............................     (13,600)      (130,560)
   Saga Communications, Inc.,
     Class A* ......................................      (8,000)      (148,800)
                                                                   ------------
                                                                       (558,730)
                                                                   ------------
BUILDING & CONSTRUCTION--(2.3%)
   Coachmen Industries, Inc. .......................      (8,200)      (135,382)
   Fleetwood Enterprises, Inc.* ....................     (12,400)      (163,060)
   Hovnanian Enterprises, Inc.,
     Class A* ......................................      (4,200)      (338,898)
   Meritage Corp.* .................................      (4,700)      (348,176)
   Pulte Homes, Inc. ...............................      (7,100)      (374,596)
   Toll Brothers, Inc.* ............................      (7,900)      (346,810)
                                                                   ------------
                                                                     (1,706,922)
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 15

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (Unaudited) (continued)          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
BUILDING MATERIALS--(0.7%)
   RTI International Metals, Inc.* .................      (9,600)  $   (163,008)
   Trex Co., Inc.* .................................     (10,700)      (375,891)
                                                                   ------------
                                                                       (538,899)
                                                                   ------------
CHEMICALS - SPECIALTY--(0.6%)
   Albemarle Corp. .................................      (4,900)      (138,425)
   NOVA Chemicals Corp. ............................     (11,600)      (318,420)
                                                                   ------------
                                                                       (456,845)
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--(2.3%)
   Acxiom Corp. ....................................      (7,900)      (153,892)
   Carreker Corp.* .................................     (18,300)      (242,475)
   ConSyGen, Inc.* .................................        (200)             0
   Dot Hill Systems Corp.* .........................     (17,500)      (245,525)
   Level 3 Communications, Inc.* ...................    (108,400)      (466,120)
   ManTech International Corp.,
     Class A* ......................................     (10,000)      (208,800)
   Total Systems Services, Inc. ....................     (13,100)      (278,113)
   Xybernaut Corp.* ................................     (35,000)       (58,800)
                                                                   ------------
                                                                     (1,653,725)
                                                                   ------------
COMPUTER SOFTWARE--(1.8%)
   Altiris, Inc.* ..................................     (14,600)      (397,850)
   Magma Design Automation, Inc.* ..................     (17,600)      (419,232)
   Mercury Interactive Corp.* ......................      (6,300)      (305,802)
   Red Hat, Inc.* ..................................     (10,200)      (184,416)
                                                                   ------------
                                                                     (1,307,300)
                                                                   ------------
CONSUMER PRODUCTS--(0.2%)
   Libbey, Inc. ....................................      (5,300)      (150,414)
                                                                   ------------
CONSUMER SPECIALTIES--(0.2%)
   DHB Industries, Inc.* ...........................     (20,500)      (115,825)
                                                                   ------------
ELECTRONICS--(8.1%)
   Cable Design Techologies Corp.* .................     (13,600)      (132,600)
   CEVA, Inc.* .....................................     (12,700)      (129,286)
   EMS Technologies, Inc.* .........................     (13,170)      (313,183)
   Environmental Tectonics Corp.* ..................     (19,600)      (173,264)
   FEI Co.* ........................................     (13,200)      (300,300)
   Identix, Inc.* ..................................     (29,100)      (151,611)
   Interpharm Holdings, Inc.* ......................      (4,470)       (22,842)
   Intersil Corp., Class A .........................     (17,000)      (401,030)


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
ELECTRONICS--(CONTINUED)
   KEMET Corp.* ....................................     (30,900)  $   (454,848)
   Kronos, Inc.* ...................................      (4,300)      (144,695)
   Lexar Media, Inc.* ..............................     (18,200)      (251,160)
   MagneTek, Inc.* .................................     (23,000)      (149,500)
   Mechanical Technology, Inc.* ....................     (38,600)      (229,670)
   Merix Corp.* ....................................     (25,300)      (622,380)
   Micrel, Inc.* ...................................     (27,100)      (407,042)
   National Instruments Corp. ......................      (5,700)      (196,992)
   Newport Corp.* ..................................      (6,900)      (120,957)
   OSI Systems, Inc.* ..............................      (7,200)      (140,400)
   Power-One, Inc.* ................................     (26,500)      (324,890)
   Radiant Systems, Inc.* ..........................     (18,600)      (132,990)
   Semtech Corp.* ..................................     (20,800)      (501,696)
   SureBeam Corp., Class A* ........................    (111,800)        (1,453)
   Veeco Instruments, Inc.* ........................     (14,100)      (411,297)
   Vicor Corp.* ....................................     (11,900)      (150,535)
                                                                   ------------
                                                                     (5,864,621)
                                                                   ------------
ENGINEERING & CONSTRUCTION--(0.9%)
   Insituform Technologies, Inc.,
     Class A* ......................................     (25,700)      (404,775)
   Shaw Group, Inc., (The)* ........................     (22,100)      (266,084)
                                                                   ------------
                                                                       (670,859)
                                                                   ------------
ENVIRONMENTAL CONTROL--(1.7%)
   Clean Harbors, Inc.* ............................     (31,645)      (257,590)
   Ionics, Inc.* ...................................      (8,800)      (244,640)
   Waste Connections, Inc.* ........................     (20,200)      (761,136)
                                                                   ------------
                                                                     (1,263,366)
                                                                   ------------
FINANCIAL SERVICES--(2.2%)
   Allied Capital Corp. ............................     (10,700)      (328,811)
   Chicago Mercantile Exchange,
     (The) .........................................      (5,200)      (484,900)
   Harris & Harris Group, Inc. .....................     (15,200)      (250,648)
   NextCard, Inc.* .................................    (128,500)          (899)
   W.P. Stewart & Co. Ltd. .........................     (27,700)      (546,798)
                                                                   ------------
                                                                     (1,612,056)
                                                                   ------------
FOODS--(1.6%)
   ConAgra Foods, Inc. .............................     (17,000)      (462,230)
   Lifeway Foods, Inc.* ............................      (3,600)       (89,820)
   Peet's Coffee & Tea, Inc.* ......................      (7,000)      (143,360)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (Unaudited) (continued)          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
FOODS--(CONTINUED)
   Tootsie Roll Industries, Inc. ...................      (8,137)  $   (303,103)
   Wimm-Bill-Dann Foods OJSC -
     ADR* ..........................................     (10,500)      (196,665)
                                                                   ------------
                                                                     (1,195,178)
                                                                   ------------

HEALTH CARE - BIOTECH--(5.5%)
   Abgenix, Inc.* ..................................      (9,700)      (142,978)
   Amylin Pharmaceuticals, Inc.* ...................     (15,800)      (362,136)
   Gilead Sciences, Inc.* ..........................      (5,300)      (287,313)
   ICOS Corp.* .....................................      (7,500)      (287,100)
   IDEXX Laboratories, Inc.* .......................      (5,700)      (291,099)
   Indevus Pharmaceuticals, Inc.* ..................     (20,900)      (125,191)
   Isis Pharmaceuticals, Inc.* .....................     (20,000)      (159,000)
   Medicines Co., (The)* ...........................      (4,700)      (127,652)
   Myriad Genetics, Inc.* ..........................      (9,500)      (155,800)
   NaPro BioTherapeutics, Inc.* ....................     (96,900)      (266,475)
   NeoPharm, Inc.* .................................     (16,400)      (344,728)
   Neurocrine Biosciences, Inc.* ...................      (5,000)      (278,000)
   NPS Pharmaceuticals, Inc.* ......................      (4,300)      (128,871)
   OSI Pharmaceuticals, Inc.* ......................      (4,600)      (150,650)
   Q-Med, Inc.* ....................................     (13,400)      (130,248)
   Regeneron Pharmaceuticals, Inc.* ................      (9,200)      (130,824)
   SuperGen, Inc.* .................................     (28,385)      (221,403)
   Vertex Pharmaceuticals, Inc.* ...................     (14,800)      (166,944)
   Vicuron Pharmaceuticals, Inc.* ..................     (10,700)      (251,236)
                                                                   ------------
                                                                     (4,007,648)
                                                                   ------------
HEALTH CARE - DRUGS--(1.2%)
   Columbia Laboratories, Inc.* ....................     (22,900)      (135,339)
   Connectics Corp.* ...............................     (17,000)      (374,510)
   Inspire Pharmaceuticals, Inc.* ..................     (10,900)      (149,439)
   Zila, Inc.* .....................................     (43,520)      (189,312)
                                                                   ------------
                                                                       (848,600)
                                                                   ------------
HEALTH CARE - SERVICES--(1.8%)
   Alderwoods Group, Inc.* .........................     (32,900)      (305,312)
   America Service Group, Inc.* ....................      (9,480)      (305,351)
   MedCath Corp.* ..................................     (12,100)      (179,818)
   Merge Technologies, Inc.* .......................      (7,800)      (111,774)
   Oxford Health Plans, Inc.* ......................      (5,200)      (249,392)
   TriZetto Group, Inc., (The)* ....................     (23,400)      (162,396)
                                                                   ------------
                                                                     (1,314,043)
                                                                   ------------


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
HEALTH CARE - SUPPLIES--(4.7%)
   Align Technology, Inc.* .........................      (7,000)  $   (138,110)
   Bio-Rad Laboratories, Inc.,
     Class A* ......................................     (11,900)      (619,990)
   BriteSmile, Inc.* ...............................     (22,210)      (281,179)
   Conceptus, Inc.* ................................     (15,200)      (141,056)
   CTI Molecular Imaging, Inc.* ....................     (18,900)      (321,300)
   Diagnostic Products Corp. .......................      (9,000)      (434,160)
   Digene Corp.* ...................................      (6,800)      (258,400)
   DJ Orthopedics, Inc.* ...........................     (14,700)      (323,400)
   Flamel Technologies S.A. - ADR* .................      (6,600)      (161,634)
   Immucor, Inc.* ..................................     (15,820)      (319,248)
   Penwest Pharmaceuticals Co.* ....................      (8,000)      (133,520)
   STAAR Surgical Co.* .............................     (34,880)      (271,366)
                                                                   ------------
                                                                     (3,403,363)
                                                                   ------------
INSURANCE - OTHER--(0.8%)
   21st Century Insurance Group ....................     (10,400)      (152,048)
   Harleysville Group, Inc. ........................      (7,200)      (140,832)
   Progressive Corp., (The) ........................      (3,700)      (305,842)
                                                                   ------------
                                                                       (598,722)
                                                                   ------------
INTERNET SERVICES--(2.0%)
   Digital Insight Corp.* ..........................     (13,100)      (283,746)
   eCollege.com* ...................................     (21,200)      (425,060)
   Interliant, Inc.* ...............................        (600)            (1)
   Lionbridge Technologies, Inc.* ..................     (21,100)      (174,497)
   Stellent, Inc.* .................................     (18,000)      (159,300)
   webMethods, Inc.* ...............................     (13,500)      (143,100)
   Zix Corp.* ......................................     (24,960)      (299,520)
                                                                   ------------
                                                                     (1,485,224)
                                                                   ------------
LEISURE & LODGING--(1.3%)
   Extended Stay America, Inc.* ....................     (20,200)      (313,908)
   Polaris Industries, Inc. ........................      (5,300)      (448,857)
   Starwood Hotels & Resorts
     Worldwide, Inc. ...............................      (4,700)      (183,347)
                                                                   ------------
                                                                       (946,112)
                                                                   ------------
MACHINERY--(2.2%)
   EnPro Industries, Inc.* .........................     (10,000)      (196,000)
   Flowserve Corp.* ................................      (6,900)      (149,937)
   Lincoln Electric Holdings, Inc. .................     (18,230)      (475,985)
   PACCAR, Inc. ....................................      (4,650)      (257,657)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 17

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (Unaudited) (continued)          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
MACHINERY--(CONTINUED)
   Robbins & Myers, Inc. ...........................      (7,800)  $   (158,340)
   Trinity Industries, Inc. ........................      (4,400)      (128,040)
   Wabash National Corp.* ..........................      (9,100)      (258,895)
                                                                   ------------
                                                                     (1,624,854)
                                                                   ------------
MANUFACTURING--(0.4%)
   Lydall, Inc.* ...................................     (14,100)      (143,115)
   Walter Industries, Inc. .........................     (11,500)      (130,985)
                                                                   ------------
                                                                       (274,100)
                                                                   ------------
MEDIA & ENTERTAINMENT--(1.1%)
   New Frontier Media, Inc.* .......................     (34,800)      (295,452)
   TiVo, Inc.* .....................................     (46,000)      (491,740)
                                                                   ------------
                                                                       (787,192)
                                                                   ------------
OIL SERVICES--(0.7%)
   Helmerich & Payne, Inc. .........................      (5,400)      (160,488)
   Noble Corp.* ....................................      (4,000)      (162,400)
   SEACOR SMIT, Inc.* ..............................      (3,600)      (158,580)
                                                                   ------------
                                                                       (481,468)
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--(1.7%)
   Caraustar Industries, Inc.* .....................     (29,800)      (357,004)
   Glatfelter ......................................     (11,900)      (138,635)
   International Paper Co. .........................      (3,400)      (150,484)
   Mobile Mini, Inc.* ..............................     (13,900)      (258,262)
   Myers Industries, Inc. ..........................     (11,900)      (146,251)
   Pope & Talbot, Inc. .............................      (8,700)      (149,640)
                                                                   ------------
                                                                     (1,200,276)
                                                                   ------------
PUBLISHING--(0.8%)
   Dow Jones & Co., Inc. ...........................      (8,500)      (413,950)
   Scripps (E.W.) Co., (The), Class A ..............      (1,600)      (155,776)
                                                                   ------------
                                                                       (569,726)
                                                                   ------------

RAILROAD & BULK SHIPPING--(0.2%)
   Kansas City Southern* ...........................     (10,200)      (143,310)
                                                                   ------------
REAL ESTATE--(0.4%)
   Shurgard Storage Centers, Inc.,
     Class A (REIT) ................................      (8,100)      (301,725)
                                                                   ------------


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
RECREATIONAL PRODUCTS - TOYS--(1.6%)
   Electronic Arts, Inc.* ..........................     (10,100)  $   (476,316)
   K2, Inc.* .......................................     (17,600)      (304,832)
   Marvel Enterprises, Inc.* .......................     (10,100)      (345,925)
                                                                   ------------
                                                                     (1,127,073)
                                                                   ------------
RESTAURANTS--(2.2%)
   California Pizza Kitchen, Inc.* .................      (8,300)      (152,305)
   Cheesecake Factory, Inc., (The)* ................      (3,500)      (165,305)
   Chicago Pizza & Brewery, Inc.* ..................     (13,800)      (201,204)
   CKE Restaurants, Inc.* ..........................     (38,700)      (334,755)
   Panera Bread Co., Class A* ......................     (14,500)      (562,020)
   Ryan's Family Steak Houses, Inc.* ...............      (8,800)      (153,120)
                                                                   ------------
                                                                     (1,568,709)
                                                                   ------------
RETAIL - FOOD & DRUG--(1.6%)
   Pathmark Stores, Inc.* ..........................     (21,900)      (180,675)
   Safeway, Inc.* ..................................     (18,900)      (432,243)
   United Natural Foods, Inc.* .....................      (3,790)      (174,908)
   Whole Foods Market, Inc. ........................      (3,400)      (262,990)
   Wild Oats Markets, Inc.* ........................     (11,400)      (144,780)
                                                                   ------------
                                                                     (1,195,596)
                                                                   ------------
RETAIL - HARD GOODS--(1.1%)
   A.C. Moore Arts & Crafts, Inc.* .................      (6,800)      (154,700)
   AutoNation, Inc.* ...............................     (18,100)      (301,908)
   CarMax, Inc.* ...................................      (4,600)      (156,400)
   Pep Boys - Manny, Moe & Jack,
     (The) .........................................      (7,500)      (176,925)
                                                                   ------------
                                                                       (789,933)
                                                                   ------------
RETAIL - SOFT GOODS--(2.3%)
   99 Cents Only Stores* ...........................      (5,500)      (142,175)
   Alloy, Inc.* ....................................     (27,300)      (146,328)
   Big Lots, Inc.* .................................     (20,000)      (288,000)
   Charlotte Russe Holding, Inc.* ..................     (11,600)      (176,088)
   Netflix, Inc.* ..................................     (16,900)      (581,360)
   Retail Ventures, Inc.* ..........................     (27,300)      (163,254)
   ValueVision Media, Inc., Class A* ...............      (8,800)      (146,960)
                                                                   ------------
                                                                     (1,644,165)
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (Unaudited) (concluded)          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
SAVINGS & LOANS--(0.4%)
   Capitol Federal Financial .......................      (4,000)  $   (147,600)
   First Indiana Corp. .............................      (7,800)      (169,182)
                                                                   ------------
                                                                       (316,782)
                                                                   ------------
SERVICES - BUSINESS--(3.9%)
   Administaff, Inc.* ..............................     (16,100)      (242,305)
   CDI Corp. .......................................      (8,155)      (234,864)
   Deluxe Corp. ....................................      (8,800)      (346,544)
   Iron Mountain, Inc.* ............................      (3,600)      (161,460)
   Learning Tree International, Inc.* ..............      (8,000)      (136,320)
   MAXIMUS, Inc.* ..................................      (7,460)      (260,354)
   PLATO Learning, Inc.* ...........................     (12,000)      (157,800)
   Robert Half International, Inc.* ................     (13,200)      (296,604)
   SM&A* ...........................................     (20,070)      (208,929)
   Stamps.com, Inc.* ...............................     (21,800)      (123,824)
   Steelcase, Inc., Class A ........................     (11,100)      (156,510)
   United Stationers, Inc.* ........................      (8,900)      (353,419)
   Wireless Facilities, Inc.* ......................     (11,300)      (147,691)
                                                                   ------------
                                                                     (2,826,624)
                                                                   ------------
SERVICES - CONSUMER--(3.5%)
   Bankrate, Inc.* .................................     (46,030)      (734,132)
   DeVry, Inc.* ....................................     (20,000)      (594,400)
   Greg Manning Auctions, Inc.* ....................     (15,870)      (183,140)
   Rollins, Inc. ...................................     (12,400)      (288,052)
   Strayer Education, Inc. .........................      (6,900)      (749,754)
                                                                   ------------
                                                                     (2,549,478)
                                                                   ------------
SOAPS & TOILETRIES--(0.6%)
   Inter Parfums, Inc. .............................     (15,795)      (442,260)
                                                                   ------------
TELECOMMUNICATIONS--(0.4%)
   Choice One Communications,
     Inc.* .........................................     (41,800)       (35,530)
   CTC Communications Group,
     Inc.*[] .......................................    (184,600)           (18)
   SBA Communications Corp.* .......................     (29,400)      (129,948)
   SureWest Communications .........................      (3,800)      (123,842)
   WorldCom, Inc. - WorldCom
     Group* ........................................    (147,900)        (3,417)
                                                                   ------------
                                                                       (292,755)
                                                                   ------------


                                                         Number
                                                       of Shares       Value
                                                       ---------   ------------
TELECOMMUNICATIONS EQUIPMENT--(2.5%)
   CIENA Corp.* ....................................     (18,700)  $   (107,151)
   Extreme Networks, Inc.* .........................     (17,700)      (142,485)
   Inter-Tel, Inc. .................................     (20,590)      (622,848)
   Symmetricom, Inc.* ..............................     (14,100)      (129,438)
   Trimble Navigation Ltd.* ........................      (8,595)      (284,838)
   UTStarcom, Inc.* ................................     (15,700)      (520,157)
                                                                   ------------
                                                                     (1,806,917)
                                                                   ------------
UTILITIES - ELECTRIC--(1.5%)
   Cleco Corp. .....................................      (8,000)      (151,760)
   Northeast Utilities .............................     (15,400)      (296,296)
   Reliant Resources, Inc.* ........................     (62,400)      (474,240)
   TECO Energy, Inc. ...............................     (10,400)      (156,728)
                                                                   ------------
                                                                     (1,079,024)
                                                                   ------------
UTILITIES - GAS & WATER--(0.6%)
   Dynegy, Inc., Class A* ..........................     (43,200)      (176,688)
   Nicor, Inc. .....................................      (7,100)      (256,594)
                                                                   ------------
                                                                       (433,282)
                                                                   ------------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $58,866,173) ......................                (57,577,645)
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--66.4% ...........................                 48,300,668
                                                                   ------------
NET ASSETS--100.0% .................................               $ 72,711,610
                                                                   ============

--------------
* -- Non-income producing.

[] -- Security is valued at fair market value as determined  in good faith by or under the direction of RBB's Board of Directors.
+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $59,441,735.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2004, these securities amounted to 1.29% of net assets.
REIT -- Real Estate Investment Trust.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 19

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND (Unaudited)                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
COMMON STOCK--97.8%
AEROSPACE & DEFENSE--1.7%
   Alliant Techsystems, Inc.* ......................       5,500    $   314,050
   Lockheed Martin Corp. ...........................      14,200        657,176
                                                                    -----------
                                                                        971,226
                                                                    -----------
APPAREL--1.9%
   Liz Claiborne, Inc. .............................      16,000        590,400
   Reebok International Ltd. .......................      12,600        501,606
                                                                    -----------
                                                                      1,092,006
                                                                    -----------
BANKS - MAJOR--2.0%
   Comerica, Inc. ..................................      14,900        857,346
   National City Corp. .............................       7,900        282,030
                                                                    -----------
                                                                      1,139,376
                                                                    -----------
BUILDING MATERIALS--1.4%
   Masco Corp. .....................................      10,400        291,616
   Mohawk Industries, Inc.* ........................       6,200        516,460
                                                                    -----------
                                                                        808,076
                                                                    -----------
COMPUTER EQUIPMENT & SERVICES--1.9%
   Accenture Ltd., Class A* ........................       8,400        194,040
   Hewlett-Packard Co. .............................      39,400        894,774
                                                                    -----------
                                                                      1,088,814
                                                                    -----------
COMPUTER SOFTWARE--2.1%
   BMC Software, Inc.* .............................      16,700        327,320
   Microsoft Corp. .................................      33,200        879,800
                                                                    -----------
                                                                      1,207,120
                                                                    -----------
ELECTRONICS--2.9%
   Xerox Corp.* ....................................     115,600      1,634,584
                                                                    -----------
ENVIRONMENTAL CONTROL--0.5%
   Republic Services, Inc. .........................       9,900        259,776
                                                                    -----------
FINANCIAL SERVICES--13.0%
   Citigroup, Inc. .................................      32,599      1,638,426
   Countrywide Financial Corp. .....................      15,233      1,395,800
   Fannie Mae ......................................       9,800        734,020
   Freddie Mac .....................................      31,300      1,938,096


                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
FINANCIAL SERVICES--(CONTINUED)
   Goldman Sachs Group, Inc. (The) .................       4,200    $   444,654
   J.P. Morgan Chase & Co. .........................      29,500      1,210,090
                                                                    -----------
                                                                      7,361,086
                                                                    -----------
FOODS--2.2%
   H.J. Heinz Co. ..................................      11,800        450,878
   PepsiCo, Inc. ...................................      10,100        524,190
   Smithfield Foods, Inc.* .........................      11,100        283,938
                                                                    -----------
                                                                      1,259,006
                                                                    -----------
HEALTH CARE - DRUGS--6.0%
   Johnson & Johnson ...............................       9,000        485,190
   Merck & Co., Inc. ...............................      11,600        557,728
   Pfizer, Inc. ....................................      40,600      1,487,990
   Shire Pharmaceuticals Group
     PLC - ADR* ....................................      27,300        844,116
                                                                    -----------
                                                                      3,375,024
                                                                    -----------
HEALTH CARE - SERVICES--1.6%
   Aetna, Inc. .....................................      10,900        880,611
                                                                    -----------
HEALTH CARE - SUPPLIES--1.9%
   Beckman Coulter, Inc. ...........................       5,000        262,900
   Becton, Dickinson and Co. .......................      16,300        792,995
                                                                    -----------
                                                                      1,055,895
                                                                    -----------
INSURANCE--13.7%
   ACE Ltd. ........................................      32,000      1,438,720
   American International Group,
     Inc. ..........................................      12,595        932,030
   Berkshire Hathaway, Inc.,
     Class B* ......................................         490      1,535,170
   MBIA, Inc. ......................................      24,450      1,608,565
   Nationwide Financial Services, Inc.,
     Class A .......................................       8,300        315,732
   Radian Group, Inc. ..............................      17,600        769,120
   Travelers Property Casualty
     Corp., Class A ................................      47,249        858,042
   XL Capital Ltd., Class A ........................       3,600        275,976
                                                                    -----------
                                                                      7,733,355
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND (Unaudited) (continued)            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
LEISURE & LODGING--1.6%
   GTECH Holdings Corp. ............................       5,400    $   317,142
   Harrah's Entertainment, Inc. ....................      11,300        587,035
                                                                    -----------
                                                                        904,177
                                                                    -----------
MANUFACTURING--3.8%
   American Power Conversion
     Corp. .........................................      11,900        269,178
   ITT Industries, Inc. ............................       7,600        573,800
   Tyco International Ltd. .........................      45,500      1,299,935
                                                                    -----------
                                                                      2,142,913
                                                                    -----------
MEDIA & ENTERTAINMENT--1.5%
   Liberty Media Corp., Class A* ...................      73,932        842,825
                                                                    -----------
OIL & GAS - INTEGRATED MAJORS--7.4%
   ChevronTexaco Corp. .............................      15,900      1,404,765
   ConocoPhillips ..................................      13,300        915,971
   Exxon Mobil Corp. ...............................      21,900        923,523
   Petroleo Brasileiro S.A. - ADR ..................      20,900        652,080
   Shell Transport & Trading Co.
     PLC - ADR .....................................       6,600        277,794
                                                                    -----------
                                                                      4,174,133
                                                                    -----------
OIL & GAS - REFINING & MARKETING--2.9%
   Ashland, Inc. ...................................       9,400        450,354
   Marathon Oil Corp. ..............................      33,700      1,184,218
                                                                    -----------
                                                                      1,634,572
                                                                    -----------
OIL & GAS EXPLORATION--4.9%
   Anadarko Petroleum Corp. ........................      11,900        609,875
   Canadian Natural Resources Ltd. .................      17,300        948,559
   Kerr-McGee Corp. ................................      22,800      1,191,300
                                                                    -----------
                                                                      2,749,734
                                                                    -----------
OIL SERVICES--2.5%
   Transocean, Inc.* ...............................      47,900      1,412,092
                                                                    -----------

PAPER FOREST PRODUCTS & PACKAGING--1.3%
   Abitibi-Consolidated, Inc. ......................      59,500        471,240
   Smurfit-Stone Container Corp.* ..................      14,600        270,976
                                                                    -----------
                                                                        742,216
                                                                    -----------


                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
RECREATIONAL PRODUCTS - TOYS--1.9%
   Hasbro, Inc. ....................................      26,100    $   570,807
   Mattel, Inc. ....................................      25,600        486,400
                                                                    -----------
                                                                      1,057,207
                                                                    -----------
RESTAURANTS--0.6%
   McDonald's Corp. ................................      12,100        342,430
                                                                    -----------
RETAIL - FOOD & DRUG--1.3%
   CVS Corp. .......................................      18,900        708,750
                                                                    -----------
RETAIL - HARD GOODS--1.2%
   RadioShack Corp. ................................      20,400        705,024
                                                                    -----------
RETAIL - SOFT GOODS--0.8%
   Limited Brands ..................................      23,100        456,225
                                                                    -----------
SOAPS & TOILETRIES--2.1%
   Avon Products, Inc. .............................       3,600        254,160
   Procter & Gamble Co., (The) .....................       9,200        943,092
                                                                    -----------
                                                                      1,197,252
                                                                    -----------
TELECOMMUNICATIONS--7.1%
   AT&T Wireless Services, Inc.* ...................      41,400        562,212
   BellSouth Corp. .................................      29,800        821,288
   CenturyTel, Inc. ................................      23,200        662,824
   Chunghwa Telecom Co. Ltd. -
     ADR ...........................................      30,300        498,132
   Nextel Communications, Inc.,
     Class A* ......................................      15,900        421,191
   SBC Communications, Inc. ........................      21,600        518,616
   Vodafone Group PLC - ADR ........................      22,000        549,340
                                                                    -----------
                                                                      4,033,603
                                                                    -----------
TOBACCO--2.6%
   Altria Group, Inc. ..............................      11,100        638,805
   UST, Inc. .......................................      21,500        818,720
                                                                    -----------
                                                                      1,457,525
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 21

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND (Unaudited) (concluded)            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
UTILITIES - ELECTRIC--1.5%
   DTE Energy Co. ..................................       8,000    $   323,680
   NSTAR ...........................................      10,300        526,845
                                                                    -----------
                                                                        850,525
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $45,128,296) ..........................                 55,277,158
                                                                    -----------
SHORT TERM INVESTMENTS--2.2%
   Galaxy Institutional Money
     Market Fund
     0.970% 03/01/04 ...............................     617,487        617,487
   Wilmington Money Market Fund
     0.607% 03/01/04 ...............................     617,488        617,488
                                                                    -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $1,234,975) ...........................                  1,234,975
                                                                    -----------
TOTAL INVESTMENTS--100.0%
   (Cost $46,363,271) ..............................                 56,512,133
                                                                    -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.0% ............................                     26,547
                                                                    -----------
NET ASSETS--100.0% .................................                $56,538,680
                                                                    ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22 |  SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP VALUE FUND (Unaudited)                          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
COMMON STOCK--96.6%
APPAREL--0.5%
   V. F. Corp. .....................................       6,100    $   274,073
                                                                    -----------
AUTOMOTIVE PARTS & EQUIPMENT--0.9%
   Lear Corp. ......................................       8,700        536,181
                                                                    -----------
BANKS - MAJOR--0.3%
   Popular, Inc. ...................................       4,600        206,080
                                                                    -----------
BANKS - REGIONAL--0.4%
   Associated Banc-Corp ............................       5,280        234,379
                                                                    -----------
CHEMICALS - COMMODITY--1.4%
   Eastman Chemical Co. ............................      13,000        550,550
   Engelhard Corp. .................................      10,500        304,710
                                                                    -----------
                                                                        855,260
                                                                    -----------
CHEMICALS - SPECIALTY--1.9%
   Ferro Corp. .....................................      22,000        572,000
     Georgia Gulf Corp.* ...........................      19,300        525,153
                                                                    -----------
                                                                      1,097,153
                                                                    -----------
COMPUTER EQUIPMENT & SERVICES--2.1%
   BearingPoint, Inc.* .............................      58,015        617,860
   BISYS Group, Inc., (The)* .......................      36,200        638,930
                                                                    -----------
                                                                      1,256,790
                                                                    -----------
COMPUTER SOFTWARE--2.2%
   Network Associates, Inc.* .......................      43,587        764,516
   Sybase, Inc.* ...................................      24,445        525,812
                                                                    -----------
                                                                      1,290,328
                                                                    -----------
CONSUMER PRODUCTS--0.5%
   Newell Rubbermaid, Inc. .........................      12,500        319,875
                                                                    -----------
ELECTRONICS--3.8%
   Amis Holdings, Inc.* ............................      25,600        451,840
   Arrow Electronics, Inc.* ........................      20,500        504,300
   Avnet, Inc.* ....................................      20,700        487,485
   Diebold, Inc. ...................................      12,800        674,432
   Molex, Inc., Class A ............................       3,970        105,721
                                                                    -----------
                                                                      2,223,778
                                                                    -----------


                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
FINANCIAL SERVICES--3.4%
   A.G. Edwards, Inc. ..............................      18,800    $   719,100
   Affiliated Managers Group, Inc.* ................      11,500        971,750
   Student Loan Corp., (The) .......................       1,900        291,859
                                                                    -----------
                                                                      1,982,709
                                                                    -----------
FOODS--5.7%
   Bunge Ltd. ......................................      17,700        691,185
   Delta and Pine Land Co. .........................      26,700        680,850
   Hormel Foods Corp. ..............................      15,700        435,204
   McCormick & Co., Inc. ...........................      11,400        356,478
   Smithfield Foods, Inc.* .........................      47,700      1,220,166
                                                                    -----------
                                                                      3,383,883
                                                                    -----------
HEALTH CARE - DRUGS--0.5%
   Shire Pharmaceuticals Group
     PLC - ADR* ....................................      10,400        321,568
                                                                    -----------
HEALTH CARE - SERVICES--4.2%
   Apria Healthcare Group, Inc.* ...................      19,105        597,222
   Express Scripts, Inc.* ..........................      10,200        742,152
   Manor Care, Inc. ................................       7,500        265,575
   WellChoice, Inc.* ...............................      23,800        879,172
                                                                    -----------
                                                                      2,484,121
                                                                    -----------
HEALTH CARE - SUPPLIES--3.7%
   C.R. Bard, Inc. .................................       7,000        660,730
   Edwards Lifesciences Corp.* .....................      24,000        772,800
   Pall Corp. ......................................      28,000        732,760
                                                                    -----------
                                                                      2,166,290
                                                                    -----------
INSURANCE - OTHER--13.8%
   Allmerica Financial Corp.* ......................      11,970        441,454
   Ambac Financial Group, Inc. .....................       6,900        539,580
   Assurant, Inc.* .................................      12,900        332,046
   Bristol West Holdings, Inc.* ....................      14,600        317,112
   IPC Holdings Ltd. ...............................       8,900        346,655
   MBIA, Inc. ......................................      10,000        657,900
   Mercury General Corp. ...........................      32,965      1,684,511
   Nationwide Financial Services, Inc.,
     Class A .......................................      16,755        637,360
   PartnerRe Ltd. ..................................       4,290        236,980
   PMI Group, Inc., (The) ..........................      18,100        716,760


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 23

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP VALUE FUND (Unaudited) (continued)              PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
INSURANCE - OTHER--(CONTINUED)
   Radian Group, Inc. ..............................      31,300    $ 1,367,810
   White Mountains Insurance
     Group Ltd. ....................................       1,755        856,493
                                                                    -----------
                                                                      8,134,661
                                                                    -----------
INSURANCE - LIFE--0.7%
   UnumProvident Corp. .............................      28,500        422,370
                                                                    -----------
INTERNET SERVICES--1.0%
   EarthLink, Inc.* ................................      64,700        590,711
                                                                    -----------
IRON & STEEL--0.7%
   Nucor Corp. .....................................       6,900        434,010
                                                                    -----------
LEISURE & LODGING--3.3%
   Argosy Gaming Co.* ..............................       8,000        247,520
   Harrah's Entertainment, Inc. ....................      11,900        618,205
   Hilton Hotels Corp. .............................      48,000        769,440
   Penn National Gaming, Inc.* .....................      12,900        338,754
                                                                    -----------
                                                                      1,973,919
                                                                    -----------
MACHINERY--2.7%
   Terex Corp.* ....................................      19,120        669,773
   W.W. Grainger, Inc. .............................      19,295        911,689
                                                                    -----------
                                                                      1,581,462
                                                                    -----------
MANUFACTURING--4.0%
   Dover Corp. .....................................      21,700        850,423
   ITT Industries, Inc. ............................       8,400        634,200
   Spartech Corp. ..................................      37,300        881,399
                                                                    -----------
                                                                      2,366,022
                                                                    -----------
OIL & GAS EXPLORATION--1.0%
   Kerr-McGee Corp. ................................      10,800        564,300
                                                                    -----------
OIL SERVICES--3.1%
   Diamond Offshore Drilling, Inc. .................      14,300        357,643
   ENSCO International, Inc. .......................      29,900        878,163
   Nabors Industries Ltd.* .........................      12,400        587,140
                                                                    -----------
                                                                      1,822,946
                                                                    -----------


                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
PAPER FOREST PRODUCTS & PACKAGING--2.3%
   Abitibi-Consolidated, Inc. ......................      38,200    $   302,544
   Pactiv Corp.* ...................................      11,600        249,284
   Sealed Air Corp.* ...............................      15,700        782,645
                                                                    -----------
                                                                      1,334,473
                                                                    -----------
PUBLISHING--4.2%
   Catalina Marketing Corp.* .......................      31,200        545,064
   Lamar Advertising Co.* ..........................      19,405        770,378
   Media General, Inc., Class A ....................       7,100        460,080
   Valassis Communications, Inc.* ..................      23,700        721,665
                                                                    -----------
                                                                      2,497,187
                                                                    -----------
REAL ESTATE--2.6%
   Maguire Properties, Inc. (REIT) .................      23,625        581,175
    St. Joe Co., (The) .............................      11,700        479,466
    Ventas, Inc. (REIT) ............................      18,350        485,358
                                                                    -----------
                                                                      1,545,999
                                                                    -----------
RECREATIONAL PRODUCTS - TOYS--3.3%
   Brunswick Corp. .................................      18,000        708,480
   Leapfrog Enterprises, Inc.* .....................      27,100        697,825
   WMS Industries, Inc.* ...........................      19,975        530,736
                                                                    -----------
                                                                      1,937,041
                                                                    -----------
RESTAURANTS--0.7%
   Wendy's International, Inc. .....................      10,600        431,102
                                                                    -----------
RETAIL - HARD GOODS--3.9%
   Blockbuster, Inc., Class A ......................      33,200        570,376
   Hollywood Entertainment Corp.* ..................      67,200        756,000
   Michaels Stores, Inc. ...........................      19,800        951,192
                                                                    -----------
                                                                      2,277,568
                                                                    -----------
RETAIL - SOFT GOODS--3.0%
   Abercrombie & Fitch Co.,
     Class A* ......................................      22,300        703,119
   Foot Locker, Inc. ...............................      25,600        670,720
   Payless ShoeSource, Inc.* .......................      30,300        404,505
                                                                    -----------
                                                                      1,778,344
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24 |  SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP VALUE FUND (Unaudited) (concluded)              PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
SAVINGS & LOANS--1.4%
   Westcorp ........................................      19,500    $   834,600
                                                                    -----------
SERVICES - BUSINESS--2.8%
   Sirva, Inc.* ....................................      26,600        591,052
   Viad Corp. ......................................      43,300      1,058,685
                                                                    -----------
                                                                      1,649,737
                                                                    -----------
SOAPS & TOILETRIES--2.2%
   Dial Corp., (The) ...............................      44,500      1,278,930
                                                                    -----------
TELECOMMUNICATIONS--1.9%
   CenturyTel, Inc. ................................      27,500        785,675
   PanAmSat Corp.* .................................      14,200        324,470
                                                                    -----------
                                                                      1,110,145
                                                                    -----------
TOBACCO--1.6%
   Loews Corp. - Carolina Group ....................      32,200        915,446
                                                                    -----------
TRUCKING--0.7%
   Laidlaw International, Inc.* ....................      29,200        423,400
                                                                    -----------
UTILITIES - ELECTRIC--4.2%
   Constellation Energy Group, Inc. ................      11,700        465,075
   NSTAR ...........................................       6,100        312,015
   Pinnacle West Capital Corp. .....................       9,500        371,355
   PPL Corp. .......................................       8,500        395,505
   Sierra Pacific Resources* .......................     112,900        909,974
                                                                    -----------
                                                                      2,453,924
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $44,074,695) ..........................                 56,990,765
                                                                    -----------


                                                         Number
                                                       of Shares       Value
                                                       ---------    -----------
SHORT TERM INVESTMENTS--3.6%
   Galaxy Institutional Money
     Market Fund
     0.970% 03/01/04 ...............................   1,065,192    $ 1,065,192
   Wilmington Money Market Fund
     0.607% 03/01/04 ...............................   1,065,192      1,065,192
                                                                    -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $2,130,384) ...........................                  2,130,384
                                                                    -----------
TOTAL INVESTMENTS--100.2%
   (Cost $46,205,079) ..............................                 59,121,149
                                                                    -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.2)% ............................                   (103,675)
                                                                    -----------
NET ASSETS--100.0% .................................                $59,017,474
                                                                    ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
REIT -- Real Estate Investment Trust.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 25

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND (Unaudited)                          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares        Value
                                                       ---------     ----------
COMMON STOCK--91.5%
AIRLINES--0.5%
   ExpressJet Holdings, Inc.* ......................       1,810     $   24,851
                                                                     ----------
APPAREL--3.9%
   Jones Apparel Group, Inc. .......................       1,350         50,355
   Liz Claiborne, Inc. .............................       1,320         48,708
   Polo Ralph Lauren Corp. .........................         475         15,946
   Reebok International Ltd. .......................       1,085         43,194
   V. F. Corp. .....................................         425         19,095
                                                                     ----------
                                                                        177,298
                                                                     ----------
BEVERAGES--0.2%
   Constellation Brands, Inc., Class A* ............         335         10,619
                                                                     ----------
BUILDING MATERIALS--1.0%
   Makita Corp. - ADR ..............................       2,560         30,464
   Watsco, Inc. ....................................         635         17,374
                                                                     ----------
                                                                         47,838
                                                                     ----------
COMPUTER EQUIPMENT & SERVICES--2.2%
   Global Payments, Inc. ...........................         790         34,175
   Hewlett-Packard Co. .............................       2,145         48,713
   Perot Systems Corp., Class A* ...................       1,300         17,966
                                                                     ----------
                                                                        100,854
                                                                     ----------
COMPUTER SOFTWARE--1.6%
   BMC Software, Inc.* .............................       2,700         52,920
   Microsoft Corp. .................................         720         19,080
                                                                     ----------
                                                                         72,000
                                                                     ----------
CONSUMER PRODUCTS--0.4%
   National Presto Industries, Inc. ................         505         19,463
                                                                     ----------
ELECTRONICS--0.3%
   Amphenol Corp., Class A .........................         250         15,462
                                                                     ----------
FINANCIAL SERVICES--9.4%
   AmeriCredit Corp.* ..............................       1,800         34,236
   BKF Capital Group, Inc.* ........................         475         11,994
   Countrywide Financial Corp. .....................       1,413        129,473
   Fannie Mae ......................................         765         57,298
   Freddie Mac .....................................       1,650        102,168
   Leucadia National Corp. .........................         720         37,440


                                                         Number
                                                       of Shares        Value
                                                       ---------     ----------
FINANCIAL SERVICES--(CONTINUED)
   MCG Capital Corp. ...............................         690     $   13,697
   Wesco Financial Corp. ...........................         115         44,016
                                                                     ----------
                                                                        430,322
                                                                     ----------
FOODS--1.3%
   Lancaster Colony Corp. ..........................         790         33,488
   Nestle S.A. - ADR ...............................         375         24,728
                                                                     ----------
                                                                         58,216
                                                                     ----------
HEALTH CARE - DRUGS--5.1%
   Bristol-Myers Squibb Co. ........................       1,155         32,132
   Johnson & Johnson ...............................         335         18,060
   Merck & Co., Inc. ...............................         900         43,272
   Pfizer, Inc. ....................................       1,686         61,792
   Shire Pharmaceuticals Group
     PLC - ADR* ....................................       2,580         79,773
                                                                     ----------
                                                                        235,029
                                                                     ----------
HEALTH CARE - SERVICES--3.3%
   Kindred Healthcare, Inc.* .......................         690         40,621
   Lincare Holdings, Inc.* .........................       1,295         41,880
   Renal Care Group, Inc.* .........................       1,435         66,957
                                                                     ----------
                                                                        149,458
                                                                     ----------
HEALTH CARE - SUPPLIES--3.5%
   Alcon, Inc. .....................................         410         25,772
   Becton, Dickinson and Co. .......................         995         48,407
   C.R. Bard, Inc. .................................         435         41,060
   INAMED Corp.* ...................................         982         47,038
                                                                     ----------
                                                                        162,277
                                                                     ----------
INSURANCE - LIFE--1.1%
   Scottish Re Group Ltd. ..........................       2,070         48,811
                                                                     ----------
INSURANCE - OTHER--16.9%
   ACE Ltd. ........................................       3,485        156,686
   Alleghany Corp.* ................................         315         74,053
   Allmerica Financial Corp.* ......................       1,050         38,724
   American Physicians Capital, Inc.* ..............       1,320         26,928
   Assurant, Inc.* .................................       1,295         33,333
   IPC Holdings Ltd. ...............................       1,670         65,046
   MBIA, Inc. ......................................       1,090         71,711
   Merchants Group, Inc. ...........................          70          1,731


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND (Unaudited) (continued)              PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares        Value
                                                       ---------     ----------
INSURANCE - OTHER--(CONTINUED)
   Millea Holdings, Inc. - ADR .....................         210     $   13,537
   PartnerRe Ltd. ..................................         270         14,915
   Quanta Capital Holdings Ltd. 144A* ..............       4,245         51,577
   Radian Group, Inc. ..............................       1,775         77,568
   Travelers Property Casualty Corp.,
     Class A .......................................         425          7,718
   White Mountains Insurance Group
     Ltd. ..........................................         235        114,687
   Willis Group Holdings Ltd. ......................         685         26,270
                                                                     ----------
                                                                        774,484
                                                                     ----------
MANUFACTURING--1.7%
   Tyco International Ltd. .........................       2,770         79,139
                                                                     ----------
MEDIA & ENTERTAINMENT--0.7%
   Liberty Media Corp., Class A* ...................       2,859         32,593
                                                                     ----------
METALS & MINING--1.6%
   CONSOL Energy, Inc. 144A ........................       1,580         39,863
   CONSOL Energy, Inc. .............................       1,250         31,538
                                                                     ----------
                                                                         71,401
                                                                     ----------

OIL & GAS - INTEGRATED MAJORS--2.4%
   Eni S.p.A. - ADR ................................         375         37,058
   Petroleo Brasileiro S.A. - ADR ..................       1,130         35,256
   Royal Dutch Petroleum Co. .......................         755         37,440
                                                                     ----------
                                                                        109,754
                                                                     ----------
OIL & GAS - REFINING & MARKETING--0.9%
   Marathon Oil Corp. ..............................       1,200         42,168
                                                                     ----------
OIL & GAS EXPLORATION--5.1%
   Anadarko Petroleum Corp. ........................       1,235         63,294
   Burlington Resources, Inc. ......................         405         23,708
   EOG Resources, Inc. .............................         555         24,692
   Kerr-McGee Corp. ................................         995         51,989
   Occidental Petroleum Corp. ......................       1,540         68,376
                                                                     ----------
                                                                        232,059
                                                                     ----------
PUBLISHING & INFORMATION SERVICES--1.0%
   Reader's Digest Association, Inc.,
     (The) .........................................       3,540         47,790
                                                                     ----------


                                                         Number
                                                       of Shares        Value
                                                       ---------     ----------
REAL ESTATE--6.4%
   American Financial Realty Trust
     144A (REIT) ...................................       2,850     $   52,012
   American Financial Realty Trust
     (REIT) ........................................       1,730         31,572
   Archstone-Smith Trust (REIT) ....................         840         23,520
   Ashford Hospitality Trust (REIT)* ...............       1,275         12,622
   Consolidated-Tomoka Land Co. ....................         305         10,751
   Fieldstone Investment Corp. 144A
     (REIT) ........................................       1,175         22,619
   Friedman, Billings, Ramsey Group,
     Inc., Class A (REIT) ..........................       2,614         69,585
   LNR Property Corp. ..............................         345         18,182
   Luminent Mortgage Capital, Inc.
     144A (REIT) ...................................         685         10,289
   Luminent Mortgage Capital, Inc.
     (REIT) ........................................         340          5,107
   National Health Investors, Inc.
     (REIT) ........................................         625         17,438
   Ventas, Inc. (REIT) .............................         845         22,350
                                                                     ----------
                                                                        296,047
                                                                     ----------
RECREATIONAL PRODUCTS - TOYS--1.0%
   Activision, Inc.* ...............................       1,092         22,943
   Mattel, Inc. ....................................       1,100         20,900
                                                                     ----------
                                                                         43,843
                                                                     ----------
RESTAURANTS--0.5%
   Yum! Brands, Inc.* ..............................         620         22,959
                                                                     ----------
RETAIL - FOOD & DRUG--0.6%
   CVS Corp. .......................................         720         27,000
                                                                     ----------
RETAIL - HARD GOODS--2.0%
   Barnes & Noble, Inc.* ...........................       1,195         41,705
   Borders Group, Inc.* ............................       1,115         26,760
   Hollywood Entertainment Corp.* ..................       1,290         14,513
   Home Depot, Inc., (The) .........................         295         10,711
                                                                     ----------
                                                                         93,689
                                                                     ----------
RETAIL - SOFT GOODS--1.1%
   Abercrombie & Fitch Co., Class A* ...............       1,100         34,683
   BJ's Wholesale Club, Inc. .......................         585         13,894
                                                                     ----------
                                                                         48,577
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 27

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND (Unaudited) (continued)              PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Number
                                                       of Shares        Value
                                                       ---------     ----------
SERVICES - BUSINESS--1.6%
   D & B Corp.* ....................................         575     $   30,601
   Harland (John H.) Co. ...........................       1,030         31,075
   Viad Corp. ......................................         455         11,125
                                                                     ----------
                                                                         72,801
                                                                     ----------
SOAPS & TOILETRIES--0.3%
   Dial Corp., (The) ...............................         480         13,795
                                                                     ----------
TELECOMMUNICATIONS--3.1%
   AT&T Wireless Services, Inc.* ...................       3,160         42,913
   BellSouth Corp. .................................       1,790         49,332
   CenturyTel, Inc. ................................       1,455         41,569
   SBC Communications, Inc. ........................         390          9,364
                                                                     ----------
                                                                        143,178
                                                                     ----------
TELECOMMUNICATIONS EQUIPMENT--1.1%
   Tellabs, Inc.* ..................................       5,000         48,500
                                                                     ----------
TOBACCO--6.7%
   Loews Corp. .....................................       2,130        128,418
   Universal Corp. .................................         755         38,067
   UST, Inc. .......................................       3,735        142,229
                                                                     ----------
                                                                        308,714
                                                                     ----------
UTILITIES - ELECTRIC--1.8%
   Korea Electric Power (KEPCO)
     Corp. - ADR ...................................       3,980         41,114
   Sierra Pacific Resources* .......................       5,435         43,806
                                                                     ----------
                                                                         84,920
                                                                     ----------
UTILITIES - GAS & WATER--1.2%
   El Paso Corp. ...................................       7,200         53,568
                                                                     ----------
     TOTAL COMMON STOCK
       (Cost $3,197,053) ...........................                  4,199,477
                                                                     ----------


                                                         Number
                                                       of Shares        Value
                                                       ---------     ----------
PREFERRED STOCK--1.5%
CONSTRUCTION & BUILDING MATERIALS--0.4%
   Fleetwood Capital II 9.5% 2/15/04
     $22.00 ........................................         155     $    3,933
   Fleetwood Capital Trust 6.0%
     10/10/03 $51.12 ...............................         325         13,934
                                                                     ----------
                                                                         17,867
                                                                     ----------
FOODS--0.1%
   Constellation Brands, Inc. 5.75%
     09/01/06 ......................................         170          5,073
                                                                     ----------
INSURANCE - OTHER--0.6%
   Hartford Financial Services Group,
     Inc., (The) 7.00% 8/16/06 .....................         135          8,841
   Scottish Re Group 5.875%
     05/21/07 ......................................         265          7,924
   UnumProvident Corp. 8.25%
     5/15/06 .......................................         395         12,699
                                                                     ----------
                                                                         29,464
                                                                     ----------
MEDICAL EQUIPMENT & SUPPLIES--0.1%
   Baxter International, Inc. 7.0%
     02/16/06 ......................................         105          5,497
                                                                     ----------
OFFICE EQUIPMENT & SUPPLIES--0.3%
   Xerox Corp. 6.25% 07/01/06 ......................          85         11,221
                                                                     ----------
     TOTAL PREFERRED STOCK
       (Cost $51,094) ..............................                     69,122
                                                                     ----------


                                                            Par
                                                           (000)
                                                           -----
CORPORATE BONDS--0.8%
   Sierra Pacific Resources 144A
     7.25% 02/14/10 ................................         $19         38,903
                                                                     ----------
     TOTAL CORPORATE BONDS
       (Cost $19,384) ..............................                     38,903
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND (Unaudited) (concluded)              PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                       Number
                                                    of Contracts        Value
                                                    ------------     ----------
WRITTEN OPTIONS--(1.2%)
   AmeriCredit Corp. Call Option
     Strike Price $7.50
     expires 12/18/04 ..............................          (7)    $   (8,347)
   BMC Software, Inc. Call Option
     Strike Price $12.50
     expires 06/18/04 ..............................         (27)       (20,582)
   El Paso Corp. Call Option
     Strike Price $7.00
     expires 01/22/05 ..............................         (48)        (6,500)
   El Paso Corp. Call Option
     Strike Price $7.00
     expires 03/19/05 ..............................         (24)        (3,584)
   Tellabs, Inc. Call Option
     Strike Price $7.50
     expires 01/22/05 ..............................         (50)       (16,000)
                                                                     ----------
     TOTAL WRITTEN OPTIONS
       (Cost $(32,295)) ............................                    (55,013)
                                                                     ----------

                                                         Number
                                                       of Shares
                                                       ---------
RIGHTS/WARRANTS--0.2%
BANKS - MAJOR--0.2%
   Citigroup, Inc. Litigation Tracking
     Warrants ......................................       6,915          7,261
                                                                     ----------
     TOTAL RIGHTS/WARRANTS
       (Cost $7,865) ...............................                      7,261
                                                                     ----------

                                                            Par
                                                           (000)
                                                           -----
MUTUAL FUNDS--0.1%
   Morgan Stanley Asia-Pacific Fund,
     Inc. ..........................................        $285          3,280
                                                                     ----------
     TOTAL MUTUAL FUNDS
       (Cost $2,397) ...............................                      3,280
                                                                     ----------

                                                         Number
                                                       of Shares        Value
                                                       ---------     ----------
SHORT TERM INVESTMENTS--5.8%
   Galaxy Institutional Money
     Market Fund
     0.970% 03/01/04 ...............................     134,311     $  134,311
   Wilmington Money Market Fund
     0.607% 03/01/04 ...............................     134,311        134,311
                                                                     ----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $268,622) .............................                    268,622
                                                                     ----------
TOTAL INVESTMENTS--98.7%
   (Cost $3,514,120) ...............................                  4,531,652
                                                                     ----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--1.3% ............................                     58,277
                                                                     ----------
NET ASSETS--100.0% .................................                 $4,589,929
                                                                     ==========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2004, these sucurities amounted to 4.47% of net assets.
REIT -- Real Estate Investment Trust.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 29

BOSTON PARTNERS FAMILY OF FUNDS                                                                                    FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                   SMALL CAP    LONG/SHORT      LARGE CAP      MID CAP     ALL-CAP
                                                                 VALUE FUND II  EQUITY FUND     VALUE FUND   VALUE FUND   VALUE FUND
                                                                 -------------  ------------    -----------  -----------  ----------
ASSETS
   Investments, at value (cost--$398,384,783,
     $74,309,399, $46,363,271, $46,205,079 and
     $3,546,415, respectively) .................................  $514,895,591  $ 81,988,587 1  $56,512,133  $59,121,149  $4,586,665
   Cash ........................................................            --         1,204             --           --          --
   Receivable from Investment Adviser ..........................            --            --             --           --      12,824
   Deposits with brokers for securities sold short .............            --    48,496,298             --           --          --
   Receivable for investments sold .............................       711,752     3,900,706        567,854      298,287      24,716
   Receivable for Fund shares sold .............................       804,685        35,691         15,911           --      22,500
   Dividends and interest receivable ...........................       173,924        32,209         58,765       49,583       3,523
   Prepaid expenses and other assets ...........................        31,881        16,402         15,669       10,829      10,296
                                                                  ------------  ------------    -----------  -----------  ----------
     Total assets ..............................................   516,617,833   134,471,097     57,170,332   59,479,848   4,660,524
                                                                  ------------  ------------    -----------  -----------  ----------
LIABILITIES
   Payable for investments purchased ...........................     1,009,403     3,826,809        431,715      393,579          --
   Securities sold short (proceeds $58,866,173) ................            --    57,577,645             --           --          --
   Options written, at value (premiums received $32,295) .......            --            --             --           --      55,013
   Payable to Investment Adviser ...............................       500,771       124,046         25,415       24,835          --
   Payable for fund shares redeemed ............................       581,808       132,528        134,619        5,911          --
   Payable for distribution fees ...............................        71,404         2,967          1,465          778          34
   Accrued expenses and other liabilities ......................       148,293        74,570         38,438       37,271      15,548
   Payable for dividends on securities sold short ..............            --        20,922             --           --          --
                                                                  ------------  ------------    -----------  -----------  ----------
     Total liabilities .........................................     2,311,679    61,759,487        631,652      462,374      70,595
                                                                  ------------  ------------    -----------  -----------  ----------
NET ASSETS
   Capital stock, $0.001 per value .............................        21,152         5,056          4,396        4,360         346
   Paid-in capital .............................................   383,764,800    78,446,333     52,025,575   44,865,381   3,478,076
   Undistributed net investment income/(accumulated loss) ......    (1,503,118)     (976,819)       210,033       44,651         241
   Accumulated net realized gain/(loss) from investments
     and foreign exchange transactions, if any .................    15,512,512   (13,730,676)    (5,850,186)   1,187,012      93,734
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any .....................   116,510,808     7,679,188     10,148,862   12,916,070   1,017,532
   Net unrealized appreciation on investments sold short                    --     1,288,528             --           --          --
                                                                  ------------  ------------    -----------  -----------  ----------
     Net assets ................................................  $514,306,154  $ 72,711,610    $56,538,680  $59,017,474  $4,589,929
                                                                  ============  ============    ===========  ===========  ==========
INSTITUTIONAL CLASS
   Net assets ..................................................  $146,712,241  $ 58,149,897    $49,286,338  $54,790,908  $4,379,870
                                                                  ------------  ------------    -----------  -----------  ----------
   Shares outstanding ..........................................     5,987,363     4,040,080      3,840,034    4,044,247     330,176
                                                                  ------------  ------------    -----------  -----------  ----------
   Net asset value, offering and redemption
     price per share ...........................................        $24.51        $14.39         $12.84       $13.55      $13.27
                                                                  ============  ============    ===========  ===========  ==========
INVESTOR CLASS
   Net assets ..................................................  $367,593,913  $ 14,561,713    $ 7,252,342  $ 4,226,566  $  210,059
                                                                  ------------  ------------    -----------  -----------  ----------
   Shares outstanding ..........................................    15,164,773     1,016,235        555,752      315,384      15,846
                                                                  ------------  ------------    -----------  -----------  ----------
   Net asset value, offering and redemption
     price per share ...........................................        $24.24        $14.33         $13.05       $13.40      $13.26
                                                                  ============  ============    ===========  ===========  ==========

----------
1 Includes $59,441,735 of investments segregated as collateral for securities sold short.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                                                                    FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                   SMALL CAP    LONG/SHORT     LARGE CAP      MID CAP     ALL-CAP
                                                                 VALUE FUND II  EQUITY FUND    VALUE FUND   VALUE FUND   VALUE FUND
                                                                 -------------  ------------   -----------  -----------  ----------
INVESTMENT INCOME
   Dividends 1 ..........................................         $ 2,203,878   $    201,070   $   485,597  $   338,451   $ 34,705
   Interest .............................................                  --         32,279            --           --        648
                                                                  -----------   ------------   -----------  -----------   --------
                                                                    2,203,878        233,349       485,597      338,451     35,353
                                                                  -----------   ------------   -----------  -----------   --------
EXPENSES
   Advisory fees ........................................           2,771,791        836,270       200,785      231,513     18,572
   Administration fees and expenses .....................             266,667         54,201        41,688       42,749     37,584
   Administrative services fees .........................              21,861          3,684         2,647        2,875        183
   Transfer agent fees and expenses .....................              87,225         40,374        37,133       37,990     36,078
   Custodian fees and expenses ..........................              25,704         26,160         8,830        8,414      8,240
   Printing .............................................              35,538          5,218         5,300       10,594        436
   Federal and state registration fees ..................              15,088         12,744        10,932       12,399     12,091
   Audit and legal fees .................................              54,155         13,967        12,088       13,858      4,855
   Distribution fees ....................................             397,880         18,290         7,848        4,405        161
   Directors ............................................              20,299          4,186         2,784        3,202         22
   Insurance ............................................              10,333          2,668         1,580        1,738         88
   Dividend expense .....................................                  --        262,610            --           --         --
   Other ................................................                 455            455           364          337        500
                                                                  -----------   ------------   -----------  -----------   --------
     Total expenses before waivers and
       reimbursements ...................................           3,706,996      1,280,827       331,979      370,074    118,810
     Less: waivers and reimbursements ...................                  --        (70,739)      (56,417)     (76,278)   (95,433)
                                                                  -----------   ------------   -----------  -----------   --------
     Total expenses after waivers and
       reimbursements ...................................           3,706,996      1,210,088       275,562      293,796     23,377
                                                                  -----------   ------------   -----------  -----------   --------
   Net investment income/(loss) .........................          (1,503,118)      (976,739)      210,035       44,655     11,976
                                                                  -----------   ------------   -----------  -----------   --------
NETREALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS
   Net realized gain/(loss) from:
     Investments ........................................          21,316,349     16,864,085     1,715,032    4,845,561    145,289
     Investments sold short .............................                  --    (17,329,655)           --           --         --
     Foreign currency related transactions ..............                  --             43            --           --         --
   Net change in unrealized appreciation on
     investments ........................................          70,243,283      1,823,290     7,712,932    4,464,337    623,536
                                                                  -----------   ------------   -----------  -----------   --------
   Net realized and unrealized gain on
     investments ........................................          91,559,632      1,357,763     9,427,964    9,309,898    768,825
                                                                  -----------   ------------   -----------  -----------   --------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS .........................................         $90,056,514   $    381,024   $ 9,637,999  $ 9,354,553   $780,801
                                                                  ===========   ============   ===========  ===========   ========

----------------
1 Net of foreign taxes withheld of $4,455,  $2,086,  $4,037,  $718 and $310 for the Small Cap Value Fund II, Long/Short Equity Fund,
  Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2004 | 31

BOSTON PARTNERS FAMILY OF FUNDS                                                                                    FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                   SMALL CAP VALUE FUND II             LONG/SHORT EQUITY FUND
                                                             ----------------------------------   ----------------------------------
                                                                FOR THE SIX         FOR THE          FOR THE SIX         FOR THE
                                                                MONTHS ENDED       YEAR ENDED        MONTHS ENDED       YEAR ENDED
                                                             FEBRUARY 29, 2004  AUGUST 31, 2003   FEBRUARY 29, 2004  AUGUST 31, 2003
                                                             -----------------  ---------------   -----------------  ---------------
                                                                (UNAUDITED)                          (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ............................   $ (1,503,118)      $ (1,928,867)      $  (976,739)     $ (2,007,713)
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any .................     21,316,349          5,302,281          (465,527)      (12,815,174)
   Net change in unrealized appreciation from investments ..     70,243,283         65,896,478         1,823,290        13,245,664
                                                               ------------       ------------       -----------      ------------
   Net increase/(decrease) in net assets resulting from
     operations ............................................     90,056,514         69,269,892           381,024        (1,577,223)
                                                               ------------       ------------       -----------      ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ..............             --                 --                --                --
   Net investment income Investor shares ...................             --                 --                --                --
   Net realized capital gains Institutional shares .........     (1,196,652)           (13,998)               --        (2,067,148)
   Net realized capital gains Investor shares ..............     (2,970,276)           (57,054)               --        (1,519,486)
   Tax return of capital Institutional shares ..............             --                 --                --          (807,035)
   Tax return of capital Investor shares ...................             --                 --                --          (508,389)
                                                               ------------       ------------       -----------      ------------
   Total dividends and distributions to shareholders .......     (4,166,928)           (71,052)               --        (4,902,058)
                                                               ------------       ------------       -----------      ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 4) ...................     50,440,175         14,463,939          (401,092)      (36,024,347)
                                                               ------------       ------------       -----------      ------------
   Total increase/(decrease) in net assets .................    136,329,761         83,662,779           (20,068)      (42,503,628)
                                                               ------------       ------------       -----------      ------------
   NET ASSETS
   Beginning of period .....................................    377,976,393        294,313,614        72,731,678       115,235,306
                                                               ------------       ------------       -----------      ------------
   End of period* ..........................................   $514,306,154       $377,976,393       $72,711,610      $ 72,731,678
                                                               ============       ============       ===========      ============

                                                                     LARGE CAP VALUE FUND                   MID CAP VALUE FUND
                                                             ----------------------------------   ----------------------------------
                                                                FOR THE SIX         FOR THE          FOR THE SIX         FOR THE
                                                                MONTHS ENDED       YEAR ENDED        MONTHS ENDED       YEAR ENDED
                                                             FEBRUARY 29, 2004  AUGUST 31, 2003   FEBRUARY 29, 2004  AUGUST 31, 2003
                                                             -----------------  ---------------   -----------------  ---------------
                                                                (UNAUDITED)                           (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ............................    $   210,035       $   456,136        $     44,655      $   293,385
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any .................      1,715,032        (5,079,850)          4,845,561       (2,354,765)
   Net change in unrealized appreciation from investments ..      7,712,932         7,821,931           4,464,337       12,356,003
                                                                -----------       -----------        ------------      -----------
   Net increase/(decrease) in net assets resulting from
     operations ............................................      9,637,999         3,198,217           9,354,553       10,294,623
                                                                -----------       -----------        ------------      -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ..............       (415,914)         (262,849)           (282,692)          (1,576)
   Net investment income Investor shares ...................        (40,176)          (26,147)            (10,717)              --
   Net realized capital gains Institutional shares .........             --          (380,478)                 --               --
   Net realized capital gains Investor shares ..............             --           (56,805)                 --               --
   Tax return of capital Institutional shares ..............             --                --                  --               --
   Tax return of capital Investor shares ...................             --                --                  --               --
                                                                -----------       -----------        ------------      -----------
   Total dividends and distributions to shareholders .......       (456,090)         (726,279)           (293,409)          (1,576)
                                                                -----------       -----------        ------------      -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 4) ...................     (1,481,188)       (6,593,547)        (10,254,800)      (6,386,579)
                                                                -----------       -----------        ------------      -----------
   Total increase/(decrease) in net assets .................      7,700,721        (4,121,609)         (1,193,656)       3,906,468
                                                                -----------       -----------        ------------      -----------
   NET ASSETS
   Beginning of period .....................................     48,837,959        52,959,568          60,211,130       56,304,662
                                                                -----------       -----------        ------------      -----------
   End of period* ..........................................    $56,538,680       $48,837,959        $ 59,017,474      $60,211,130
                                                                ===========       ===========        ============      ===========
                                                                       ALL-CAP VALUE FUND
                                                             -----------------------------------
                                                                FOR THE SIX          FOR THE
                                                                MONTHS ENDED        YEAR ENDED
                                                             FEBRUARY 29, 2004   AUGUST 31, 2003
                                                             -----------------   ---------------
                                                                (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ............................    $   11,976         $   15,648
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any .................       145,289            (42,196)
   Net change in unrealized appreciation from investments ..       623,536            479,313
                                                                ----------         ----------
   Net increase/(decrease) in net assets resulting from
     operations ............................................       780,801            452,765
                                                                ----------         ----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ..............       (20,303)            (6,990)
   Net investment income Investor shares ...................          (385)              (181)
   Net realized capital gains Institutional shares .........            --                 --
   Net realized capital gains Investor shares ..............            --                 --
   Tax return of capital Institutional shares ..............            --                 --
   Tax return of capital Investor shares ...................            --                 --
                                                                ----------         ----------
   Total dividends and distributions to shareholders .......       (20,688)            (7,171)
                                                                ----------         ----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 4) ...................       834,080            656,211
                                                                ----------         ----------
   Total increase/(decrease) in net assets .................     1,594,193          1,101,805
                                                                ----------         ----------
   NET ASSETS
   Beginning of period .....................................     2,995,736          1,893,931
                                                                ----------         ----------
   End of period* ..........................................    $4,589,929         $2,995,736
                                                                ==========         ==========
   *Includes undistributed net investment income/(loss) as follows:

                                                                FOR THE SIX         FOR THE
                                                                MONTHS ENDED       YEAR ENDED
                                                             FEBRUARY 29, 2004  AUGUST 31, 2003
                                                             -----------------  ---------------
                                                                (UNAUDITED)
   Small Cap Value Fund II .................................   $(1,503,118)         $     --
   Long/Short Equity Fund ..................................      (976,739)              (80)
   Large Cap Value Fund ....................................       210,035           456,088
   Mid Cap Value Fund Fund .................................        44,655           293,405
   All-Cap Value Fund ......................................        11,976             8,953

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 | SEMI-ANNUAL REPORT 2004 AND SEMI-ANNUAL REPORT 2004 | 33

BOSTON PARTNERS FAMILY OF FUNDS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                                                 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Contained below is per share operating  performance data for each class of shares  outstanding,  total investment return,  ratios to average net assets and other  supplemental  data for the respective  periods.  This  information  has been derived from  information provided in the financial statements.
------------------------------------------------------------------------------------------------------------------------------------

                               NET                                     DIVIDENDS TO  DISTRIBUTIONS TO   DISTRIBUTIONS TO
                              ASSET                    NET REALIZED    SHAREHOLDERS    SHAREHOLDERS       SHAREHOLDERS
                              VALUE,        NET       AND UNREALIZED     FROM NET        FROM NET             FROM
                            BEGINNING   INVESTMENT    GAIN/(LOSS) ON    INVESTMENT       REALIZED          TAX RETURN     REDEMPTION
                            OF PERIOD  INCOME/(LOSS)   INVESTMENTS        INCOME          GAINS            OF CAPITAL        FEES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+    $20.19      $(0.04)          $ 4.55         $   --          $(0.20)             $   --          $0.01
  8/31/03                     15.71       (0.09)**          4.55**           --              -- 4                --           0.02**
  8/31/02                     17.17       (0.13)**         (1.23)**          --           (0.21)                 --           0.11**
  8/31/01                     11.39       (0.05)**          6.05**           --           (0.29)                 --           0.07**
  8/31/00                      8.67       (0.01)            2.73             --              --                  --             --
  8/31/99                      7.62       (0.01)            1.06             --              --                  --             --

  INVESTOR CLASS
  9/1/03 through 2/29/04+    $20.00      $(0.08)          $ 4.52         $   --          $(0.20)             $   --          $0.01
  8/31/03                     15.61       (0.12)**          4.49**           --              -- 4                --           0.02**
  8/31/02                     17.09       (0.17)**         (1.21)**          --           (0.21)                 --           0.11**
  8/31/01                     11.36       (0.09)**          6.04**           --           (0.29)                 --           0.07**
  8/31/00                      8.65       (0.03)            2.74             --              --                  --             --
  8/31/99                      7.63       (0.02)            1.04             --              --                  --             --
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+    $14.31      $ 0.21           $(0.14)        $   --          $   --              $   --          $0.01
  8/31/03                     15.17       (0.28)**          0.10**           --           (0.51)              (0.20)          0.03**
  8/31/02                     15.88        0.05**          (0.31)**       (0.02)          (0.50)                 --           0.07**
  8/31/01                     10.57        0.07**           5.14**        (0.13)             --                  --           0.23**
  8/31/00                      9.46        0.13             1.12          (0.14)             --                  --             --
  11/17/98* to 8/31/99        10.00        0.12            (0.66)            --              --                  --             --

  INVESTOR CLASS
  9/1/03 through 2/29/04+    $14.27      $ 0.16           $(0.11)        $   --          $   --              $   --          $0.01
  8/31/03                     15.13       (0.31)**          0.10**           --           (0.51)              (0.17)          0.03**
  8/31/02                     15.87        0.04**          (0.33)**       (0.01)          (0.50)                 --           0.06**
  8/31/01                     10.57        0.03**           5.18**        (0.11)             --                  --           0.20**
  8/31/00                      9.43        0.11             1.16          (0.13)             --                  --             --
  11/17/98* to 8/31/99        10.00        0.06            (0.63)            --              --                  --             --

                                                             RATIO OF           RATIO OF           RATIO OF           RATIO OF
                                                            EXPENSES TO        EXPENSES TO        EXPENSES TO        EXPENSES TO
                                                            AVERAGE NET        AVERAGE NET        AVERAGE NET        AVERAGE NET
                            NET                   NET       ASSETS WITH        ASSETS WITH       ASSETS WITHOUT     ASSETS WITHOUT
                           ASSET                 ASSETS,    WAIVERS AND        WAIVERS AND        WAIVERS AND        WAIVERS AND
                           VALUE,      TOTAL     END OF    REIMBURSEMENTS     REIMBURSEMENTS     REIMBURSEMENTS     REIMBURSEMENTS
                           END OF   INVESTMENT   PERIOD      (INCLUDING         (EXCLUDING         (EXCLUDING         (INCLUDING
                           PERIOD   RETURN 1,2    (000)   DIVIDEND EXPENSE)  DIVIDEND EXPENSE)  DIVIDEND EXPENSE)  DIVIDEND EXPENSE)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+  $24.51      22.50%   $146,712        1.49%                --%                --%              1.49%
  8/31/03                   20.19      28.55      98,383        1.55                 --                 --               1.79
  8/31/02                   15.71      (7.39)     40,475        1.55                 --                 --               1.71
  8/31/01                   17.17      54.57      21,547        1.55                 --                 --               2.03
  8/31/00                   11.39      31.43       1,965        1.55                 --                 --              14.23
  8/31/99                    8.67      13.78       1,309        1.55                 --                 --              17.84

  INVESTOR CLASS
  9/1/03 through 2/29/04+  $24.24      22.32%   $367,594        1.74%                --%                --%              1.74%
  8/31/03                   20.00      28.16     279,593        1.80                 --                 --               2.04
  8/31/02                   15.61      (7.54)    253,838        1.79                 --                 --               1.92
  8/31/01                   17.09      54.27     230,507        1.77                 --                 --               2.13
  8/31/00                   11.36      31.33         382        1.77                 --                 --              14.33
  8/31/99                    8.65      13.37         293        1.80                 --                 --              18.09
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+  $14.39       0.56%   $ 58,150        3.38%              2.50%              2.68%              3.21%
  8/31/03                   14.31      (1.13)     57,351        3.05               2.50               2.90               3.44
  8/31/02                   15.17      (1.17)     65,951        3.04               2.50               2.85               3.39
  8/31/01                   15.88      51.85      25,857        3.22               2.50               4.25               4.97
  8/31/00                   10.57      13.74       1,080        2.86               2.50              21.86              22.22
  11/17/98* to 8/31/99       9.46      (5.40)        941        2.91 3             2.50 3            26.36 3            26.77

  INVESTOR CLASS
  9/1/03 through 2/29/04+  $14.33       0.42%   $ 14,562        3.63%              2.75%              2.93%              3.45%
  8/31/03                   14.27      (1.32)     15,381        3.32               2.75               3.12               3.69
  8/31/02                   15.13      (1.44)     49,284        3.29               2.75               3.06               3.60
  8/31/01                   15.87      51.51      11,244        3.44               2.72               4.35               5.07
  8/31/00                   10.57      13.87         310        3.08               2.72              21.96              22.32
  11/17/98* to 8/31/99       9.43      (5.70)        231        3.16 3             2.75 3            26.61 3            27.02

                           RATIOS OF NET
                            INVESTMENT
                            INCOME TO
                              AVERAGE
                            NET ASSETS
                           WITH WAIVERS    PORTFOLIO
                                AND         TURNOVER
                           REIMBURSEMENTS     RATE
----------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+     (0.50)%         18.04%
  8/31/03                     (0.54)          72.72
  8/31/02                     (0.76)         119.30
  8/31/01                     (0.32)          35.50
  8/31/00                     (0.18)         161.75
  8/31/99                     (0.17)          87.48

  INVESTOR CLASS
  9/1/03 through 2/29/04+     (0.75)%         18.04%
  8/31/03                     (0.77)          72.72
  8/31/02                     (1.00)         119.30
  8/31/01                     (0.54)          35.50
  8/31/00                     (0.40)         161.75
  8/31/99                     (0.42)          87.48
----------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------

  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+     (2.57)%        143.82%
  8/31/03                     (1.94)         282.36
  8/31/02                      0.30          219.52
  8/31/01                      0.46          332.25
  8/31/00                      1.12          363.34
  11/17/98* to 8/31/99         1.57 3        218.41

  INVESTOR CLASS
  9/1/03 through 2/29/04+     (2.81)%        143.82%
  8/31/03                     (2.13)         282.36
  8/31/02                      0.27          219.52
  8/31/01                      0.24          332.25
  8/31/00                      0.90          363.34
  11/17/98* to 8/31/99         1.32 3        218.41

----------------
*  Commencement of operations.
** Calculated based on average shares outstanding for the period.
+  Unaudited.
1 Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2  Redemption fees are reflected in total return calculations.
3  Annualized.
4  Amount is less than $.01 per share.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34 | SEMI-ANNUAL REPORT 2004 AND SEMI-ANNUAL REPORT 2004 | 35

BOSTON PARTNERS FAMILY OF FUNDS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                                                                    PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Contained below is per share operating  performance data for each class of shares  outstanding,  total investment return,  ratios to average net assets and other  supplemental  data for the respective  periods.  This  information  has been derived from  information provided in the financial statements.
------------------------------------------------------------------------------------------------------------------------------------

                               NET                                       DIVIDENDS TO     DISTRIBUTIONS TO    NET
                              ASSET                    NET REALIZED      SHAREHOLDERS       SHAREHOLDERS     ASSET
                              VALUE,        NET       AND UNREALIZED       FROM NET           FROM NET       VALUE,        TOTAL
                            BEGINNING   INVESTMENT    GAIN/(LOSS) ON      INVESTMENT          REALIZED       END OF     INVESTMENT
                            OF PERIOD  INCOME/(LOSS)   INVESTMENTS          INCOME             GAINS         PERIOD       RETURN 1
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+    $10.84       $ 0.05          $ 2.05            $(0.10)            $   --        $12.84         19.46%
  8/31/03                     10.33         0.09**          0.57**           (0.06)             (0.09)        10.84          6.54
  8/31/02                     13.52         0.08**         (1.54)**          (0.12)             (1.61)        10.33        (12.67)
  8/31/01                     12.82         0.12**          1.10**           (0.13)             (0.39)        13.52          9.65
  8/31/00                     12.24         0.14            1.25             (0.11)             (0.70)        12.82         11.99
  8/31/99                     10.58         0.05            1.76             (0.04)             (0.11)        12.24         17.12

  INVESTOR CLASS
  9/1/03 through 2/29/04+    $11.01       $ 0.03          $ 2.08            $(0.07)            $   --        $13.05         19.27%
  8/31/03                     10.50         0.07**          0.57**           (0.04)             (0.09)        11.01          6.22
  8/31/02                     13.73         0.04**         (1.56)**          (0.10)             (1.61)        10.50        (12.87)
  8/31/01                     13.02         0.09**          1.13**           (0.12)             (0.39)        13.73          9.45
  8/31/00                     12.36         0.10            1.27             (0.01)             (0.70)        13.02         11.67
  8/31/99                     10.70         0.15            1.65             (0.03)             (0.11)        12.36         16.86
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+    $11.57       $ 0.01          $ 2.04            $(0.07)            $   --        $13.55         17.78%
  8/31/03                      9.69         0.05**          1.83**              -- 2               --         11.57         19.41
  8/31/02                     12.55         0.00**         (0.94)**          (0.06)             (1.86)         9.69         (8.97)
  8/31/01                     11.66         0.04**          0.91**           (0.06)                --         12.55          8.23
  8/31/00                     11.47         0.06            0.29             (0.02)             (0.14)        11.66          3.21
  8/31/99                      9.48         0.02            1.98             (0.01)                --         11.47         21.08

  INVESTOR CLASS
  9/1/03 through 2/29/04+    $11.43       $ 0.00 2        $ 2.01            $(0.04)            $   --        $13.40         17.59%
  8/31/03                      9.58         0.02**          1.83**              --                 --         11.43         19.31
  8/31/02                     12.43        (0.02)**        (0.94)**          (0.03)             (1.86)         9.58         (9.26)
  8/31/01                     11.55         0.01**          0.91**           (0.04)                --         12.43          7.96
  8/31/00                     11.38         0.03            0.28                --              (0.14)        11.55          2.90
  8/31/99                      9.42        (0.01)           1.97                --                 --         11.38         20.81

                                          RATIO OF         RATIO OF            RATIO OF NET
                               NET       EXPENSES TO      EXPENSES TO           INVESTMENT
                              ASSETS,    AVERAGE NET      AVERAGE NET       INCOME TO AVERAGE
                              END OF     ASSETS WITH    ASSETS WITHOUT          NET ASSETS        PORTFOLIO
                              PERIOD     WAIVERS AND      WAIVERS AND          WITH WAIVERS       TURNOVER
                              (000)     REIMBURSEMENTS   REIMBURSEMENTS     AND REIMBURSEMENTS      RATE
------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+    $ 49,286        1.00%             1.21%                 0.82%           25.58%
  8/31/03                      43,722        1.00              1.41                  0.94            81.13
  8/31/02                      45,067        1.00              1.40                  0.62            88.65
  8/31/01                      40,368        1.00              1.43                  0.89           105.71
  8/31/00                      39,897        1.00              1.43                  0.92           120.99
  8/31/99                      53,112        1.00              1.30                  0.61           156.16

  INVESTOR CLASS
  9/1/03 through 2/29/04+    $  7,252        1.25%             1.46%                 0.53%           25.58%
  8/31/03                       5,116        1.25              1.66                  0.66            81.13
  8/31/02                       7,893        1.25              1.61                  0.37            88.65
  8/31/01                       3,746        1.22              1.53                  0.67           105.71
  8/31/00                       1,414        1.22              1.53                  0.70           120.99
  8/31/99                       1,637        1.25              1.55                  0.36           156.16
------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+    $ 54,791        1.00%             1.26%                 0.17%           29.69%
  8/31/03                      57,052        1.00              1.40                  0.55            77.87
  8/31/02                      50,073        1.00              1.33                  0.01            99.23
  8/31/01                     116,605        1.00              1.30                  0.29           234.52
  8/31/00                     152,696        1.00              1.24                  0.53           206.65
  8/31/99                     173,224        1.00              1.25                  0.17           200.09

  INVESTOR CLASS
  9/1/03 through 2/29/04+    $  4,226        1.25%             1.52%                (0.06)%          29.69%
  8/31/03                       3,159        1.25              1.65                  0.21            77.87
  8/31/02                       6,232        1.25              1.57                 (0.18)           99.23
  8/31/01                       1,787        1.22              1.40                  0.07           234.52
  8/31/00                       1,929        1.22              1.34                  0.31           206.65
  8/31/99                       2,762        1.25              1.50                  0.01           200.09

----------------
** Calculated based on average shares outstanding for the period.
+  Unaudited.
1 Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.
2  Amount is less than $.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36 | SEMI-ANNUAL REPORT 2004 AND SEMI-ANNUAL REPORT 2004 | 37

BOSTON PARTNERS FAMILY OF FUNDS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                                                                     PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Contained below is per share operating  performance data for each class of shares  outstanding,  total investment return,  ratios to average net assets and other  supplemental  data for the respective  periods.  This  information  has been derived from  information provided in the financial statements.
------------------------------------------------------------------------------------------------------------------------------------


                               NET                                          DIVIDENDS TO    DISTRIBUTIONS TO                  NET
                              ASSET                        NET REALIZED     SHAREHOLDERS      SHAREHOLDERS                   ASSET
                              VALUE,          NET         AND UNREALIZED      FROM NET          FROM NET                     VALUE,
                            BEGINNING     INVESTMENT      GAIN/(LOSS) ON     INVESTMENT         REALIZED      REDEMPTION     END OF
                            OF PERIOD    INCOME/(LOSS)     INVESTMENTS         INCOME            GAINS           FEES        PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALL-CAP VALUE FUND
------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+    $10.82         $0.04             $ 2.48          $(0.07)            $  --          $  --        $13.27
  8/31/03                      9.45          0.06               1.34           (0.03)               --             --         10.82
  7/1/02* to 8/31/02          10.00            --              (0.55)             --                --             --          9.45

  INVESTOR CLASS
  9/1/03 through 2/29/04+    $10.80         $0.03             $ 2.47          $(0.07)            $  --          $  --        $13.26
  8/31/03                      9.44          0.04               1.34           (0.02)               --             --         10.80
  7/1/02* to 8/31/02          10.00            --              (0.56)             --                --             --          9.44

                                                       RATIO OF          RATIO OF          RATIO OF NET
                                           NET       EXPENSES TO       EXPENSES TO           INVESTMENT
                                          ASSETS,    AVERAGE NET       AVERAGE NET       INCOME TO AVERAGE
                              TOTAL       END OF     ASSETS WITH      ASSETS WITHOUT          NET ASSETS       PORTFOLIO
                            INVESTMENT    PERIOD     WAIVERS AND       WAIVERS AND           WITH WAIVERS      TURNOVER
                             RETURN 1,2    (000)    REIMBURSEMENTS    REIMBURSEMENTS     AND REIMBURSEMENTS      RATE
------------------------------------------------------------------------------------------------------------------------
ALL-CAP VALUE FUND
------------------
  INSTITUTIONAL CLASS
  9/1/03 through 2/29/04+     23.31%      $ 4,380       1.25%               6.39%              0.65%            14.73%
  8/31/03                     14.84         2,890       1.25                9.49               0.62             38.36
  7/1/02* to 8/31/02          (5.50)        1,810       1.25 3             14.54 3             0.16 3            6.61 3

  INVESTOR CLASS
  9/1/03 through 2/29/04+     23.13%      $   210       1.50%               6.65%              0.46%            14.73%
  8/31/03                     14.63           106       1.50                9.88               0.41             38.36
  7/1/02* to 8/31/02          (5.60)           84       1.50 3             15.34 3            (0.01) 3           6.61 3

----------
*  Commencement of operations.
+  Unaudited.
1 Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2  Redemption fees are reflected in total return calculations.
3  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38 | SEMI-ANNUAL REPORT 2004 AND SEMI-ANNUAL REPORT 2004 | 39

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including Boston Partners Small Cap Value Fund II ("Small Cap Value Fund II"), Boston Partners Long/Short Equity Fund ("Long/Short Equity Fund"), Boston Partners Large Cap Value Fund ("Large Cap Value Fund"), Boston Partners Mid Cap Value Fund ("Mid Cap Value Fund") and Boston Partners All-Cap Value Fund ("All-Cap Value Fund") (each a "Fund", collectively the "Funds"). The Funds each offer two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion are currently classified into ninety-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. Eastern time on each business day. Each Fund's securities are valued at the closing price or the last reported sale price on the national securities exchange or in the principal over-the-counter market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. In determining the approximate market value of securities, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("Repurchase Agreements"). The financial institutions with whom the Funds enter into Repurchase Agreements are banks and broker/dealers that Boston Partners Asset Management, L.L.C. (the "Investment Adviser" or "Boston Partners") considers creditworthy. The seller under a Repurchase Agreement will be required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. There were no Repurchase Agreements outstanding as of February 29, 2004.


40 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     SHORT SALES -- When the Investment Adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

     OPTIONS -- The All-Cap Value Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.


                                                    SEMI-ANNUAL REPORT 2004 | 41

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The All-Cap Value Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The All-Cap Value Fund had transactions in options written during the six months ended February 29, 2004 as follows:

                                                          NUMBER OF     PREMIUMS
                                                          CONTRACTS     RECEIVED
                                                          ----------    --------
Options outstanding at August 31, 2003                        54        $15,517
Options written                                              122         22,608
Options terminated in closing purchase transactions          (20)        (5,830)
Options expired                                                0              0
Options exercised                                              0              0
                                                             ---        -------
Options outstanding at February 29, 2004                     156        $32,295
                                                             ===        =======

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     LINE OF CREDIT -- Each portfolio may borrow an amount up to its prospectus-defined limitations, from a committed line of credit available to the Funds in the Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate. The Boston Partners Fund Family paid an annual initiation fee of $5,000. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the Boston Partners Fund Family. The Funds had no outstanding borrowings at February 29, 2004 or at any time during the six months ended February 29, 2004.


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, L.L.C., a wholly owned subsidiary of Robeco, USA, serves as the Funds' Investment Adviser. For its advisory services, Boston Partners is entitled to receive 1.25% of the Small Cap Value Fund II's average daily net assets, 2.25% of the Long/Short Equity Fund's average daily net assets, 0.75% of the Large Cap Value Fund's average daily net assets, 0.80% of the Mid Cap Value Fund's average daily net assets and 1.00% of the All-Cap Value Fund's average daily net assets and, each accrued daily and payable monthly.

     The adviser has agreed to limit the Small Cap Value Fund II's total operating expenses to the extent that such expenses exceed 1.55% and 1.80% of the Small Cap Value Fund II's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Long/Short Equity Fund's total operating expenses to the extent that such expenses exceed 2.50% and 2.75%, excluding short sale dividend expense of the Long/Short Equity Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Large Cap Value Fund's and the Mid Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.00% and 1.25% of the Large Cap Value Fund's and the Mid Cap Value Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the All-Cap Value Fund's total operating expenses to the extent that such expenses


42 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

exceeded 1.25% and 1.50% of the All-Cap Value Fund's average daily net assets for the Institutional and Investor Classes, respectively. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. For the six months ended February 29, 2004, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                               GROSS                                    NET                EXPENSE
FUND                                       ADVISORY FEES          WAIVERS          ADVISORY FEES        REIMBURSEMENT
----                                       -------------          -------          -------------        -------------
Small Cap Value Fund II                     $2,771,791           $     --            $2,771,791            $    --
Long/Short Equity Fund                         836,270            (70,739)              765,531                 --
Large Cap Value Fund                           200,785            (56,417)              144,368                 --
Mid Cap Value Fund                             231,513            (76,278)              155,235                 --
All-Cap Value Fund                              18,572            (18,572)                   --             38,361

     The Funds will not pay the adviser at a later time for any amounts they waived or any amounts they assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing accounting and administration services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of the Funds' average daily net assets with a minimum of $70,000 annually.

     For providing regulatory administrative services to RBB, PFPC Inc. is entitled to receive compensation as agreed to by RBB and PFPC. This agreement commenced on June 1, 2003. This fee is charged to all funds in proportion to their net asets of the RBB Funds. For the six months ended February 29, 2004 the Funds' portions of this fee were $33,705, $6,164, $4,550, $5,096 and $289 for the Small Cap Value Fund II, Long/Short Equity Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.

     PFPC voluntarily waived a portion of its accounting and administrative services fees for the Funds. For the six months ended February 29, 2004, fees and waivers were as follows:

                             GROSS ACCOUNTING                   NET ACCOUNTING
                            AND ADMINISTRATION                AND ADMINISTRATION
FUND                               FEES            WAIVERS           FEES
----                        ------------------    ---------   ------------------
All-Cap Value Fund                $37,584         $(17,500)         $20,084

     In addition, PFPC serves as the Funds' transfer and disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the All-Cap Value Fund. For the six months ended February 29, 2004, PFPC's transfer agency fees and waivers for the All-Cap Value Fund were as follows:

                               GROSS TRANSFER                   NET TRANSFER
FUND                             AGENCY FEES        WAIVERS      AGENCY FEES
----                          --------------      ---------    ------------
All-Cap Value Fund                $36,078          $(18,000)       $18,078

     PFPC Distributors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive a monthly fee of $5,208.33 which is allocated to the Funds in proportion to their net assets.


                                                    SEMI-ANNUAL REPORT 2004 | 43

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds. As compensation for such custodial services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.010% of the Funds' average daily gross assets or a minimum fee of $12,000 annually. PFPC Trust Co. voluntarily waived a portion of its custodial fees for the All-Cap Value Fund. For the six months ended February 29, 2004, custodial fees and waivers for the All-Cap Value Fund were as follows:

                              GROSS CUSTODIAL                      NET CUSTODIAL
FUND                               FEES              WAIVERS            FEES
----                          ---------------        --------      -------------
All-Cap Value Fund                $8,240             $(3,000)          $5,240

     The Funds will not pay PFPC or PFPC's affiliates at a later time for any amounts they waived or any amounts they assumed.

     At February 29, 2004, PFPC and its affiliates were due fees for their services of $80,204, $29,915, $17,568, $16,923 and $9,369 from the Small Cap
Value Fund II, Long/Short Equity Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.


3.   INVESTMENT IN SECURITIES

     For the six months ended February 29, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                    INVESTMENT SECURITIES
                                               ------------------------------
FUND                                             PURCHASES           SALES
----                                           ------------      ------------
Small Cap Value Fund II                        $118,442,334      $ 76,589,219
Long/Short Equity Fund                          102,299,056       120,593,295
Large Cap Value Fund                             13,261,197        14,351,398
Mid Cap Value Fund                               16,430,551        25,319,349
All-Cap Value Fund                                1,117,513           526,876


44 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2004, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                             SMALL CAP VALUE FUND II
                                        --------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                  FOR THE
                                              FEBRUARY 29, 2004                   YEAR ENDED
                                                 (UNAUDITED)                    AUGUST 31, 2003
                                        ---------------------------       ----------------------------
                                          SHARES            VALUE           SHARES             VALUE
                                        ----------      -----------       ----------      ------------
INSTITUTIONAL CLASS
   Sales .............................   1,705,660      $36,878,202        3,602,488      $ 57,745,065
   Repurchases .......................    (639,769)     (14,173,999)      (1,306,616)      (20,258,455)
   Redemption Fees* ..................          --           34,318               --            65,586
   Reinvestments .....................      48,875        1,094,808              810            12,113
                                        ----------      -----------       ----------      ------------
Net Increase / (Decrease).............   1,114,766      $23,833,329        2,296,682      $ 37,564,309
                                        ==========      ===========       ==========      ============
INVESTOR CLASS
   Sales .............................   2,461,783       54,364,772        4,837,896      $ 82,360,580
   Repurchases .......................  (1,407,414)     (30,754,075)      (7,128,794)     (105,829,090)
   Redemption Fees ...................          --           86,902               --           312,382
   Reinvestments .....................     131,225        2,909,247            3,757            55,758
                                        ----------      -----------       ----------      ------------
Net Increase / (Decrease).............   1,185,594      $26,606,846       (2,287,141)     $(23,100,370)
                                        ==========      ===========       ==========      ============

                                                             LONG/SHORT EQUITY FUND
                                        --------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                  FOR THE
                                              FEBRUARY 29, 2004                   YEAR ENDED
                                                 (UNAUDITED)                    AUGUST 31, 2003
                                        ---------------------------       ----------------------------
                                          SHARES            VALUE           SHARES             VALUE
                                        ----------      -----------       ----------      ------------
INSTITUTIONAL CLASS
   Sales .............................   1,403,704      $20,180,460        1,681,429      $ 24,544,313
   Repurchases .......................  (1,370,854)     (19,755,811)      (2,215,274)      (32,149,027)
   Redemption Fees* ..................          --           39,968               --           116,881
   Reinvestments .....................          --               --          193,425         2,827,683
                                        ----------      -----------       ----------      ------------
Net Increase / (Decrease).............      32,850      $   464,617         (340,420)     $ (4,660,150)
                                        ==========      ===========       ==========      ============
INVESTOR CLASS
   Sales .............................     260,496      $ 3,753,082          382,088      $  5,541,664
   Repurchases .......................    (322,493)      (4,628,578)      (2,697,620)      (38,976,974)
   Redemption Fees ...................          --            9,787               --            79,825
   Reinvestments .....................          --               --          136,483         1,991,288
                                        ----------      -----------       ----------      ------------
Net Increase / (Decrease).............     (61,997)     $  (865,709)      (2,179,049)     $(31,364,197)
                                        ==========      ===========       ==========      ============

                                                    SEMI-ANNUAL REPORT 2004 | 45

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                LARGE CAP VALUE FUND
                                        --------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                  FOR THE
                                              FEBRUARY 29, 2004                   YEAR ENDED
                                                 (UNAUDITED)                    AUGUST 31, 2003
                                        ---------------------------       ----------------------------
                                          SHARES            VALUE           SHARES             VALUE
                                        ----------      -----------       ----------      ------------
INSTITUTIONAL CLASS
   Sales .............................     215,744      $ 2,480,138        1,283,473      $ 12,551,509
   Repurchases .......................    (443,420)      (5,430,534)      (1,677,587)      (17,136,986)
   Reinvestments .....................      34,867          415,263           65,681           642,365
                                        ----------      -----------       ----------      ------------
Net Increase / (Decrease).............    (192,809)     $(2,535,133)        (328,433)     $ (3,943,112)
                                        ==========      ===========       ==========      ============
INVESTOR CLASS
   Sales .............................     179,140      $ 2,140,461          183,613      $  1,870,286
   Repurchases .......................     (91,306)      (1,126,680)        (478,804)       (4,601,207)
   Reinvestments .....................       3,317           40,164            8,081            80,486
                                        ----------      -----------       ----------      ------------
Net Increase / (Decrease).............      91,151      $ 1,053,945         (287,110)     $ (2,650,435)
                                        ==========      ===========       ==========      ============

                                                               MID CAP VALUE FUND
                                        --------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                  FOR THE
                                              FEBRUARY 29, 2004                   YEAR ENDED
                                                 (UNAUDITED)                    AUGUST 31, 2003
                                        ---------------------------       ----------------------------
                                          SHARES            VALUE           SHARES             VALUE
                                        ----------      -----------       ----------      ------------
INSTITUTIONAL CLASS
   Sales .............................     244,351      $ 3,106,543        1,958,419      $ 18,368,866
   Repurchases .......................  (1,145,757)     (14,067,928)      (2,199,168)      (21,583,778)
   Reinvestments .....................      16,114          203,846              127             1,202
                                        ----------      -----------       ----------      ------------
Net Increase / (Decrease).............    (885,292)     $(10,757,539)       (240,622)     $ (3,213,710)
                                        ==========      ===========       ==========      ============
INVESTOR CLASS
   Sales .............................      72,775      $   918,529          167,694      $  1,797,768
   Repurchases .......................     (34,556)        (426,378)        (541,625)       (4,970,637)
   Reinvestments .....................         846           10,588               --                --
                                        ----------      -----------       ----------      ------------
Net Increase / (Decrease).............      39,065      $   502,739         (373,931)     $ (3,172,869)
                                        ==========      ===========       ==========      ============


46 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                ALL-CAP VALUE FUND
                                        --------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                  FOR THE
                                              FEBRUARY 29, 2004                   YEAR ENDED
                                                 (UNAUDITED)                    AUGUST 31, 2003
                                        ---------------------------       ----------------------------
                                          SHARES            VALUE           SHARES             VALUE
                                        ----------      -----------       ----------      ------------
INSTITUTIONAL CLASS
   Sales .............................    61,975         $741,435           78,400          $677,906
   Repurchases .......................      (195)          (2,379)          (3,504)          (32,342)
   Reinvestments .....................     1,362           16,593              604             5,490
                                          ------         --------           ------          --------
Net Increase / (Decrease).............    63,142         $755,649           75,500          $651,054
                                          ======         ========           ======          ========
INVESTOR CLASS
   Sales .............................     6,897         $ 88,964            2,792          $ 24,996
   Repurchases .......................      (859)         (10,918)          (1,916)          (20,020)
   Reinvestments .....................        31              385               20               181
                                          ------         --------           ------          --------
Net Increase / (Decrease).............     6,069         $ 78,431              896          $  5,157
                                          ======         ========           ======          ========

     *There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the Small Cap Value Fund II. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the Long/Short Equity Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.


5.   PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commmission's website at http://www.sec.gov.


6.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2004, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                                                                                       NET UNREALIZED
                                            FEDERAL TAX         UNREALIZED          UNREALIZED          APPRECIATION/
FUND                                           COST            APPRECIATION        DEPRECIATION         DEPRECIATION
----                                       ------------        ------------        ------------        --------------
Small Cap Value Fund II                    $400,563,917        $124,087,293        $(9,755,619)         $114,331,674
Long/Short Equity Fund                       16,426,946          13,415,505         (5,430,305)            7,985,200
Large Cap Value Fund                         46,476,974          10,227,742           (192,583)           10,035,159
Mid Cap Value Fund                           46,617,287          12,901,018           (397,156)           12,503,862
All-Cap Value Fund                            3,514,879           1,069,939            (53,166)            1,016,773

                                                    SEMI-ANNUAL REPORT 2004 | 47

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------

     As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                           UNDISTRIBUTED       UNDISTRIBUTED
                                             ORDINARY            LONG-TERM
FUND                                          INCOME               GAINS
------                                     -------------       -------------
Small Cap Value Fund II                       $     --            $833,321
Long/Short Equity Fund                              --                  --
Large Cap Value Fund                           456,086                  --
Mid Cap Value Fund                             293,405                  --
All-Cap Value Fund                               8,953                  --

     At August 31, 2003, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                   EXPIRING AUGUST 31,
FUND                                            2010               2011
------                                        --------          ----------
Long/Short Equity Fund                        $     --          $1,343,012
Large Cap Value Fund                                --           3,971,561
Mid Cap Value Fund                             419,138           1,542,746
All-Cap Value Fund                                  --              26,692

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2003, the Long/Short Equity Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund incurred post-October capital losses of $10,748,066, $3,473,304, $1,039,671 and $24,220, respectively. For the year ended August 31, 2003, the Long/Short Equity Fund incurred post-October currency losses of $80. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                                                        TAX
                                             ORDINARY            LONG-TERM           RETURN OF
FUND                                          INCOME               GAINS              CAPITAL               TOTAL
----                                       -----------          ----------           ----------          -----------
Small Cap Value Fund II
                              2003         $        --          $   71,052                   --          $    71,052
                              2002           4,099,661             238,190                   --            4,337,851
Long/Short Equity Fund
                              2003         $ 3,586,634          $       --           $1,315,424          $ 4,902,058
                              2002           1,290,287              86,215                   --            1,376,502
Large Cap Value Fund
                              2003         $   289,984          $  436,295                   --          $   726,279
                              2002           3,666,759           2,195,046                   --            5,861,805
Mid Cap Value Fund
                              2003         $     1,576          $       --                   --          $     1,576
                              2002          13,058,496                  --                   --           13,058,496
All-Cap Value Fund
                              2003         $     7,171          $       --                   --          $     7,171
                              2002                  --                  --                   --                   --

48 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND MANAGEMENT (Unaudited)
--------------------------------------------------------------------------------

     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (888) 261-4073.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                            POSITION(S)    TERM OF OFFICE             PRINCIPAL OCCUPATION(S)         PORTFOLIOS IN       OTHER
   NAME, ADDRESS,              HELD         AND LENGTH OF                    DURING PAST               FUND COMPLEX    DIRECTORSHIPS
  AND DATE OF BIRTH          WITH FUND      TIME SERVED 1                      5 YEARS                 OVERSEEN BY        HELD BY
                                                                                                         DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky            Director     1988 to present   Since 1969, Director and Vice Chairman,        16            Director,
Comcast Corporation                                         Comcast Corporation (cable television                         Comcast
1500 Market Street,                                         and communications); Director, NDS Group                   Corporation
35th Floor                                                  PLC (provider of systems and
Philadelphia, PA 19102                                      applications for digital pay TV).
DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay             Director     1988 to present   Since 2000, Vice President, Fox Chase          16              None
Fox Chase Cancer Center                                     Cancer Center (biomedical research and
333 Cottman Avenue                                          medical care); prior to 2000, Executive
Philadelphia, PA 19111                                      Vice President, Fox Chase Cancer Center.
DOB: 12/06/35
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman           Director     1991 to present   Since December 2000, Director, Gabelli         16              None
106 Pierrepont Street                                       Partners, L.P. (an investment
Brooklyn, NY  11201                                         partnership); Chief Operating Officer
DOB: 5/21/48                                                and member of the Board of Directors of
                                                            Outercurve Technologies (wireless
                                                            enabling services) until April 2001;
                                                            Chief Operating Officer and member of
                                                            the Executive Operating Committee of
                                                            Warburg Pincus Asset Management, Inc.;
                                                            Executive Officer and Director of Credit
                                                            Suisse Asset Management Securities,
                                                            Inc. (formerly Counsellors Securities,
                                                            Inc.) and Director/Trustee of various
                                                            investment companies advised by Warburg
                                                            Pincus Asset Management, Inc. until
                                                            September 15, 1999; Prior to 1997,
                                                            Managing Director of Warburg Pincus
                                                            Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg          Director     1991 to present   Since 1974, Chairman, Director and             16             Director,
Moyco Technologies, Inc.                                    President, Moyco Technologies, Inc.                             Moyco
200 Commerce Drive                                          (manufacturer of precision coated and                      Technologies,
Montgomeryville, PA 18936                                   industrial abrasives). Since 1999,                              Inc.
DOB: 3/24/34                                                Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------


                                                        ANNUAL REPORT 2003  | 49

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND MANAGEMENT (Unaudited) (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                            POSITION(S)    TERM OF OFFICE             PRINCIPAL OCCUPATION(S)         PORTFOLIOS IN       OTHER
   NAME, ADDRESS,              HELD         AND LENGTH OF                    DURING PAST               FUND COMPLEX    DIRECTORSHIPS
  AND DATE OF BIRTH          WITH FUND      TIME SERVED 1                      5 YEARS                 OVERSEEN BY        HELD BY
                                                                                                         DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                          INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky             Director     1991 to present   Since July 2002, Senior Vice President         16              None
Oppenheimer & Company, Inc.                                 and prior thereto, Executive Vice
200 Park Avenue                                             President of Oppenheimer & Co., Inc.,
New York, NY 10166                                          formerly Fahnestock & Co., Inc. (a
DOB: 4/16/38                                                registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall           Director     2002 to present   Director of PFPC Inc. from January 1987        16              None
400 Bellevue Parkway                                        to April 2002, Chairman and Chief
Wilmington, DE 19809                                        Executive Officer of PFPC Inc. until
DOB: 9/25/38                                                April 2002, Executive Vice President of
                                                            PNC Bank, National Association from
                                                            October 1981 to April 2002, Director of
                                                            PFPC International Ltd. (financial
                                                            services) from August 1993 to April
                                                            2002, Director of PFPC International
                                                            (Cayman) Ltd. (financial services) from
                                                            September 1996 to April 2002, and
                                                            Director of International Dollar Reserve
                                                            Fund, Ltd. (Cayman mutual fund company)
                                                            from September 1993 to present; Governor
                                                            of the Investment Company Institute
                                                            (investment company industry trade
                                                            organization) from July 1996 to January
                                                            2002; Director of PNC Asset Management,
                                                            Inc. (investment advisory) from
                                                            September 1994 to March 1998; Director
                                                            of PNC National Bank from October 1995
                                                            to November 1997; Director of Haydon
                                                            Bolts, Inc. (bolt manufacturer) and
                                                            Parkway Real Estate Company (subsidiary
                                                            of Haydon Bolts, Inc.) since 1984. Mr.
                                                            Carnall provides consulting services
                                                            from time to time to PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

50 | SEMI-ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND MANAGEMENT (Unaudited) (concluded)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                            POSITION(S)    TERM OF OFFICE             PRINCIPAL OCCUPATION(S)         PORTFOLIOS IN       OTHER
   NAME, ADDRESS,              HELD         AND LENGTH OF                    DURING PAST               FUND COMPLEX    DIRECTORSHIPS
  AND DATE OF BIRTH          WITH FUND      TIME SERVED 1                      5 YEARS                 OVERSEEN BY        HELD BY
                                                                                                         DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach             President     1991 to present   Certified Public Accountant; Vice              N/A             N/A
400 Bellevue Parkway           and               and        Chairman of the Board, Fox Chase Cancer
4th Floor                   Treasurer     1988 to present   Center; Trustee Emeritus, Pennsylvania
Wilmington, DE 19809                                        School for the Deaf; Trustee Emeritus,
DOB: 6/29/24                                                Immaculata University; President or Vice
                                                            President and Treasurer of various
                                                            investment companies advised by
                                                            subsidiaries of PNC Bank Corp. from 1981
                                                            to 1997; Managing General Partner,
                                                            President and Treasurer of Chestnut
                                                            Street Exchange Fund; Director of the
                                                            Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. King                 Secretary      Since 2003      Since 2000, Vice President and Counsel,        N/A             N/A
301 Bellevue Parkway                                        PFPC Inc. (financial services company);
2nd Floor                                                   Associate, Stradley, Ronon, Stevens &
Wilmington, DE 19809                                        Young, LLC (law firm) from 1996-2000.
DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                                                         ANNUAL REPORT 2003 | 51

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

(LOGO)
bp
BOSTON PARTNERS ASSET MANAGEMENT, L.L.C.
---------------------------------------------------------------
ONE PHILOSOPHY  o  ONE CULTURE  o  ONE FOCUS
[GRAPHIC OMITTED]


                               INVESTMENT ADVISER
                           ---------------------------
                    Boston Partners Asset Management, L.L.C.
                                 28 State Street
                                Boston, MA 02109

                                  ADMINISTRATOR
                             -----------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT
                             -----------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                   DISTRIBUTOR
                             -----------------------
                             PFPC Distributors, Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406

                                    CUSTODIAN
                             -----------------------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153

                              INDEPENDENT AUDITORS
                       ----------------------------------
                           PricewaterhouseCoopers LLP
                         Two Commerce Square, Suite 1700
                               2001 Market Street
                           Philadelphia, PA 19103-7042

                                     COUNSEL
                           ---------------------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996


This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in the Funds unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data provided in the report.


UNION BUG
[GRAPHIC OMITTED]

================================================================================

                                       THE
                                    SCHNEIDER
                                      FUNDS

================================================================================





                         SCHNEIDER SMALL CAP VALUE FUND

                              SCHNEIDER VALUE FUND



                              =====================
                                   SEMI-ANNUAL
                                     REPORT
                                FEBRUARY 29, 2004
                              =====================










[LOGO OMITTED]
------------------------------------
SCHNEIDER CAPITAL MANAGEMENT

                               THE SCHNEIDER FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                          FEBRUARY 29, 2004 (UNAUDITED)


Dear Fellow Shareholder:

     We are pleased to provide you with the semi-annual report for the Schneider Funds for the six months ended February 29, 2004.


INVESTMENT CLIMATE

     The rally in U.S. stocks continued during the period as mounting evidence pointed to a sustained global economic expansion. Growth in U.S. corporate profits, consumer spending and business investment, combined with persistently low interest rates, contributed to the healthy advance. The Russell 3000 Index, which represents the broad U.S. market, climbed 15.06% during the period. The Russell 2000 Index of small cap stocks rose 18.37%.


SCHNEIDER SMALL CAP VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The performance of the Small Cap Value Fund exceeded the performance of the benchmark Russell 2000 Value Index during the six months ending February 29, 2004, returning 39.75% versus 21.31% for the benchmark. Since inception on September 2, 1998, the Fund has performed well in delivering a 32.77% annualized total return versus 14.76% for the index.

     The Fund holdings were well positioned during the period in industrial companies that benefit greatly from a broad economic upturn.

     Performance leadership came from basic materials stocks, including U.S. Steel, Cleveland-Cliffs and Southern Peru Copper. We believe constrained industry capacity and disciplined cost-cutting are bearing fruit for many industrial commodity producers. We also believe the pickup in global demand from China and elsewhere set the stage for substantial price increases in certain commodities and accelerating profit growth for global producers.

     The upturn in technology spending by consumers and businesses has led to higher capacity utilization, cash flow and capital spending in the semiconductor industry. Integrated Silicon Solution and Kulicke & Soffa were among the semiconductor holdings that positively impacted Fund performance during the period.

     The Fund maintains a significant exposure to non-tech cyclical stocks in select materials, commodities and transportation sectors. We believe that increases in global business investment should result in sustained unit growth and margin improvement for many industrial companies that were severely hit by the downturn in the manufacturing sector from 2000 through 2002.


SCHNEIDER VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Value Fund delivered favorable results over the six months ending February 29, 2004, returning 27.50% versus 17.53% for the benchmark Russell 1000 Value Index. Since the inception date of September 30, 2002, the Fund has performed well in delivering a 56.78% annualized total return versus 31.74% for the index.

     The Fund holdings were well positioned during the period in industrial cyclical companies that benefit greatly from the broad upturn in global economies.

                               THE SCHNEIDER FUNDS
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)


     Growth in technology spending by consumers and businesses has led to higher capacity utilization, cash flow and capital spending in the semiconductor industry. We believe the group is in the early stages of recovery from the severe slump it suffered during the past few years. Testing equipment maker Teradyne was a strong performer during the period.

     We believe constrained industry capacity and disciplined cost-cutting are bearing fruit for many industrial commodity producers of copper, steel, uranium, aluminum, and coal. We also believe the pickup in global demand from China and elsewhere set the stage for substantial price increases in certain commodities and accelerating profit growth for global producers. U.S. Steel and Freeport McMoRan were major contributors to Fund returns.

     The Fund maintains a significant exposure to non-tech cyclicals stocks in select materials, commodities and transportation sectors. We believe that increases in global business investment should result in sustained unit growth and margin improvement for many industrial companies that were severely hit by the severe downturn in manufacturing from 2000 through 2002.

     We will continue to implement our time-tested approach to value investing that is grounded in a research foundation, an effort to discover new investment ideas, and a rigorous sell discipline.

     We appreciate your continuing support of the Funds.







     /s/ Arnold C. Schneider III

     Arnold C. Schneider III, CFA
     Portfolio Manager
     Schneider Capital Management

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in Schneider Small Cap Value Fund (1)(2) vs. Russell 2000 Value Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Schneider Small Cap Value Fund     Russell 2000 Value Index
9/2/98           $10,000.00                    $10,000.00
9/30/98           10,000.00                     10,362.46
10/31/98          11,930.00                     10,670.14
11/30/98          12,410.00                     10,958.97
12/31/98          12,470.71                     11,302.59
1/31/99           13,785.55                     11,046.05
2/28/99           12,531.39                     10,291.88
3/31/99           13,006.76                     10,206.99
4/30/99           15,221.75                     11,138.79
5/31/99           16,233.16                     11,481.15
6/30/99           18,043.59                     11,896.87
7/31/99           18,731.35                     11,614.52
8/31/99           18,245.87                     11,189.98
9/30/99           17,517.66                     10,966.27
10/31/99          16,759.10                     10,746.81
11/30/99          17,456.97                     10,802.52
12/31/99          18,340.82                     11,134.43
1/31/00           17,832.99                     10,843.25
2/29/00           18,069.19                     11,505.98
3/31/00           19,391.91                     11,559.95
4/30/00           19,391.91                     11,628.35
5/31/00           19,769.82                     11,450.93
6/30/00           19,840.68                     11,785.51
7/31/00           19,734.39                     12,178.19
8/31/00           20,750.05                     12,722.64
9/30/00           20,844.53                     12,650.54
10/31/00          20,490.23                     12,605.62
11/30/00          19,415.52                     12,349.02
12/31/00          21,494.55                     13,675.90
1/31/01           24,177.81                     14,053.39
2/28/01           23,127.22                     14,034.00
3/31/01           22,034.04                     13,808.88
4/30/01           23,325.98                     14,448.03
5/31/01           24,546.94                     14,819.59
6/30/01           25,100.63                     15,415.83
7/31/01           24,873.48                     15,070.14
8/31/01           24,887.67                     15,017.92
9/30/01           20,855.67                     13,360.11
10/31/01          21,863.67                     13,709.06
11/30/01          23,950.66                     14,694.12
12/31/01          25,657.04                     15,593.79
1/31/02           25,477.20                     15,800.78
2/28/02           25,447.23                     15,897.00
3/31/02           28,414.57                     17,087.52
4/30/02           29,388.70                     17,688.99
5/31/02           29,088.97                     17,103.97
6/30/02           27,785.14                     16,725.28
7/31/02           22,824.58                     14,240.28
8/31/02           22,210.13                     14,177.00
9/30/02           19,767.30                     13,164.30
10/31/02          19,887.20                     13,362.30
11/30/02          23,484.00                     14,428.60
12/31/02          21,848.00                     13,812.20
1/31/03           20,911.90                     13,423.30
2/28/03           20,292.80                     12,972.05
3/31/03           20,126.74                     13,110.59
4/30/03           23,010.62                     14,355.89
5/31/03           26,664.53                     15,821.69
6/30/03           27,313.78                     16,089.78
7/31/03           30,469.44                     16,892.13
8/31/03           34,002.57                     17,533.79
9/30/03           33,202.00                     17,333.00
10/31/03          38,366.00                     18,746.00
11/30/03          42,292.00                     19,466.00
12/31/03          45,017.00                     20,170.00
1/31/04           46,405.00                     20,867.00
2/29/04           47,518.00                     21,271.00

Past performance is not predictive of future results.


----------------------------------------------------------------------------------------

                                  Total Returns

                                 VALUE ON        SIX MONTHS ENDED
                             FEBRUARY 29, 2004   FEBRUARY 29, 2004   SINCE INCEPTION (3)
                             -----------------   -----------------   -------------------

Schneider Small Cap Value         $47,518               39.75%              32.77%
Russell 2000 Value Index          $21,271               21.31%              14.76%

----------------------------------------------------------------------------------------

     The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 to $29.46 per share on February 29, 2004, adjusted for dividends and distributions totaling $8.32 per share paid from net investment income and realized gains.

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 2, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.
(2) Schneider Capital Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) Annualized return for the period September 2, 1998 (inception) through February 29, 2004.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND

               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                          FEBRUARY 29, 2004 (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in
            Schneider Value Fund (1)(2) vs. Russell 1000 Value Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                   Schneider          Russell 1000
                     Value            Value Index
                  ----------          ------------

9/30/02           $10,000.00           $10,000.00
10/31/02           10,660.00            10,740.90
11/30/02           11,950.00            11,417.50
12/31/02           11,237.20            10,921.60
1/31/03            10,635.80            10,657.30
2/28/03            10,565.60            10,373.10
3/31/03            10,796.20            10,390.50
4/30/03            11,638.20            11,304.90
5/31/03            13,041.60            12,034.70
6/30/03            13,252.10            12,185.30
7/31/03            13,983.90            12,366.80
8/31/03            14,846.00            12,559.40
9/30/03            14,495.00            12,437.00
10/31/03           15,628.00            13,198.00
11/30/03           16,430.00            13,377.00
12/31/03           17,738.00            14,201.00
1/31/04            18,396.00            14,451.00
2/29/04            18,929.00            14,761.00

Past performance is not predictive of future results.


----------------------------------------------------------------------------------------------------
                                  Total Returns

                               VALUE ON                 SIX MONTHS ENDED
                           FEBRUARY 29, 2004            FEBRUARY 29, 2004        SINCE INCEPTION (3)
                           -----------------            -----------------        -------------------

Schneider Value                $18,929                         27.50%                   56.78%
Russell 1000 Value Index       $14,761                         17.53%                   31.74%

----------------------------------------------------------------------------------------------------


     The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 to $18.12 per share on February 29, 2004, adjusted for dividends and distributions totaling $0.71 per share paid from net investment income and realized gains.


----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.
(2) Schneider Capital Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) Annualized return for the period September 30, 2002 (inception) through February 29, 2004.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2004 (UNAUDITED)


                                                      SHARES         VALUE
                                                      ------      -----------

DOMESTIC COMMON STOCKS -- 89.0%
AEROSPACE & DEFENSE -- 2.0%
BE Aerospace, Inc.* .........................        142,100      $   929,334
CAE, Inc. ...................................         14,150           67,778
Orbital Sciences Corp.* .....................          4,325           54,582
                                                                  -----------
                                                                    1,051,694
                                                                  -----------
AGRICULTURE -- 1.6%
Corn Products International, Inc. ...........         21,275          806,322
                                                                  -----------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC -- 1.7%
HEICO Corp. .................................          5,737           75,155
Triumph Group, Inc.* ........................         23,400          782,730
                                                                  -----------
                                                                      857,885
                                                                  -----------
AIRLINES -- 0.6%
Northwest Airlines Corp.* ...................         26,850          291,054
                                                                  -----------
ALUMINUM -- 0.2%
Commonwealth Industries, Inc.* ..............         14,275           92,945
                                                                  -----------
AUTOMOBILE PARTS & EQUIPMENT -- 1.5%
Visteon Corp. ...............................         77,600          783,760
                                                                  -----------
BANKS -- 1.0%
Provident Financial Group, Inc. .............         13,475          539,943
                                                                  -----------
CHEMICALS -- 7.1%
Airgas, Inc. ................................          7,300          151,475
Celanese AG .................................         15,575          626,115
Georgia Gulf Corp. ..........................         14,350          390,463
IMC Global, Inc. ............................         93,750        1,059,375
Millennium Chemicals, Inc.* .................         89,600        1,197,952
PolyOne Corp.* ..............................         45,825          263,494
                                                                  -----------
                                                                    3,688,874
                                                                  -----------
CHEMICALS - SPECIALTY -- 0.1%
Cytec Industries, Inc. ......................          2,000           69,580
                                                                  -----------
COMMUNICATIONS -- 0.2%
UnitedGlobalCom, Inc.* ......................         11,750          111,507
                                                                  -----------
COMPUTER COMPONENTS -- 0.6%
Silicon Storage Technology, Inc.* ...........         24,200          302,984
                                                                  -----------
COMPUTER SOFTWARE -- 0.6%
MSC. Software Corp.* ........................         32,300          311,049
                                                                  -----------


                                                      SHARES         VALUE
                                                      ------      -----------

CONSTRUCTION -- 0.9%
Shaw Group, Inc. (The)* .....................         36,850      $   443,674
                                                                  -----------
ELECTRICAL EQUIPMENT -- 1.6%
GrafTech International, Ltd.* ...............         60,750          824,377
                                                                  -----------
ELECTRONIC COMPONENTS & ACCESSORIES -- 0.8%
Avnet, Inc.* ................................         17,400          409,770
                                                                  -----------
ENERGY & UTILITIES -- 5.5%
Allegheny Energy, Inc.* .....................         28,075          370,309
Massey Energy Co. ...........................         45,550          959,739
Reliant Resources, Inc.* ....................        203,450        1,546,220
                                                                  -----------
                                                                    2,876,268
                                                                  -----------
FERTILIZERS -- 0.6%
LESCO, Inc. .................................         23,625          283,500
                                                                  -----------
FINANCE -- 1.4%
AmeriCredit Corp.* ..........................         18,000          342,360
Westcorp ....................................          9,420          403,176
                                                                  -----------
                                                                      745,536
                                                                  -----------
FOOD -- 1.6%
Interstate Bakeries Corp. ...................         37,725          565,875
Tate & Lyle P.L.C. -- ADR ...................         13,300          285,326
                                                                  -----------
                                                                      851,201
                                                                  -----------
FOOTWEAR -- 0.3%
Barry (R.G.) Corp.* .........................         69,975          145,548
                                                                  -----------
GENERAL INDUSTRIAL MACHINERY & EQUIPMENT -- 0.0%
Metso Corp. .................................          1,150           15,559
                                                                  -----------
HOMEBUILDING -- 2.8%
Champion Enterprises, Inc.* .................        137,875        1,468,369
                                                                  -----------
HOSPITALS -- 0.8%
LifePoint Hospitals, Inc.* ..................         12,050          403,675
                                                                  -----------
HOTEL/RESTAURANTS -- 0.8%
Interstate Hotels & Resorts, Inc.* ..........         43,275          252,726
Triarc Companies, Inc. ......................         13,850          152,211
                                                                  -----------
                                                                      404,937
                                                                  -----------
INDUSTRIAL GOODS & MATERIALS -- 0.4%
Albany International Corp., Class A .........          6,225          198,702
                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)


                                                      SHARES         VALUE
                                                      ------      -----------

INSURANCE -- 0.3%
NCRIC Group, Inc.* ..........................         14,200      $   140,438
                                                                  -----------
INSURANCE - PROPERTY & CASUALTY -- 1.1%
ProAssurance Corp.* .........................         16,750          565,815
                                                                  -----------
MACHINERY -- 0.8%
Flowserve Corp.* ............................          7,050          153,197
Joy Global, Inc. ............................          3,675          101,393
UNOVA, Inc.* ................................          7,050          153,549
                                                                  -----------
                                                                      408,139
                                                                  -----------
MANUFACTURED HOUSING -- 0.9%
Fleetwood Enterprises, Inc.* ................         35,125          461,894
                                                                  -----------
MANUFACTURING -- 4.2%
Hardinge, Inc. ..............................          2,500           30,325
Navistar International Corp.* ...............         23,475        1,093,935
Trinity Industries, Inc. ....................         15,389          447,820
York International Corp. ....................         16,725          624,344
                                                                  -----------
                                                                    2,196,424
                                                                  -----------
MEDICAL & MEDICAL SERVICES -- 1.0%
American Physicians Capital, Inc.* ..........         25,050          511,020
                                                                  -----------
METALS & MINING -- 4.1%
Brush Engineered Materials, Inc.* ...........         43,900          880,195
Century Aluminum Co.* .......................         17,925          487,560
Cleveland-Cliffs, Inc.* .....................         11,700          692,055
Southern Peru Copper Corp. ..................          1,475           55,755
                                                                  -----------
                                                                    2,115,565
                                                                  -----------
OFFICE FURNISHINGS -- 1.1%
Interface, Inc.* ............................         78,395          591,098
                                                                  -----------
OIL & GAS FIELD SERVICES -- 0.8%
Newpark Resources, Inc.* ....................         15,600           78,780
Trico Marine Services, Inc.* ................         14,950           28,106
Willbros Group, Inc.* .......................         20,925          324,337
                                                                  -----------
                                                                      431,223
                                                                  -----------
OIL REFINING -- 1.8%
Premcor, Inc.* ..............................         30,200          949,790
                                                                  -----------


                                                      SHARES         VALUE
                                                      ------      -----------

PAPER -- 0.7%
Glatfelter ..................................         30,275      $   352,704
                                                                  -----------
PAPER & FORESTRY PRODUCTS -- 2.2%
Longview Fibre Co. ..........................         33,625          436,452
Votorantim Celulose e Papel S.A. --
   ADR ......................................         20,825          708,050
                                                                  -----------
                                                                    1,144,502
                                                                  -----------
RACETRACKS -- 0.4%
Magna Entertainment Corp.* ..................         42,150          230,560
                                                                  -----------
REAL ESTATE -- 8.4%
American Real Estate Partners, L.P.* ........         66,500        1,010,800
Boykin Lodging Co., REIT ....................         83,925          774,628
Jones Lang LaSalle, Inc.* ...................         46,125        1,107,000
MeriStar Hospitality Corp., REIT* ...........        124,600          778,750
MI Developments, Inc.* ......................         22,875          671,610
                                                                  -----------
                                                                    4,342,788
                                                                  -----------
RESIDENTIAL CONSTRUCTION -- 0.3%
WCI Communities, Inc.* ......................          6,025          138,214
                                                                  -----------
RESTAURANTS -- 0.5%
Triarc Companies, Inc. ......................         24,825          275,558
                                                                  -----------
RETAIL -- 1.3%
MarineMax, Inc.* ............................         12,650          336,111
United Auto Group, Inc. .....................          4,100          116,358
Warnaco Group, Inc. (The)* ..................         12,100          211,750
                                                                  -----------
                                                                      664,219
                                                                  -----------
RETAIL - SPECIALTY STORES -- 1.2%
Goodyear Tire & Rubber Co. (The)* ...........         60,325          507,936
Linens 'n Things, Inc.* .....................          2,675           90,683
                                                                  -----------
                                                                      598,619
                                                                  -----------
RETAIL MERCHANDISING -- 1.8%
Dillard's, Inc. .............................         22,000          387,200
Great Atlantic & Pacific Tea Company,
   Inc. (The)* ..............................         66,600          529,470
                                                                  -----------
                                                                      916,670
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)


                                                      SHARES         VALUE
                                                      ------      -----------

SEMICONDUCTORS & RELATED -- 1.5%
ASM International N.V.* .....................         33,375      $   790,988
                                                                  -----------
SEMICONDUCTOR EQUIPMENT -- 8.7%
Alliance Semiconductor Corp.* ...............        141,425        1,096,044
Axcelis Technologies, Inc.* .................         21,550          246,532
BE Semiconductor Industries N.V.* ...........        360,318        2,882,544
Integrated Silicon Solution, Inc.* ..........          9,125          146,730
Kulicke and Soffa Industries, Inc.* .........          5,575           69,409
Ultratech, Inc.* ............................          3,025           75,050
                                                                  -----------
                                                                    4,516,309
                                                                  -----------
STEEL -- 0.7%
NS Group, Inc.* .............................          4,650           43,710
United States Steel Corp. ...................          8,425          309,619
                                                                  -----------
                                                                      353,329
                                                                  -----------
TELECOMMUNICATIONS & EQUIPMENT -- 0.5%
Triton PCS Holdings, Inc.* ..................         50,550          281,564
                                                                  -----------
TRANSPORTATION -- 4.3%
Covenant Transport, Inc., Class A* ..........         43,700          784,852
Stolt-Nielsen S.A. -- ADR ...................         26,875          429,462
U.S. Xpress Enterprises, Inc., Class A* .....         17,850          256,862
Werner Enterprises, Inc. ....................         40,712          776,378
                                                                  -----------
                                                                    2,247,554
                                                                  -----------
TRUCK TRAILERS -- 4.2%
Wabash National Corp.* ......................         77,025        2,191,361
                                                                  -----------
UTILITIES -- 1.5%
Sierra Pacific Resources* ...................         99,600          802,776
                                                                  -----------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $30,193,505) .....................                      46,197,834
                                                                  -----------

CANADIAN COMMON STOCK -- 1.3%
Boardwalk Equities, Inc. ....................         11,675          154,362
Cameco Corp. ................................         10,850          515,107
                                                                  -----------
   TOTAL CANADIAN COMMON STOCK
     (Cost $310,515) ........................                         669,467
                                                                  -----------


                                                      SHARES         VALUE
                                                      ------      -----------

PREFERRED STOCKS -- 0.3%
UTILITIES -- 0.3%
Sierra Pacific Resources 9.00% ..............          4,400      $   166,936
                                                                  -----------
   TOTAL PREFERRED STOCKS
     (Cost $148,400) ........................                         166,936
                                                                  -----------

                                                       PAR
                                                      (000)
                                                     -------

CORPORATE BONDS -- 1.1%
Mercer Int'l, Inc. SR SB CV144A
   8.50%, 10/15/10 ..........................           $500          580,625
                                                                  -----------
   TOTAL CORPORATE BONDS
     (Cost $500,000) ........................                         580,625
                                                                  -----------

                                                      SHARES
                                                      ------


EXCHANGE TRADED FUNDS -- 3.5%
FINANCE -- 3.5%
iShares Russell 2000 Value Index Fund .......         10,835        1,837,616
                                                                  -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $1,795,433) ......................                       1,837,616
                                                                  -----------

                                                       PAR
                                                      (000)
                                                     -------

SHORT-TERM INVESTMENTS -- 4.1%
Galaxy Money Market Fund
   0.97%, 03/01/04 ..........................         $1,064        1,063,510
Wilmington Prime Money Market
   Portfolio
   0.60%, 03/01/04 ..........................          1,064        1,063,510
                                                                  -----------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $2,127,020) ......................                       2,127,020
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 29, 2004 (UNAUDITED)


                                                                     VALUE
                                                                  -----------

TOTAL INVESTMENTS -- 99.3%
   (Cost $35,074,873) .......................                     $51,579,498
                                                                  -----------
ASSETS IN EXCESS OF
   OTHER LIABILITIES -- 0.7% ................                         358,301
                                                                  -----------
NET ASSETS -- 100.0% ........................                     $51,937,799
                                                                  ===========


----------
  * Non-income producing.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
144A - Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2004, these securities amounted to 1.12% of net assets.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND

                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2004 (UNAUDITED)


                                                      SHARES         VALUE
                                                      ------      -----------

COMMON STOCKS -- 93.7%
AEROSPACE & DEFENSE -- 5.1%
Boeing Co. (The) ............................         29,200      $ 1,266,404
                                                                  -----------
AIR TRANSPORT -- 0.7%
Delta Air Lines, Inc. .......................         18,600          167,028
                                                                  -----------
AUTOMOBILE PARTS & EQUIPMENT -- 1.3%
Visteon Corp. ...............................         32,200          325,220
                                                                  -----------
BANKS -- 2.9%
FleetBoston Financial Corp. .................         14,400          648,432
National City Corp. .........................          2,100           74,970
                                                                  -----------
                                                                      723,402
                                                                  -----------
BITUMINOUS COAL & LIGNITE MINING -- 1.8%
CONSOL Energy, Inc. .........................         17,875          450,986
                                                                  -----------
BROADCASTING/CABLE TV -- 3.4%
Liberty Media Corp.* ........................         74,670          851,238
                                                                  -----------
CHEMICALS -- 2.5%
IMC Global, Inc. ............................         54,775          618,957
                                                                  -----------
CHEMICALS - SPECIALTY -- 1.5%
Dow Chemical Co. (The) ......................          8,775          381,449
                                                                  -----------
COMPUTERS, SOFTWARE & SERVICING -- 2.3%
BearingPoint, Inc.* .........................         10,400          110,760
Electronic Data Systems Corp. ...............         25,000          478,750
                                                                  -----------
                                                                      589,510
                                                                  -----------
ELECTRONIC COMPONENTS -- 0.3%
Celestica Inc.* .............................          3,550           63,651
                                                                  -----------
ELECTRONIC COMPONENTS & ACCESSORIES -- 9.1%
Avnet, Inc.* ................................         30,750          724,162
Circuit City Stores, Inc. ...................          8,450           94,471
Micron Technology, Inc.* ....................         40,700          612,128
Sanmina-SCI Corp.* ..........................         66,450          843,251
                                                                  -----------
                                                                    2,274,012
                                                                  -----------
ELECTRONICS -- 1.7%
Agilent Technologies, Inc.* .................         12,275          419,682
                                                                  -----------
ENERGY & UTILITIES -- 2.2%
Reliant Resources, Inc.* ....................         72,625          551,950
                                                                  -----------


                                                      SHARES         VALUE
                                                      ------      -----------

FINANCIAL SERVICES -- 2.1%
CIT Group, Inc. .............................         13,250      $   522,978
                                                                  -----------
FOOD -- 2.6%
Tate & Lyle P.L.C. -- ADR ...................         30,025          644,129
                                                                  -----------
FOOD & BEVERAGE -- 2.4%
Archer-Daniels-Midland Co. ..................         14,625          251,550
Smithfield Foods, Inc.* .....................         13,725          351,086
                                                                  -----------
                                                                      602,636
                                                                  -----------
HEALTH CARE DIVERSIFIED -- 0.6%
Baxter International, Inc. ..................          5,375          156,520
                                                                  -----------
HOME FURNISHINGS/HOUSEWARES -- 1.3%
Newell Rubbermaid, Inc. .....................         12,775          326,912
                                                                  -----------
HOTEL/RESTAURANTS -- 3.4%
Starwood Hotels & Resorts Worldwide,
   Inc ......................................         21,750          848,468
                                                                  -----------
INDUSTRIAL GOODS & MATERIALS -- 4.6%
Tyco International, Ltd. ....................         40,325        1,152,085
                                                                  -----------
INSURANCE -- 2.3%
CIGNA Corp. .................................          6,900          382,467
Loews Corp. .................................          3,125          188,406
UNUMProvident Corp. .........................          1,150           17,043
                                                                  -----------
                                                                      587,916
                                                                  -----------
LEISURE & ENTERTAINMENT -- 2.2%
Carnival Corp. ..............................         12,725          564,608
                                                                  -----------
MANUFACTURING -- 3.5%
Brunswick Corp. .............................          7,525          296,184
Navistar International Corp.* ...............         12,275          572,015
                                                                  -----------
                                                                      868,199
                                                                  -----------
MEDICAL & MEDICAL SERVICES -- 1.4%
Tenet Healthcare Corp.* .....................         28,700          344,974
                                                                  -----------
METALS -- 2.4%
Alcan, Inc. .................................         12,625          601,329
                                                                  -----------
METALS & MINING -- 1.9%
Freeport-McMoRan Copper & Gold, Inc.,
   Class B ..................................         11,316          482,627
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND

                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 29, 2004 (UNAUDITED)


                                                      SHARES         VALUE
                                                      ------      -----------

OIL REFINING -- 1.6%
Premcor, Inc.* ..............................         12,900      $   405,705
                                                                  -----------
PAPER & FORESTRY PRODUCTS -- 3.2%
Abitibi-Consolidated, Inc. ..................         58,000          459,360
Domtar, Inc. ................................         22,675          261,443
International Paper Co. .....................          1,750           77,455
                                                                  -----------
                                                                      798,258
                                                                  -----------
REAL ESTATE -- 1.7%
St. Joe Company (The) .......................         10,280          421,274
                                                                  -----------
RETAIL -- 4.2%
J.C. Penney Co., Inc. .......................         34,350        1,060,385
                                                                  -----------
SEMICONDUCTORS & RELATED -- 1.1%
Teradyne, Inc.* .............................         11,275          277,929
                                                                  -----------
TELECOMMUNICATIONS & EQUIPMENT -- 8.7%
AT&T Wireless Services, Inc.* ...............         88,125        1,196,738
Nextel Communications, Inc.* ................         20,600          545,694
Telephone & Data Systems, Inc. ..............          6,200          446,710
                                                                  -----------
                                                                    2,189,142
                                                                  -----------
TRANSPORTATION -- 3.3%
CSX Corp. ...................................         15,950          502,904
Werner Enterprises, Inc. ....................         17,587          335,384
                                                                  -----------
                                                                      838,288
                                                                  -----------
UTILITIES -- 3.7%
PG&E Corp.* .................................         33,100          932,427
                                                                  -----------
WHOLESALE - DRUG DISTRIBUTION -- 0.7%
AmerisourceBergen Corp. .....................          2,925          169,738
                                                                  -----------
   TOTAL COMMON STOCKS
     (Cost $18,849,416) .....................                      23,480,016
                                                                  -----------

EXCHANGE TRADED FUNDS -- 1.3%
FINANCIAL SERVICES -- 1.3%
iShares Russell 1000 Value Index Fund .......          5,280          320,179
                                                                  -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $317,408) ........................                         320,179
                                                                  -----------

                                                       PAR
                                                      (000)          VALUE
                                                      ------      -----------
SHORT-TERM INVESTMENTS -- 5.3%
Galaxy Money Market Fund
   0.97%, 03/01/04 ..........................        $   662      $   661,863
Wilmington Prime Money Market
   Portfolio
   0.60%, 03/01/04 ..........................            662          661,863
                                                                  -----------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,323,726) ......................                       1,323,726
                                                                  -----------
TOTAL INVESTMENTS -- 100.3%
   (Cost $20,490,550) .......................                      25,123,921
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (0.3)% ...................                         (71,609)
                                                                  -----------
NET ASSETS -- 100.0% ........................                     $25,052,312
                                                                  ===========

------------------
  * Non-income producing.
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


                                                                                         SCHNEIDER            SCHNEIDER
                                                                                   SMALL CAP VALUE FUND      VALUE FUND
                                                                                   --------------------      -----------
ASSETS
   Investments, at value (cost -- $35,074,873 and $20,490,550, respectively) ...         $51,579,498         $25,123,921
   Cash ........................................................................                  --               1,347
   Receivable from Investment Adviser ..........................................                  --                 729
   Receivable for investments sold .............................................           1,222,079              16,307
   Receivable for fund shares sold .............................................                  --             110,065
   Dividends and interest receivable ...........................................              25,891              21,159
   Prepaid expenses and other assets ...........................................              10,849              19,248
                                                                                         -----------         -----------
     Total Assets ..............................................................          52,838,317          25,292,776
                                                                                         -----------         -----------
LIABILITIES
   Payable for investments purchased ...........................................             826,247             226,814
   Payable for fund shares redeemed ............................................               8,102                  --
   Payable to Investment Adviser ...............................................              23,698                  --
   Accrued expenses payable and other liabilities ..............................              42,471              13,650
                                                                                         -----------         -----------
     Total Liabilities .........................................................             900,518             240,464
                                                                                         -----------         -----------
NET ASSETS
   Capital stock, $0.001 par value .............................................               1,763               1,383
   Additional Paid-in capital ..................................................          24,851,305          19,284,897
   Undistributed net investment income/(accumulated loss) ......................            (135,557)              5,428
   Accumulated net realized gain from investments
     and foreign exchange transactions, if any .................................          10,715,663           1,127,233
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any .....................................          16,504,625           4,633,371
                                                                                         -----------         -----------
   Net assets applicable to shares outstanding .................................         $51,937,799         $25,052,312
                                                                                         ===========         ===========
Shares outstanding .............................................................           1,763,046           1,382,853
                                                                                         ===========         ===========
Net asset value, offering and redemption price per share .......................              $29.46              $18.12
                                                                                         ===========         ===========

                               THE SCHNEIDER FUNDS
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)


                                                                                      SCHNEIDER           SCHNEIDER
                                                                                SMALL CAP VALUE FUND      VALUE FUND
                                                                                --------------------   -----------------
                                                                                     FOR THE SIX          FOR THE SIX
                                                                                    MONTHS ENDED         MONTHS ENDED
                                                                                  FEBRUARY 29, 2004    FEBRUARY 29, 2004
                                                                                --------------------   -----------------
INVESTMENT INCOME
   Dividends .................................................................       $   111,036*        $   83,025*
   Interest ..................................................................            39,611              9,387
                                                                                     -----------         ----------
     Net Investment Income ...................................................           150,647             92,412
                                                                                     -----------         ----------
EXPENSES
   Advisory fees .............................................................           260,174             56,838
   Administration fees and expenses ..........................................            57,779             53,447
   Administrative services fees ..............................................            39,026             12,180
   Custodian fees and expenses ...............................................            30,800             20,565
   Transfer Agent fees .......................................................            25,333             14,452
   Printing fees .............................................................            18,737              4,408
   Federal and State Registration fees .......................................            11,950             12,011
   Audit and Legal fees ......................................................            11,604              7,642
   Directors fees ............................................................             2,616              1,315
   Insurance fees ............................................................             1,257                350
   Amortization of Offering costs ............................................                --              1,432
   Miscellaneous fees ........................................................               876                683
                                                                                     -----------         ----------
     Total expenses before waivers and reimbursements ........................           460,152            185,323
   Less: waivers .............................................................          (173,960)          (100,582)
   Less: reimbursements ......................................................                --            (16,650)
                                                                                     -----------         ----------
     Total expenses after waivers and reimbursements .........................           286,192             68,091
                                                                                     -----------         ----------
Net investment income/(loss) .................................................          (135,545)            24,321
                                                                                     -----------         ----------
NET REALIZED  AND  UNREALIZED  GAIN/(LOSS)  ON  INVESTMENT
   AND FOREIGN  CURRENCY TRANSACTIONS:
   Net realized gain from:
     Investments .............................................................        16,553,411          1,286,366
     Foreign currency transactions ...........................................                44                 --

   Net change in unrealized appreciation/(depreciation) on:
     Investments .............................................................           802,668          2,571,629
     Foreign currency transactions ...........................................                (2)                --
                                                                                     -----------         ----------

   Net realized and unrealized gain on investments and foreign
     currency transactions ...................................................        17,356,121          3,857,995
                                                                                     -----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................       $17,220,576         $3,882,316
                                                                                     ===========         ==========

------------------
* Net of foreign withholding taxes of $235 and $1,083, respectively.

                               THE SCHNEIDER FUNDS
                        STATEMENT OF CHANGES INNET ASSETS


                                                                                                    SCHNEIDER
                                                                                              SMALL CAP VALUE FUND
                                                                                      -----------------------------------
                                                                                           FOR THE
                                                                                      SIX MONTHS ENDED        FOR THE
                                                                                      FEBRUARY 29, 2004     YEAR ENDED
                                                                                         (UNAUDITED)      AUGUST 31, 2003
                                                                                      -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income/(loss) ..................................................       $  (135,545)        $  212,476
   Net realized gain/(loss) from investments and foreign currency
     transactions, if any ........................................................        16,553,455         (1,556,261)
   Net change in unrealized appreciation on investments
     and foreign currency transactions, if any ...................................           802,666         18,896,189
                                                                                         -----------        -----------
   Net increase in net assets resulting from operations ..........................        17,220,576         17,552,404
                                                                                         -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .........................................................          (213,220)           (84,186)
   Net realized capital gains ....................................................        (3,215,235)          (224,403)
                                                                                         -----------        -----------
     Total dividends and distributions to shareholders ...........................        (3,428,455)          (308,589)
                                                                                         -----------        -----------
DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) .....................................................       (10,774,785)       (13,591,750)
                                                                                         -----------        -----------
     Total increase in net assets ................................................         3,017,336          3,652,065

NET ASSETS
   Beginning of period ...........................................................        48,920,463         45,268,398
                                                                                         -----------        -----------
   End of period* ................................................................       $51,937,799        $48,920,463
                                                                                         ===========        ===========

------------------
* Includes accumulated net investment loss of $(135,557) and undistributed net investment income of $213,208 for the fiscal period ended February 29, 2004 and year ended August 31, 2003, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                 SCHNEIDER
                                                                                                 VALUE FUND
                                                                                   --------------------------------------
                                                                                        FOR THE         FOR THE PERIOD
                                                                                   SIX MONTHS ENDED   SEPTEMBER 30, 2002*
                                                                                   FEBRUARY 29, 2004        THROUGH
                                                                                      (UNAUDITED)       AUGUST 31, 2003
                                                                                   -----------------  -------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income .......................................................      $    24,321        $    37,671
   Net realized gain from investments and foreign currency
     transactions, if any ......................................................        1,286,366            451,547
   Net change in unrealized appreciation on investments
     and foreign currency transactions, if any .................................        2,571,629          2,061,742
                                                                                      -----------        -----------
   Net increase in net assets resulting from operations ........................        3,882,316          2,550,960
                                                                                      -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................          (54,680)            (9,472)
   Net realized capital gains ..................................................         (610,325)              (355)
                                                                                      -----------        -----------
     Total dividends and distributions to shareholders .........................         (665,005)            (9,827)
                                                                                      -----------        -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) ...................................................       10,047,432          9,246,436
                                                                                      -----------        -----------
     Total increase in net assets ..............................................       13,264,743         11,787,569

NET ASSETS
   Beginning of period .........................................................       11,787,569                 --
                                                                                      -----------        -----------
   End of period** .............................................................      $25,052,312        $11,787,569
                                                                                      ===========        ===========

------------------
*  Commencement of operations.
** Includes undistributed net investment income of $5,428 and $35,787 for the fiscal periods ended February 29, 2004 and August 31, 2003, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                FOR THE
                                                            SIX MONTHS ENDED          FOR THE YEAR ENDED AUGUST 31,
                                                            FEBRUARY 29, 2004 ----------------------------------------------------
                                                               (UNAUDITED)       2003          2002          2001          2000
                                                            -----------------   -------       -------       -------       -------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period .....................        $22.52        $ 14.82       $ 17.53       $ 17.57       $ 18.04
Net investment income/(loss) .............................         (0.06)          0.10          0.03          0.09          0.07
Net realized and unrealized gain/(loss) on investments
   and foreign currency transactions, if any(1) ..........          8.80           7.71         (1.83)         2.75          1.94
                                                                  ------        -------       -------       -------       -------
Net increase/(decrease) in net assets resulting
   from operations .......................................          8.74           7.81         (1.80)         2.84          2.01
                                                                  ------        -------       -------       -------       -------
Dividends and distributions to shareholders from:
Net investment income ....................................         (0.11)         (0.03)        (0.07)        (0.08)           --
Net realized capital gains ...............................         (1.69)         (0.08)        (0.84)        (2.80)        (2.48)
                                                                  ------        -------       -------       -------       -------
Total dividends and distributions to shareholders ........         (1.80)         (0.11)        (0.91)        (2.88)        (2.48)
                                                                  ------        -------       -------       -------       -------
Net asset value, end of period ...........................       $ 29.46        $ 22.52       $ 14.82       $ 17.53       $ 17.57
                                                                 =======        =======       =======       =======       =======

Total investment return(2) ...............................         39.75%         53.10%       (10.76)%       19.94%        13.72%
                                                                 =======        =======       =======       =======       =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ................       $51,938        $48,920       $45,268       $38,912       $19,394
Ratio of expenses to average net assets(3) ...............          1.10%          1.10%         1.10%         1.10%         1.10%
Ratio of expenses to average net assets without
   waivers and expense reimbursements ....................          1.77%          1.85%         1.65%         2.02%         2.37%
Ratio of net investment income to average net assets(3) ..         (0.52)%         0.53%         0.34%         0.71%         0.44%
Portfolio turnover rate ..................................         62.52%         85.33%       102.46%        79.30%        84.93%

----------
* Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(3) Reflects waivers and reimbursements.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED        FOR THE PERIOD
                                                                                 FEBRUARY 29, 2004     SEPTEMBER 30, 2002*
                                                                                    (UNAUDITED)      THROUGH AUGUST 31, 2003
                                                                                 -----------------   -----------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ...........................................      $ 14.81                $ 10.00
Net investment income ..........................................................         0.01                   0.07
Net realized and unrealized gain on investments
   and foreign currency transactions, if any(1) ................................         3.98                   4.77
                                                                                      -------                -------
Net increase in net assets resulting from operations ...........................         3.99                   4.84
                                                                                      -------                -------
Dividends and distributions to shareholders from:
Net investment income ..........................................................        (0.06)                 (0.03)
Net realized capital gains .....................................................        (0.62)                  0.00
                                                                                      -------                -------
Total dividends and distributions to shareholders ..............................        (0.68)                 (0.03)
                                                                                      -------                -------
Net asset value, end of period .................................................      $ 18.12                $ 14.81
                                                                                      =======                =======
Total investment return(2) .....................................................        27.50%                 48.46%
                                                                                      =======                =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ......................................      $25,052                $11,788
Ratio of expenses to average net assets(3) .....................................         0.85%                  0.85%(4)
Ratio of expenses to average net assets without
   waivers and expense reimbursements ..........................................         2.28%                  4.01%(4)
Ratio of net investment income to average net assets(3) ........................         0.29%                  0.72%(4)
Portfolio turnover rate ........................................................        64.23%                 98.06%


----------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(3) Reflects waivers and reimbursements.
(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 29, 2004 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen investment portfolios, including the Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund", collectively the "Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers the Institutional Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

     PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of 4:00 p.m. Eastern time on each business day. Each Fund's securities are valued at the closing price or the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Debt securities held by the Funds generally are valued based on the mean of the bid and asked prices. If a Fund holds foreign equities securities, the calculation of the Fund's net asset value (NAV) will not occur at the same time as the determination of the value of the foreign equities securities in the Fund's portfolio, since these securities are traded on foreign exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of the RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom a Fund enters into repurchase agreements are banks and broker/dealers that Schneider Capital Management, LP ("adviser" or "SCM") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. SCM marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional securities by the next Fund business day. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the year/period ended February 29, 2004, the Funds did not enter into any repurchase agreements.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)


     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets. The following permanent differences as of February 29, 2004, primarily attributable to net investment losses, nondeductible expenses and foreign currency transactions, were reclassified to the following accounts:


                                                                    INCREASE/(DECREASE)
                                              INCREASE/(DECREASE)       ACCUMULATED       INCREASE/(DECREASE)
                                                 UNDISTRIBUTED         NET REALIZED           ADDITIONAL
                                                NET INVESTMENT          GAIN/(LOSS)             PAID-IN
                                                 INCOME (LOSS)        ON INVESTMENTS            CAPITAL
                                              -------------------   -------------------   -------------------
     Schneider Small Cap Value Fund                 $  791                $(791)                    --
     Schneider Value Fund                            7,588                   --                $(7,588)

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     SCM serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund's average daily net assets and 0.70% of the Value Fund's average daily net assets, computed daily and payable monthly.

     The adviser agreed to limit the Small Cap Value Fund's and the Value Fund's operating expenses for the current fiscal year to the extent that such expenses exceeded 1.10% and 0.85%, of the Fund's average daily net assets, respectively. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other fund expenses. For the six months ended February 29, 2004, investment advisory fees and waivers of expenses were as follows:


                                                                                                       EXPENSE
                                                GROSS ADVISORY        WAIVERS       NET ADVISORY    REIMBURSEMENT
                                                --------------       ----------     ------------    -------------
     Schneider Small Cap Value Fund                 $260,174         $(136,637)       $123,537              --
     Schneider Value Fund                             56,838           (56,838)             --         $16,650

     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PFPC Inc. ("PFPC"), serves as administrator for the Funds. PFPC Trust Co. serves as custodian of the Funds. Both PFPC and PFPC Trust Co. are wholly-owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out of pocket expenses. PFPC, at its discretion, voluntarily agreed to waive a portion of its administration and accounting fees for the Funds. For the six months ended February 29, 2004, PFPC's administration and accounting fees and related waivers were as follows:


                                             GROSS ADMINISTRATION                         NET ADMINISTRATION
                                                AND ACCOUNTING                              AND ACCOUNTING
                                           SERVICE FEES AND EXPENSES      WAIVERS      SERVICE FEES AND EXPENSES
                                           -------------------------     ---------     -------------------------
     Schneider Small Cap Value Fund                $53,616               $ (3,500)              $50,116
     Schneider Value Fund                           52,217                (25,000)               27,217

     For providing regulatory administrative services to The RBB Fund, Inc., PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is allocated to each portfolio of The RBB Fund, Inc. based on the portfolio's average net assets as a percentage of the total The RBB Fund, Inc. net assets. The Schneider Small Cap Value Fund and Value Fund portions of these fees for the period September 1, 2003 to February 29, 2004 were $4,163 and $1,230, respectively.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)


     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agency services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out of pocket expenses. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Value Fund. For the six months ended February 29, 2004, transfer agency fees for the Funds were as follows:


                                                GROSS TRANSFER                               NET TRANSFER
                                                  AGENCY FEES             WAIVERS             AGENCY FEES
                                                --------------           --------            ------------
     Schneider Small Cap Value Fund                 $25,333                   --               $25,333
     Schneider Value Fund                            14,452              $(6,000)                8,452

     For providing custodial services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of .015% of each Fund's average daily gross assets. PFPC Trust Co., at its discretion, voluntarily agreed to waive a portion of their custodial fees for the Value Fund. For the six months ended February 29, 2004, custodial fees for the Funds were as follows:


                                                GROSS CUSTODIAL                              NET CUSTODIAL
                                               FEES AND EXPENSES          WAIVERS          FEES AND EXPENSES
                                               -----------------         --------          -----------------
     Schneider Small Cap Value Fund                $30,800                    --                $30,800
     Schneider Value Fund                           20,565               $(3,000)                17,565

     PFPC Distributors, Inc., ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provided certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

     PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the six months ended February 29, 2004, administrative services fees were as follows:


                                                     GROSS
                                                ADMINISTRATIVE                            NET ADMINISTRATIVE
                                                 SERVICES FEES            WAIVERS            SERVICES FEES
                                                --------------           ---------        ------------------
     Schneider Small Cap Value Fund                 $39,026              $(33,823)              $5,203
     Schneider Value Fund                            12,180                (9,744)               2,436

     As of February 29, 2004, the Small Cap Value Fund and Value Fund owed PFPC and affiliates $22,417 and $10,478, respectively, for their services.


3.   INVESTMENT IN SECURITIES

     For the six months ended February 29, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                 PURCHASES         SALES
                                                -----------     -----------
     Schneider Small Cap Value Fund             $31,126,145     $45,499,660
     Schneider Value Fund                        19,459,074      10,609,270

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2004 the Funds have 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:


                                                                     SCHNEIDER SMALL CAP VALUE FUND
                                              --------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                    FOR THE FISCAL YEAR ENDED
                                              ------------------------------              ------------------------------
                                                    FEBRUARY 29, 2004                            AUGUST 31, 2003
                                              ------------------------------              ------------------------------
                                               SHARES             AMOUNT                   SHARES             AMOUNT
                                              ---------        -------------              ---------        -------------
     Sales .............................        18,420         $    515,900                 86,783         $  1,296,246
     Reinvestments .....................       120,296            3,183,023                 19,345              285,921
     Repurchases .......................      (547,993)         (14,473,708)              (987,915)         (15,173,917)
                                              --------         ------------               --------         -------------
     Net increase/(decrease) ...........      (409,277)        $(10,774,785)              (881,787)        $(13,591,750)
                                              ========         ============               ========         ============


                                                                        SCHNEIDER VALUE FUND
                                              --------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                          ------------------------------
                                                FOR THE SIX MONTHS ENDED                       SEPTEMBER 30, 2002
                                              ------------------------------              ------------------------------
                                                    FEBRUARY 29, 2004                        THROUGH AUGUST 31, 2003
                                              ------------------------------              ------------------------------
                                               SHARES              AMOUNT                  SHARES             AMOUNT
                                              ---------        -------------              ---------        -------------
     Sales .............................       655,557          $11,072,917                846,089           $9,869,042
     Reinvestments .....................        35,275              567,932                    450                5,128
     Repurchases .......................      (104,049)          (1,593,417)               (50,469)            (627,734)
                                              --------          -----------                -------           ----------
     Net increase ......................       586,783          $10,047,432                796,070           $9,246,436
                                              ========          ===========                =======           ==========

5.   PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission's website at http://www.sec.gov.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 29, 2004 (UNAUDITED)


6.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2004, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:


                                                                                                        NET UNREALIZED
                                               FEDERAL TAX         UNREALIZED        UNREALIZED          APPRECIATION/
                                                  COST            APPRECIATION      DEPRECIATION         DEPRECIATION
                                               -----------        ------------      ------------        --------------
     Schneider Small Cap Value Fund            $37,088,857        $14,694,315         $(203,674)          $14,490,641
     Schneider Value Fund                       20,595,999          4,770,550          (242,628)            4,527,922

     As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

                                              UNDISTRIBUTED      UNDISTRIBUTED
                                             ORDINARY INCOME    LONG-TERM GAINS
                                             ---------------    ---------------
     Schneider Small Cap Value Fund             $213,208               --
     Schneider Value Fund                        531,063               --

      At February 29, 2004, the following Fund had capital loss carryforwards available to offset future capital gains.

                                                         EXPIRING AUGUST 31,
                                                                2011
                                                         -------------------
     Schneider Small Cap Value Fund                           $280,608

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:


                                                ORDINARY       LONG-TERM
                                                 INCOME          GAINS         TOTAL
                                                --------       ----------    ----------
     Schneider Small Cap Value Fund
                                2003           $   84,186      $224,403      $  308,589
                                2002            1,655,207       330,059       1,987,286
     Schneider Value Fund
                                2003           $    9,827      $     --      $    9,827

                               THE SCHNEIDER FUNDS
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below.


                                               TERM OF                                               NUMBER OF
                              POSITION(S)      OFFICE                                              PORTFOLIOS IN        OTHER
     NAME, ADDRESS,              HELD        AND LENGTH      PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX     DIRECTORSHIPS
   AND DATE OF BIRTH          WITH FUND        OF TIME                      5 YEARS                 OVERSEEN BY    HELD BY DIRECTOR
                                               SERVED 1                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky             Director      1988 to      Since 1969, Director and Vice Chairman,       16             Director,
 Comcast Corporation                         present      Comcast Corporation (cable television                         Comcast
 1500 Market Street,                                      and communications); Director, NDS Group                    Corporation.
 35th Floor                                               PLC (provider of systems and
 Philadelphia, PA 19102                                   applications for digital pay TV).
 DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay              Director      1988 to      Since 2000, Vice President, Fox Chase         16                None
 Fox Chase Cancer Center                     present      Cancer Center (biomedical research and
 333 Cottman Avenue                                       medical care); prior to 2000, Executive
 Philadelphia, PA 19111                                   Vice President, Fox Chase Cancer Center.
 DOB: 12/06/35
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman            Director      1991 to      Since December 2000, Director, Gabelli        16                None
 106 Pierrepont Street                       present      Partners, L.P. (an investment
 Brooklyn, NY  11201                                      partnership); Chief Operating Officer
 DOB: 5/21/48                                             and member of the Board of Directors of
                                                          Outercurve Technologies (wireless
                                                          enabling services) until April 2001;
                                                          Chief Operating Officer and member of
                                                          the Executive Operating Committee of
                                                          Warburg Pincus Asset Management, Inc.;
                                                          Executive Officer and Director of Credit
                                                          Suisse Asset Management Securities, Inc.
                                                          (formerly Counsellors Securities, Inc.)
                                                          and Director/Trustee of various
                                                          investment companies advised by Warburg
                                                          Pincus Asset Management, Inc. until
                                                          September 15, 1999; Prior to 1997,
                                                          Managing Director of Warburg Pincus
                                                          Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg           Director      1991 to      Since 1974, Chairman, Director and            16             Director,
 Moyco Technologies, Inc.                    present      President, Moyco Technologies, Inc.                            Moyco
 200 Commerce Drive                                       (manufacturer of precision coated and                      Technologies,
 Montgomeryville, PA 18936                                industrial abrasives). Since 1999,                             Inc.
 DOB: 3/24/34                                             Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)


                                               TERM OF                                               NUMBER OF
                              POSITION(S)      OFFICE                                              PORTFOLIOS IN        OTHER
     NAME, ADDRESS,              HELD        AND LENGTH      PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX     DIRECTORSHIPS
   AND DATE OF BIRTH          WITH FUND        OF TIME                      5 YEARS                 OVERSEEN BY    HELD BY DIRECTOR
                                               SERVED 1                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky              Director      1991 to      Since July 2002, Senior Vice President        16              None
 Oppenheimer & Company, Inc.                 present      and prior thereto, Executive Vice
 200 Park Avenue                                          President of Oppenheimer & Co., Inc.,
 New York, NY 10166                                       formerly Fahnestock & Co., Inc. (a
 DOB: 4/16/38                                             registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall            Director      2002 to      Director of PFPC Inc. from January 1987       16              None
 400 Bellevue Parkway                        present      to April 2002, Chairman and Chief
 Wilmington, DE 19809                                     Executive Officer of PFPC Inc. until
 DOB: 9/25/38                                             April 2002, Executive Vice President of
                                                          PNC Bank, National Association from
                                                          October 1981 to April 2002, Director of
                                                          PFPC International Ltd. (financial
                                                          services) from August 1993 to April
                                                          2002, Director of PFPC International
                                                          (Cayman) Ltd. (financial services) from
                                                          September 1996 to April 2002, and
                                                          Director of International Dollar Reserve
                                                          Fund, Ltd. (Cayman mutual fund company)
                                                          from September 1993 to present; Governor
                                                          of the Investment Company Institute
                                                          (investment company industry trade
                                                          organization) from July 1996 to January
                                                          2002; Director of PNC Asset Management,
                                                          Inc. (investment advisory) from
                                                          September 1994 to March 1998; Director
                                                          of PNC National Bank from October 1995
                                                          to November 1997; Director of Haydon
                                                          Bolts, Inc. (bolt manufacturer) and
                                                          Parkway Real Estate Company (subsidiary
                                                          of Haydon Bolts, Inc.) since 1984. Mr.
                                                          Carnall provides consulting services
                                                          from time to time to PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


                                               TERM OF                                               NUMBER OF
                              POSITION(S)      OFFICE                                              PORTFOLIOS IN        OTHER
     NAME, ADDRESS,              HELD        AND LENGTH      PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX     DIRECTORSHIPS
   AND DATE OF BIRTH          WITH FUND        OF TIME                      5 YEARS                 OVERSEEN BY    HELD BY DIRECTOR
                                               SERVED 1                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach               President     1991 to      Certified Public Accountant; Vice             N/A             N/A
 400 Bellevue Parkway             and        present      Chairman of the Board, Fox Chase Cancer
 4th Floor                     Treasurer       and        Center; Trustee Emeritus, Pennsylvania
 Wilmington, DE 19809                        1988 to      School for the Deaf; Trustee Emeritus,
 DOB: 6/29/24                                present      Immaculata University; President or Vice
                                                          President and Treasurer of various
                                                          investment companies advised by
                                                          subsidiaries of PNC Bank Corp. from 1981
                                                          to 1997; Managing General Partner,
                                                          President and Treasurer of Chestnut
                                                          Street Exchange Fund; Director of the
                                                          Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                  Secretary     Since 2003   Since 2000, Vice President and Counsel,       N/A             N/A
 301 Bellevue Parkway                                     PFPC Inc. (financial services company);
 2nd Floor                                                Associate, Stradley, Ronon, Stevens &
 Wilmington, DE 19809                                     Young, LLC (law firm) from 1996-2000.
 DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------

1  Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the
   Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2  Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
   Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's
   principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky
   is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors in the Funds unless it is preceded or accompanied by a current prospectus which includes details regarding a Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in a Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data provided in the report.

                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT


                                    SMALL CAP
                                   GROWTH FUND





                               SEMI-ANNUAL REPORT


                                FEBRUARY 29, 2004

                           ==========================

--------------------------------------------------------------------------------
                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Fellow Shareholder:

During the most recent six-month period ending February 29, 2004, the Bogle Small Cap Growth Fund (the "Fund") outperformed its benchmark by +5.32%*, returning +23.66% for the Investor shares and +23.69% for the Institutional shares net of fees, while the unmanaged Russell 2000 index of smaller companies gained +18.34%. Following five months of very strong performance in the small cap market segment (as measured by the Russell 2000), this six-month period began with a pullback in September. The Fund was better able to weather this September decline, compared with the benchmark, due to strong stock selection. Following September's dip, the small cap market again gained strength from October through February; the Fund was also able to surpass the Russell 2000 for that period. In contrast to the six months ending August 31, 2003, where small cap companies of a more speculative nature were rewarded, for this period those speculative names garnered less attention. This shift has been positive for our investment process as each of our models added value in the six-month period. We will discuss our performance in more detail on the pages that follow, including a discussion of the market environment, our individual model performance, and the risk exposures of the Fund. We close with an update on developments at Bogle Investment Management.

                      INVESTMENT PERFORMANCE - MULTIPERIODS
                      BOGLE FUND VS. RUSSELL 2000 BENCHMARK

[GRAPHIC OMITTED]

                           BOGLE        BOGLE
                           INVESTOR     INSTITUTIONAL     RUSSELL     VALUE
                           CLASS        CLASS             2000        ADDED

Semi-Annual Period
9/1/03-2/29/04             23.7%        23.7%             18.3%       5.3%

One-Year Period
3/1/03-2/29/04             75.1%        75.2%             64.4%      10.7%

Two-Year Period
3/1/02-2/29/04             18.3%        18.4%             13.2%       5.2%

Three-Year Period
3/1/01-2/29/04             15.1%        15.2%              8.7%       6.4%

Since Inception
10/1/99-2/29/04            22.1%        22.2%              8.8%      13.3%

All multi-year period returns are annualized. Past performance is not a guarantee of future results.

* Russell 2000 Index versus investor class shares, net of fees

MARKET ENVIRONMENT. The most recent six-month period (ending February 29, 2004) saw some changes in the trends of the previous six-month period (ending August 31, 2003). The period ending in August was a strong period across all capitalizations, though it was dominated by small cap stocks, and in particular, small cap growth stocks. Additionally, growth surpassed value in both large cap and small cap, though more modestly in the large cap segment. While the small cap market continued to surpass the large cap, as measured by the Russell indices, the dominance of small over large became less pronounced in the most recent period. For the six months ending February 29, 2004, the Russell 2000 Index returned +18.34%, compared with a +14.79% return for the Russell 1000. Style also shifted in both large and small cap as value stocks handily surpassed growth. Within the small cap market, the Russell 2000 Value returned +21.33%, compared with a +15.42% return for the Russell 2000 Growth. In general, small cap companies tend to be more sensitive than large caps to an improving economy. This was evidenced in 2003 as earnings and the economy showed improvement and small cap companies fared well. Additionally, the low interest rate environment has been beneficial to small cap companies; core inflation has remained low, thwarting any need for rate increases.

In contrast to the previous six-months, the more recent period did not see the most speculative names (as measured by factors such as high price-to-sales and volatility) strongly outperform the more established companies. Additionally, in the six-month period ending August 31, 2003, stocks with low share prices (often interpreted as low quality stocks) strongly outperformed higher priced stocks. While this price phenomenon did continue into the most recent six-month period, the impact of price lessened. In fact, in the more mean-reversion market we witnessed in February, higher priced small cap stocks surpassed the lower priced stocks.

PERFORMANCE ATTRIBUTION. According to our return attribution analysis, strong stock selection accounted for all of the Fund's outperformance relative to its benchmark in the semi-annual period. As we have discussed in the past, we maintain sector exposures quite similar to those of the benchmark, which means that we rarely can attribute much performance to sector over- or underweighting. In analyzing the portfolio's performance, we evaluate the success of our investment models. Recall that our three primary models seek to identify the following: 1) stocks that have demonstrated the ability to produce earnings growth (the earnings expectations model); 2) companies that do not have to manufacture earnings growth through aggressive accounting (financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (relative valuation model). In the most recent period, the Fund benefited from strong contributions from the relative valuation model. The expectations model also added value to the fund, particularly in September and October. The financial quality model also was a positive contributor to performance, but to a lesser degree.

With respect to sectors, the fund benefited most significantly from stock selection in the technology, financial and energy sectors. Within technology, holdings in both software and communications provided solid returns. Some examples include: Aspect, Blue Coat, C-COR.net, Harmonic, and Sierra Wireless. Aspect Communications, a workforce management software company, and Blue Coat, an Internet security software company contributed in software. Both companies showed compelling relative value based on fundamental measures, as well as good financial quality. In communications, the Fund held C-COR.net (broadband equipment), Harmonic (broadband video, voice and data solutions) and Sierra Wireless (wireless data). These companies also appeared attractive in our financial quality model. In general, we have observed an improvement in the financial quality across the technology sector. We believe this reflects both the aggressive writeoffs these companies have taken over the past few years, as well as more conservative business and accounting practices in the sector. The financial sector also proved a strong contributor to the Fund. Financial stocks that paid off include American Home, a mortgage real estate investment trust that looked attractive in our relative valuation measures. Additionally, R&G Financial, a regional bank, was also a successful investment based on rel-ative valuation and prospects for future earnings growth. In energy, Tesoro Petroleum Corp was added to the portfolio and proved to be a strong holding for the period, and the strongest in this minor sector. Tesoro, an independent refiner and marketer of petroleum products, scored well in all of our models and continues to be held in the Fund. While performance relative to our benchmark for the period was positive, we did hold a number of stocks that detracted, in absolute terms, from the Fund. For example, Elizabeth Arden, a fragrance and beauty products company, was bought during the period as its ranking improved; however, this holding has not yet contributed much to the portfolio. We believe that the company is currently showing very strong financial quality (and its valuation continues to improve!). The compelling rank of this company should translate into improved stock performance. Another example of a holding that has not yet contributed to the Fund is Quidel Corporation. Quidel is a health care company that develops and manufactures point-of-care rapid diagnostic tests including pregnancy, group A strep and influenza detection. As of the end of February, Quidel scored very well in all three models; earnings estimate revisions were increasing, the quality score was very attractive, as was the company's valuation.

INVESTMENT POSITIONING. As has been the case for much of the Fund's history, Fund characteristics remain very much in line with the benchmark. As of the end of February, our median market capitalization is modestly below benchmark. By continuing to keep the size of the Fund controlled, we benefit from nimbly investing in the smaller companies within the small cap market. This agility is reflected in benchmark-like exposure to stocks at the smaller end of the investible universe. Other characteristics also remain well matched to our benchmark. As it has historically, the Fund maintains a bias to companies with somewhat higher long-term earnings growth rates. Also consistent with the Fund's characteristics historically, the price-to-earnings ratios are somewhat higher than those of the benchmark. However, the price-to-sales ratio continues to be lower than the benchmark, as that ratio is a significant component of our relative valuation model.

--------------------------------------------------------------------------------

                           FUNDAMENTAL CHARACTERISTICS
                                FEBRUARY 29, 2004
                 -----------------------------------------------

                                                     RUSSELL
MEDIAN                                 BOGLX          2000
--------                              -------       --------
Median Market Cap ($mil.)               $830          $854
Long-Term Estimated Earnings
   Growth Rate                          17.2%         14.8%
Price/Historical Earnings              31.45x        24.79x
Price/Forward Earnings                 22.09x        19.66x
Price/Sales                              1.4x          2.1x

--------------------------------------------------------------------------------

PROGRESS AT BOGLE INVESTMENT MANAGEMENT. At the end of February 2004, assets in the Fund were around $330 million. While the Fund has been closed to new investors for two years now, existing investors have continued to modestly add to their Bogle Small Cap Growth position, investing net inflows of approximately $70 million since March of 2002. Closing at a conservatively low level of assets, we assumed some continued asset growth from existing investors. Having said that, we will continue to monitor inflows, market liquidity and trading costs to estimate what impact size is having on our investment performance. As mentioned earlier in this report, the Fund's market capitalization and absolute price exposures relative to the Russell 2000 Index suggest that we continue to achieve benchmark-like exposures to even the smallest of the small cap stocks. Finally, with regards to staffing, our ninth full-time employee joined us in early March and two other new hires are expected on board in April. As the business continues to grow (thanks to your continued support and confidence) we are reinvesting in the business to ensure that we are adequately staffed to meet our shareholder needs. As always, please let us know if there is any way we can improve your investment experience with us.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.

Respectfully,



Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)



--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE RUSSELL 2000 IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000 INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY, AND LESS PUBLICLY AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2004 (UNAUDITED)

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------    ------------

COMMON STOCKS--94.9%
BASIC INDUSTRY--3.1%
   Aceto Corp. ...................................       73,900     $  1,078,940
   Boise Cascade Corp. ...........................       38,094        1,283,768
   Cleveland-Cliffs, Inc.* .......................       15,100          893,165
   Crompton Corp. ................................      202,000        1,506,920
   Crown Holdings, Inc.* .........................      211,100        1,984,340
   OM Group, Inc.* ...............................      118,500        3,640,320
                                                                    ------------
                                                                      10,387,453
                                                                    ------------

CONSUMER CYCLICAL--11.6%
   7-Eleven, Inc.* ...............................       86,500        1,409,950
   Audiovox Corporation,
     Class A* ....................................       98,100        1,614,726
   Barnes & Noble, Inc.* .........................       57,600        2,010,240
   Brown Shoe Co., Inc. ..........................       40,700        1,603,173
   Carlisle Cos., Inc. ...........................       22,700        1,292,765
   Champion Enterprises, Inc.* ...................      205,600        2,189,640
   Checkers Drive-In
     Restaurants, Inc.* ..........................      117,400        1,404,104
   Choice Hotels International,
     Inc.* .......................................       43,600        1,911,860
   Claire's Stores, Inc. .........................       48,600          982,692
   Covenant Transport, Inc.,
     Class A* ....................................       78,700        1,413,452
   Culp, Inc.* ...................................      115,400        1,205,930
   ExpressJet Holdings, Inc.,
     Class A* ....................................       96,100        1,319,453
   Guess?, Inc.* .................................      124,300        1,926,650
   Haverty Furniture
     Companies, Inc. .............................       55,800        1,190,214
   Hollinger International, Inc.,
     Class A .....................................      110,100        2,047,860
   Insight Enterprises, Inc.* ....................      135,600        2,884,212
   Kerzner International Ltd.* ...................       44,900        1,728,650
   Monaco Coach Corp.* ...........................       88,400        2,519,400
   Pantry, Inc. (The)* ...........................       72,000        1,521,360
   Pep Boys-Manny, Moe &
     Jack, (The) .................................       98,900        2,333,051
   PETCO Animal Supplies,
     Inc.* .......................................       55,500        1,802,640
   Vans, Inc.* ...................................      170,400        2,072,064
                                                                    ------------
                                                                      38,384,086
                                                                    ------------


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------    ------------

CONSUMER GROWTH--19.4%
   Abaxis, Inc.* .................................       95,800     $  1,822,116
   ALARIS Medical Systems,
     Inc.* .......................................      111,600        2,388,240
   Align Technology, Inc.* .......................       95,900        1,892,107
   America Service Group, Inc.* ..................       68,300        2,199,943
   Applera Corp. - Celera
     Genomics Group* .............................       87,800        1,273,100
   Bio-Reference Laboratories,
     Inc.* .......................................       74,100        1,400,490
   Bright Horizons Family
     Solutions, Inc.* ............................       44,600        2,061,412
   Candela Corp.* ................................       72,100        1,620,808
   Dade Behring Holdings,
     Inc.* .......................................       56,400        2,303,940
   Elizabeth Arden, Inc.* ........................       92,700        1,765,008
   Encore Medical Corp.* .........................      243,100        2,037,178
   Endo Pharmaceuticals
     Holdings, Inc.* .............................       99,200        2,407,584
   Eon Labs, Inc.* ...............................       39,500        2,287,050
   First Horizon Pharmaceutical
     Corp.* ......................................      135,500        2,529,785
   Gen-Probe, Inc.* ..............................       65,200        2,229,188
   Genencor International, Inc.* .................      101,400        1,373,970
   Great Atlantic & Pacific Tea
     Co., Inc., (The)* ...........................       69,800          554,910
   GSI Commerce, Inc.* ...........................       68,300          643,386
   Haemonetics Corp.* ............................       69,200        2,006,108
   IDEXX Laboratories, Inc.* .....................       45,500        2,323,685
   IDX Systems Corp.* ............................       43,600        1,516,408
   ITT Educational Services,
     Inc.* .......................................       52,300        1,985,831
   Kos Pharmaceuticals, Inc.* ....................       51,400        2,262,114
   NeighborCare, Inc.* ...........................       45,100        1,170,345
   PDI, Inc.* ....................................       54,800        1,370,000
   Per-Se Technologies, Inc.* ....................       32,100          488,562
   PerkinElmer, Inc. .............................      122,100        2,544,564
   PSS World Medical, Inc.* ......................      155,200        1,885,680
   Respironics, Inc.* ............................       38,100        1,993,011
   Roto-Rooter, Inc. .............................        9,700          547,274
   Sybron Dental Specialties,
     Inc.* .......................................       65,900        1,872,219
   Therasense, Inc.* .............................       93,500        2,506,735

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------    ------------

CONSUMER GROWTH--(CONTINUED)
   University of Phoenix
     Online* .....................................       25,600     $  2,057,216
   Valeant Pharmaceuticals
     International ...............................      103,900        2,278,527
   Varian Medical Systems,
     Inc.* .......................................       21,200        1,775,288
   WellChoice, Inc.* .............................       22,900          845,926
                                                                    ------------
                                                                      64,219,708
                                                                    ------------

ENERGY--4.1%
   Giant Industries, Inc.* .......................       50,400          977,760
   Grey Wolf, Inc.* ..............................      201,200          851,076
   KCS Energy, Inc.* .............................      106,000        1,146,920
   Nuevo Energy Co.* .............................       59,500        1,693,965
   Petroleum Development
     Corp.* ......................................       58,000        1,658,800
   Tesoro Petroleum Corp.* .......................      157,100        2,867,075
   Vintage Petroleum, Inc. .......................      153,100        2,224,543
   Western Gas Resources, Inc. ...................       45,400        2,225,508
                                                                    ------------
                                                                      13,645,647
                                                                    ------------

FINANCIAL--17.4%
   21st Century Insurance
     Group .......................................       17,200          251,464
   ACE Cash Express, Inc.* .......................       20,300          684,922
   American Home Mortgage
     Investment Corp. ............................      101,700        2,695,050
   Arch Capital Group Ltd.* ......................       42,000        1,781,220
   Banco Itau Holding
     Financeira S.A. - ADR .......................       46,300        2,199,250
   BankAtlantic Bancorp, Inc.,
     Class A .....................................      148,200        2,655,744
   Capital Crossing Bank* ........................       19,700        1,301,776
   Cash America International,
     Inc. ........................................       91,500        2,071,560
   CompuCredit Corp.* ............................       70,800        1,533,528
   eFunds Corp.* .................................       94,600        1,533,466
   First American Corp. ..........................       68,200        2,083,510
   First BanCorp .................................       49,300        2,092,785
   First Cash Financial Services,
     Inc.* .......................................       89,100        3,020,490


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------    ------------

FINANCIAL--(CONTINUED)
   First Citizens BancShares,
     Inc., Class A ...............................       16,500     $  2,062,005
   Infinity Property & Casual
     Corp ........................................       63,000        2,053,800
   Knight Trading Group, Inc.* ...................       73,500        1,018,710
   LandAmerica Financial
     Group, Inc. .................................       33,500        1,567,800
   Max Re Capital Ltd. ...........................      111,400        2,531,008
   Ocwen Financial Corp.* ........................      171,200        1,705,152
   Providian Financial Corp.* ....................      141,500        1,829,595
   R & G Financial Corp.,
     Class B .....................................       96,900        3,036,846
   Raymond James Financial,
     Inc. ........................................       61,500        2,350,530
   Saxon Capital, Inc.* ..........................       11,900          322,252
   Selective Insurance Group, Inc. ...............       36,700        1,354,230
   StanCorp Financial Group, Inc. ................       38,000        2,506,100
   State Auto Financial Corp. ....................       54,400        1,326,761
   Stewart Information Services
     Corp.* ......................................       56,700        2,069,550
   Unibanco-Uniao de Bancos
     Brasileiros S.A. - ADR ......................      100,500        2,286,375
   Westcorp ......................................       59,300        2,538,040
   WFS Financial, Inc.* ..........................       18,300          811,788
   World Acceptance Corp.* .......................       97,100        2,089,592
                                                                    ------------
                                                                      57,364,899
                                                                    ------------

INDUSTRIAL--14.4%
   A.S.V., Inc.* .................................       58,500        2,034,630
   Belden, Inc. ..................................       98,700        1,952,286
   Briggs & Stratton Corp. .......................       27,000        1,845,450
   Brink's Co., (The) ............................       73,400        1,943,632
   Consolidated Graphics, Inc.* ..................       54,400        2,026,944
   Flowserve Corp.* ..............................       92,700        2,014,371
   FMC Technologies, Inc.* .......................       12,300          323,490
   Genlyte Group, Inc., (The)* ...................       30,700        1,727,489
   Gevity HR, Inc. ...............................      101,900        2,315,168
   Global Industries Ltd.* .......................      282,700        1,430,462
   GrafTech International Ltd.* ..................      137,200        1,861,804

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2004 (UNAUDITED)

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------    ------------

INDUSTRIAL--(CONTINUED)
   Intelligroup, Inc.* ...........................      147,600     $  1,406,628
   Jacuzzi Brands, Inc.* .........................      279,800        2,515,402
   Kforce, Inc.* .................................      206,900        2,058,655
   MasTec, Inc.* .................................      153,000        1,854,360
   Mcdermott International,
     Inc.* .......................................      185,800        2,132,984
   Middleby Corp.,  (The)* .......................       42,300        1,734,300
   MPS Group, Inc.* ..............................      150,300        1,465,425
   Pacer International, Inc.* ....................       68,700        1,475,676
   Quanta Services, Inc.* ........................      224,700        1,932,420
   Rollins, Inc. .................................       83,700        1,944,351
   TeleTech Holdings, Inc.* ......................      212,000        1,643,000
   Terex Corp.* ..................................       37,500        1,313,625
   United Stationers, Inc.* ......................       35,600        1,413,676
   UNOVA, Inc.* ..................................      124,100        2,702,898
   Wabash National Corp.* ........................       68,100        1,937,445
   Watsco, Inc. ..................................       17,700          484,272
                                                                    ------------
                                                                      47,490,843
                                                                    ------------

TECHNOLOGY--23.9%
   AAR CORP.* ....................................      157,200        2,031,024
   Advanced Digital
     Information Corp.* ..........................       52,400          659,192
   Artesyn Technologies, Inc.* ...................      156,900        1,710,210
   Aspect Communications
     Corp.* ......................................      195,200        3,525,312
   ATI Technologies, Inc.* .......................      109,700        1,708,029
   Avaya, Inc.* ..................................      136,800        2,346,120
   Blue Coat Systems, Inc.* ......................       51,100        2,096,173
   Brightpoint, Inc.* ............................       76,750        1,307,053
   Brooktrout, Inc.* .............................      111,300        2,171,463
   C-COR.net Corp.* ..............................      186,600        3,067,704
   Carreker Corp.* ...............................      148,800        1,971,600
   Carrier Access Corp.* .........................      160,100        1,841,150
   CNET Networks, Inc.* ..........................      178,300        1,772,302
   Comtech Telecommunications
     Corp.* ......................................       60,000        1,699,200
   Corillian Corp.* ..............................      222,500        1,170,350
   Digitas, Inc.* ................................      196,500        1,959,105


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------    ------------


TECHNOLOGY--(CONTINUED)
   Ditech Communications
     Corp.* ......................................      115,500     $  2,158,695
   EarthLink, Inc.* ..............................      214,500        1,958,385
   Gateway, Inc.* ................................      202,000        1,096,860
   Harmonic, Inc.* ...............................      181,200        2,217,888
   InFocus Corp.* ................................      174,600        2,056,788
   Informatica Corp.* ............................      154,500        1,484,745
   Intervoice, Inc.* .............................      178,700        2,169,418
   Mattson Technology, Inc.* .....................      169,800        2,022,318
   Microsemi Corp.* ..............................       95,400        1,488,240
   MTS Systems Corp. .............................       79,800        2,144,226
   NDS Group PLC - ADR* ..........................       21,800          638,958
   Netsmart Technologies, Inc.* ..................       84,500        1,322,425
   Parametric Technology
     Corp.* ......................................      340,200        1,551,312
   QuickLogic Corp.* .............................      235,100          898,082
   Quidel Corp.* .................................      165,400        1,703,620
   SI International, Inc.* .......................       66,200        1,492,148
   Sierra Wireless, Inc.* ........................       90,100        2,466,938
   Silicon Storage Technology,
     Inc.* .......................................      133,900        1,676,428
   SonicWALL, Inc.* ..............................       68,800          660,480
   Sonus Networks, Inc.* .........................      189,600        1,124,328
   SS&C Technologies, Inc. .......................       57,500        2,921,575
   Standard Microsystems
     Corp.* ......................................       70,800        2,133,204
   Sykes Enterprises, Inc.* ......................      114,900          821,535
   Telesystem International
     Wireless, Inc.* .............................      159,000        2,035,200
   Time Warner Telecom, Inc.,
     Class A* ....................................      226,700        1,571,031
   Transaction Systems
     Architects, Inc., Class A* ..................       84,900        1,527,351
   UnitedGlobalCom, Inc.,
     Class A* ....................................      228,400        2,167,516
   ViaSat, Inc.* .................................       24,900          666,075
   Wavecom S.A. - ADR* ...........................       18,300          223,626
   Westell Technologies, Inc.,
     Class A* ....................................      131,500        1,007,290
   Wireless Facilities, Inc.* ....................       49,500          646,965
                                                                    ------------
                                                                      79,089,637
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 29, 2004 (UNAUDITED)

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------    ------------

UTILITY--1.0%
   Companhia Energetica de
     Minas Gerais - ADR ..........................       85,500     $  1,511,640
   Compania Anonima
     Nacional Telefonos
     de Venezuela
     (CANTV) - ADR ...............................       94,200        1,745,526
                                                                    ------------
                                                                       3,257,166
                                                                    ------------

     TOTAL COMMON STOCKS
       (Cost $238,309,225) ....................................      313,839,439
                                                                    ------------

SHORT TERM INVESTMENTS--5.1%
   Galaxy Institutional Money
     Market Fund
     0.97% 03/01/04 ..............................    8,376,473        8,376,473
   Wilmington Prime Money
     Market Portfolio
     0.61% 03/01/04 ..............................    8,376,474        8,376,474
                                                                    ------------

     TOTAL SHORT TERM
       INVESTMENTS
       (Cost $ 16,752,947) ....................................       16,752,947
                                                                    ------------

TOTAL INVESTMENTS--100.0%
   (Cost $255,062,172) ........................................      330,592,386
                                                                    ------------

ASSETS IN EXCESS OF
   OTHER LIABILITIES--0.0% ....................................           14,929
                                                                    ------------
NET ASSETS--100.0% ............................................     $330,607,315
                                                                    ============

----------
  * Non-income producing.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost - $255,062,172) ..............     $330,592,386
   Receivable for investments sold ..........................        4,851,104
   Receivable for Fund shares sold ..........................          293,496
   Dividends receivable .....................................          263,684
   Prepaid expenses and other assets ........................           27,939
                                                                  ------------
     Total assets ...........................................      336,028,609
                                                                  ------------
LIABILITIES
   Payable for investments purchased ........................        4,699,099
   Payable for Fund shares redeemed .........................          365,186
   Payable to the Adviser ...................................          264,571
   Accrued expenses and other liabilities ...................           92,438
                                                                  ------------
     Total liabilities ......................................        5,421,294
                                                                  ------------
NET ASSETS
   Capital stock, $0.001 par value ..........................           11,784
   Additional paid-in capital ...............................      234,547,393
   Accumulated net investment loss ..........................       (1,272,854)
   Accumulated net realized gain from investments ...........       21,790,778
   Net unrealized appreciation on investments ...............       75,530,214
                                                                  ------------
     Net assets .............................................     $330,607,315
                                                                  ============
INSTITUTIONAL CLASS
   Net assets ...............................................     $187,844,876
                                                                  ------------
   Shares outstanding .......................................        6,686,634
                                                                  ------------
   Net asset value, offering and redemption price per share .     $      28.09
                                                                  ============
INVESTOR CLASS
   Net assets ...............................................     $142,762,439
                                                                  ------------
   Shares outstanding .......................................        5,096,982
                                                                  ------------
   Net asset value, offering and redemption price per share .     $      28.01
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                                                                    FOR THE
                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004
                                                               -----------------
INVESTMENT INCOME
   Dividends(1) .............................................     $ 1,099,349
                                                                  -----------
     Total investment income ................................       1,099,349
                                                                  -----------
EXPENSES
   Advisory fees ............................................       1,441,492
   Administrative service fees ..............................         216,224
   Administration and accounting fees and expenses ..........         204,372
   Transfer agent fees and expenses .........................          77,478
   Shareholder servicing fees ...............................          64,601
   Audit and legal fees .....................................          44,530
   Custodian fees and expenses ..............................          43,245
   Printing fees ............................................          19,830
   Directors' fees and expenses .............................          16,107
   Federal and state registration fees ......................          13,683
   Insurance and other expenses .............................           7,248
                                                                  -----------
     Total expenses before waivers and reimbursements .......       2,148,810
     Less: waivers and reimbursements .......................        (282,343)
                                                                  -----------
     Net expenses ...........................................       1,866,467
                                                                  -----------
   Net investment loss ......................................        (767,118)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments .......................      33,719,764
   Net change in unrealized appreciation on investments .....      26,652,964
                                                                  -----------
   Net realized and unrealized gain from investments ........      60,372,728
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........     $59,605,610
                                                                  ===========

----------
(1) Net of foreign taxes withheld of $27,538.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                              FOR THE            FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 29, 2004    AUGUST 31, 2003
                                                         -----------------    ---------------
                                                             (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ................................     $   (767,118)      $ (1,155,006)
   Net realized gain/(loss) from investments ..........       33,719,764         (8,671,658)
   Net change in unrealized appreciation on investments       26,652,964         60,570,492
                                                            ------------       ------------
   Net increase in net assets resulting from operations       59,605,610         50,743,828
                                                            ------------       ------------

LESS DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income Institutional shares .........               --                 --
   Net investment income Investor shares ..............               --                 --
                                                            ------------       ------------
     Total dividends to shareholders ..................               --                 --
                                                            ------------       ------------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ................       25,648,439         25,050,315
                                                            ------------       ------------
   Total increase in net assets .......................       85,254,049         75,794,143
                                                            ------------       ------------

NET ASSETS
   Beginning of period ................................      245,353,266        169,559,123
                                                            ------------       ------------
   End of period* .....................................     $330,607,315       $245,353,266
                                                            ============       ============

----------
* Includes undistributed net investment losses of $767,118 and $505,736 for the six months ended February 29, 2004, and for the year ended August 31, 2003, respectively.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                         INSTITUTIONAL CLASS
                                               ---------------------------------------------------------------------
                                                                                                           FOR THE
                                                 FOR THE         FOR THE       FOR THE       FOR THE       PERIOD
                                               SIX MONTHS         YEAR          YEAR          YEAR        10/1/99*
                                                  ENDED           ENDED         ENDED         ENDED        THROUGH
                                                 2/29/04         8/31/03       8/31/02       8/31/01       8/31/00
                                               -----------       -------       -------       -------       -------
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........     $ 22.71        $ 17.83       $ 19.52       $ 20.91       $ 12.00
                                                  -------        -------       -------       -------       -------
Net investment loss .........................       (0.06)         (0.11)**      (0.02)        (0.07)**      (0.05)**
Net realized and unrealized gain (loss)
   on investments ...........................        5.44           4.99**       (1.67)        (0.66)**       8.96**
                                                  -------        -------       -------       -------       -------
Net increase (decrease) in net assets
   resulting from operations ................        5.38           4.88         (1.69)        (0.73)         8.91
                                                  -------        -------       -------       -------       -------
Distributions to shareholders from:
Net investment income .......................          --             --            --            --            --
Net realized capital gains ..................          --             --            --         (0.66)           --
                                                  -------        -------       -------       -------       -------
Net asset value, end of period ..............     $ 28.09        $ 22.71       $ 17.83       $ 19.52       $ 20.91
                                                  =======        =======       =======       =======       =======

Total investment return(1) ..................       23.69%         27.37%        (8.66)%       (3.39)%       74.25%
                                                  =======        =======       =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...    $187,845       $132,845       $80,639       $36,526        $5,593
Ratio of expenses to average net assets
   with waivers and reimbursements ..........        1.25%(2)       1.25%         1.25%         1.25%         1.25%(2)
Ratio of expenses to average net assets
   without waivers and
   reimbursements ...........................        1.45%(2)       1.50%         1.50%         1.68%         3.91%(2)
Ratio of net investment loss to average
   net assets ...............................       (0.49)%(2)     (0.60)%       (0.11)%       (0.36)%       (0.58)%(2)
Portfolio turnover rate .....................       57.14%        122.39%       140.27%       125.99%        94.31%

----------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                           INVESTOR CLASS
                                               -------------------------------------------------------------------------
                                                                                                            FOR THE
                                                 FOR THE          FOR THE       FOR THE       FOR THE       PERIOD
                                               SIX MONTHS          YEAR          YEAR          YEAR        10/1/99*
                                                  ENDED            ENDED         ENDED         ENDED        THROUGH
                                                 2/29/04          8/31/03       8/31/02       8/31/01       8/31/00
                                               -----------        -------       -------       -------       -------
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........      $ 22.65        $ 17.80       $ 19.49       $ 20.89       $ 12.00
                                                   -------        -------       -------       -------       -------
Net investment loss .........................        (0.07)         (0.12)**      (0.03)        (0.09)**      (0.06)**
Net realized and unrealized gain (loss)
   on investments ...........................         5.43           4.97**       (1.66)        (0.65)**       8.95**
                                                   -------        -------       -------       -------       -------
Net increase (decrease) in net assets
   resulting from operations ................         5.36           4.85         (1.69)        (0.74)         8.89
                                                   -------        -------       -------       -------       -------
Distributions to shareholders from:
Net investment income .......................           --             --            --            --            --
Net realized capital gains ..................           --             --            --         (0.66)           --
                                                   -------        -------       -------       -------       -------
Net asset value, end of period ..............      $ 28.01        $ 22.65       $ 17.80       $ 19.49       $ 20.89
                                                   =======        =======       =======       =======       =======

Total investment return(1) ..................        23.66%         27.25%        (8.67)%       (3.45)%       74.08%
                                                   =======        =======       =======       =======       =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...     $142,762       $112,508       $88,920       $54,255       $19,358
Ratio of expenses to average net
   assets with waivers and
   reimbursements ...........................         1.35%(2)       1.35%         1.27%         1.35%         1.35%(2)
Ratio of expenses to average net assets
   without waivers and
   reimbursements ...........................         1.55%(2)       1.60%         1.60%         1.78%         4.01%(2)
Ratio of net investment loss to average
   net assets ...............................        (0.58)%(2)     (0.69)%       (0.20)%       (0.46)%       (0.68)%(2)
Portfolio turnover rate .....................        57.14%        122.39%       140.27%       125.99%        94.31%

----------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion are currently classified into ninety-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families", seven of which have begun investment operations.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. Eastern time on each business day. The Fund's securities are valued at the closing price or the last reported sale price on the national securities exchange or in the principal over-the-counter market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee according to procedures adopted by RBB's Board of Directors. With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Bogle Investment Management, L.P. (the "Adviser") considers creditworthy. The seller, under a repurchase agreement, will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business,

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the six months ended February 29, 2004, the Fund did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 29, 2004, investment advisory fees and waivers were as follows:

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


                                           GROSS                        NET
                                       ADVISORY FEES    WAIVERS    ADVISORY FEES
                                       -------------   ---------   -------------
Bogle Investment Management
     Small Cap Growth Fund              $1,441,492     $(76,930)    $1,364,562

     The Fund will not pay the Adviser at a later time for any amounts they waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle Investment Management, L.P. provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, Bogle Investment Management, L.P. receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.


     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets. In addition, PFPC serves as the Fund's transfer and dividend disbursing agent.

     For providing regulatory administrative services to the RBB Fund, Inc., PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is charged to all funds in proportion to their net assets of the RBB Funds. The Bogle Investment Management Small Cap Growth Fund's portion of this fee for the six months ended February 29, 2004 was $22,995.

     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the six months ended February 29, 2004, administration and accounting services fees and waivers were as follows:


                                         GROSS ADMINISTRATION                       NET ADMINISTRATION AND
                                            AND ACCOUNTING                            ACCOUNTING SERVICES
                                      SERVICES FEES AND EXPENSES        WAIVERS        FEES AND EXPENSES
                                      --------------------------       ---------    ----------------------
Bogle Investment Management
     Small Cap Growth Fund                     $204,372                $(18,019)           $186,353

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Fund.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     For the six months ended February 29, 2004, administrative services fees and waivers were as follows:


                                      GROSS ADMINISTRATIVE                         NET ADMINISTRATIVE
                                          SERVICES FEES              WAIVERS          SERVICES FEES
                                      --------------------         ---------       ------------------
Bogle Investment Management
     Small Cap Growth Fund                  $216,224               $(187,394)            $28,830

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts they waived or any amounts assumed.


     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets. PFPC and its affiliates were due fees from the Fund of $51,975 as of February 29, 2004.


3.   INVESTMENT IN SECURITIES

     For the six months ended February 29, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                           INVESTMENT SECURITIES
                                      -------------------------------
                                        PURCHASES            SALES
                                      ------------       ------------
Bogle Investment Management
     Small Cap Growth Fund            $175,561,908       $157,881,002

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2004, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:


                                                                          INSTITUTIONAL CLASS
                                                    ----------------------------------------------------------------
                                                               FOR THE
                                                          SIX MONTHS ENDED                         FOR THE
                                                          FEBRUARY 29, 2004                      YEAR ENDED
                                                             (UNAUDITED)                       AUGUST 31, 2003
                                                    -----------------------------        ---------------------------
                                                      SHARES            VALUE             SHARES            VALUE
                                                    ---------        ------------        ---------      ------------
Sales ........................................      1,312,644        $ 34,342,746        2,263,361      $ 41,292,855
Redemptions ..................................       (476,679)        (12,042,935)        (936,265)      (16,623,617)
                                                    ---------        ------------        ---------      ------------
Net Increase .................................        835,965        $ 22,299,811        1,327,096      $ 24,669,238
                                                    =========        ============        =========      ============


                                                                            INVESTOR CLASS
                                                    ----------------------------------------------------------------
                                                               FOR THE
                                                          SIX MONTHS ENDED                         FOR THE
                                                          FEBRUARY 29, 2004                      YEAR ENDED
                                                             (UNAUDITED)                       AUGUST 31, 2003
                                                    -----------------------------        ---------------------------
                                                      SHARES            VALUE             SHARES            VALUE
                                                    ---------         -----------        ---------      ------------
Sales ........................................        474,109         $12,379,765          685,239      $ 12,710,849
Redemptions ..................................       (344,470)         (9,031,137)        (713,904)      (12,329,772)
                                                    ---------         -----------        ---------      ------------
Net Increase/(Decrease) ......................        129,639         $ 3,348,628          (28,665)     $    381,077
                                                    =========         ===========        =========      ============

5.   PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission's website at http://www.sec.gov.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


6.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2004, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:


                                                FEDERAL TAX       UNREALIZED       UNREALIZED      NET UNREALIZED
                                                   COST          APPRECIATION     DEPRECIATION      APPRECIATION
                                               ------------      ------------    -------------     --------------
Bogle Investment Management
     Small Cap Growth Fund                     $255,183,298       $79,669,866     $(4,260,778)       $75,409,088

     As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED     UNDISTRIBUTED
                                                 ORDINARY          LONG-TERM
                                                  INCOME             GAINS
                                                ------------     -------------
Bogle Investment Management
     Small Cap Growth Fund                         $  --              $  --


     At August 31, 2003, the Fund had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:


                                                  EXPIRING AUGUST 31,
                                     ----------------------------------------------
                                        2009              2010              2011
                                     ----------        ----------        ----------
Bogle Investment Management
     Small Cap Growth Fund           $1,206,354        $1,749,940        $6,381,046

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2003, the Fund incurred post-October capital losses of $2,439,440 The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:


                                                   ORDINARY         LONG-TERM
                                                    INCOME            GAINS             TOTAL
                                                   --------         ---------         ---------
Bogle Investment Management
     Small Cap Growth Fund           2003             --               --                --
                                     2002             --               --                --

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                 FUND MANAGEMENT
                                   (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below.


------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF
                                                  OFFICE                                            NUMBER OF
                                                 AND LENGTH                                        PORTFOLIOS IN      OTHER
NAME, ADDRESS,               POSITION(S) HELD     OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX    DIRECTORSHIPS
AND DATE OF BIRTH               WITH FUND         SERVED 1                  5 YEARS                 OVERSEEN BY   HELD BY DIRECTOR
                                                                                                     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky           Director            1988 to     Since 1969, Director and Vice             16         Director, Comcast
 Comcast Corporation                             present     Chairman, Comcast Corporation (cable                    Corporation
 1500 Market Street,                                         television and communications);
 35th Floor                                                  Director, NDS Group PLC (provider of
 Philadelphia, PA 19102                                      systems and applications for digital
 DOB: 7/16/33                                                pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay            Director            1988 to     Since 2000, Vice President, Fox Chase     16                None
 Fox Chase Cancer Center                         present     Cancer Center (biomedical research and
 333 Cottman Avenue                                          medical care); prior to 2000,
 Philadelphia, PA 19111                                      Executive Vice President, Fox Chase
 DOB: 12/06/35                                               Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman          Director            1991 to     Since December 2000, Director, Gabelli    16                None
 106 Pierrepont Street                           present     Partners, L.P. (an investment
 Brooklyn, NY  11201                                         partnership); Chief Operating Officer
 DOB: 5/21/48                                                and member of the Board of Directors
                                                             of Outercurve Technologies (wireless
                                                             enabling services) until April 2001;
                                                             Chief Operating Officer and member of
                                                             the Executive Operating Committee of
                                                             Warburg Pincus Asset Management, Inc.;
                                                             Executive Officer and Director of
                                                             Credit Suisse Asset Management
                                                             Securities, Inc. (formerly Counsellors
                                                             Securities, Inc.) and Director/Trustee
                                                             of various investment companies
                                                             advised by Warburg Pincus Asset
                                                             Management, Inc. until September 15,
                                                             1999; Prior to 1997, Managing Director
                                                             of Warburg Pincus Asset Management,
                                                             Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg         Director            1991 to     Since 1974, Chairman, Director and        16            Director,
 Moyco Technologies, Inc.                        present     President, Moyco Technologies, Inc.                      Moyco
 200 Commerce Drive                                          (manufacturer of precision coated and                Technologies, Inc.
 Montgomeryville, PA 18936                                   industrial abrasives). Since 1999,
 DOB: 3/24/34                                                Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF
                                                  OFFICE                                            NUMBER OF
                                                 AND LENGTH                                        PORTFOLIOS IN      OTHER
NAME, ADDRESS,               POSITION(S) HELD     OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX    DIRECTORSHIPS
AND DATE OF BIRTH               WITH FUND         SERVED 1                  5 YEARS                 OVERSEEN BY   HELD BY DIRECTOR
                                                                                                     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky            Director            1991 to     Since July 2002, Senior Vice President    16              None
 Oppenheimer & Company, Inc.                     present     and prior thereto, Executive Vice
 200 Park Avenue                                             President of Oppenheimer & Co., Inc.,
 New York, NY 10166                                          formerly Fahnestock & Co., Inc. (a
 DOB: 4/16/38                                                registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall          Director            2002 to     Director of PFPC Inc. from January        16              None
 400 Bellevue Parkway                            present     1987 to April 2002, Chairman and Chief
 Wilmington, DE 19809                                        Executive Officer of PFPC Inc. until
 DOB: 9/25/38                                                April 2002, Executive Vice President
                                                             of PNC Bank, National Association from
                                                             October 1981 to April 2002, Director
                                                             of PFPC International Ltd. (financial
                                                             services) from August 1993 to April
                                                             2002, Director of PFPC International
                                                             (Cayman) Ltd. (financial services)
                                                             from September 1996 to April 2002, and
                                                             Director of International Dollar
                                                             Reserve Fund, Ltd. (Cayman mutual fund
                                                             company) from September 1993 to
                                                             present; Governor of the Investment
                                                             Company Institute (investment company
                                                             industry trade organization) from July
                                                             1996 to January 2002; Director of PNC
                                                             Asset Management, Inc. (investment
                                                             advisory) from September 1994 to March
                                                             1998; Director of PNC National Bank
                                                             from October 1995 to November 1997;
                                                             Director of Haydon Bolts, Inc. (bolt
                                                             manufacturer) and Parkway Real Estate
                                                             Company (subsidiary of Haydon Bolts,
                                                             Inc.) since 1984. Mr. Carnall provides
                                                             consulting services from time to time
                                                             to PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF
                                                  OFFICE                                            NUMBER OF
                                                 AND LENGTH                                        PORTFOLIOS IN      OTHER
NAME, ADDRESS,               POSITION(S) HELD     OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX    DIRECTORSHIPS
AND DATE OF BIRTH               WITH FUND         SERVED 1                  5 YEARS                 OVERSEEN BY   HELD BY DIRECTOR
                                                                                                     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach             President           1991 to     Certified Public Accountant; Vice         N/A             N/A
 400 Bellevue Parkway           and              present     Chairman of the Board, Fox Chase
 4th Floor                   Treasurer             and       Cancer Center; Trustee Emeritus,
 Wilmington, DE 19809                            1988 to     Pennsylvania School for the Deaf;
 DOB: 6/29/24                                    present     Trustee Emeritus, Immaculata
                                                             University; President or Vice
                                                             President and Treasurer of various
                                                             investment companies advised by
                                                             subsidiaries of PNC Bank Corp. from
                                                             1981 to 1997; Managing General
                                                             Partner, President and Treasurer of
                                                             Chestnut Street Exchange Fund;
                                                             Director of the Bradford Funds, Inc.
                                                             from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                Secretary           Since       Since 2000, Vice President and            N/A             N/A
 301 Bellevue Parkway                            2003        Counsel, PFPC Inc. (financial services
 2nd Floor                                                   company); Associate, Stradley, Ronon,
 Wilmington, DE 19809                                        Stevens & Young, LLC (law firm) from
 DOB: 1/27/68                                                1996-2000.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the
  Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's
  principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky
  is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Bogle Investment Management, L.P.
57 River Street
Suite 206
Wellesley, MA 02481


ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042


COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data provided in the report.

[INSERT BAKER EDGAR HERE]

                      ======================================


                              BAKER 500 CORPORATION


                      ======================================




                                BAKER 500 GROWTH
                                      FUND
                              OF THE RBB FUND, INC.



                                 [LOGO OMITTED]
                              ====================
                                        B
                                       500
                              ====================

                               INSTITUTIONAL CLASS
                                     CLASS S



                      ======================================


                               SEMI-ANNUAL REPORT


                                FEBRUARY 29, 2004


                      ======================================

--------------------------------------------------------------------------------
                              BAKER 500 GROWTH FUND
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


April 19, 2004


Dear Shareholder of the Baker 500 Growth Fund:

The performance for the six months ended February 29, 2004, for the Institutional Class and Class S of the Baker 500 Growth Fund (the "Fund") increased 8.97% and 8.81%, respectively, while the S&P 500(R) Index increased 14.59% for the same period. For the period of September 2003, through mid-January 2004, the Fund was only 70% invested in equity securities which impacted the Fund's performance. The Fund was not fully invested in equity securities at this time due to our anticipation that the market would experience a correction.

On January 21, 2004, the Fund became fully invested in equity securities and the Fund's performance for the balance of the semi-annual period improved. For the month of January 2004, the Fund experienced an increase of 4.20% versus the S&P 500(R)'s increase of 1.84%. During the month of December 2003, the Fund, at 70% invested, remained flat, experiencing a 0.08% increase, versus a 5.24% increase for the S&P 500(R) Index for the same one-month period. The primary reason the Fund trailed the S&P 500(R) Index during December 2003 was due to high sector rotation that the markets were experiencing. In January 2004, the sector rotations returned to the Fund and had a positive impact on the Fund's performance. During the first quarter of 2004, as companies announced their quarterly earnings, most publicly traded companies experienced continued growth in earnings, which caused the markets to continue to grow.

As of February 29, 2004, the end date of this report, the Fund was fully invested in 20 different securities across 15 industries, satisfying our growth objective of the Fund in both share classes.


Sincerely,


L. Edward Baker
Portfolio Manager

                              BAKER 500 GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


                                                    NUMBER
                                                   OF SHARES        VALUE
                                                   ---------     -----------

COMMON STOCKS--96.9%
BROADCASTING & CABLE TV--4.6%
   Univision Communications,
     Inc., Class A* ..........................       22,275      $   793,658
                                                                 -----------

CASINOS & GAMING--5.4%
   International Game
     Technology ..............................       24,200          949,608
                                                                 -----------

COMPUTER & ELECTRONICS
RETAIL--4.3%
   Best Buy Co., Inc.* .......................       14,200          756,150
                                                                 -----------

DRUG RETAIL--5.0%
   CVS Corp. .................................       23,415          878,062
                                                                 -----------

ELECTRONIC EQUIPMENT &
INSTRUMENTS--9.5%
   Agilent Technologies, Inc.* ...............       25,980          888,256
   Waters Corp.* .............................       20,600          760,964
                                                                 -----------
                                                                   1,649,220
                                                                 -----------

HEALTH CARE EQUIPMENT --19.4%
   Medtronic, Inc. ...........................       17,200          806,680
   St. Jude Medical, Inc.* ...................       12,000          871,800
   Stryker Corp. .............................        9,575          849,590
   Zimmer Holdings, Inc.* ....................       11,225          849,059
                                                                 -----------
                                                                   3,377,129
HOME IMPROVEMENT RETAIL--5.1%
   Lowe's Companies, Inc. ....................       15,925          891,800
                                                                 -----------

HOUSEWARES & SPECIALTIES--4.3%
   Fortune Brands, Inc. ......................       10,500          750,540
                                                                 -----------

INDUSTRIAL MACHINERY--4.1%
   Danaher Corp. .............................        8,050          721,522
                                                                 -----------

NETWORKING EQUIPMENT--5.8%
   Avaya, Inc.* ..............................       58,825        1,008,849
                                                                 -----------


                                                    NUMBER
                                                   OF SHARES        VALUE
                                                   ---------     -----------

PHARMACEUTICALS--5.7%
   Forest Laboratories, Inc.* ................      13,200       $   996,336
                                                                 -----------

SPECIALTY STORES--14.4%
   AutoZone, Inc.* ...........................        9,975          894,757
   Bed Bath & Beyond, Inc.* ..................       20,840          851,939
   Staples, Inc.* ............................       29,425          771,524
                                                                 -----------
                                                                   2,518,220
                                                                 -----------

SYSTEMS SOFTWARE--4.0%
   Novell, Inc.* .............................       68,555          697,890
                                                                 -----------

TELECOMMUNICATIONS
EQUIPMENT--5.3%
   QUALCOMM, Inc. ............................       14,525          921,611
                                                                 -----------
     TOTAL COMMON STOCKS
       (Cost $14,940,636) .................................       16,910,595
                                                                 -----------
SHORT TERM INVESTMENTS--3.2%
MONEY MARKET FUNDS--3.2%
   Galaxy Money Market Fund
     0.97% 03/01/04 ..........................      283,024          283,024
   Wilmington Money Market
     Fund 0.61% 03/01/04 .....................      283,025          283,025
                                                                 -----------
                                                                     566,049
                                                                 -----------
     TOTAL SHORT TERM
       INVESTMENTS
       (Cost $566,049) ....................................          566,049
                                                                 -----------

     TOTAL INVESTMENTS--100.1%
       (Cost $15,506,685) .................................       17,476,644
                                                                 -----------

     LIABILITIES IN EXCESS OF
       OTHER ASSETS--(0.1)% ...............................          (21,669)
                                                                 -----------
     NET ASSETS--100.0% ...................................      $17,454,975
                                                                 ===========

----------
*Non-income producing.

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost - $15,506,685) ................     $17,476,644
   Receivable for Fund shares sold ...........................          40,180
   Prepaid expenses and other assets .........................          16,464
   Dividends and interest receivable .........................           4,322
                                                                   -----------
     Total assets ............................................      17,537,610
                                                                   -----------
LIABILITIES
   Payable for Fund shares redeemed ..........................          46,970
   Audit and legal fees payable ..............................          15,731
   Shareholder servicing fees payable ........................             923
   Accrued expenses and other liabilities ....................          19,011
                                                                   -----------
     Total liabilities .......................................          82,635
                                                                   -----------
NET ASSETS
   Capital stock, $0.001 par value ...........................           1,331
   Additional paid-in capital ................................      15,829,376
   Accumulated net investment loss ...........................        (108,388)
   Accumulated net realized loss from investments ............        (237,303)
   Net unrealized appreciation on investments ................       1,969,959
                                                                   -----------
     Net assets ..............................................     $17,454,975
                                                                   ===========
INSTITUTIONAL CLASS
   Net assets ................................................     $12,446,901
                                                                   -----------
   Shares outstanding ........................................         948,468
                                                                   -----------
   Net asset value, offering and redemption price per share ..     $     13.12
                                                                   ===========
CLASS S
   Net assets ................................................     $ 5,008,074
                                                                   -----------
   Shares outstanding ........................................         382,561
                                                                   -----------
   Net asset value, offering and redemption price per share ..     $     13.09
                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                                                                    FOR THE
                                                                  SIX MONTHS
                                                                     ENDED
                                                               FEBRUARY 29, 2004
                                                               -----------------
INVESTMENT INCOME
   Dividends ...............................................      $   24,962
   Interest ................................................          16,277
                                                                  ----------
     Total investment income ...............................          41,239
                                                                  ----------
EXPENSES
   Advisory fees ...........................................          84,386
   Service fees and expenses ...............................          87,575
   Offering costs ..........................................          26,206
   Federal and state registration fees .....................          12,853
   Audit and legal fees ....................................          16,497
   Shareholder servicing fees ..............................           6,685
   Printing fees ...........................................           8,048
   Directors fees and expenses .............................           1,524
   Insurance and other expenses ............................             655
                                                                  ----------
     Total expenses before waivers and reimbursements ......         244,429
     Less: waivers and reimbursements ......................         (94,802)
                                                                  ----------
     Total expenses after waivers and reimbursements .......         149,627
                                                                  ----------
   Net investment loss .....................................        (108,388)
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized loss from investments ......................        (198,352)
   Net change in unrealized appreciation on investments ....       1,787,842
                                                                  ----------
   Net realized and unrealized gain from investments .......       1,589,490
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......      $1,481,102
                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                               FOR THE                 FOR THE PERIOD
                                                             SIX MONTHS               JANUARY 28, 2003*
                                                                ENDED                      THROUGH
                                                          FEBRUARY 29, 2004            AUGUST 31, 2003
                                                          -----------------           -----------------
                                                             (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ................................     $  (108,388)                 $  (128,092)
   Net realized loss from investments .................        (198,352)                     (38,951)
   Net change in unrealized appreciation on investments       1,787,842                      182,117
                                                            -----------                  -----------
   Net increase in net assets resulting from operations       1,481,102                       15,074
                                                            -----------                  -----------

LESS DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income Institutional Class shares ...              --                           --
   Net investment income Class S shares ...............              --                           --
                                                            -----------                  -----------
     Total dividends to shareholders ..................              --                           --
                                                            -----------                  -----------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ................         352,385                   15,606,414
                                                            -----------                  -----------
   Total increase in net assets .......................       1,833,487                   15,621,488
                                                            -----------                  -----------

NET ASSETS
   Beginning of period ................................      15,621,488                           --
                                                            -----------                  -----------
   End of period** ....................................     $17,454,975                  $15,621,488
                                                            ===========                  ===========

----------
*   Commencement of operations.
**  Includes undistributed net investment income/(loss) of $(108,388) for the six months ended
    February 29, 2004, and $0 for the period January 28, 2003 (commencement of operations) through
    August 31, 2003.

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                           INSTITUTIONAL CLASS
                                                                  -------------------------------------
                                                                       FOR THE         FOR THE PERIOD
                                                                     SIX MONTHS       JANUARY 28, 2003*
                                                                        ENDED              THROUGH
                                                                  FEBRUARY 29, 2004    AUGUST 31, 2003
                                                                  -----------------   -----------------
                                                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........................           $12.04             $12.00
Net investment loss .........................................            (0.07)**           (0.12)**
Net realized and unrealized gain on investments .............             1.15               0.16
                                                                        ------             ------
Net increase in net assets resulting from operations ........             1.08               0.04
                                                                        ------             ------
Distributions to shareholders from:
Net investment income .......................................               --                 --
Net realized capital gains ..................................               --                 --
                                                                        ------             ------
Net asset value, end of period ..............................           $13.12             $12.04
                                                                        ======             ======
Total investment return(1) ..................................             8.97%              0.33%
                                                                        ======             ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...................          $12,447            $10,067
Ratio of expenses to average net assets including waivers and
   reimbursements ...........................................             1.66%(2)           2.44%(2)
Ratio of expenses to average net assets excluding waivers and
   reimbursements ...........................................             2.75%(2)           3.34%(2)
Ratio of net investment loss to average net assets ..........            (1.18)%(2)         (1.64)%(2)
Portfolio turnover rate .....................................            61.51%             49.61%

----------
*    Commencement of operations.
**   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                              FINANCIAL HIGHLIGHTS


                                                                                        CLASS S
                                                                          --------------------------------------
                                                                              FOR THE           FOR THE PERIOD
                                                                            SIX MONTHS         JANUARY 28, 2003*
                                                                               ENDED               THROUGH
                                                                          FEBRUARY 29, 2004     AUGUST 31, 2003
                                                                          -----------------    -----------------
                                                                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .................................         $12.03                $12.00
Net investment loss ..................................................          (0.09)**              (0.13)**
Net realized and unrealized gain on investments ......................           1.15                  0.16
                                                                               ------                ------
Net increase in net assets resulting from operations .................           1.06                  0.03
                                                                               ------                ------
Distributions to shareholders from:
Net investment income ................................................             --                    --
Net realized capital gains ...........................................             --                    --
                                                                               ------                ------
Net asset value, end of period .......................................         $13.09                $12.03
                                                                               ======                ======
Total investment return(1) ...........................................           8.81%                 0.25%
                                                                               ======                ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ............................         $5,008                $5,554
Ratio of expenses to average net assets including waivers and
   reimbursements ....................................................           1.89%(2)              2.69%(2)
Ratio of expenses to average net assets excluding waivers and
   reimbursements ....................................................           3.00%(2)              3.66%(2)
Ratio of net investment loss to average net assets ...................          (1.41)%(2)            (1.81)%(2)
Portfolio turnover rate ..............................................          61.51%                49.61%

----------
*    Commencement of operations.
**   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen active investment portfolios, including the Baker 500 Growth Fund (the "Fund"), which commenced investment operations on January 28, 2003. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Class S.

     RBB has authorized capital of thirty billion shares of Common Stock of which 26.073 billion are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. Eastern time on each business day. The Fund's securities are valued at the closing price or the last reported sale price on the national securities exchange or in the principal over-the-counter market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee according to procedures adopted by RBB's Board of Directors. With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Baker 500 Corporation (the "Adviser") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the six months ended February 29, 2004, the Fund did not enter into any repurchase agreements.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Baker 500 Corporation serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 0.98% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser voluntarily agreed to waive the investment advisory fee. For the six months ended February 29, 2004, the fee waivers were as follows:

                                      INVESTMENT                  NET INVESTMENT
                                     ADVISORY FEES     WAIVERS     ADVISORY FEES
                                     -------------    ---------   --------------
Baker 500 Growth Fund                   $84,386       $(84,386)         $--

     The Fund will not pay the Adviser at a later time for any amounts they waived or any they have assumed.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator and transfer agent for the Fund. PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of the PNC Financial Services Group, Inc., provides certain administrative services to the Fund. PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     For providing accounting and administration, transfer agency, administrative and custodial services, PFPC and its affiliates are entitled to receive a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets or a minimum of $125,000 annually.

     For providing regulatory administrative services to the RBB Fund, Inc., PFPC Inc. is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is charged to all funds in proportion to their net assets of RBB. The Fund's portion of this fee for the six months ended February 29, 2004 was $1,515.

     PFPC and its affiliates voluntarily agreed to waive a portion of accounting and administration, transfer agency, administrative services and custodial services fees for the Fund. For the six months ended February 29, 2004, fees earned by PFPC and its affiliates and related fee waivers were as follows:

                                    GROSS PFPC                     NET PFPC
                                   SERVICES FEES                 SERVICES FEES
                                   AND EXPENSES      WAIVERS     AND EXPENSES
                                   -------------    ---------    -------------
Baker 500 Growth Fund                 $87,575       $(10,416)       $77,159

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts they waived or any they have assumed. As of February 29, 2004, the Fund owed PFPC and its affiliates $15,756 for their services.

3.   NON 12b-1 SHAREHOLDER SERVICES PLAN

     The Fund has a Non 12b-1 Shareholder Services Plan (the "Plan") which permits Class S shares of the Fund to pay fees to various service organizations of up to 0.25% of the average daily net assets of such class. Under the Plan, the Fund has entered into agreements with service organizations that provide support services to their customers who are the beneficial owners of shares in Class S. The Fund had a payable of $923 as of February 29, 2004 and paid $6,685 under the Plan for the six months ended February 29, 2004.

4.   INVESTMENT IN SECURITIES

     For the six months ended February 29, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                               INVESTMENT SECURITIES
                                           -----------------------------
                                            PURCHASES           SALES
                                           -----------        ----------
Baker 500 Growth Fund                      $16,853,906        $7,756,809

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


5.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2004, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for Class S.

     Transactions in capital shares were as follows:


                                                                           INSTITUTIONAL CLASS
                                                     ----------------------------------------------------------------
                                                               FOR THE                              FOR THE
                                                          SIX MONTHS ENDED                PERIOD JANUARY 28, 2003* TO
                                                          FEBRUARY 29, 2004                    AUGUST 31, 2003
                                                     ----------------------------         ---------------------------
                                                      SHARES             VALUE            SHARES             VALUE
                                                     --------          ----------         -------         -----------
Sales .........................................       274,491          $3,426,876         916,574         $11,013,785
Redemptions ...................................      (161,959)         (2,040,512)        (80,638)           (969,206)
Reinvestments .................................            --                  --              --                  --
                                                     --------          ----------         -------         -----------
Net Increase ..................................       112,532          $1,386,364         835,936         $10,044,579
                                                     ========          ==========         =======         ===========


                                                                                  CLASS S
                                                     ----------------------------------------------------------------
                                                               FOR THE                              FOR THE
                                                          SIX MONTHS ENDED                PERIOD JANUARY 28, 2003* TO
                                                          FEBRUARY 29, 2004                    AUGUST 31, 2003
                                                     ----------------------------        ----------------------------
                                                      SHARES             VALUE            SHARES            VALUE
                                                     --------         -----------        --------         -----------
Sales .........................................        85,508         $ 1,064,038         860,194         $10,338,903
Redemptions ...................................      (164,690)         (2,098,017)       (398,451)         (4,777,068)
Reinvestments .................................            --                  --              --                  --
                                                     --------         -----------        --------         -----------
Net Increase/(Decrease) .......................       (79,182)        $(1,033,979)        461,743         $ 5,561,835
                                                     ========         ===========        ========         ===========

----------
* Commencement of operations.

6.   PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling (866) 253-8244 and on the Commission's website at http://www.sec.gov.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


7.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2004, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:


                                                                                     NET UNREALIZED
                                 FEDERAL TAX       UNREALIZED       UNREALIZED       APPRECIATION/
                                    COST          APPRECIATION     DEPRECIATION      DEPRECIATION
                                 -----------      ------------     ------------     --------------
Baker 500 Growth Fund            $15,506,685       $2,233,686       $(263,727)        $1,969,959

     As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                 UNDISTRIBUTED    UNDISTRIBUTED
                                                   ORDINARY         LONG-TERM
                                                    INCOME            GAINS
                                                 -------------    -------------
Baker 500 Growth Fund                                 --               --


     Under Federal tax law, foreign currency losses and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the period January 28, 2003 (commencement of operations) through August 31, 2003, the Fund incurred post-October capital losses of $38,951. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

                              BAKER 500 GROWTH FUND
                                 FUND MANAGEMENT
                                   (UNAUDITED)

     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (877) 264-5346.


------------------------------------------------------------------------------------------------------------------------------------
                                                TERM OF
                                               OFFICE AND                                              NUMBER OF
                                               LENGTH OF                                             PORTFOLIOS IN      OTHER
NAME, ADDRESS,               POSITION(S) HELD     TIME        PRINCIPAL OCCUPATION(S) DURING PAST    FUND COMPLEX    DIRECTORSHIPS
AND DATE OF BIRTH                WITH FUND      SERVED 1                   5 YEARS                    OVERSEEN BY  HELD BY DIRECTOR
                                                                                                       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky           Director          1988 to    Since 1969, Director and Vice Chairman,        16           Director,
 Comcast Corporation                           present    Comcast Corporation (cable television and                   Comcast
 1500 Market Street,                                      communications); Director, NDS Group PLC                   Corporation
 35th Floor                                               (provider of systems and applications for
 Philadelphia, PA 19102                                   digital pay TV).
 DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay            Director          1988 to    Since 2000, Vice President, Fox Chase Cancer   16              None
 Fox Chase Cancer Center                       present    Center (biomedical research and medical
 333 Cottman Avenue                                       care); prior to 2000, Executive Vice
 Philadelphia, PA 19111                                   President, Fox Chase Cancer Center.
 DOB: 12/06/35
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman          Director          1991 to    Since December 2000, Director, Gabelli         16              None
 106 Pierrepont Street                         present    Partners, L.P. (an investment partnership);
 Brooklyn, NY  11201                                      Chief Operating Officer and member of the
 DOB: 5/21/48                                             Board of Directors of Outercurve
                                                          Technologies (wireless enabling services)
                                                          until April 2001; Chief Operating Officer
                                                          and member of the Executive Operating
                                                          Committee of Warburg Pincus Asset
                                                          Management, Inc.; Executive Officer and
                                                          Director of Credit Suisse Asset Management
                                                          Securities, Inc. (formerly Counsellors
                                                          Securities, Inc.) and Director/Trustee of
                                                          various investment companies advised by
                                                          Warburg Pincus Asset Management, Inc. until
                                                          September 15, 1999; Prior to 1997, Managing
                                                          Director of Warburg Pincus Asset Management,
                                                          Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg         Director          1991 to    Since 1974, Chairman, Director and             16             Director,
 Moyco Technologies, Inc.                      present    President, Moyco Technologies, Inc.                            Moyco
 200 Commerce Drive                                       (manufacturer of precision coated and                      Technologies,
 Montgomeryville, PA 18936                                industrial abrasives). Since 1999, Director,                   Inc.
 DOB: 3/24/34                                             Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

                              BAKER 500 GROWTH FUND
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                TERM OF
                                               OFFICE AND                                              NUMBER OF
                                               LENGTH OF                                             PORTFOLIOS IN      OTHER
NAME, ADDRESS,               POSITION(S) HELD     TIME        PRINCIPAL OCCUPATION(S) DURING PAST    FUND COMPLEX    DIRECTORSHIPS
AND DATE OF BIRTH                WITH FUND      SERVED 1                   5 YEARS                    OVERSEEN BY  HELD BY DIRECTOR
                                                                                                       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky            Director          1991 to    Since July 2002, Senior Vice President and     16              None
 Oppenheimer & Company, Inc.                   present    prior thereto, Executive Vice President of
 200 Park Avenue                                          Oppenheimer & Co., Inc., formerly
 New York, NY 10166                                       Fahnestock & Co., Inc. (a registered
 DOB: 4/16/38                                             broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall          Director          2002 to    Director of PFPC Inc. from January 1987 to     16              None
 400 Bellevue Parkway                          present    April 2002, Chairman and Chief Executive
 Wilmington, DE 19809                                     Officer of PFPC Inc. until April 2002,
 DOB: 9/25/38                                             Executive Vice President of PNC Bank,
                                                          National Association from October 1981 to
                                                          April 2002, Director of PFPC International
                                                          Ltd. (financial services) from August 1993
                                                          to April 2002, Director of PFPC
                                                          International (Cayman) Ltd. (financial
                                                          services) from September 1996 to April
                                                          2002, and Director of International Dollar
                                                          Reserve Fund, Ltd. (Cayman mutual fund
                                                          company) from September 1993 to present;
                                                          Governor of the Investment Company
                                                          Institute (investment company industry
                                                          trade organization) from July 1996 to
                                                          January 2002; Director of PNC Asset
                                                          Management, Inc. (investment advisory) from
                                                          September 1994 to March 1998; Director of
                                                          PNC National Bank from October 1995 to
                                                          November 1997; Director of Haydon Bolts,
                                                          Inc. (bolt manufacturer) and Parkway Real
                                                          Estate Company (subsidiary of Haydon Bolts,
                                                          Inc.) since 1984. Mr. Carnall provides
                                                          consulting services from time to time to
                                                          PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

                              BAKER 500 GROWTH FUND
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                TERM OF
                                               OFFICE AND                                              NUMBER OF
                                               LENGTH OF                                             PORTFOLIOS IN      OTHER
NAME, ADDRESS,               POSITION(S) HELD     TIME        PRINCIPAL OCCUPATION(S) DURING PAST    FUND COMPLEX    DIRECTORSHIPS
AND DATE OF BIRTH                WITH FUND      SERVED 1                   5 YEARS                    OVERSEEN BY  HELD BY DIRECTOR
                                                                                                       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach             President         1991 to    Certified Public Accountant; Vice Chairman     N/A             N/A
 400 Bellevue Parkway           and            present    of the Board, Fox Chase Cancer Center;
 4th Floor                   Treasurer           and      Trustee Emeritus, Pennsylvania School for
 Wilmington, DE 19809                          1988 to    the Deaf; Trustee Emeritus, Immaculata
 DOB: 6/29/24                                  present    University; President or Vice President and
                                                          Treasurer of various investment companies
                                                          advised by subsidiaries of PNC Bank Corp.
                                                          from 1981 to 1997; Managing General
                                                          Partner, President and Treasurer of
                                                          Chestnut Street Exchange Fund; Director of
                                                          the Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                Secretary         Since      Since 2000, Vice President and Counsel,        N/A             N/A
 301 Bellevue Parkway                          2003       PFPC Inc. (financial services company);
 2nd Floor                                                Associate, Stradley, Ronon, Stevens &
 Wilmington, DE 19809                                     Young, LLC (law firm) from 1996-2000.
 DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------

1  Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the
   Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2  Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
   Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's
   principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky
   is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

INVESTMENT ADVISER
Baker 500 Corporation
601 Carlson Parkway
Suite 1050
Minnetonka, MN 55305


ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042


COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996




This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data provided in the report.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certifications  pursuant  to  Rule  30a-2(a)  under  the 1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Certifications  pursuant  to  Rule  30a-2(a)  under  the 1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The RBB Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date       MAY 10, 2004
       -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive & principal financial officer)

Date       MAY 10, 2004
       -------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.